SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 12.0%
Financial — 11.3%
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, 5.923%, 3/18/26 ±‡	$13,803,000	$13,820,544
Bank of Montreal, SOFR + 1.330%, 6.691%, 6/05/26 ‡	1,000,000	1,014,305
Bank of Nova Scotia (The), SOFR + 1.090%, 6.453%, 6/12/25 ‡	3,500,000	3,524,418
Commonwealth Bank of Australia, SOFR + 0.400%, 5.747%, 7/07/25 ±‡	1,950,000	1,951,805
Cooperatieve Rabobank UA, SOFR + 0.700%, 6.050%, 7/18/25 ‡	1,109,000	1,114,562
Cooperatieve Rabobank UA, SOFR + 0.710%, 6.071%, 3/05/27 ‡	9,500,000	9,516,537
Credit Agricole SA, SOFR + 0.870%, 6.231%, 3/11/27 ±‡	572,000	573,573
Nordea Bank Abp, 0.750%, 8/28/25 ±	680,000	639,392
Nordea Bank Abp, SOFR + 0.740%, 6.104%, 3/19/27 ±‡	9,000,000	9,018,991
Royal Bank of Canada, 5.150%, 2/01/34	2,000,000	2,003,585
Royal Bank of Canada, SOFR + 0.440%, 5.790%, 1/21/25 ‡	635,000	635,636
Royal Bank of Canada, SOFR + 0.570%, 5.922%, 4/27/26 ‡	895,000	894,733
Svenska Handelsbanken AB, SOFR + 0.910%, 6.271%, 6/10/25 ±‡	2,000,000	2,008,290
Toronto-Dominion Bank (The), SOFR + 1.080%, 6.431%, 7/17/26 ‡	1,150,000	1,161,751
Westpac Banking Corp., SOFR + 0.720%, 6.075%, 11/17/25 ‡	5,000,000	5,019,873
		52,897,995
Government — 0.4%
Svensk Exportkredit AB, SOFR + 1.000%, 6.351%, 8/03/26 ‡	1,600,000	1,624,574
Technology — 0.3%
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	1,500,000	1,472,301
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $55,886,153)		55,994,870
CORPORATE BONDS AND NOTES — 22.1%
Basic Materials — 1.6%
Eastman Chemical Co., 5.625%, 2/20/34	2,300,000	2,319,801
LYB International Finance III LLC, 5.500%, 3/01/34	2,000,000	2,003,230
	FACE AMOUNT	VALUE†
Mosaic Co. (The), 5.450%, 11/15/33	$3,000,000	$3,003,957
		7,326,988
Consumer, Cyclical — 2.0%
American Honda Finance Corp., SOFR + 0.600%, 5.953%, 8/14/25 ‡	340,000	340,747
American Honda Finance Corp., SOFR + 0.710%, 6.057%, 1/09/26 ‡	2,000,000	2,004,960
General Motors Financial Co., Inc., SOFR + 0.620%, 5.969%, 10/15/24 ‡	1,939,000	1,939,071
Mercedes-Benz Finance North America LLC, 5.000%, 1/11/34 ±	3,000,000	2,976,413
Whirlpool Corp., 5.750%, 3/01/34	2,000,000	2,009,299
		9,270,490
Consumer, Non-cyclical — 5.5%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,456,318
BAT Capital Corp., 6.000%, 2/20/34	3,000,000	3,040,408
Cigna Group (The), 5.250%, 2/15/34	3,000,000	2,996,745
ERAC USA Finance LLC, 4.900%, 5/01/33 ±	3,000,000	2,944,989
Nestle Capital Corp., 4.875%, 3/12/34 ±	4,000,000	4,004,231
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	2,977,601
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,292,941
Roche Holdings, Inc., SOFR + 0.740%, 6.093%, 11/13/26 ‡±	900,000	903,517
Tyson Foods, Inc., 5.700%, 3/15/34	1,300,000	1,316,913
		25,933,663
Energy — 0.6%
Kinder Morgan, Inc., 5.200%, 6/01/33	1,000,000	985,066
Phillips 66 Co., 5.300%, 6/30/33	2,000,000	2,013,647
		2,998,713
Financial — 7.3%
American Express Co., SOFR + 0.650%, 6.003%, 11/04/26 ‡	1,500,000	1,502,101
American Tower Corp., 5.450%, 2/15/34	2,000,000	2,005,394
Athene Holding Ltd., 5.875%, 1/15/34	2,000,000	2,006,862
Brixmor Operating Partnership LP, 5.500%, 2/15/34	2,000,000	1,974,481
Camden Property Trust, 3.500%, 9/15/24	3,000,000	2,971,395
Charles Schwab Corp. (The), SOFR + 0.520%, 5.874%, 5/13/26 ‡	3,500,000	3,500,202
Citibank NA, SOFR + 1.060%, 6.420%, 12/04/26 ‡	2,000,000	2,026,741
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	2,921,055

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Corebridge Financial, Inc., 5.750%, 1/15/34	$1,950,000	$1,994,975
Crown Castle, Inc., 5.800%, 3/01/34	2,000,000	2,047,865
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,766,313
National Securities Clearing Corp., 5.150%, 5/30/25 ±	3,910,000	3,912,342
Simon Property Group LP, 6.250%, 1/15/34	1,000,000	1,069,749
State Street Corp., SOFR + 0.845%, 6.197%, 8/03/26 ‡	3,500,000	3,509,663
		34,209,138
Industrial — 1.1%
John Deere Capital Corp., SOFR + 0.560%, 5.920%, 3/07/25 ‡	4,000,000	4,012,794
Precision Castparts Corp., 3.250%, 6/15/25	1,000,000	978,546
		4,991,340
Technology — 0.6%
Intel Corp., 5.150%, 2/21/34	3,000,000	3,008,543
Utilities — 3.4%
Eversource Energy, 5.500%, 1/01/34	2,000,000	2,003,331
Interstate Power & Light Co., 5.700%, 10/15/33	3,000,000	3,077,149
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, 6.153%, 2/05/27 ‡	3,000,000	3,007,863
NextEra Energy Capital Holdings, Inc., 5.050%, 2/28/33	3,000,000	2,974,596
Sempra, 5.500%, 8/01/33	2,000,000	2,008,440
Virginia Electric & Power Co., 5.000%, 1/15/34	3,000,000	2,949,149
		16,020,528
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $103,677,644)		103,759,403
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.1%
U.S. Treasury Securities — 64.1%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.125%, 5.425%, 7/31/25 ‡	36,000,000	35,986,271
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.169%, 5.469%, 4/30/25 ‡	41,350,000	41,367,458
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.170%, 5.470%, 10/31/25 ‡	24,550,000	24,559,159
	FACE AMOUNT	VALUE†
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.245%, 5.545%, 1/31/26 ‡	$7,000,000	$7,007,888
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	20,974,140	20,887,220
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	24,362,815	23,654,008
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	24,055,920	23,537,671
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	24,008,560	23,327,788
U.S. Treasury Notes, 0.250%, 5/31/25	25,000,000	23,683,594
U.S. Treasury Notes, 0.375%, 4/30/25	25,000,000	23,799,805
U.S. Treasury Notes, 2.750%, 6/30/25	4,000,000	3,897,578
U.S. Treasury Notes, 2.750%, 8/31/25	20,000,000	19,433,594
U.S. Treasury Notes, 2.875%, 6/15/25	25,000,000	24,400,879
U.S. Treasury Notes, 4.375%, 12/15/26	5,000,000	4,990,234
		300,533,147
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $300,807,838)		300,533,147

	SHARES
SHORT-TERM INVESTMENTS — 1.5%
Investment Company — 1.5%
State Street Institutional U.S. Government Money Market Fund 5.010%	6,937,364	6,937,364
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,937,364)		6,937,364
Total Investments — 99.7% (Identified Cost $467,308,999)		467,224,784
Cash and Other Assets, Less Liabilities — 0.3%		1,517,823
Net Assets — 100.0%		$468,742,607
†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2024 amounted to $50,503,346 or 10.77% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2024.

Key to abbreviations:

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2024

(As a percentage of total investment excluding short-term money market investment) (Unaudited)

Sector	Percentage
Government	65.6%
Financial	18.9%
Consumer, Non-cyclical	5.6%
Utilities	3.5%
Consumer, Cyclical	2.0%
Basic Materials	1.6%
Industrial	1.1%
Technology	1.0%
Energy	0.7%
100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 98.7%
Australia — 9.9%
Australia & New Zealand Banking Group Ltd., 4.050%, 5/12/25	AUD	1,000,000	$648,097
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.830%), 5.174%, 3/31/26 ‡	AUD	1,500,000	982,588
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.920%), 5.269%, 11/04/25 ‡	AUD	2,500,000	1,640,271
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.970%), 5.317%, 5/12/27 ‡	AUD	500,000	328,163
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.549%, 11/04/27 ‡	AUD	500,000	330,422
Australia & New Zealand Banking Group Ltd., (SOFR + 0.560%), 5.923%, 3/18/26 ‡±	USD	6,682,000	6,690,493
Commonwealth Bank of Australia, 4.200%, 8/18/25	AUD	1,700,000	1,102,861
Commonwealth Bank of Australia, (3-mo. Swap + 0.700%), 5.050%, 1/14/27 ‡	AUD	1,000,000	652,142
Commonwealth Bank of Australia, (3-mo. Swap + 0.750%), 5.090%, 8/17/26 ‡	AUD	500,000	326,830
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 5.140%, 8/18/25 ‡	AUD	2,000,000	1,309,647
Commonwealth Bank of Australia, (3-mo. Swap + 0.900%), 5.250%, 1/13/26 ‡	AUD	6,200,000	4,066,971
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 5.500%, 1/13/28 ‡	AUD	1,500,000	988,901
Commonwealth Bank of Australia, (SOFR + 0.400%), 5.747%, 7/07/25 ‡±	USD	3,548,000	3,551,284
Commonwealth Bank of Australia, (SOFR + 0.630%), 5.993%, 9/12/25 ‡±	USD	233,000	233,907
Commonwealth Bank of Australia, (SOFR + 0.740%), 6.103%, 3/14/25 ‡	USD	2,900,000	2,915,110
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	622,676
National Australia Bank Ltd., 3.900%, 5/30/25	AUD	2,400,000	1,552,554
National Australia Bank Ltd., 4.951%, 1/10/34 ±	USD	2,883,000	2,877,892
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 5.116%, 1/21/25 ‡	AUD	1,300,000	850,103
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 5.127%, 5/12/26 ‡	AUD	1,500,000	981,548
		FACE AMOUNT	VALUE†
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 5.240%, 5/30/25 ‡	AUD	5,900,000	$3,866,953
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 5.256%, 11/25/25 ‡	AUD	2,500,000	1,640,621
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.536%, 11/25/27 ‡	AUD	500,000	330,480
National Australia Bank Ltd., (SOFR + 0.760%), 6.114%, 5/13/25 ‡±	USD	3,110,000	3,125,219
New South Wales Treasury Corp., 1.500%, 2/20/32	AUD	4,000,000	2,107,734
South Australian Government Financing Authority, 1.750%, 5/24/32	AUD	3,300,000	1,762,909
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,198,390
Westpac Banking Corp., (3-mo. Swap + 0.690%), 5.044%, 3/17/25 ‡	AUD	3,000,000	1,961,060
Westpac Banking Corp., (3-mo. Swap + 0.700%), 5.052%, 1/25/27 ‡	AUD	1,000,000	651,801
Westpac Banking Corp., (3-mo. Swap + 0.750%), 5.088%, 2/16/26 ‡	AUD	1,000,000	654,062
Westpac Banking Corp., (3-mo. Swap + 0.800%), 5.147%, 8/11/25 ‡	AUD	6,000,000	3,928,753
Westpac Banking Corp., (3-mo. Swap + 0.950%), 5.297%, 11/11/25 ‡	AUD	1,400,000	919,042
Westpac Banking Corp., (3-mo. Swap + 0.980%), 5.318%, 2/16/28 ‡	AUD	500,000	327,873
Westpac Banking Corp., (3-mo. Swap + 1.230%), 5.577%, 11/11/27 ‡	AUD	1,500,000	992,296
			58,119,653
Canada — 14.2%
Canada Government Bonds, 1.500%, 4/01/25	CAD	24,000,000	17,185,067
Canadian Imperial Bank of Commerce, 3.300%, 5/26/25	CAD	22,000,000	15,956,955
CDP Financial, Inc., 0.875%, 6/10/25 ±	USD	10,000,000	9,514,968
CDP Financial, Inc., (SOFR + 0.400%), 5.755%, 5/19/25 ‡±	USD	5,400,000	5,408,105
CPPIB Capital, Inc., (SOFR + 1.250%), 6.611%, 3/11/26 ‡±	USD	250,000	254,669
OMERS Finance Trust, 5.500%, 11/15/33 ±	USD	2,293,000	2,411,848
Province of Alberta Canada, 2.350%, 6/01/25	CAD	5,000,000	3,598,881
Province of Alberta Canada, 4.500%, 1/24/34	USD	13,000,000	12,871,041
Province of British Columbia Canada, 2.850%, 6/18/25	CAD	10,000,000	7,233,576
Province of Quebec Canada, 5.350%, 6/01/25	CAD	7,000,000	5,212,562

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Royal Bank of Canada, 4.930%, 7/16/25	CAD	5,000,000	$3,694,888
			83,342,560
Finland — 1.9%
Nordea Bank Abp, 2.750%, 6/12/25	NOK	68,000,000	6,116,348
Nordea Bank Abp, (SOFR + 0.740%), 6.104%, 3/19/27 ‡±	USD	5,000,000	5,010,550
			11,126,898
France — 1.4%
Agence Francaise de Developpement EPIC, 3.000%, 1/17/34	EUR	3,000,000	3,201,660
Caisse des Depots et Consignations, (SOFR + 0.340%), 5.691%, 5/03/26 ‡	USD	4,800,000	4,795,044
			7,996,704
Germany — 0.3%
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	597,342
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,432,347
			2,029,689
Netherlands — 3.0%
BNG Bank NV, 3.250%, 7/15/25	AUD	900,000	578,299
Cooperatieve Rabobank UA, 3.375%, 5/21/25	USD	11,000,000	10,794,005
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 5.217%, 5/22/26 ‡	AUD	700,000	457,792
Cooperatieve Rabobank UA, (SOFR + 0.700%), 6.050%, 7/18/25 ‡	USD	3,952,000	3,971,823
Cooperatieve Rabobank UA, (SOFR + 0.710%), 6.071%, 3/05/27 ‡	USD	500,000	500,870
Cooperatieve Rabobank UA, (SOFR + 0.900%), 6.248%, 10/05/26 ‡	USD	1,110,000	1,119,784
			17,422,573
New Zealand — 1.1%
New Zealand Government Bond, 0.500%, 5/15/24	NZD	4,000,000	2,376,201
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,058,225
			6,434,426
Norway — 2.6%
Kommunalbanken AS, (SOFR + 1.000%), 6.362%, 6/17/26 ‡	USD	15,300,000	15,527,989
Singapore — 0.7%
DBS Bank Ltd., (3-mo. Swap + 0.850%), 5.204%, 6/16/25 ‡	AUD	2,300,000	1,506,096
United Overseas Bank Ltd., (3-mo. Swap + 0.350%), 4.683%, 5/20/24 ‡	AUD	600,000	391,024
		FACE AMOUNT	VALUE†
United Overseas Bank Ltd., (3-mo. Swap + 0.590%), 4.946%, 10/27/25 ‡	AUD	3,500,000	$2,283,805
			4,180,925
Supranational — 11.6%
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,312,988
Asian Development Bank, (SOFR + 1.000%), 6.353%, 4/06/27 ‡	USD	200,000	203,778
Asian Development Bank, (SOFR + 1.000%), 6.357%, 8/27/26 ‡	USD	2,896,000	2,937,667
Asian Development Bank, (SOFR + 1.000%), 6.362%, 6/16/26 ‡	USD	6,500,000	6,600,949
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	1,900,000	1,155,502
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 5.974%, 8/16/27 ‡	USD	5,000,000	5,027,376
European Bank for Reconstruction & Development, (SOFR + 0.190%), 5.539%, 4/14/26 ‡	USD	3,126,000	3,121,571
European Bank for Reconstruction & Development, (SOFR + 0.330%), 5.685%, 2/20/28 ‡	USD	10,000,000	9,991,309
European Investment Bank, 1.250%, 5/12/25	SEK	100,000,000	9,102,663
European Investment Bank, 4.550%, 6/02/33	AUD	2,170,000	1,412,584
European Investment Bank, (SOFR + 1.000%), 6.356%, 5/21/28 ‡	USD	3,800,000	3,891,687
Inter-American Development Bank, (SOFR + 0.170%), 5.532%, 9/16/26 ‡	USD	1,500,000	1,496,830
Inter-American Development Bank, (SOFR + 0.270%), 5.632%, 3/20/28 @‡	USD	2,000,000	1,993,222
Inter-American Development Bank, (SOFR + 0.350%), 5.702%, 10/05/28 ‡	USD	3,020,000	3,018,822
Inter-American Development Bank, (SOFR + 0.350%), 5.703%, 10/04/27 ‡@	USD	5,483,000	5,484,836
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,267,991
International Bank for Reconstruction & Development, (SOFR + 0.180%), 5.543%, 6/15/26 ‡	USD	1,500,000	1,498,992
International Bank for Reconstruction & Development, (SOFR + 0.370%), 5.718%, 1/12/27 ‡	USD	1,000,000	1,002,603

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, (SOFR + 0.430%), 5.785%, 8/19/27 ‡	USD	3,650,000	$3,667,559
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	300,073
Nordic Investment Bank, 1.500%, 3/13/25	NOK	6,000,000	536,647
Nordic Investment Bank, (SOFR + 1.000%), 6.353%, 5/12/26 ‡	USD	1,050,000	1,065,445
			68,091,094
Sweden — 1.5%
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	13,000,000	1,179,260
Kommuninvest I Sverige AB, 1.500%, 5/12/25	SEK	10,000,000	912,291
Svensk Exportkredit AB, (SOFR + 1.000%), 6.351%, 8/03/26 ‡	USD	1,835,000	1,863,183
Svenska Handelsbanken AB, 3.650%, 6/10/25 ±	USD	5,000,000	4,912,281
			8,867,015
United States — 50.5%
BlackRock, Inc., 4.750%, 5/25/33	USD	15,000,000	14,941,314
Colgate-Palmolive Co., 3.250%, 8/15/32	USD	8,000,000	7,235,847
Mastercard, Inc., 4.850%, 3/09/33	USD	5,000,000	5,044,461
Meta Platforms, Inc., 4.950%, 5/15/33 @	USD	16,500,000	16,721,137
Morgan Stanley Bank NA, (SOFR + 1.165%), 6.517%, 10/30/26 ‡	USD	4,250,000	4,312,632
National Securities Clearing Corp., 5.150%, 5/30/25 ±	USD	3,910,000	3,912,342
Nestle Capital Corp., 4.875%, 3/12/34 ±	USD	4,000,000	4,004,231
Nestle Holdings, Inc., 5.000%, 9/12/33 ±	USD	5,000,000	5,133,420
Procter & Gamble Co. (The), 4.550%, 1/29/34	USD	8,500,000	8,461,119
Roche Holdings, Inc., 5.593%, 11/13/33 ±	USD	15,000,000	15,732,352
Roche Holdings, Inc., (SOFR + 0.740%), 6.093%, 11/13/26 ‡±	USD	1,050,000	1,054,103
Texas Instruments, Inc., 3.650%, 8/16/32	USD	3,617,000	3,361,956
Texas Instruments, Inc., 4.850%, 2/08/34	USD	4,000,000	4,021,322
U.S. Treasury Bonds, 5.250%, 2/15/29	USD	8,000,000	8,360,313
U.S. Treasury Floating Rate Notes, (3 mo. Treasury Money Market Yield + 0.169%), 5.469%, 4/30/25 ‡	USD	75,000,000	75,031,664
U.S. Treasury Inflation-Indexed Bonds, 2.000%, 1/15/26	USD	27,499,428	27,385,466
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	USD	30,542,651	29,654,050
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	USD	29,517,264	28,881,358
		FACE AMOUNT	VALUE†
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	USD	29,459,152	$28,623,826
U.S. Treasury Notes, 3.875%, 8/15/33	USD	5,000,000	4,873,047
			296,745,960
TOTAL BONDS AND NOTES (Identified Cost $583,240,852)			579,885,486

		SHARES
SHORT-TERM INVESTMENTS — 3.5%
Investment Company — 3.1%
State Street Institutional U.S. Government Money Market Fund 5.010%		18,141,056	18,141,056
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%		2,149,100	2,149,100
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,290,156)			20,290,156
Total Investments — 102.2% (Identified Cost $603,531,008)			600,175,642
Liabilities in excess of Cash and Other Assets — (2.2%)			(12,772,454)
Net Assets — 100.0%			$587,403,188
†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2024.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2024 amounted to $73,827,665 or 12.57% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of March 31, 2024, the market value of the securities on loan was $7,122,355.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/02/24	USD	23,031,458	EUR	21,014,081	State Street Bank and Trust Co.	$22,671,039	$360,419	$—
04/03/24	USD	16,138,548	GBP	12,769,904	State Street Bank and Trust Co.	16,117,531	21,017	—
04/03/24	USD	13,143,273	NOK	139,521,436	State Street Bank and Trust Co.	12,851,420	291,853	—
04/05/24	USD	7,295,947	NZD	11,842,366	State Street Bank and Trust Co.	7,075,226	220,721	—
04/05/24	USD	5,659,158	SEK	58,079,957	State Street Bank and Trust Co.	5,426,436	232,722	—
04/08/24	USD	24,218,644	AUD	37,066,927	Morgan Stanley & Co., Inc.	24,157,974	60,670	—
04/09/24	USD	32,971,301	EUR	30,455,342	State Street Bank and Trust Co.	32,864,417	106,884	—
04/09/24	USD	17,757,146	EUR	16,470,063	State Street Bank and Trust Co.	17,772,876	—	(15,730)
04/15/24	USD	19,563,901	AUD	29,556,051	State Street Bank and Trust Co.	19,266,703	297,198	—
04/15/24	USD	17,376,672	EUR	16,074,779	State Street Bank and Trust Co.	17,350,502	26,170	—
04/17/24	USD	12,800,727	AUD	19,587,404	Morgan Stanley & Co., Inc.	12,769,185	31,542	—
04/17/24	USD	2,875,741	AUD	4,407,055	State Street Bank and Trust Co.	2,872,994	2,747	—
04/17/24	USD	60,992,565	CAD	82,270,870	State Street Bank and Trust Co.	60,750,873	241,693	—
04/17/24	USD	10,974,868	CAD	14,890,786	State Street Bank and Trust Co.	10,995,730	—	(20,862)
04/17/24	USD	19,284,070	EUR	17,861,286	Morgan Stanley & Co., Inc.	19,280,347	3,723	—
04/17/24	USD	2,398,287	SEK	25,026,687	State Street Bank and Trust Co.	2,339,375	58,912	—
04/17/24	USD	10,518,047	SEK	108,107,585	UBS AG	10,105,380	412,666	—
04/18/24	USD	3,259,499	EUR	2,990,869	State Street Bank and Trust Co.	3,228,621	30,878	—
04/29/24	USD	6,849,349	NOK	73,692,384	State Street Bank and Trust Co.	6,792,379	56,970	—
							$2,456,785	$(36,592)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2024
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/02/24	EUR	21,014,081	USD	22,817,312	State Street Bank and Trust Co.	$22,671,038	$—	$(146,273)
04/03/24	GBP	12,769,904	USD	16,258,171	State Street Bank and Trust Co.	16,117,531	—	(140,639)
04/03/24	NOK	139,521,436	USD	13,044,894	State Street Bank and Trust Co.	12,851,419	—	(193,474)
04/08/24	AUD	9,143,184	USD	6,005,939	State Street Bank and Trust Co.	5,958,973	—	(46,967)
04/09/24	EUR	6,704,564	USD	7,234,277	State Street Bank and Trust Co.	7,234,908	631	—
04/09/24	EUR	40,220,841	USD	43,866,822	State Street Bank and Trust Co.	43,402,385	—	(464,436)
04/15/24	EUR	16,074,779	USD	17,452,002	UBS AG	17,350,502	—	(101,500)
04/17/24	CAD	24,721,502	USD	18,221,333	UBS AG	18,254,977	33,644	—
04/17/24	EUR	1,961,118	USD	2,117,969	State Street Bank and Trust Co.	2,116,927	—	(1,043)
04/17/24	EUR	15,900,168	USD	17,263,830	UBS AG	17,163,420	—	(100,410)
04/17/24	SEK	70,194,088	USD	6,789,376	State Street Bank and Trust Co.	6,561,407	—	(227,968)
							$34,275	$(1,422,710)
							$2,491,060	$(1,459,302)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of March 31, 2024

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	51.2%
Canada	14.4%
Supranational	11.7%
Australia	10.0%
Netherlands	3.0%
Norway	2.7%
Finland	1.9%
Sweden	1.5%
France	1.4%
Other	2.2%
100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 96.0%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	500	$156,440
Boeing Co. (The) *	8,201	1,582,711
BWX Technologies, Inc.	2,913	298,932
Curtiss-Wright Corp.	801	205,008
General Dynamics Corp.	3,788	1,070,072
HEICO Corp.	574	109,634
HEICO Corp., Class A	625	96,213
Hexcel Corp.	778	56,677
Howmet Aerospace, Inc.	1,946	133,165
Huntington Ingalls Industries, Inc.	714	208,110
L3Harris Technologies, Inc.	1,449	308,782
Lockheed Martin Corp.	5,830	2,651,892
Northrop Grumman Corp.	1,620	775,429
Parsons Corp. *	540	44,793
RTX Corp.	14,657	1,429,497
Textron, Inc.	2,582	247,691
TransDigm Group, Inc.	844	1,039,470
Woodward, Inc.	1,021	157,357
		10,571,873
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,800	213,192
Expeditors International of Washington, Inc.	3,525	428,534
FedEx Corp.	4,796	1,389,593
GXO Logistics, Inc. *	1,934	103,972
United Parcel Service, Inc., Class B	14,911	2,216,222
		4,351,513
Automobile Components — 0.1%
Aptiv PLC *	2,924	232,896
Autoliv, Inc.	1,465	176,430
BorgWarner, Inc.	3,685	128,017
Gentex Corp.	4,249	153,474
Goodyear Tire & Rubber Co. (The) *	3,778	51,872
Lear Corp.	957	138,650
Phinia, Inc.	737	28,323
		909,662
Automobiles — 1.0%
Ford Motor Co.	30,242	401,614
General Motors Co.	9,249	419,442
Harley-Davidson, Inc.	974	42,603
Tesla, Inc. *	32,070	5,637,585
Thor Industries, Inc.	1,179	138,344
		6,639,588
Beverages — 1.7%
Brown-Forman Corp., Class A	1,202	63,646
Brown-Forman Corp., Class B	5,458	281,742
Celsius Holdings, Inc. *	1,188	98,509
Coca-Cola Co. (The)	73,733	4,510,985
Coca-Cola Consolidated, Inc.	132	111,726
Constellation Brands, Inc., Class A	1,757	477,483
Keurig Dr Pepper, Inc.	3,375	103,511
Molson Coors Beverage Co., Class B	1,400	94,150
Monster Beverage Corp. *	8,929	529,311
National Beverage Corp. *	881	41,812
PepsiCo, Inc.	32,018	5,603,470
		11,916,345
Biotechnology — 2.3%
AbbVie, Inc.	37,978	6,915,794
Alkermes PLC *	1,447	39,170
Alnylam Pharmaceuticals, Inc. *	1,198	179,041
Amgen, Inc.	12,097	3,439,419
Biogen, Inc. *	1,615	348,242
	SHARES	VALUE†
BioMarin Pharmaceutical, Inc. *	1,169	$102,101
CRISPR Therapeutics AG *@	655	44,645
Exact Sciences Corp. *	1,421	98,134
Exelixis, Inc. *	3,578	84,906
Gilead Sciences, Inc.	23,232	1,701,744
Halozyme Therapeutics, Inc. *	3,014	122,610
Incyte Corp. *	894	50,931
Moderna, Inc. *	1,128	120,200
Neurocrine Biosciences, Inc. *	608	83,855
Regeneron Pharmaceuticals, Inc. *	1,211	1,165,575
Sarepta Therapeutics, Inc. *	702	90,881
United Therapeutics Corp. *	835	191,816
Vertex Pharmaceuticals, Inc. *	2,966	1,239,818
		16,018,882
Broadline Retail — 3.7%
Amazon.com, Inc. *	139,038	25,079,674
Dillard's, Inc., Class A @	100	47,164
eBay, Inc.	9,533	503,152
Etsy, Inc. *	1,250	85,900
Ollie's Bargain Outlet Holdings, Inc. *	691	54,983
		25,770,873
Building Products — 0.7%
A.O. Smith Corp.	1,848	165,322
Advanced Drainage Systems, Inc.	200	34,448
Allegion PLC	2,744	369,644
Builders FirstSource, Inc. *	2,521	525,755
Carlisle Cos., Inc.	1,113	436,129
Carrier Global Corp.	15,513	901,771
Fortune Brands Innovations, Inc.	2,330	197,281
Johnson Controls International PLC	580	37,886
Lennox International, Inc.	763	372,924
Masco Corp.	4,275	337,212
Owens Corning	2,233	372,464
Trane Technologies PLC	3,350	1,005,670
Trex Co., Inc. *	2,724	271,719
UFP Industries, Inc.	812	99,884
		5,128,109
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	600	100,482
Ameriprise Financial, Inc.	2,269	994,820
Ares Management Corp., Class A	1,606	213,566
Bank of New York Mellon Corp. (The)	4,707	271,217
BlackRock, Inc.	1,265	1,054,631
Blackstone, Inc.	6,683	877,946
Carlyle Group, Inc. (The)	1,219	57,183
Cboe Global Markets, Inc.	1,317	241,972
Charles Schwab Corp. (The)	14,444	1,044,879
CME Group, Inc.	2,477	533,273
Coinbase Global, Inc., Class A *	739	195,924
Evercore, Inc., Class A	400	77,036
FactSet Research Systems, Inc.	757	343,973
Franklin Resources, Inc.	2,732	76,797
Goldman Sachs Group, Inc. (The)	2,257	942,726
Hamilton Lane, Inc., Class A	723	81,525
Houlihan Lokey, Inc.	916	117,422
Interactive Brokers Group, Inc., Class A	962	107,465
Intercontinental Exchange, Inc.	5,224	717,934
Invesco Ltd.	2,611	43,317
Janus Henderson Group PLC	1,850	60,847
Jefferies Financial Group, Inc.	1,620	71,442
KKR & Co., Inc.	5,286	531,666
LPL Financial Holdings, Inc.	2,186	577,541
MarketAxess Holdings, Inc.	627	137,470
Moody's Corp.	3,123	1,227,433

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Morgan Stanley	13,418	$1,263,439
Morningstar, Inc.	304	93,744
MSCI, Inc.	1,207	676,463
Nasdaq, Inc.	4,902	309,316
Northern Trust Corp.	1,618	143,873
Raymond James Financial, Inc.	2,352	302,044
Robinhood Markets, Inc., Class A *	1,886	37,965
S&P Global, Inc.	3,317	1,411,218
SEI Investments Co.	2,631	189,169
State Street Corp.	1,628	125,877
Stifel Financial Corp.	2,529	197,692
T Rowe Price Group, Inc.	3,972	484,266
Tradeweb Markets, Inc., Class A	683	71,148
		16,006,701
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,414	827,110
Albemarle Corp. @	956	125,943
Ashland, Inc.	970	94,449
Axalta Coating Systems Ltd. *	1,604	55,162
Balchem Corp.	630	97,619
Cabot Corp.	991	91,370
Celanese Corp.	1,241	213,278
CF Industries Holdings, Inc.	2,192	182,396
Corteva, Inc.	5,428	313,033
Dow, Inc.	6,683	387,146
DuPont de Nemours, Inc.	2,632	201,795
Eastman Chemical Co.	1,476	147,925
Ecolab, Inc.	3,437	793,603
Element Solutions, Inc.	4,600	114,908
FMC Corp.	1,937	123,387
HB Fuller Co.	339	27,032
Huntsman Corp.	4,223	109,925
International Flavors & Fragrances, Inc.	2,270	195,197
Linde PLC	4,857	2,255,202
LyondellBasell Industries NV, Class A	5,133	525,003
Mosaic Co. (The)	4,221	137,014
NewMarket Corp.	82	52,039
Olin Corp.	1,800	105,840
PPG Industries, Inc.	3,241	469,621
RPM International, Inc.	2,334	277,629
Sherwin Williams Co. (The)	5,466	1,898,506
Westlake Corp.	439	67,079
		9,889,211
Commercial Banks — 2.4%
Bank of America Corp.	66,036	2,504,085
Bank OZK	1,661	75,509
BOK Financial Corp.	300	27,600
Cadence Bank	3,669	106,401
Citigroup, Inc.	6,473	409,352
Citizens Financial Group, Inc.	454	16,476
Comerica, Inc.	1,832	100,742
Commerce Bancshares, Inc.	2,503	133,160
Cullen/Frost Bankers, Inc.	956	107,617
East West Bancorp, Inc.	2,039	161,305
Fifth Third Bancorp	7,840	291,726
First Citizens Bancshares, Inc., Class A	112	183,120
First Financial Bankshares, Inc.	3,094	101,514
First Horizon Corp.	7,194	110,788
	SHARES	VALUE†
FNB Corp.	5,930	$83,613
Home BancShares, Inc.	1,840	45,209
Huntington Bancshares, Inc.	7,352	102,560
JPMorgan Chase & Co.	37,681	7,547,504
KeyCorp	7,104	112,314
M&T Bank Corp.	522	75,920
New York Community Bancorp, Inc. @	4,753	15,305
Pinnacle Financial Partners, Inc.	1,009	86,653
PNC Financial Services Group, Inc. (The)	3,193	515,989
Popular, Inc.	1,880	165,609
Prosperity Bancshares, Inc.	1,026	67,490
Regions Financial Corp.	9,428	198,365
SouthState Corp.	400	34,012
Synovus Financial Corp.	1,811	72,549
Truist Financial Corp.	4,824	188,039
U.S. Bancorp	16,958	758,023
United Bankshares, Inc.	778	27,845
Wells Fargo & Co.	31,501	1,825,798
Western Alliance Bancorp	2,242	143,914
Wintrust Financial Corp.	600	62,634
Zions Bancorp NA	2,092	90,793
		16,549,533
Commercial Services & Supplies — 0.8%
Casella Waste Systems, Inc., Class A *	549	54,280
Cintas Corp.	1,731	1,189,249
Clean Harbors, Inc. *	770	155,009
Copart, Inc. *	9,766	565,647
MSA Safety, Inc.	600	116,154
Republic Services, Inc.	3,343	639,984
Rollins, Inc.	4,629	214,184
Stericycle, Inc. *	1,544	81,446
Tetra Tech, Inc.	640	118,214
Veralto Corp.	2,108	186,895
Waste Management, Inc.	9,583	2,042,616
		5,363,678
Communications Equipment — 0.8%
Arista Networks, Inc. *	2,688	779,466
Ciena Corp. *	2,569	127,037
Cisco Systems, Inc.	63,490	3,168,786
F5, Inc. *	769	145,795
Motorola Solutions, Inc.	2,888	1,025,182
		5,246,266
Computers & Peripherals — 5.1%
Apple, Inc.	191,328	32,808,925
Dell Technologies, Inc., Class C	3,734	426,087
Hewlett Packard Enterprise Co.	9,599	170,190
HP, Inc.	17,328	523,652
NetApp, Inc.	4,285	449,796
Pure Storage, Inc., Class A *	2,027	105,384
Seagate Technology Holdings PLC	4,475	416,399
Super Micro Computer, Inc. *	218	220,187
Western Digital Corp. *	3,176	216,730
		35,337,350
Construction & Engineering — 0.2%
AECOM	1,355	132,898
API Group Corp. *	1,855	72,846
Comfort Systems USA, Inc.	533	169,339
EMCOR Group, Inc.	745	260,899
Fluor Corp. *	831	35,135

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
MasTec, Inc. *	1,136	$105,932
MDU Resources Group, Inc.	3,960	99,792
Quanta Services, Inc.	1,718	446,336
Valmont Industries, Inc.	200	45,656
WillScot Mobile Mini Holdings Corp. *	1,927	89,606
		1,458,439
Construction Materials — 0.2%
Eagle Materials, Inc.	626	170,116
Martin Marietta Materials, Inc.	664	407,656
Summit Materials, Inc., Class A *	1,335	59,501
Vulcan Materials Co.	1,521	415,111
		1,052,384
Consumer Finance — 0.7%
Ally Financial, Inc.	3,311	134,393
American Express Co.	12,072	2,748,674
Capital One Financial Corp.	4,875	725,839
Credit Acceptance Corp. *	133	73,356
Discover Financial Services	6,077	796,634
FirstCash Holdings, Inc.	1,032	131,621
OneMain Holdings, Inc.	677	34,588
Synchrony Financial	2,776	119,701
		4,764,806
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	714	15,308
BJ's Wholesale Club Holdings, Inc. *	2,341	177,097
Casey's General Stores, Inc.	508	161,773
Costco Wholesale Corp.	6,624	4,852,941
Dollar General Corp.	5,246	818,691
Dollar Tree, Inc. *	2,486	331,011
Kroger Co. (The)	17,571	1,003,831
Performance Food Group Co. *	1,336	99,719
Sprouts Farmers Market, Inc. *	1,478	95,301
Sysco Corp.	9,579	777,623
Target Corp.	11,134	1,973,056
U.S. Foods Holding Corp. *	1,600	86,352
Walgreens Boots Alliance, Inc.	3,596	77,997
Walmart, Inc.	75,498	4,542,715
		15,013,415
Containers & Packaging — 0.4%
Amcor PLC	13,861	131,818
AptarGroup, Inc.	1,483	213,389
Avery Dennison Corp.	2,232	498,294
Ball Corp.	5,664	381,527
Berry Global Group, Inc.	3,599	217,667
Crown Holdings, Inc.	3,205	254,028
Graphic Packaging Holding Co.	6,877	200,671
Greif, Inc., Class B	21	1,460
International Paper Co.	4,336	169,191
Packaging Corp. of America	1,552	294,539
Sealed Air Corp.	3,059	113,795
Silgan Holdings, Inc.	2,057	99,888
Sonoco Products Co.	1,933	111,805
Westrock Co.	1	49
		2,688,121
Distributors — 0.1%
Genuine Parts Co.	2,179	337,593
LKQ Corp.	4,303	229,823
Pool Corp.	772	311,502
		878,918
	SHARES	VALUE†
Diversified Consumer Services — 0.1%
ADT, Inc.	3,988	$26,800
Bright Horizons Family Solutions, Inc. *	639	72,437
H&R Block, Inc.	2,885	141,682
Service Corp. International	2,981	221,220
		462,139
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	65,472	1,152,307
Iridium Communications, Inc.	2,721	71,181
Verizon Communications, Inc.	69,962	2,935,606
		4,159,094
Electric Utilities — 1.5%
Alliant Energy Corp.	4,621	232,898
American Electric Power Co., Inc.	8,417	724,704
Avangrid, Inc.	833	30,355
Constellation Energy Corp.	5,321	983,587
Duke Energy Corp.	13,107	1,267,578
Edison International	6,635	469,294
Entergy Corp.	2,869	303,196
Evergy, Inc.	3,652	194,944
Eversource Energy	5,876	351,208
Exelon Corp.	15,965	599,805
FirstEnergy Corp.	8,176	315,757
IDACORP, Inc.	647	60,100
NextEra Energy, Inc.	36,253	2,316,929
NRG Energy, Inc.	5,256	355,779
OGE Energy Corp.	3,314	113,670
PG&E Corp.	2,100	35,196
Pinnacle West Capital Corp.	1,978	147,816
Portland General Electric Co.	1,411	59,262
PPL Corp.	9,200	253,276
Southern Co. (The)	17,830	1,279,124
Xcel Energy, Inc.	9,222	495,682
		10,590,160
Electrical Equipment — 0.7%
Acuity Brands, Inc.	739	198,591
AMETEK, Inc.	2,615	478,284
Atkore, Inc.	943	179,510
Eaton Corp. PLC	5,446	1,702,855
Emerson Electric Co.	6,519	739,385
Generac Holdings, Inc. *	967	121,977
Hubbell, Inc.	1,043	432,897
NEXTracker, Inc., Class A *	947	53,288
nVent Electric PLC	2,290	172,666
Regal Rexnord Corp.	1,234	222,243
Rockwell Automation, Inc.	2,184	636,265
Sensata Technologies Holding PLC	2,621	96,296
		5,034,257
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	8,977	1,035,497
Arrow Electronics, Inc. *	830	107,452
Avnet, Inc.	944	46,803
Badger Meter, Inc.	331	53,559
CDW Corp.	2,939	751,737
Cognex Corp.	1,711	72,581
Corning, Inc.	8,949	294,959
Fabrinet *	506	95,644
Flex Ltd. *	5,442	155,696
Insight Enterprises, Inc. *	300	55,656
IPG Photonics Corp. *	471	42,715
Jabil, Inc.	3,689	494,141
Keysight Technologies, Inc. *	2,660	415,971
Littelfuse, Inc.	380	92,093

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Novanta, Inc. *	661	$115,523
TD SYNNEX Corp.	836	94,552
TE Connectivity Ltd.	3,575	519,233
Teledyne Technologies, Inc. *	373	160,136
Trimble, Inc. *	1,892	121,769
Vontier Corp.	3,024	137,169
Zebra Technologies Corp., Class A *	573	172,725
		5,035,611
Energy Equipment & Services — 0.3%
Baker Hughes Co.	3,464	116,044
ChampionX Corp.	3,461	124,215
Halliburton Co.	12,219	481,673
NOV, Inc.	4,002	78,119
Schlumberger NV	12,666	694,224
TechnipFMC PLC	4,963	124,621
Weatherford International PLC *	977	112,765
		1,731,661
Entertainment — 1.0%
Atlanta Braves Holdings, Inc., Class C *	58	2,265
Electronic Arts, Inc.	2,838	376,517
Endeavor Group Holdings, Inc., Class A	1,972	50,740
Liberty Media Corp.-Liberty Formula One, Class A *	315	18,503
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	113,029
Liberty Media Corp.-Liberty Live, Class A *	328	13,891
Liberty Media Corp.-Liberty Live, Class C *	367	16,082
Live Nation Entertainment, Inc. *	2,466	260,829
Madison Square Garden Sports Corp. *	279	51,481
Netflix, Inc. *	4,747	2,882,996
ROBLOX Corp., Class A *	2,017	77,009
Spotify Technology SA *	572	150,951
Take-Two Interactive Software, Inc. *	2,052	304,701
TKO Group Holdings, Inc.	628	54,265
Walt Disney Co. (The)	16,521	2,021,510
Warner Bros Discovery, Inc. *	12,527	109,361
Warner Music Group Corp., Class A	1,467	48,440
		6,552,570
Financial Services — 4.3%
Apollo Global Management, Inc.	5,734	644,788
Berkshire Hathaway, Inc., Class B *	15,538	6,534,040
Block, Inc. *	2,826	239,023
Corpay, Inc. *	1,396	430,722
Equitable Holdings, Inc.	7,584	288,268
Essent Group Ltd.	700	41,657
Euronet Worldwide, Inc. *	911	100,146
Fidelity National Information Services, Inc.	5,567	412,960
Fiserv, Inc. *	5,324	850,882
Global Payments, Inc.	3,102	414,613
Jack Henry & Associates, Inc.	1,300	225,849
MasterCard, Inc., Class A	18,596	8,955,276
MGIC Investment Corp.	4,400	98,384
PayPal Holdings, Inc. *	9,049	606,193
Rocket Cos, Inc., Class A *@	3,544	51,565
Shift4 Payments, Inc., Class A *	780	51,535
Toast, Inc., Class A *	2,632	65,589
Visa, Inc., Class A	32,889	9,178,662
	SHARES	VALUE†
Voya Financial, Inc.	1,519	$112,284
Western Union Co. (The)	6,874	96,099
WEX, Inc. *	663	157,482
		29,556,017
Food Products — 0.7%
Archer-Daniels-Midland Co.	1,384	86,929
Bunge Global SA	1,401	143,631
Campbell Soup Co.	2,104	93,523
Conagra Brands, Inc.	3,575	105,963
Darling Ingredients, Inc. *	3,101	144,228
Flowers Foods, Inc.	3,652	86,735
General Mills, Inc.	8,511	595,515
Hershey Co. (The)	2,946	572,997
Hormel Foods Corp.	4,014	140,048
Ingredion, Inc.	1,387	162,071
J.M. Smucker Co. (The)	1,268	159,603
Kellanova	5,208	298,366
Kraft Heinz Co. (The)	5,057	186,603
Lamb Weston Holdings, Inc.	3,961	421,965
Lancaster Colony Corp.	261	54,191
McCormick & Co., Inc.	3,138	241,030
Mondelez International, Inc., Class A	11,759	823,130
Pilgrim's Pride Corp. *	1,700	58,344
Post Holdings, Inc. *	1,501	159,526
Tyson Foods, Inc., Class A	2,688	157,866
WK Kellogg Co.	1,302	24,478
		4,716,742
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	280,533
National Fuel Gas Co.	1,600	85,952
New Jersey Resources Corp.	954	40,936
Southwest Gas Holdings, Inc.	1,343	102,243
UGI Corp.	2,799	68,687
		578,351
Ground Transportation — 1.2%
Avis Budget Group, Inc.	526	64,414
CSX Corp.	37,161	1,377,558
JB Hunt Transport Services, Inc.	1,293	257,630
Knight-Swift Transportation Holdings, Inc.	2,249	123,740
Landstar System, Inc.	564	108,717
Norfolk Southern Corp.	4,052	1,032,733
Old Dominion Freight Line, Inc.	3,746	821,535
Saia, Inc. *	200	117,000
U-Haul Holding Co. *@	152	10,266
U-Haul Holding Co.	1,368	91,218
Uber Technologies, Inc. *	9,836	757,274
Union Pacific Corp.	13,822	3,399,245
XPO, Inc. *	1,934	236,006
		8,397,336
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	19,151	2,176,703
Align Technology, Inc. *	581	190,522
Baxter International, Inc.	6,069	259,389
Becton Dickinson & Co.	2,001	495,147
Boston Scientific Corp. *	10,979	751,952
Cooper Cos., Inc. (The)	1,568	159,089
Dentsply Sirona, Inc.	1,213	40,260
Dexcom, Inc. *	3,789	525,534
Edwards Lifesciences Corp. *	6,940	663,186

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Envista Holdings Corp. *	1	$21
GE HealthCare Technologies, Inc.	909	82,637
Globus Medical, Inc., Class A *	1,500	80,460
Haemonetics Corp. *	657	56,075
Hologic, Inc. *	2,522	196,615
Idexx Laboratories, Inc *	1,876	1,012,909
Insulet Corp. *	740	126,836
Intuitive Surgical, Inc. *	1,973	787,405
Masimo Corp. *	608	89,285
Medtronic PLC	9,595	836,204
Merit Medical Systems, Inc. *	769	58,252
Penumbra, Inc. *	389	86,817
ResMed, Inc.	1,763	349,127
STERIS PLC	889	199,865
Stryker Corp.	3,837	1,373,147
Teleflex, Inc.	364	82,326
Zimmer Biomet Holdings, Inc.	1,186	156,528
		10,836,291
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	1,169	92,608
Cardinal Health, Inc.	3,943	441,222
Cencora, Inc.	2,652	644,409
Centene Corp. *	4,920	386,122
Chemed Corp.	339	217,614
Cigna Group (The)	3,269	1,187,268
Contra Abiomed, Inc. CVR *¶§	350	—
CVS Health Corp.	13,129	1,047,169
DaVita, Inc. *	1,043	143,986
Elevance Health, Inc.	2,630	1,363,760
Encompass Health Corp.	2,141	176,804
Ensign Group, Inc. (The)	687	85,477
HCA Healthcare, Inc.	3,366	1,122,662
HealthEquity, Inc. *	331	27,020
Henry Schein, Inc. *	2,345	177,094
Humana, Inc.	1,369	474,660
Laboratory Corp. of America Holdings	1,162	253,851
McKesson Corp.	1,986	1,066,184
Molina Healthcare, Inc. *	1,058	434,658
Option Care Health, Inc. *	1,563	52,423
Quest Diagnostics, Inc.	1,331	177,169
Tenet Healthcare Corp. *	1,281	134,646
UnitedHealth Group, Inc.	13,722	6,788,273
Universal Health Services, Inc., Class B	1,322	241,212
		16,736,291
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	1,334	309,075
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	2,785	459,414
Aramark	2,445	79,511
Booking Holdings, Inc.	515	1,868,358
Boyd Gaming Corp.	1,142	76,879
Caesars Entertainment, Inc. *	2,407	105,282
Chipotle Mexican Grill, Inc. *	423	1,229,564
Choice Hotels International, Inc.	777	98,174
Churchill Downs, Inc.	1,048	129,690
Darden Restaurants, Inc.	2,002	334,634
Domino's Pizza, Inc.	554	275,272
DraftKings, Inc., Class A *	2,512	114,070
Expedia Group, Inc. *	2,025	278,944
Hilton Grand Vacations, Inc. *	500	23,605
Hilton Worldwide Holdings, Inc.	3,388	722,694
Hyatt Hotels Corp., Class A	300	47,886
	SHARES	VALUE†
Las Vegas Sands Corp.	3,185	$164,664
Marriott International, Inc., Class A	5,509	1,389,976
McDonald's Corp.	10,866	3,063,669
MGM Resorts International *	2,787	131,574
Planet Fitness, Inc., Class A *	1,127	70,584
Royal Caribbean Cruises Ltd. *	2,550	354,475
Starbucks Corp.	16,907	1,545,131
Texas Roadhouse, Inc.	1,257	194,169
Vail Resorts, Inc.	666	148,405
Wingstop, Inc.	324	118,714
Wyndham Hotels & Resorts, Inc.	1,765	135,464
Wynn Resorts Ltd.	738	75,446
Yum! Brands, Inc.	4,285	594,115
		13,830,363
Household Durables — 0.5%
DR Horton, Inc.	3,407	560,622
Garmin Ltd.	1,837	273,474
Lennar Corp., Class A	2,856	491,175
Lennar Corp., Class B	72	11,101
Mohawk Industries, Inc. *	600	78,534
NVR, Inc. *	62	502,198
PulteGroup, Inc.	4,404	531,210
Taylor Morrison Home Corp. *	1,243	77,277
Tempur Sealy International, Inc.	3,440	195,461
Toll Brothers, Inc.	1,650	213,460
TopBuild Corp. *	500	220,365
Whirlpool Corp.	1,555	186,025
		3,340,902
Household Products — 1.4%
Church & Dwight Co., Inc.	1,955	203,926
Clorox Co. (The)	2,311	353,837
Colgate-Palmolive Co.	12,032	1,083,482
Kimberly-Clark Corp.	4,641	600,313
Procter & Gamble Co. (The)	45,612	7,400,547
Reynolds Consumer Products, Inc.	878	25,076
		9,667,181
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	197,230
Clearway Energy, Inc., Class C	2,400	55,320
Ormat Technologies, Inc.	741	49,047
Vistra Corp.	3,161	220,163
		521,760
Industrial Conglomerates — 0.6%
3M Co.	13,151	1,394,927
General Electric Co.	2,729	479,021
Honeywell International, Inc.	12,502	2,566,036
		4,439,984
Insurance — 2.1%
Aflac, Inc.	7,013	602,136
Allstate Corp. (The)	2,506	433,563
American Financial Group, Inc.	747	101,951
American International Group, Inc.	8,089	632,317
Aon PLC, Class A	4,134	1,379,598
Arch Capital Group Ltd. *	3,373	311,800
Arthur J Gallagher & Co.	2,175	543,837
Assurant, Inc.	793	149,274
Axis Capital Holdings Ltd.	1,300	84,526
Brown & Brown, Inc.	4,399	385,088
Chubb Ltd.	3,276	848,910
Cincinnati Financial Corp.	1,150	142,796
Enstar Group Ltd. *	300	93,228
Erie Indemnity Co., Class A	506	203,194
Everest Group Ltd.	191	75,923

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
F&G Annuities & Life, Inc. @	306	$12,408
Fidelity National Financial, Inc.	4,510	239,481
First American Financial Corp.	2,024	123,565
Globe Life, Inc.	1,141	132,778
Hanover Insurance Group, Inc. (The)	696	94,774
Hartford Financial Services Group, Inc. (The)	4,796	494,228
Kinsale Capital Group, Inc.	257	134,858
Lincoln National Corp.	2,031	64,850
Loews Corp.	1,471	115,165
Markel Group, Inc. *	100	152,148
Marsh & McLennan Cos., Inc.	9,000	1,853,820
MetLife, Inc.	4,850	359,434
Old Republic International Corp.	2,863	87,951
Primerica, Inc.	919	232,470
Principal Financial Group, Inc.	2,619	226,046
Progressive Corp. (The)	6,652	1,375,767
Prudential Financial, Inc.	3,077	361,240
Reinsurance Group of America, Inc.	777	149,868
RenaissanceRe Holdings Ltd.	783	184,029
RLI Corp.	700	103,929
Selective Insurance Group, Inc.	829	90,502
Travelers Companies, Inc. (The)	5,151	1,185,451
Unum Group	1,700	91,222
W R Berkley Corp.	2,439	215,705
White Mountains Insurance Group Ltd.	33	59,212
Willis Towers Watson PLC	1,050	288,750
		14,417,792
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A *	86,420	13,043,371
Alphabet, Inc., Class C *	87,329	13,296,714
Match Group, Inc. *	2,359	85,584
Meta Platforms, Inc., Class A	40,475	19,653,850
Pinterest, Inc., Class A *	810	28,083
Snap, Inc., Class A *	3,870	44,428
ZoomInfo Technologies, Inc. *	878	14,074
		46,166,104
IT Services — 1.7%
Accenture PLC, Class A	12,877	4,463,297
Akamai Technologies, Inc. *	2,286	248,625
Amdocs Ltd.	2,260	204,236
Cloudflare, Inc., Class A *	1,142	110,580
Cognizant Technology Solutions Corp., Class A	5,705	418,119
EPAM Systems, Inc. *	781	215,681
Gartner, Inc. *	1,713	816,536
Globant SA *	394	79,549
GoDaddy, Inc., Class A *	2,137	253,619
International Business Machines Corp.	20,148	3,847,462
MongoDB, Inc. *	284	101,854
Okta, Inc. *	1,243	130,043
Snowflake, Inc., Class A *	1,051	169,841
Twilio, Inc., Class A *	1,065	65,125
VeriSign, Inc. *	1,468	278,201
		11,402,768
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	174,701
	SHARES	VALUE†
Hasbro, Inc.	2,087	$117,957
Mattel, Inc. *	4,639	91,899
Polaris, Inc.	1,034	103,524
		488,081
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	3,928	571,563
Avantor, Inc. *	2,630	67,249
Bio-Rad Laboratories, Inc., Class A *	223	77,129
Bio-Techne Corp.	1,892	133,178
Bruker Corp.	2,044	192,013
Charles River Laboratories International, Inc. *	640	173,408
Danaher Corp.	6,325	1,579,479
Fortrea Holdings, Inc. *	1,510	60,611
Illumina, Inc. *	1,577	216,554
IQVIA Holdings, Inc. *	2,790	705,563
Medpace Holdings, Inc. *	500	202,075
Mettler-Toledo International, Inc. *	397	528,522
Repligen Corp. *	355	65,292
Revvity, Inc.	1,223	128,415
Thermo Fisher Scientific, Inc.	4,264	2,478,280
Waters Corp. *	1,391	478,824
West Pharmaceutical Services, Inc.	875	346,246
		8,004,401
Machinery — 2.4%
AGCO Corp.	1,297	159,557
Allison Transmission Holdings, Inc.	1,376	111,676
Caterpillar, Inc.	11,269	4,129,300
Crane Co.	1,115	150,670
Cummins, Inc.	1,605	472,913
Deere & Co.	5,503	2,260,302
Donaldson Co., Inc.	2,651	197,977
Dover Corp.	2,615	463,352
Esab Corp.	564	62,362
Federal Signal Corp.	808	68,575
Flowserve Corp.	1,775	81,082
Fortive Corp.	3,548	305,199
Franklin Electric Co., Inc.	300	32,043
Graco, Inc.	2,998	280,193
IDEX Corp.	1,004	244,996
Illinois Tool Works, Inc.	6,946	1,863,820
Ingersoll Rand, Inc.	3,972	377,142
ITT, Inc.	1,721	234,108
Lincoln Electric Holdings, Inc.	1,135	289,924
Middleby Corp. (The) *	1,043	167,704
Mueller Industries, Inc.	776	41,850
Nordson Corp.	589	161,704
Oshkosh Corp.	1,700	212,007
Otis Worldwide Corp.	5,642	560,081
PACCAR, Inc.	7,924	981,704
Parker-Hannifin Corp.	1,922	1,068,228
Pentair PLC	1,393	119,018
RBC Bearings, Inc. *	421	113,817
Snap-on, Inc.	954	282,594
Stanley Black & Decker, Inc.	1,936	189,593
Timken Co., (The)	1,513	132,282
Toro Co. (The)	1,626	148,990
Watts Water Technologies, Inc., Class A	400	85,020
Westinghouse Air Brake Technologies Corp.	1,144	166,658

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Xylem, Inc.	2,968	$383,584
		16,600,025
Marine Transportation — 0.0%
Kirby Corp. *	322	30,693
Media — 0.7%
Charter Communications, Inc., Class A *	2,672	776,563
Comcast Corp., Class A	59,894	2,596,405
Fox Corp. Class A	3,686	115,261
Fox Corp. Class B	661	18,918
GCI Liberty, Inc. *§	1,444	—
Interpublic Group of Cos., Inc. (The)	6,061	197,770
Liberty Broadband Corp., Class A *	39	2,228
Liberty Broadband Corp., Class C *	1,043	59,691
New York Times Co. (The), Class A	1,641	70,924
News Corp., Class A	3,913	102,442
News Corp., Class B	1,525	41,266
Nexstar Media Group, Inc.	900	155,061
Omnicom Group, Inc.	4,831	467,448
Paramount Global, Class A	616	13,447
Paramount Global, Class B	1,143	13,453
Sirius XM Holdings, Inc. @	12,754	49,486
Trade Desk, Inc. (The), Class A *	4,830	422,239
		5,102,602
Metals & Mining — 0.4%
Alcoa Corp.	2,296	77,582
ATI, Inc. *	1,233	63,093
Cleveland-Cliffs, Inc. *	6,698	152,312
Commercial Metals Co.	2,430	142,811
Freeport-McMoRan, Inc.	16,128	758,339
Newmont Corp.	4,649	166,620
Nucor Corp.	3,651	722,533
Reliance, Inc.	664	221,895
Royal Gold, Inc.	1,115	135,818
Southern Copper Corp.	1,769	188,434
Steel Dynamics, Inc.	2,409	357,086
		2,986,523
Multi-Utilities — 0.6%
Ameren Corp.	3,328	246,139
CenterPoint Energy, Inc.	6,700	190,883
CMS Energy Corp.	5,199	313,707
Consolidated Edison, Inc.	5,063	459,771
Dominion Energy, Inc.	13,388	658,556
DTE Energy Co.	3,247	364,118
NiSource, Inc.	5,791	160,179
Public Service Enterprise Group, Inc.	8,415	561,954
Sempra	9,472	680,374
WEC Energy Group, Inc.	4,990	409,779
		4,045,460
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	3,600	50,616
Antero Resources Corp. *	3,300	95,700
APA Corp.	5,617	193,112
Cheniere Energy, Inc.	4,227	681,731
Chesapeake Energy Corp. @	1,889	167,800
Chevron Corp.	19,502	3,076,245
Civitas Resources, Inc.	478	36,285
ConocoPhillips	20,640	2,627,059
Coterra Energy, Inc.	12,762	355,805
Devon Energy Corp.	12,088	606,576
Diamondback Energy, Inc.	2,409	477,391
DT Midstream, Inc.	1,623	99,165
	SHARES	VALUE†
EnLink Midstream LLC *	3,400	$46,376
EOG Resources, Inc.	8,893	1,136,881
EQT Corp.	3,800	140,866
Exxon Mobil Corp.	54,648	6,352,283
Hess Corp.	4,540	692,986
HF Sinclair Corp.	2,161	130,460
Kinder Morgan, Inc.	8,265	151,580
Magnolia Oil & Gas Corp., Class A	1,900	49,305
Marathon Oil Corp.	8,798	249,335
Marathon Petroleum Corp.	6,829	1,376,043
Matador Resources Co.	1,362	90,941
Murphy Oil Corp.	1,330	60,781
New Fortress Energy, Inc. @	1,001	30,621
Occidental Petroleum Corp.	15,526	1,009,035
ONEOK, Inc.	6,698	536,979
Ovintiv, Inc.	3,582	185,906
PBF Energy, Inc., Class A	1,038	59,758
Phillips 66	3,291	537,552
Pioneer Natural Resources Co.	3,120	819,000
Range Resources Corp.	3,129	107,731
Southwestern Energy Co. *	16,772	127,132
Targa Resources Corp.	1,997	223,644
Texas Pacific Land Corp.	174	100,661
Valero Energy Corp.	6,271	1,070,397
Vitesse Energy, Inc.	190	4,509
Williams Cos., Inc. (The)	13,491	525,744
		24,283,991
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,020	85,588
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	2,503	107,604
American Airlines Group, Inc. *	10,481	160,883
Delta Air Lines, Inc.	4,487	214,793
Southwest Airlines Co.	5,800	169,302
United Airlines Holdings, Inc. *	2,884	138,086
		790,668
Personal Products — 0.3%
BellRing Brands, Inc. *	2,728	161,034
Coty, Inc., Class A *	2,516	30,091
e.l.f Beauty, Inc. *	574	112,521
Estee Lauder Companies, Inc. (The), Class A	3,525	543,379
Kenvue, Inc.	43,727	938,382
		1,785,407
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	35,866	1,945,013
Elanco Animal Health, Inc. *	4,517	73,537
Eli Lilly & Co.	18,033	14,028,953
Jazz Pharmaceuticals PLC *	1,092	131,498
Johnson & Johnson	37,932	6,000,463
Merck & Co., Inc.	40,422	5,333,683
Pfizer, Inc.	42,944	1,191,696
Royalty Pharma PLC, Class A	2,744	83,335
Viatris, Inc.	10,369	123,806
Zoetis, Inc.	11,289	1,910,212
		30,822,196
Professional Services — 1.1%
Alight, Inc., Class A *	4,692	46,216
Automatic Data Processing, Inc.	9,817	2,451,698
Booz Allen Hamilton Holding Corp.	3,549	526,814
Broadridge Financial Solutions, Inc.	2,485	509,077
CACI International, Inc., Class A *	457	173,125
Clarivate PLC *@	1,732	12,869

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Concentrix Corp.	1,048	$69,399
Dayforce, Inc. *@	995	65,879
Dun & Bradstreet Holdings, Inc.	2,459	24,688
Equifax, Inc.	1,421	380,146
ExlService Holdings, Inc. *	1,320	41,976
Exponent, Inc.	799	66,069
FTI Consulting, Inc. *	662	139,212
Genpact Ltd.	2,839	93,545
Insperity, Inc.	451	49,434
Jacobs Solutions, Inc.	195	29,977
KBR, Inc.	2,555	162,651
Leidos Holdings, Inc.	1,015	133,056
Maximus, Inc.	1,426	119,641
Paychex, Inc.	5,938	729,186
Paycom Software, Inc.	888	176,721
Paylocity Holding Corp. *	668	114,803
Robert Half, Inc.	2,642	209,458
Science Applications International Corp.	1,254	163,509
SS&C Technologies Holdings, Inc.	3,246	208,945
TransUnion	2,647	211,231
TriNet Group, Inc.	421	55,778
Verisk Analytics, Inc.	3,116	734,535
		7,699,638
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	3,761	365,720
CoStar Group, Inc. *	2,890	279,174
Jones Lang LaSalle, Inc. *	861	167,972
Zillow Group, Inc., Class A *	436	20,867
Zillow Group, Inc., Class C *	1,159	56,536
		890,269
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	15,685	2,830,986
Allegro MicroSystems, Inc. *	1,167	31,462
Amkor Technology, Inc.	2,141	69,026
Analog Devices, Inc.	4,750	939,502
Applied Materials, Inc.	17,626	3,635,010
Broadcom, Inc.	7,023	9,308,354
Cirrus Logic, Inc. *	1,237	114,497
Enphase Energy, Inc. *	1,883	227,805
Entegris, Inc.	1,797	252,550
First Solar, Inc. *	1,023	172,682
Intel Corp.	40,658	1,795,864
KLA Corp.	3,026	2,113,873
Lam Research Corp.	2,444	2,374,517
Lattice Semiconductor Corp. *	1,742	136,277
MACOM Technology Solutions Holdings, Inc. *	878	83,972
Marvell Technology, Inc.	6,428	455,617
Microchip Technology, Inc.	8,612	772,583
Micron Technology, Inc.	8,415	992,044
Monolithic Power Systems, Inc.	581	393,581
NVIDIA Corp.	34,047	30,763,507
NXP Semiconductors NV	2,249	557,235
ON Semiconductor Corp. *	6,691	492,123
Onto Innovation, Inc. *	307	55,592
Power Integrations, Inc.	846	60,531
Qorvo, Inc. *	1,637	187,977
QUALCOMM, Inc.	25,043	4,239,780
	SHARES	VALUE†
Skyworks Solutions, Inc.	1,882	$203,858
Teradyne, Inc.	2,728	307,800
Texas Instruments, Inc.	19,702	3,432,285
Universal Display Corp.	786	132,402
Wolfspeed, Inc. *@	857	25,282
		67,158,574
Software — 8.0%
Adobe, Inc. *	8,414	4,245,704
Aspen Technology, Inc. *	364	77,634
Atlassian Corp., Class A *	1,245	242,912
Autodesk, Inc. *	2,329	606,518
Bentley Systems, Inc., Class B	2,343	122,352
Bill Holdings, Inc. *	791	54,358
Blackbaud, Inc. *	638	47,301
Cadence Design Systems, Inc. *	4,098	1,275,625
Crowdstrike Holdings, Inc., Class A *	825	264,487
Datadog, Inc., Class A *	1,407	173,905
DocuSign, Inc. *	1,359	80,929
Dolby Laboratories, Inc., Class A	938	78,576
DoubleVerify Holdings, Inc. *	540	18,986
Dropbox, Inc., Class A *	5,131	124,683
Dynatrace, Inc. *	1,205	55,960
Fair Isaac Corp. *	375	468,604
Fortinet, Inc. *	13,129	896,842
Gen Digital, Inc.	5,861	131,286
Guidewire Software, Inc. *	488	56,955
HubSpot, Inc. *	406	254,383
Intuit, Inc.	3,133	2,036,450
Manhattan Associates, Inc. *	2,113	528,736
Microsoft Corp.	77,793	32,729,071
Oracle Corp.	26,244	3,296,509
Palantir Technologies, Inc., Class A *	13,943	320,828
Palo Alto Networks, Inc. *	3,011	855,515
Procore Technologies, Inc. *	362	29,746
PTC, Inc. *	1,031	194,797
Qualys, Inc. *	503	83,936
Roper Technologies, Inc.	842	472,227
Salesforce, Inc.	7,199	2,168,195
SentinelOne, Inc., Class A *	2,184	50,909
ServiceNow, Inc. *	1,610	1,227,464
SPS Commerce, Inc. *	393	72,666
Synopsys, Inc. *	1,737	992,696
Teradata Corp. *	1,256	48,570
Tyler Technologies, Inc. *	424	180,204
Workday, Inc., Class A *	981	267,568
Zoom Video Communications, Inc., Class A *	832	54,388
Zscaler, Inc. *	705	135,804
		55,024,279
Specialty Retail — 2.7%
AutoNation, Inc. *	961	159,122
AutoZone, Inc. *	260	819,429
Bath & Body Works, Inc.	2,883	144,208
Best Buy Co., Inc.	6,478	531,390
Burlington Stores, Inc. *	571	132,580
CarMax, Inc. *	1,900	165,509
Chewy, Inc., Class A *@	1,146	18,233
Dick's Sporting Goods, Inc.	1,695	381,138
Five Below, Inc. *	1,000	181,380
Floor & Decor Holdings, Inc., Class A *	701	90,864

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
GameStop Corp., Class A *	1,519	$19,018
Group 1 Automotive, Inc.	214	62,537
Home Depot, Inc. (The)	18,311	7,024,099
Lithia Motors, Inc.	199	59,871
Lowe's Cos., Inc.	8,534	2,173,866
Murphy USA, Inc.	483	202,474
O'Reilly Automotive, Inc. *	884	997,930
Penske Automotive Group, Inc.	470	76,135
RH *	330	114,926
Ross Stores, Inc.	6,303	925,028
TJX Cos., Inc. (The)	25,484	2,584,587
Tractor Supply Co.	2,475	647,757
Ulta Beauty, Inc. *	984	514,514
Valvoline, Inc. *	3,289	146,591
Williams-Sonoma, Inc.	1,394	442,637
		18,615,823
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	1,085	49,151
Columbia Sportswear Co.	858	69,652
Crocs, Inc. *	1,415	203,477
Deckers Outdoor Corp. *	473	445,216
Levi Strauss & Co., Class A	2,933	58,631
Lululemon Athletica, Inc. *	2,254	880,525
NIKE, Inc., Class B	19,778	1,858,736
PVH Corp.	760	106,864
Ralph Lauren Corp.	970	182,127
Skechers U.S.A., Inc., Class A *	1,800	110,268
Tapestry, Inc.	5,352	254,113
VF Corp.	5,509	84,508
		4,303,268
Tobacco — 0.5%
Altria Group, Inc.	27,551	1,201,775
Philip Morris International, Inc.	21,397	1,960,393
		3,162,168
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,296	66,666
Applied Industrial Technologies, Inc.	374	73,884
Beacon Roofing Supply, Inc. *	1,400	137,228
Core & Main, Inc., Class A *	1,729	98,985
Fastenal Co.	10,847	836,737
Ferguson PLC	332	72,519
GATX Corp.	410	54,952
MSC Industrial Direct Co., Inc., Class A	1,100	106,744
SiteOne Landscape Supply, Inc. *	654	114,156
United Rentals, Inc.	1,530	1,103,298
Watsco, Inc.	474	204,754
WESCO International, Inc.	596	102,083
WW Grainger, Inc.	993	1,010,179
		3,982,185
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	424,680
Essential Utilities, Inc.	3,662	135,677
		560,357
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,733	1,425,400
TOTAL COMMON STOCKS (Identified Cost $120,461,506)		661,885,712
MUTUAL FUNDS — 3.9%
Others — 3.9%
DFA U.S. Micro Cap Portfolio	998,700	27,224,550
	SHARES	VALUE†
TOTAL MUTUAL FUNDS (Identified Cost $11,763,205)		$27,224,550
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.010%	1,038,613	1,038,613
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%	106,741	106,741
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,145,354)		1,145,354
Total Investments — 100.1% (Identified Cost $133,370,065)		690,255,616
Liabilities in excess of Cash and Other Assets — (0.1%)		(599,731)
Net Assets — 100.0%		$689,655,885
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $674,493.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2024

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	26.1%
Financials	15.7%
Health Care	12.0%
Consumer Discretionary	10.9%
Industrials	10.7%
Communication Services	9.2%
Consumer Staples	6.7%
Energy	3.8%
Materials	2.4%
Other	2.5%
100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.9%
General Dynamics Corp.	7,826	$2,210,767
L3Harris Technologies, Inc.	6,055	1,290,321
Northrop Grumman Corp.	2,915	1,395,294
RTX Corp.	36,091	3,519,955
Textron, Inc.	26,765	2,567,566
		10,983,903
Air Freight & Logistics — 0.8%
FedEx Corp.	16,968	4,916,308
Automobile Components — 0.4%
Aptiv PLC *	10,701	852,335
BorgWarner, Inc.	24,241	842,132
Gentex Corp.	863	31,172
Lear Corp.	4,071	589,806
		2,315,445
Automobiles — 1.1%
Ford Motor Co.	150,516	1,998,853
General Motors Co.	98,964	4,488,017
		6,486,870
Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,538,162
Keurig Dr Pepper, Inc.	2,705	82,962
Molson Coors Beverage Co., Class B	10,592	712,312
		2,333,436
Biotechnology — 1.7%
Biogen, Inc. *	9,693	2,090,102
Gilead Sciences, Inc.	45,490	3,332,142
Moderna, Inc. *	8,724	929,629
Regeneron Pharmaceuticals, Inc. *	3,232	3,110,768
United Therapeutics Corp. *	683	156,899
		9,619,540
Broadline Retail — 0.2%
eBay, Inc.	20,328	1,072,912
Building Products — 1.1%
Builders FirstSource, Inc. *	5,259	1,096,765
Carrier Global Corp.	571	33,192
Fortune Brands Innovations, Inc.	11,027	933,656
Johnson Controls International PLC	34,370	2,245,048
Owens Corning	12,209	2,036,461
		6,345,122
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	52,444	3,021,823
Franklin Resources, Inc.	5,210	146,453
Goldman Sachs Group, Inc. (The)	17,696	7,391,442
Jefferies Financial Group, Inc.	6,993	308,391
Morgan Stanley	58,923	5,548,190
Northern Trust Corp.	938	83,407
Raymond James Financial, Inc.	4,361	560,040
State Street Corp.	10,112	781,860
T Rowe Price Group, Inc.	1,285	156,667
		17,998,273
Chemicals — 3.9%
Air Products & Chemicals, Inc.	5,579	1,351,624
Albemarle Corp. @	4,214	555,152
Celanese Corp.	4,202	722,156
CF Industries Holdings, Inc.	11,835	984,790
Corteva, Inc.	18,513	1,067,645
Dow, Inc.	51,700	2,994,981
DuPont de Nemours, Inc.	13,259	1,016,568
Eastman Chemical Co.	17,799	1,783,816
International Flavors & Fragrances, Inc.	9,315	800,997
	SHARES	VALUE†
Linde PLC	14,100	$6,546,912
LyondellBasell Industries NV, Class A	21,390	2,187,769
Mosaic Co. (The)	5,998	194,695
PPG Industries, Inc.	8,879	1,286,567
Westlake Corp.	7,968	1,217,510
		22,711,182
Commercial Banks — 10.9%
Bank of America Corp.	196,564	7,453,707
Citigroup, Inc.	77,487	4,900,278
Citizens Financial Group, Inc.	18,613	675,466
East West Bancorp, Inc.	2,390	189,073
Fifth Third Bancorp	70,601	2,627,063
First Citizens Bancshares, Inc., Class A	153	250,155
Huntington Bancshares, Inc.	72,900	1,016,955
JPMorgan Chase & Co.	142,484	28,539,545
KeyCorp	33,936	536,528
M&T Bank Corp.	3,759	546,709
PNC Financial Services Group, Inc. (The)	11,566	1,869,066
Regions Financial Corp.	119,937	2,523,474
Truist Financial Corp.	64,730	2,523,175
U.S. Bancorp	40,031	1,789,386
Wells Fargo & Co.	126,013	7,303,713
Zions Bancorp NA	16,027	695,572
		63,439,865
Commercial Services & Supplies — 0.1%
Veralto Corp.	6,377	565,385
Communications Equipment — 0.6%
Cisco Systems, Inc.	66,108	3,299,450
Computers & Peripherals — 1.1%
Dell Technologies, Inc., Class C	861	98,249
Hewlett Packard Enterprise Co.	141,847	2,514,947
HP, Inc.	87,556	2,645,942
Western Digital Corp. *	15,020	1,024,965
		6,284,103
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,055	274,089
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	4,136	2,539,256
Vulcan Materials Co.	8,594	2,345,474
		4,884,730
Consumer Finance — 1.5%
Ally Financial, Inc.	52,963	2,149,768
Capital One Financial Corp.	28,539	4,249,172
Discover Financial Services	7,930	1,039,544
Synchrony Financial	25,544	1,101,457
		8,539,941
Consumer Staples Distribution & Retail — 2.2%
Dollar Tree, Inc. *	12,596	1,677,157
Kroger Co. (The)	64,415	3,680,029
U.S. Foods Holding Corp. *	9,124	492,422
Walgreens Boots Alliance, Inc.	44,769	971,040
Walmart, Inc.	103,128	6,205,212
		13,025,860
Containers & Packaging — 0.5%
Amcor PLC	20,769	197,513
Ball Corp.	6,731	453,400
International Paper Co.	36,643	1,429,810
Packaging Corp. of America	2,898	549,983
Sonoco Products Co.	611	35,340
		2,666,046
Distributors — 0.4%
Genuine Parts Co.	2,990	463,241

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors (Continued)
LKQ Corp.	37,512	$2,003,516
		2,466,757
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	455,881	8,023,506
Verizon Communications, Inc.	198,247	8,318,444
		16,341,950
Electric Utilities — 0.3%
NRG Energy, Inc.	22,148	1,499,198
Electrical Equipment — 0.3%
AMETEK, Inc.	6,575	1,202,568
Eaton Corp. PLC	755	236,073
NEXTracker, Inc., Class A *	5,472	307,909
Sensata Technologies Holding PLC	1,781	65,434
		1,811,984
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	84,494	2,784,922
Flex Ltd. *	31,420	898,926
Keysight Technologies, Inc. *	1,184	185,154
TD SYNNEX Corp.	1,605	181,526
TE Connectivity Ltd.	19,914	2,892,309
Teledyne Technologies, Inc. *	125	53,665
		6,996,502
Energy Equipment & Services — 0.3%
Baker Hughes Co.	49,652	1,663,342
Entertainment — 1.1%
Electronic Arts, Inc.	5,250	696,518
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	64,438
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	143,926
Take-Two Interactive Software, Inc. *	2,974	441,609
Walt Disney Co. (The)	34,691	4,244,791
Warner Bros Discovery, Inc. *	85,934	750,204
		6,341,486
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B *	37,787	15,890,189
Fidelity National Information Services, Inc.	27,979	2,075,482
Fiserv, Inc. *	12,529	2,002,385
Global Payments, Inc.	7,128	952,729
		20,920,785
Food Products — 2.6%
Archer-Daniels-Midland Co.	24,965	1,568,052
Bunge Global SA	12,845	1,316,869
Campbell Soup Co.	3,702	164,554
Conagra Brands, Inc.	19,827	587,672
General Mills, Inc.	38,095	2,665,507
Hormel Foods Corp.	5,728	199,850
J.M. Smucker Co. (The)	13,087	1,647,261
Kraft Heinz Co. (The)	20,920	771,948
McCormick & Co., Inc.	1,921	147,552
Mondelez International, Inc., Class A	51,728	3,620,960
Post Holdings, Inc. *	973	103,411
Tyson Foods, Inc., Class A	41,844	2,457,498
		15,251,134
	SHARES	VALUE†
Ground Transportation — 1.0%
Norfolk Southern Corp.	16,359	$4,169,418
U-Haul Holding Co. *@	2,003	135,283
U-Haul Holding Co.	18,027	1,202,040
		5,506,741
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	13,396	1,522,589
Becton Dickinson & Co.	8,851	2,190,180
Boston Scientific Corp. *	7,514	514,634
Cooper Cos., Inc. (The)	548	55,600
GE HealthCare Technologies, Inc.	23,244	2,113,112
Hologic, Inc. *	5,323	414,981
Medtronic PLC	37,706	3,286,078
STERIS PLC	3,097	696,268
Zimmer Biomet Holdings, Inc.	8,154	1,076,165
		11,869,607
Health Care Providers & Services — 4.9%
Centene Corp. *	19,196	1,506,502
Cigna Group (The)	19,065	6,924,217
CVS Health Corp.	58,448	4,661,813
Elevance Health, Inc.	13,010	6,746,205
Henry Schein, Inc. *	3,777	285,239
Humana, Inc.	7,918	2,745,329
Laboratory Corp. of America Holdings	13,769	3,007,976
Quest Diagnostics, Inc.	18,783	2,500,205
UnitedHealth Group, Inc.	187	92,509
Universal Health Services, Inc., Class B	1,221	222,784
		28,692,779
Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	524,125
Carnival Corp. *	27,865	455,314
Hyatt Hotels Corp., Class A	3,174	506,634
MGM Resorts International *	26,967	1,273,112
		2,759,185
Household Durables — 3.2%
DR Horton, Inc.	46,332	7,623,931
Garmin Ltd.	12,982	1,932,630
Lennar Corp., Class A	23,116	3,975,490
Lennar Corp., Class B	573	88,345
NVR, Inc. *	15	121,499
PulteGroup, Inc.	41,840	5,046,741
		18,788,636
Independent Power Producers & Energy Traders — 0.3%
Vistra Corp.	25,467	1,773,777
Industrial Conglomerates — 0.4%
General Electric Co.	11,962	2,099,690
Insurance — 5.0%
Aflac, Inc.	32,730	2,810,198
American International Group, Inc.	29,118	2,276,154
Arch Capital Group Ltd. *	18,837	1,741,292
Chubb Ltd.	11,440	2,964,447
Cincinnati Financial Corp.	370	45,943
Everest Group Ltd.	1,938	770,355
F&G Annuities & Life, Inc. @	103	4,177
Fidelity National Financial, Inc.	1,515	80,446
Hartford Financial Services Group, Inc. (The)	47,472	4,891,990
Lincoln National Corp.	9,516	303,846
The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Loews Corp.	15,964	$1,249,821
Markel Group, Inc. *	116	176,492
MetLife, Inc.	12,261	908,663
Old Republic International Corp.	14,636	449,618
Principal Financial Group, Inc.	28,632	2,471,228
Prudential Financial, Inc.	22,788	2,675,311
RenaissanceRe Holdings Ltd.	469	110,229
Travelers Companies, Inc. (The)	21,374	4,919,012
		28,849,222
Interactive Media & Services — 0.8%
Meta Platforms, Inc., Class A	9,764	4,741,203
IT Services — 0.8%
Akamai Technologies, Inc. *	3,310	359,996
Amdocs Ltd.	15,213	1,374,799
Cognizant Technology Solutions Corp., Class A	34,305	2,514,213
DXC Technology Co. *	10,285	218,145
Kyndryl Holdings, Inc. *	1,933	42,062
		4,509,215
Life Sciences Tools & Services — 1.6%
Danaher Corp.	19,132	4,777,643
Revvity, Inc.	1,932	202,860
Thermo Fisher Scientific, Inc.	6,997	4,066,726
		9,047,229
Machinery — 4.0%
Cummins, Inc.	10,946	3,225,239
Dover Corp.	6,916	1,225,446
Fortive Corp.	7,311	628,892
Ingersoll Rand, Inc.	14,939	1,418,458
Oshkosh Corp.	984	122,715
Otis Worldwide Corp.	25,885	2,569,604
PACCAR, Inc.	34,507	4,275,072
Parker-Hannifin Corp.	6,463	3,592,071
Pentair PLC	20,400	1,742,976
Snap-on, Inc.	6,351	1,881,293
Stanley Black & Decker, Inc.	14,985	1,467,481
Westinghouse Air Brake Technologies Corp.	5,333	776,911
		22,926,158
Media — 2.6%
Comcast Corp., Class A	276,529	11,987,532
Fox Corp. Class A	24,883	778,092
Fox Corp. Class B	14,510	415,276
Interpublic Group of Cos., Inc. (The)	21,833	712,411
Liberty Media Corp.-Liberty SiriusXM, Class A *	4,389	130,353
Liberty Media Corp.-Liberty SiriusXM, Class C *	8,778	260,794
News Corp., Class A	8,320	217,818
News Corp., Class B	1,734	46,922
Paramount Global, Class B	25,564	300,888
		14,850,086
Metals & Mining — 3.8%
Freeport-McMoRan, Inc.	106,539	5,009,464
Newmont Corp.	42,413	1,520,082
Nucor Corp.	38,084	7,536,823
Reliance, Inc.	9,348	3,123,915
Royal Gold, Inc.	725	88,312
Steel Dynamics, Inc.	33,820	5,013,139
		22,291,735
	SHARES	VALUE†
Oil, Gas & Consumable Fuels — 13.9%
Chevron Corp.	97,929	$15,447,321
ConocoPhillips	87,630	11,153,546
Coterra Energy, Inc.	19,923	555,453
Devon Energy Corp.	27,320	1,370,918
Diamondback Energy, Inc.	8,816	1,747,067
EOG Resources, Inc.	23,992	3,067,137
EQT Corp.	1,748	64,798
Exxon Mobil Corp.	222,398	25,851,544
HF Sinclair Corp.	471	28,434
Kinder Morgan, Inc.	75,243	1,379,957
Marathon Oil Corp.	18,183	515,306
Marathon Petroleum Corp.	30,104	6,065,956
Occidental Petroleum Corp.	34,021	2,211,025
ONEOK, Inc.	1,519	121,778
Phillips 66	15,495	2,530,953
Pioneer Natural Resources Co.	10,352	2,717,400
Valero Energy Corp.	19,826	3,384,100
Williams Cos., Inc. (The)	67,920	2,646,842
		80,859,535
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	33,883	1,621,979
Southwest Airlines Co.	22,025	642,910
United Airlines Holdings, Inc. *	5,310	254,243
		2,519,132
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	79,893	4,332,597
Jazz Pharmaceuticals PLC *	4,730	569,587
Pfizer, Inc.	300,796	8,347,089
Viatris, Inc.	69,023	824,135
		14,073,408
Professional Services — 0.6%
Concentrix Corp.	1,605	106,283
Jacobs Solutions, Inc.	6,136	943,287
Leidos Holdings, Inc.	16,200	2,123,658
ManpowerGroup, Inc.	632	49,069
SS&C Technologies Holdings, Inc.	7,467	480,651
		3,702,948
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	1,857,284
Jones Lang LaSalle, Inc. *	4,753	927,263
		2,784,547
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc. *	11,477	2,071,484
Analog Devices, Inc.	18,542	3,667,422
Intel Corp.	209,588	9,257,502
Marvell Technology, Inc.	18,929	1,341,688
Micron Technology, Inc.	65,226	7,689,493
ON Semiconductor Corp. *	4,447	327,077
Qorvo, Inc. *	11,125	1,277,484
Skyworks Solutions, Inc.	4,292	464,909
		26,097,059
Software — 0.6%
Gen Digital, Inc.	3,129	70,090
Roper Technologies, Inc.	366	205,267
Salesforce, Inc.	10,426	3,140,103
		3,415,460
Specialty Retail — 0.1%
CarMax, Inc. *	8,119	707,246
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	314,686

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Tapestry, Inc.	6,979	$331,363
		646,049
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	659	475,211
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	29,534	4,820,539
TOTAL COMMON STOCKS (Identified Cost $309,128,061)		579,861,995
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.010%	1,269,039	1,269,039
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,269,039)		1,269,039
Total Investments — 100.1% (Identified Cost $310,397,100)		581,131,034
Liabilities in excess of Cash and Other Assets — (0.1%)		(458,176)
Net Assets — 100.0%		$580,672,858
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $640,242.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2024

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	24.2%
Energy	14.2%
Health Care	12.6%
Industrials	10.7%
Materials	9.1%
Information Technology	8.7%
Communication Services	8.1%
Consumer Discretionary	6.1%
Consumer Staples	5.3%
Other	1.0%
100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.2%
AAR Corp. *	3,510	$210,144
AeroVironment, Inc. *	2,477	379,674
Astronics Corp., Class B *	693	13,205
Axon Enterprise, Inc. *	11	3,442
BWX Technologies, Inc.	3,927	402,989
Curtiss-Wright Corp.	2,577	659,557
Ducommun, Inc. *	1,489	76,386
Hexcel Corp.	5,671	413,132
Huntington Ingalls Industries, Inc.	136	39,640
Innovative Solutions & Support, Inc. *	3,248	23,775
Kratos Defense & Security Solutions, Inc. *	11,721	215,432
Mercury Systems, Inc. *	4,277	126,171
Moog, Inc., Class A	2,730	435,844
National Presto Industries, Inc.	709	59,414
Park Aerospace Corp.	2,501	41,592
Parsons Corp. *	1,163	96,471
V2X, Inc. *	1,491	69,645
Woodward, Inc.	4,322	666,107
		3,932,620
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. *	4,965	68,318
CH Robinson Worldwide, Inc.	1,094	83,297
Forward Air Corp.	2,778	86,424
HUB Group, Inc., Class A	5,418	234,166
Radiant Logistics, Inc. *	6,146	33,311
		505,516
Automobile Components — 1.7%
Adient PLC *	4,024	132,470
American Axle & Manufacturing Holdings, Inc. *	3,721	27,387
Autoliv, Inc.	6,598	794,597
BorgWarner, Inc.	15,123	525,373
Cooper-Standard Holdings, Inc. *	1,153	19,094
Dana, Inc.	9,900	125,730
Dorman Products, Inc. *	3,535	340,739
Fox Factory Holding Corp. *	4,601	239,574
Gentex Corp.	15,377	555,417
Gentherm, Inc. *	3,773	217,249
Goodyear Tire & Rubber Co. (The) *	6,748	92,650
LCI Industries	2,757	339,276
Lear Corp.	4,020	582,418
Modine Manufacturing Co. *	5,416	515,549
Motorcar Parts of America, Inc. *	2,267	18,227
Patrick Industries, Inc.	2,334	278,843
Phinia, Inc.	3,024	116,212
Standard Motor Products, Inc.	2,639	88,538
Stoneridge, Inc. *	2,727	50,286
Strattec Security Corp. *	941	22,330
Visteon Corp. *	2,696	317,077
XPEL, Inc. *	305	16,476
		5,415,512
Automobiles — 0.3%
Harley-Davidson, Inc.	9,600	419,904
Lucid Group, Inc. *@	15,466	44,078
Rivian Automotive, Inc., Class A *	5,359	58,681
Thor Industries, Inc.	2,397	281,264
Winnebago Industries, Inc.	3,191	236,134
		1,040,061
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	69	21,005
Celsius Holdings, Inc. *	5,436	450,753
Coca-Cola Consolidated, Inc.	882	746,534
	SHARES	VALUE†
Duckhorn Portfolio, Inc. (The) *	6,105	$56,837
MGP Ingredients, Inc. @	1,851	159,427
Molson Coors Beverage Co., Class B	9,730	654,342
National Beverage Corp. *	7,326	347,692
		2,436,590
Biotechnology — 2.0%
Agios Pharmaceuticals, Inc. *	4,111	120,206
Aldeyra Therapeutics, Inc. *@	3,971	12,985
Alkermes PLC *	7,251	196,285
Allogene Therapeutics, Inc. *@	7,175	32,072
AnaptysBio, Inc. *	2,569	57,854
Anika Therapeutics, Inc. *	1,795	45,593
Arcturus Therapeutics Holdings, Inc. *	2,548	86,046
Arcus Biosciences, Inc. *	2,904	54,828
Avid Bioservices, Inc. *	4,386	29,386
Avidity Biosciences, Inc. *	4,762	121,526
Beam Therapeutics, Inc. *@	497	16,421
Biomea Fusion, Inc. *@	1,472	22,006
Catalyst Pharmaceuticals, Inc. *	8,570	136,606
Chinook Therapeutics, Inc. CVR *¶§	5,000	1,219
Crinetics Pharmaceuticals, Inc. *	551	25,792
CRISPR Therapeutics AG *@	1,927	131,344
Cullinan Oncology, Inc. *	1,139	19,409
Deciphera Pharmaceuticals, Inc. *	2,440	38,381
Dynavax Technologies Corp. *	7,915	98,225
Dyne Therapeutics, Inc. *	1,485	42,159
Eagle Pharmaceuticals, Inc. *@	488	2,557
Editas Medicine, Inc. *	4,524	33,568
Enanta Pharmaceuticals, Inc. *	1,585	27,674
Exact Sciences Corp. *	1,691	116,780
Exelixis, Inc. *	22,934	544,224
Fate Therapeutics, Inc. *	124	910
Generation Bio Co. *	1,291	5,254
Halozyme Therapeutics, Inc. *	8,219	334,349
Ideaya Biosciences, Inc. *	4,393	192,765
Incyte Corp. *	4,362	248,503
Intellia Therapeutics, Inc. *	2,590	71,251
Iovance Biotherapeutics, Inc. *	6,868	101,784
Krystal Biotech, Inc. *	1,598	284,332
Kura Oncology, Inc. *	5,384	114,841
Kymera Therapeutics, Inc. *	3,129	125,786
LENZ Therapeutics, Inc.	446	9,962
Mirati Therapeutics, Inc. CVR *¶<>	1,395	977
Myriad Genetics, Inc. *	8,130	173,332
Natera, Inc. *	555	50,760
Neurocrine Biosciences, Inc. *	7,426	1,024,194
Nurix Therapeutics, Inc. *	2,828	41,572
PDL BioPharma, Inc. *§	18,262	22,051
PMV Pharmaceuticals, Inc. *	3,331	5,663
Prothena Corp. PLC *	932	23,086
RAPT Therapeutics, Inc. *	1,843	16,550
Recursion Pharmaceuticals, Inc., Class A *@	1,754	17,487
REGENXBIO, Inc. *	2,258	47,576
Relay Therapeutics, Inc. *	6,235	51,751
Replimune Group, Inc. *	3,690	30,147
REVOLUTION Medicines, Inc. *	5,705	183,872
Rocket Pharmaceuticals, Inc. *	3,576	96,337
Sage Therapeutics, Inc. *	2,194	41,116
Sarepta Therapeutics, Inc. *	2,651	343,199
Stoke Therapeutics, Inc. *@	2,970	40,095
Sutro Biopharma, Inc. *	908	5,130
Twist Bioscience Corp. *	2,997	102,827
United Therapeutics Corp. *	2,637	605,772
Vaxcyte, Inc. *	672	45,904

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Veracyte, Inc. *	4,340	$96,174
Vericel Corp. *	713	37,090
Xencor, Inc. *	2,792	61,787
Xenon Pharmaceuticals, Inc. *	338	14,551
		6,681,883
Broadline Retail — 0.4%
Big Lots, Inc. *	1,156	5,005
Dillard's, Inc., Class A @	780	367,879
Etsy, Inc. *	418	28,725
Kohl's Corp.	2,281	66,491
Macy's, Inc.	16,931	338,451
Nordstrom, Inc.	2,914	59,067
Ollie's Bargain Outlet Holdings, Inc. *	3,753	298,626
		1,164,244
Building Products — 3.1%
A.O. Smith Corp.	8,970	802,456
AAON, Inc.	8,580	755,898
Advanced Drainage Systems, Inc.	7,209	1,241,678
Allegion PLC	1,427	192,231
American Woodmark Corp. *	1,353	137,546
Apogee Enterprises, Inc.	2,316	137,107
Armstrong World Industries, Inc.	4,365	542,220
AZZ, Inc.	2,363	182,684
Carlisle Cos., Inc.	609	238,637
CSW Industrials, Inc.	1,174	275,420
Fortune Brands Innovations, Inc.	961	81,368
Gibraltar Industries, Inc. *	3,042	244,972
Insteel Industries, Inc.	2,278	87,065
Lennox International, Inc.	748	365,592
Masco Corp.	5,670	447,250
Owens Corning	6,683	1,114,724
Quanex Building Products Corp.	3,350	128,741
Resideo Technologies, Inc. *	681	15,268
Simpson Manufacturing Co., Inc.	4,397	902,176
Trex Co., Inc. *	10,510	1,048,373
UFP Industries, Inc.	6,595	811,251
Zurn Elkay Water Solutions Corp.	14,150	473,601
		10,226,258
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	3,775	632,199
Artisan Partners Asset Management, Inc., Class A	6,206	284,049
AssetMark Financial Holdings, Inc. *	3,140	111,187
B Riley Financial, Inc. @	1,204	25,489
BGC Group, Inc., Class A	30,567	237,506
Brightsphere Investment Group, Inc.	2,826	64,546
Carlyle Group, Inc. (The)	9,910	464,878
Cohen & Steers, Inc.	5,127	394,215
Diamond Hill Investment Group, Inc.	289	44,555
Donnelley Financial Solutions, Inc. *	2,776	172,140
Evercore, Inc., Class A	3,659	704,687
Federated Hermes, Inc.	7,863	284,012
Franklin Resources, Inc.	13,466	378,529
Hamilton Lane, Inc., Class A	1,792	202,066
Houlihan Lokey, Inc.	1,002	128,446
Invesco Ltd.	24,055	399,072
Janus Henderson Group PLC	14,636	481,378
	SHARES	VALUE†
Jefferies Financial Group, Inc.	21,621	$953,486
Lazard, Inc.	6,742	282,288
MarketAxess Holdings, Inc.	710	155,668
Moelis & Co., Class A	1,713	97,247
Morningstar, Inc.	2,847	877,929
Open Lending Corp., Class A *	2,793	17,484
Oppenheimer Holdings, Inc., Class A	1,244	49,660
Piper Sandler Cos.	1,880	373,161
PJT Partners, Inc., Class A	1,422	134,038
Robinhood Markets, Inc., Class A *	14,262	287,094
SEI Investments Co.	4,732	340,231
Silvercrest Asset Management Group, Inc., Class A	759	12,000
StepStone Group, Inc., Class A	446	15,940
Stifel Financial Corp.	9,673	756,138
StoneX Group, Inc. *	3,118	219,071
Victory Capital Holdings, Inc., Class A	982	41,666
Virtu Financial, Inc., Class A	3,211	65,890
Virtus Investment Partners, Inc.	676	167,635
Westwood Holdings Group, Inc.	1,157	14,254
WisdomTree, Inc. @	4,286	39,388
		9,909,222
Chemicals — 2.5%
AdvanSix, Inc.	3,198	91,463
Alto Ingredients, Inc. *	5,761	12,559
American Vanguard Corp.	3,554	46,024
Arcadium Lithium PLC *@	18,990	81,847
Ashland, Inc.	3,394	330,474
Avient Corp.	10,014	434,608
Axalta Coating Systems Ltd. *	16,030	551,272
Balchem Corp.	3,494	541,395
Cabot Corp.	5,463	503,689
Celanese Corp.	1,157	198,842
Chemours Co. (The)	8,849	232,375
Core Molding Technologies, Inc. *	1,500	28,395
Eastman Chemical Co.	3,373	338,042
Ecovyst, Inc. *	5,086	56,709
Element Solutions, Inc.	21,963	548,636
FMC Corp.	2,021	128,738
Hawkins, Inc.	2,648	203,366
HB Fuller Co.	5,803	462,731
Huntsman Corp.	12,047	313,583
Ingevity Corp. *	1,259	60,054
Innospec, Inc.	2,704	348,654
Intrepid Potash, Inc. *	750	15,645
Koppers Holdings, Inc.	2,308	127,332
Kronos Worldwide, Inc.	2,278	26,880
LSB Industries, Inc. *	3,802	33,382
Mativ Holdings, Inc.	3,615	67,781
Minerals Technologies, Inc.	3,081	231,938
Mosaic Co. (The)	9,271	300,937
NewMarket Corp.	504	319,848
Olin Corp.	3,715	218,442
Orion SA	3,504	82,414
Quaker Chemical Corp.	784	160,916
RPM International, Inc.	4,352	517,670
Sensient Technologies Corp.	4,568	316,060
Stepan Co.	2,418	217,717
Tronox Holdings PLC	1,464	25,400
		8,175,818

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks — 8.5%
1st Source Corp.	2,546	$133,461
Amalgamated Financial Corp.	477	11,448
Amerant Bancorp, Inc.	661	15,395
American National Bankshares, Inc.	1,508	72,022
Ameris Bancorp	7,199	348,288
AmeriServ Financial, Inc.	4,400	11,440
Arrow Financial Corp.	2,279	57,021
Associated Banc-Corp.	15,878	341,536
Atlantic Union Bankshares Corp.	6,981	246,499
Axos Financial, Inc. *	5,392	291,384
Banc of California, Inc.	5,994	91,169
BancFirst Corp.	3,303	290,763
Bancorp, Inc. (The) *	4,840	161,946
Bank of Hawaii Corp.	3,456	215,620
Bank of Marin Bancorp	1,580	26,497
Bank OZK	4,569	207,707
BankUnited, Inc.	3,310	92,680
Bankwell Financial Group, Inc.	326	8,456
Banner Corp.	3,355	161,040
Bar Harbor Bankshares	2,089	55,317
BCB Bancorp, Inc.	878	9,175
Berkshire Hills Bancorp, Inc.	4,455	102,109
BOK Financial Corp.	5,182	476,744
Bridgewater Bancshares, Inc. *	700	8,148
Brookline Bancorp, Inc.	7,431	74,013
Business First Bancshares, Inc.	553	12,321
Byline Bancorp, Inc.	1,299	28,214
C&F Financial Corp.	466	22,834
Cadence Bank	15,454	448,166
Camden National Corp.	1,756	58,861
Capital City Bank Group, Inc.	1,890	52,353
Capitol Federal Financial, Inc.	9,589	57,150
Carter Bankshares, Inc. *	711	8,987
Cathay General Bancorp	7,259	274,608
Central Pacific Financial Corp.	3,116	61,541
Central Valley Community Bancorp	1,638	32,580
Citizens & Northern Corp.	852	16,001
Citizens Community Bancorp, Inc.	400	4,860
Citizens Financial Group, Inc.	13,844	502,399
City Holding Co.	1,327	138,300
Civista Bancshares, Inc.	270	4,153
CNB Financial Corp.	2,264	46,163
Coastal Financial Corp. *	555	21,573
Columbia Financial, Inc. *@	2,819	48,515
Comerica, Inc.	7,707	423,808
Commerce Bancshares, Inc.	9,002	478,906
Community Bank System, Inc.	4,718	226,606
Community Trust Bancorp, Inc.	1,552	66,193
ConnectOne Bancorp, Inc.	3,358	65,481
Cullen/Frost Bankers, Inc.	3,828	430,918
Customers Bancorp, Inc. *	3,713	197,012
CVB Financial Corp.	13,166	234,881
Dime Community Bancshares, Inc.	4,460	85,900
Eagle Bancorp, Inc.	1,459	34,272
East West Bancorp, Inc.	9,740	770,531
Enterprise Bancorp, Inc.	331	8,596
Enterprise Financial Services Corp.	2,901	117,665
Equity Bancshares, Inc., Class A	1,470	50,524
Esquire Financial Holdings, Inc.	569	27,010
ESSA Bancorp, Inc.	1,900	34,637
Farmers & Merchants Bancorp, Inc.	1,205	26,859
Farmers National Banc Corp.	3,991	53,320
FB Financial Corp.	3,274	123,299
	SHARES	VALUE†
Financial Institutions, Inc.	1,855	$34,911
First BanCorp	3,381	122,122
First BanCorp	18,672	327,507
First Bancorp, Inc. (The)	1,876	46,225
First Bancshares, Inc. (The)	1,367	35,474
First Busey Corp.	5,571	133,983
First Business Financial Services, Inc.	551	20,662
First Commonwealth Financial Corp.	9,286	129,261
First Community Bankshares, Inc.	1,982	68,637
First Financial Bancorp	8,992	201,601
First Financial Bankshares, Inc.	14,820	486,244
First Financial Corp.	1,395	53,470
First Financial Northwest, Inc.	985	20,252
First Foundation, Inc.	3,421	25,829
First Hawaiian, Inc.	1,200	26,352
First Horizon Corp.	33,269	512,343
First Internet Bancorp	1,284	44,606
First Interstate Bancsystem, Inc., Class A	4,291	116,758
First Merchants Corp.	5,621	196,173
First Mid Bancshares, Inc.	500	16,340
First of Long Island Corp. (The)	2,295	25,452
Flushing Financial Corp.	3,899	49,166
FNB Corp.	22,576	318,322
FS Bancorp, Inc.	962	33,391
Fulton Financial Corp.	15,678	249,123
German American Bancorp, Inc.	3,217	111,437
Glacier Bancorp, Inc.	11,842	476,996
Great Southern Bancorp, Inc.	1,275	69,895
Hancock Whitney Corp.	6,503	299,398
Hanmi Financial Corp.	3,586	57,089
HarborOne Bancorp, Inc.	6,045	64,440
Heartland Financial USA, Inc.	4,558	160,214
Heritage Commerce Corp.	3,576	30,682
Heritage Financial Corp.	4,162	80,701
Hilltop Holdings, Inc.	6,988	218,864
Hingham Institution For Savings (The)	236	41,173
Home Bancorp, Inc.	994	38,080
Home BancShares, Inc.	13,006	319,557
HomeStreet, Inc.	1,747	26,292
HomeTrust Bancshares, Inc.	2,255	61,652
Hope Bancorp, Inc.	11,541	132,837
Horizon Bancorp, Inc.	3,103	39,811
Independent Bank Corp.	3,858	200,693
Independent Bank Corp.	600	15,210
Independent Bank Group, Inc.	1,832	83,631
International Bancshares Corp.	5,903	331,394
Kearny Financial Corp.	7,750	49,910
KeyCorp	26,535	419,518
Lakeland Bancorp, Inc.	5,547	67,119
Lakeland Financial Corp.	2,447	162,285
Live Oak Bancshares, Inc.	847	35,159
Macatawa Bank Corp.	5,141	50,330
Mercantile Bank Corp.	1,601	61,622
Metropolitan Bank Holding Corp. *	321	12,358
Midland States Bancorp, Inc.	1,086	27,291
MidWestOne Financial Group, Inc.	613	14,369
National Bank Holdings Corp., Class A	3,376	121,772
NBT Bancorp, Inc.	4,206	154,276
New York Community Bancorp, Inc. @	23,882	76,900
Nicolet Bankshares, Inc.	1,020	87,710
Northeast Bank	896	49,585
Northfield Bancorp, Inc.	5,020	48,794
Northrim BanCorp, Inc.	836	42,226
Northwest Bancshares, Inc.	12,344	143,808
OceanFirst Financial Corp.	4,432	72,729

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
OFG Bancorp	4,058	$149,375
Old National Bancorp	28,203	491,014
Old Second Bancorp, Inc.	2,244	31,057
Origin Bancorp, Inc.	1,342	41,924
Pacific Premier Bancorp, Inc.	6,186	148,464
Park National Corp.	1,732	235,292
Pathward Financial, Inc.	2,146	108,330
Peapack-Gladstone Financial Corp.	1,992	48,465
Penns Woods Bancorp, Inc.	1,138	22,089
Peoples Bancorp, Inc.	3,204	94,870
Pinnacle Financial Partners, Inc.	3,365	288,986
Popular, Inc.	7,138	628,786
Preferred Bank	1,186	91,049
Premier Financial Corp.	4,193	85,118
Primis Financial Corp.	1,858	22,612
Prosperity Bancshares, Inc.	7,853	516,570
Provident Financial Holdings, Inc.	1,124	15,039
Provident Financial Services, Inc.	7,592	110,615
QCR Holdings, Inc.	1,658	100,707
Renasant Corp.	5,355	167,719
Republic Bancorp, Inc., Class A	1,997	101,847
Riverview Bancorp, Inc.	2,557	12,069
S&T Bancorp, Inc.	3,996	128,192
Sandy Spring Bancorp, Inc.	2,451	56,814
Seacoast Banking Corp. of Florida	5,003	127,026
ServisFirst Bancshares, Inc.	5,630	373,607
Sierra Bancorp	2,000	40,400
Simmons First National Corp., Class A	8,397	163,406
Southern First Bancshares, Inc. *	923	29,314
Southern Missouri Bancorp, Inc.	686	29,985
Southside Bancshares, Inc.	3,368	98,447
SouthState Corp.	7,217	613,661
Stellar Bancorp, Inc.	3,386	82,483
Stock Yards Bancorp, Inc.	2,936	143,600
Summit Financial Group, Inc.	392	10,647
Synovus Financial Corp.	7,875	315,472
Territorial Bancorp, Inc.	1,557	12,549
Texas Capital Bancshares, Inc. *	3,132	192,775
Timberland Bancorp, Inc.	921	24,793
Tompkins Financial Corp.	1,559	78,402
Towne Bank	5,809	163,001
TriCo Bancshares	2,959	108,832
Triumph Financial, Inc. *	2,441	193,620
TrustCo Bank Corp.	2,134	60,093
Trustmark Corp.	5,770	162,195
UMB Financial Corp.	4,960	431,470
United Bankshares, Inc.	12,088	432,630
United Community Banks, Inc.	8,563	225,378
Univest Financial Corp.	3,363	70,018
Valley National Bancorp	37,407	297,760
Veritex Holdings, Inc.	3,570	73,149
WaFd, Inc.	6,377	185,124
Washington Trust Bancorp, Inc.	2,001	53,787
Webster Financial Corp.	11,093	563,192
WesBanco, Inc.	5,118	152,568
West BanCorp, Inc.	1,763	31,434
Westamerica BanCorp	2,658	129,923
Western Alliance Bancorp	5,446	349,579
Western New England Bancorp, Inc.	3,161	24,245
	SHARES	VALUE†
Wintrust Financial Corp.	4,936	$515,269
WSFS Financial Corp.	6,445	290,927
Zions Bancorp NA	10,151	440,553
		27,646,203
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,300	281,106
ACCO Brands Corp.	6,694	37,553
Brady Corp., Class A	4,578	271,384
Brink's Co. (The)	4,524	417,927
Casella Waste Systems, Inc., Class A *	6,377	630,494
CECO Environmental Corp. *	4,211	96,937
Cimpress PLC *	1,426	126,215
Clean Harbors, Inc. *	4,977	1,001,920
Deluxe Corp.	2,994	61,647
Driven Brands Holdings, Inc. *	1,606	25,359
Ennis, Inc.	3,110	63,786
HNI Corp.	4,225	190,674
Interface, Inc.	5,834	98,128
Liquidity Services, Inc. *	3,228	60,041
Matthews International Corp., Class A	3,151	97,933
MillerKnoll, Inc.	3,785	93,717
MSA Safety, Inc.	4,031	780,361
NL Industries, Inc.	4,571	33,505
OPENLANE, Inc. *	2,720	47,056
Steelcase, Inc., Class A	9,338	122,141
Stericycle, Inc. *	4,277	225,612
Tetra Tech, Inc.	5,049	932,601
UniFirst Corp.	1,530	265,348
Vestis Corp.	10,472	201,796
Virco Mfg. Corp.	2,494	27,259
VSE Corp. @	1,412	112,960
		6,303,460
Communications Equipment — 1.1%
BK Technologies Corp. *	400	5,840
Calix, Inc. *	2,992	99,215
Cambium Networks Corp. *	2,226	9,594
Ciena Corp. *	15,659	774,338
Clearfield, Inc. *@	2,380	73,399
Comtech Telecommunications Corp. *	3,207	11,000
Digi International, Inc. *	3,397	108,466
Extreme Networks, Inc. *	7,358	84,911
F5, Inc. *	3,709	703,189
Harmonic, Inc. *	10,330	138,835
Infinera Corp. *@	5,375	32,411
Juniper Networks, Inc.	17,860	661,892
KVH Industries, Inc. *	2,387	12,174
Lantronix, Inc. *	1,100	3,916
Lumentum Holdings, Inc. *	4,956	234,667
NETGEAR, Inc. *	3,539	55,810
NetScout Systems, Inc. *	8,182	178,695
Optical Cable Corp. *	374	1,058
Viasat, Inc. *	5,325	96,329
Viavi Solutions, Inc. *	21,651	196,808
		3,482,547
Computers & Peripherals — 0.3%
AstroNova, Inc. *	1,572	28,013
Pure Storage, Inc., Class A *	16,618	863,970
Stratasys Ltd. *	3,784	43,970

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Xerox Holdings Corp.	5,031	$90,055
		1,026,008
Construction & Engineering — 2.4%
AECOM	4,153	407,326
Ameresco, Inc., Class A *	3,289	79,364
Arcosa, Inc.	1,853	159,099
Comfort Systems USA, Inc.	3,764	1,195,860
Dycom Industries, Inc. *	3,171	455,134
EMCOR Group, Inc.	4,190	1,467,338
Fluor Corp. *	6,585	278,414
Granite Construction, Inc.	4,358	248,973
Great Lakes Dredge & Dock Corp. *	7,436	65,065
IES Holdings, Inc. *	1,933	235,130
MasTec, Inc. *	6,602	615,636
Matrix Service Co. *	4,086	53,241
MDU Resources Group, Inc.	11,285	284,382
MYR Group, Inc. *	1,601	282,977
Northwest Pipe Co. *	1,211	41,997
Primoris Services Corp.	5,218	222,130
Sterling Infrastructure, Inc. *	2,663	293,756
Tutor Perini Corp. *	3,153	45,592
Valmont Industries, Inc.	1,958	446,972
WillScot Mobile Mini Holdings Corp. *	18,315	851,647
		7,730,033
Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	391,048
Knife River Corp. *	2,821	228,727
Summit Materials, Inc., Class A *	5,504	245,313
U.S. Lime & Minerals, Inc.	713	212,574
		1,077,662
Consumer Finance — 1.2%
Ally Financial, Inc.	6,410	260,182
Atlanticus Holdings Corp. *	1,788	52,907
Bread Financial Holdings, Inc.	856	31,877
Consumer Portfolio Services, Inc. *	3,813	28,826
Credit Acceptance Corp. *	760	419,178
Encore Capital Group, Inc. *	2,787	127,115
Enova International, Inc. *	2,921	183,526
Ezcorp, Inc., Class A *	5,994	67,912
FirstCash Holdings, Inc.	4,847	618,186
Green Dot Corp., Class A *	4,505	42,032
LendingClub Corp. *	1,512	13,290
Navient Corp.	11,475	199,665
Nelnet, Inc., Class A	2,441	231,041
OneMain Holdings, Inc.	7,656	391,145
PRA Group, Inc. *	4,120	107,450
PROG Holdings, Inc.	4,487	154,532
Regional Management Corp.	1,467	35,516
SLM Corp.	14,278	311,118
SoFi Technologies, Inc. *@	12,464	90,987
Synchrony Financial	7,322	315,725
World Acceptance Corp. *	673	97,572
		3,779,782
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	2,354	50,470
Andersons, Inc. (The)	4,055	232,635
BJ's Wholesale Club Holdings, Inc. *	4,618	349,352
Casey's General Stores, Inc.	2,455	781,795
Chefs' Warehouse Inc. (The) *	4,636	174,592
Grocery Outlet Holding Corp. *	2,734	78,685
Ingles Markets, Inc., Class A	1,973	151,290
	SHARES	VALUE†
Natural Grocers by Vitamin Cottage, Inc.	2,710	$48,915
Performance Food Group Co. *	9,263	691,390
PriceSmart, Inc.	3,201	268,884
SpartanNash Co.	3,686	74,494
Sprouts Farmers Market, Inc. *	7,149	460,967
U.S. Foods Holding Corp. *	13,615	734,802
United Natural Foods, Inc. *	1,873	21,521
Village Super Market, Inc., Class A	1,435	41,055
Weis Markets, Inc.	2,943	189,529
		4,350,376
Containers & Packaging — 1.5%
Amcor PLC	16,740	159,197
AptarGroup, Inc.	5,666	815,281
Berry Global Group, Inc.	9,609	581,152
Crown Holdings, Inc.	3,202	253,791
Graphic Packaging Holding Co.	8,918	260,227
Greif, Inc., Class A	2,553	176,285
Greif, Inc., Class B	715	49,707
International Paper Co.	9,661	376,972
Myers Industries, Inc.	4,361	101,044
O-I Glass, Inc. *	8,143	135,092
Packaging Corp. of America	258	48,963
Pactiv Evergreen, Inc.	8,108	116,107
Sealed Air Corp.	8,913	331,564
Silgan Holdings, Inc.	11,743	570,240
Sonoco Products Co.	6,744	390,073
TriMas Corp.	5,102	136,377
Westrock Co.	8,525	421,561
		4,923,633
Distributors — 0.1%
LKQ Corp.	3,492	186,508
Pool Corp.	660	266,310
Weyco Group, Inc.	1,043	33,251
		486,069
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	3,867	198,764
American Public Education, Inc. *	1,928	27,378
Bright Horizons Family Solutions, Inc. *	1,895	214,817
Carriage Services, Inc.	2,272	61,435
Chegg, Inc. *	3,873	29,319
Duolingo, Inc. *	234	51,616
European Wax Center, Inc., Class A *	583	7,567
Frontdoor, Inc. *	4,679	152,442
Graham Holdings Co., Class B	388	297,860
Grand Canyon Education, Inc. *	3,285	447,450
H&R Block, Inc.	11,646	571,935
Laureate Education, Inc.	3,916	57,056
OneSpaWorld Holdings Ltd. *	2,259	29,886
Perdoceo Education Corp.	6,976	122,498
Service Corp. International	7,334	544,256
Strategic Education, Inc.	2,650	275,918
Stride, Inc. *	4,184	263,801
		3,353,998
Diversified Telecommunication Services — 0.2%
Anterix, Inc. *	1,066	35,828
ATN International, Inc.	2,105	66,318
Bandwidth, Inc., Class A *	766	13,987
Cogent Communications Holdings, Inc. @	5,207	340,173
Costa Communications, Inc. CVR @*¶§	354	351
EchoStar Corp., Class A *	2,720	38,760
IDT Corp., Class B	1,342	50,741
Iridium Communications, Inc.	4,335	113,404
Liberty Latin America Ltd., Class A *	1,600	11,152

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Liberty Latin America Ltd., Class C *	12,050	$84,230
Ooma, Inc. *	1,297	11,063
		766,007
Electric Utilities — 1.4%
ALLETE, Inc.	4,869	290,387
Alliant Energy Corp.	8,696	438,278
Evergy, Inc.	7,556	403,339
Genie Energy Ltd., Class B	3,300	49,764
Hawaiian Electric Industries, Inc. @	4,122	46,455
IDACORP, Inc.	2,837	263,529
MGE Energy, Inc.	3,771	296,853
NRG Energy, Inc.	14,356	971,758
OGE Energy Corp.	10,049	344,681
Otter Tail Corp.	4,597	397,181
Pinnacle West Capital Corp.	5,960	445,391
PNM Resources, Inc.	9,280	349,299
Portland General Electric Co.	5,648	237,216
		4,534,131
Electrical Equipment — 1.4%
Acuity Brands, Inc.	2,347	630,709
Allient, Inc.	1,626	58,016
Atkore, Inc.	3,999	761,250
Encore Wire Corp.	1,468	385,761
EnerSys	3,615	341,473
LSI Industries, Inc.	3,137	47,431
NEXTracker, Inc., Class A *	3,948	222,154
nVent Electric PLC	3,043	229,442
Plug Power, Inc. *@	1,062	3,653
Powell Industries, Inc.	1,101	156,672
Preformed Line Products Co.	539	69,353
Regal Rexnord Corp.	6,071	1,093,387
Sensata Technologies Holding PLC	7,316	268,790
Sunrun, Inc. *@	6,232	82,138
Thermon Group Holdings, Inc. *	3,577	117,040
Vicor Corp. *	3,445	131,737
		4,599,006
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.	3,308	337,350
Arrow Electronics, Inc. *	5,952	770,546
Avnet, Inc.	8,026	397,929
Badger Meter, Inc.	3,103	502,096
Bel Fuse, Inc., Class B	1,421	85,701
Belden, Inc.	4,607	426,654
Benchmark Electronics, Inc.	3,809	114,308
Climb Global Solutions, Inc.	315	22,327
Cognex Corp.	5,365	227,583
Crane NXT Co.	3,089	191,209
CTS Corp.	3,522	164,794
ePlus, Inc. *	3,312	260,125
Fabrinet *	3,763	711,282
FARO Technologies, Inc. *	2,298	49,430
Flex Ltd. *	22,671	648,617
Identiv, Inc. *	927	7,342
Insight Enterprises, Inc. *	2,997	556,003
IPG Photonics Corp. *	1,782	161,610
Itron, Inc. *	4,157	384,606
Key Tronic Corp. *	1,700	7,922
	SHARES	VALUE†
Kimball Electronics, Inc. *	2,987	$64,669
Knowles Corp. *	3,541	57,010
Littelfuse, Inc.	1,865	451,983
Methode Electronics, Inc.	4,122	50,206
Napco Security Technologies, Inc.	4,363	175,218
nLight, Inc. *	1,098	14,274
Novanta, Inc. *	3,723	650,669
OSI Systems, Inc. *	1,764	251,934
PC Connection, Inc.	2,926	192,911
Plexus Corp. *	2,671	253,264
Richardson Electronics Ltd.	1,505	13,861
Rogers Corp. *	2,017	239,398
Sanmina Corp. *	6,015	374,013
ScanSource, Inc. *	2,807	123,620
TD SYNNEX Corp.	3,515	397,547
Trimble, Inc. *	7,608	489,651
TTM Technologies, Inc. *	10,405	162,838
Vishay Intertechnology, Inc.	11,850	268,758
Vishay Precision Group, Inc. *	1,694	59,849
Vontier Corp.	8,347	378,620
Zebra Technologies Corp., Class A *	1,044	314,703
		11,012,430
Energy Equipment & Services — 1.3%
Archrock, Inc.	12,231	240,584
Bristow Group, Inc. *	1,579	42,949
Cactus, Inc., Class A	3,486	174,614
ChampionX Corp.	9,876	354,450
Core Laboratories, Inc.	998	17,046
Dril-Quip, Inc. *	2,081	46,885
Expro Group Holdings NV *	837	16,715
Helix Energy Solutions Group, Inc. *	8,345	90,460
Helmerich & Payne, Inc.	4,747	199,659
Liberty Energy, Inc.	11,763	243,729
Nabors Industries Ltd. *	539	46,424
Natural Gas Services Group, Inc. *	2,179	42,338
Newpark Resources, Inc. *	5,904	42,627
Noble Corp. PLC	2,483	120,401
NOV, Inc.	23,731	463,229
Oceaneering International, Inc. *	1,554	36,363
Oil States International, Inc. *	3,584	22,077
Patterson-UTI Energy, Inc.	3,641	43,473
ProPetro Holding Corp. *	4,527	36,578
RPC, Inc.	11,642	90,109
SEACOR Marine Holdings, Inc. *	3,233	45,068
Select Water Solutions, Inc.	3,073	28,364
Solaris Oilfield Infrastructure, Inc., Class A	1,000	8,670
TechnipFMC PLC	23,392	587,373
TETRA Technologies, Inc. *	8,698	38,532
Tidewater, Inc. *	2,915	268,180
Transocean Ltd. *@	43,549	273,488
U.S. Silica Holdings, Inc. *	5,267	65,363
Valaris Ltd. *	1,881	141,564
Weatherford International PLC *	4,378	505,309
		4,332,621
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A *	934	39,135
Atlanta Braves Holdings, Inc., Class C *	2,620	102,337
Cinemark Holdings, Inc. *	7,484	134,487
Endeavor Group Holdings, Inc., Class A	5,025	129,293
IMAX Corp. *	2,245	36,302

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Liberty Media Corp.-Liberty Formula One, Class A *	600	$35,244
Liberty Media Corp.-Liberty Formula One, Class C *	1,202	78,851
Liberty Media Corp.-Liberty Live, Class A *	650	27,527
Liberty Media Corp.-Liberty Live, Class C *	836	36,634
Lions Gate Entertainment Corp., Class A *	3,637	36,188
Lions Gate Entertainment Corp., Class B *	6,300	58,653
Madison Square Garden Entertainment Corp. *	432	16,939
Madison Square Garden Sports Corp. *	404	74,546
Marcus Corp. (The)	3,100	44,206
Roku, Inc. *	2,980	194,207
Sphere Entertainment Co. *	432	21,203
TKO Group Holdings, Inc.	1,300	112,333
		1,178,085
Financial Services — 1.7%
A-Mark Precious Metals, Inc. @	2,332	71,569
Acacia Research Corp. *	1,995	10,633
Alerus Financial Corp.	466	10,173
AvidXchange Holdings, Inc. *	1,863	24,499
Cantaloupe, Inc. *	3,505	22,537
Cass Information Systems, Inc.	1,499	72,207
Equitable Holdings, Inc.	4,600	174,846
Essent Group Ltd.	4,642	276,245
Euronet Worldwide, Inc. *	2,511	276,034
EVERTEC, Inc.	4,311	172,009
Federal Agricultural Mortgage Corp., Class C	923	181,720
Flywire Corp. *	4,301	106,708
I3 Verticals, Inc., Class A *	1,470	33,648
International Money Express, Inc. *	1,977	45,135
Jack Henry & Associates, Inc.	2,212	384,291
Jackson Financial, Inc., Class A	1,992	131,751
Marqeta, Inc., Class A *	3,982	23,733
MGIC Investment Corp.	11,104	248,285
Mr Cooper Group, Inc. *	4,998	389,594
NMI Holdings, Inc., Class A *	7,878	254,775
PennyMac Financial Services, Inc.	1,706	155,400
Radian Group, Inc.	7,144	239,110
Shift4 Payments, Inc., Class A *	2,548	168,346
TFS Financial Corp.	3,750	47,100
Toast, Inc., Class A *	7,473	186,227
Voya Financial, Inc.	9,648	713,180
Walker & Dunlop, Inc.	3,120	315,307
Waterstone Financial, Inc.	2,966	36,096
Western Union Co. (The)	12,000	167,760
WEX, Inc. *	2,575	611,640
		5,550,558
Food Products — 1.7%
Alico, Inc.	713	20,877
B&G Foods, Inc.	8,145	93,179
Bunge Global SA	166	17,018
Cal-Maine Foods, Inc.	4,595	270,416
Calavo Growers, Inc.	2,189	60,876
Campbell Soup Co.	10,241	455,212
Conagra Brands, Inc.	4,537	134,477
Darling Ingredients, Inc. *	13,438	625,001
Flowers Foods, Inc.	10,685	253,769
Fresh Del Monte Produce, Inc.	5,010	129,809
Freshpet, Inc. *	870	100,798
Hain Celestial Group, Inc. (The) *	2,490	19,571
	SHARES	VALUE†
Ingredion, Inc.	3,754	$438,655
J&J Snack Foods Corp.	1,747	252,546
J.M. Smucker Co. (The)	2,567	323,108
John B Sanfilippo & Son, Inc.	981	103,908
Lamb Weston Holdings, Inc.	456	48,578
Lancaster Colony Corp.	2,908	603,788
Lifeway Foods, Inc. *	1,756	30,238
Limoneira Co.	2,072	40,528
Mission Produce, Inc. *	1,256	14,909
Pilgrim's Pride Corp. *	5,624	193,016
Post Holdings, Inc. *	4,776	507,593
Seaboard Corp.	42	135,405
Seneca Foods Corp., Class A *	800	45,520
Simply Good Foods Co. (The) *	4,321	147,044
Tootsie Roll Industries, Inc.	4,910	157,268
TreeHouse Foods, Inc. *	3,458	134,689
Utz Brands, Inc.	1,291	23,806
Vital Farms, Inc. *	2,774	64,495
		5,446,097
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,106	225,974
National Fuel Gas Co.	4,000	214,880
New Jersey Resources Corp.	9,687	415,669
Northwest Natural Holding Co.	3,354	124,836
ONE Gas, Inc.	5,011	323,360
RGC Resources, Inc.	600	12,144
Southwest Gas Holdings, Inc.	4,019	305,966
Spire, Inc.	4,808	295,067
UGI Corp.	10,146	248,983
		2,166,879
Ground Transportation — 1.2%
ArcBest Corp.	2,227	317,348
Avis Budget Group, Inc.	279	34,166
Covenant Logistics Group, Inc.	1,259	58,367
Heartland Express, Inc.	8,017	95,723
Knight-Swift Transportation Holdings, Inc.	10,914	600,488
Landstar System, Inc.	2,867	552,643
Marten Transport Ltd.	7,902	146,029
PAM Transportation Services, Inc. *	2,517	40,801
RXO, Inc. *	1,530	33,461
Saia, Inc. *	1,087	635,895
Schneider National, Inc., Class B	1,500	33,960
U-Haul Holding Co. *@	1,058	71,457
U-Haul Holding Co.	9,522	634,927
Universal Logistics Holdings, Inc.	2,551	94,055
Werner Enterprises, Inc.	6,118	239,336
XPO, Inc. *	2,025	247,111
		3,835,767
Health Care — 0.0%
Aduro Biotech, Inc. CVR *¶§	237	235
Health Care Equipment & Supplies — 2.1%
Achillion Pharmaceuticals, Inc. CVR @*¶§	23,152	—
AngioDynamics, Inc. *	2,110	12,386
Artivion, Inc. *	5,028	106,392
AtriCure, Inc. *	1,614	49,098
Atrion Corp. @	171	79,267
Avanos Medical, Inc. *	3,420	68,092
Axogen, Inc. *	2,643	21,329
Axonics, Inc. *	2,988	206,082
CONMED Corp.	2,255	180,580
Dentsply Sirona, Inc.	8,717	289,317
Electromed, Inc. *	2,175	35,126
Embecta Corp.	2,452	32,538

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Enovis Corp. *	3,400	$212,330
Envista Holdings Corp. *	9,977	213,308
FONAR Corp. *	1,282	27,384
Glaukos Corp. *	3,346	315,494
Globus Medical, Inc., Class A *	9,679	519,182
Haemonetics Corp. *	5,164	440,747
Inari Medical, Inc. *	518	24,854
Integer Holdings Corp. *	3,152	367,775
Integra LifeSciences Holdings Corp. *	6,371	225,852
iRadimed Corp.	704	30,969
Lantheus Holdings, Inc. *	3,768	234,520
LeMaitre Vascular, Inc.	2,735	181,495
LENSAR, Inc. *	1,385	4,917
LivaNova PLC *	2,251	125,921
Masimo Corp. *	1,950	286,358
Merit Medical Systems, Inc. *	5,761	436,396
Neogen Corp. *@	10,822	170,771
Omnicell, Inc. *	4,593	134,253
OraSure Technologies, Inc. *	9,521	58,554
OrthoPediatrics Corp. *	1,252	36,508
Penumbra, Inc. *	2,476	552,594
Pulmonx Corp. *	667	6,183
QuidelOrtho Corp. *	446	21,381
Semler Scientific, Inc. *	300	8,763
Shockwave Medical, Inc. *	1,284	418,109
STAAR Surgical Co. *	1,276	48,845
Surmodics, Inc. *	1,788	52,460
Tactile Systems Technology, Inc. *	1,239	20,134
Teleflex, Inc.	992	224,361
TransMedics Group, Inc. *	72	5,324
UFP Technologies, Inc. *	913	230,259
Utah Medical Products, Inc.	630	44,799
Varex Imaging Corp. *	578	10,462
		6,771,469
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. *	8,805	697,532
Addus HomeCare Corp. *	1,872	193,453
Agiliti, Inc. *	1,877	18,995
agilon health, Inc. *	8,212	50,093
Albireo Pharma, Inc. CVR *¶§	1,018	4,131
Amedisys, Inc. *	1,139	104,970
AMN Healthcare Services, Inc. *	3,754	234,663
Astrana Health, Inc. *	3,529	148,183
Brookdale Senior Living, Inc. *	7,211	47,665
Castle Biosciences, Inc. *	1,302	28,839
Chemed Corp.	1,565	1,004,620
Contra Abiomed, Inc. CVR *¶§	90	—
CorVel Corp. *	1,868	491,209
Cross Country Healthcare, Inc. *	3,321	62,169
DaVita, Inc. *	8,508	1,174,529
Encompass Health Corp.	6,968	575,417
Enhabit, Inc. *	2,323	27,063
Ensign Group, Inc. (The)	5,933	738,184
Fulgent Genetics, Inc. *	2,336	50,691
HealthEquity, Inc. *	5,161	421,292
Henry Schein, Inc. *	10,880	821,658
Joint Corp. (The) *@	1,577	20,596
ModivCare, Inc. *	1,383	32,431
	SHARES	VALUE†
National HealthCare Corp.	1,582	$149,515
National Research Corp.	2,987	118,315
NeoGenomics, Inc. *	4,322	67,942
Option Care Health, Inc. *	7,998	268,253
Owens & Minor, Inc. *	3,716	102,970
Patterson Cos., Inc.	3,733	103,217
Pediatrix Medical Group, Inc. *	3,540	35,506
Pennant Group, Inc. (The) *	3,997	78,461
Premier, Inc., Class A	5,075	112,158
Quest Diagnostics, Inc.	301	40,066
RadNet, Inc. *	5,402	262,861
Select Medical Holdings Corp.	12,138	365,961
Surgery Partners, Inc. *	1,984	59,183
Tenet Healthcare Corp. *	10,669	1,121,419
U.S. Physical Therapy, Inc.	1,511	170,547
Universal Health Services, Inc., Class B	3,730	680,576
		10,685,333
Health Care Technology — 0.2%
Certara, Inc. *	6,275	112,197
Doximity, Inc., Class A *	2,443	65,741
Evolent Health, Inc., Class A *	5,196	170,377
HealthStream, Inc.	3,803	101,388
Schrodinger, Inc. *	4,061	109,647
Simulations Plus, Inc. @	1,668	68,638
Teladoc Health, Inc. *	2,607	39,366
TruBridge, Inc. *	1,636	15,084
Veradigm, Inc. *	5,810	44,737
		727,175
Hotels, Restaurants & Leisure — 3.4%
Aramark	20,945	681,131
Bally's Corp. *@	797	11,110
Biglari Holdings, Inc., Class A *	7	6,622
Biglari Holdings, Inc., Class B *	74	14,036
BJ's Restaurants, Inc. *	2,751	99,531
Bloomin' Brands, Inc.	8,154	233,857
Boyd Gaming Corp.	2,637	177,523
Brinker International, Inc. *	5,170	256,846
Caesars Entertainment, Inc. *	5,163	225,830
Cheesecake Factory, Inc. (The) @	5,035	182,015
Choice Hotels International, Inc.	5,300	669,655
Churchill Downs, Inc.	7,622	943,222
Chuy's Holdings, Inc. *	1,904	64,222
Cracker Barrel Old Country Store, Inc. @	2,324	169,024
Dave & Buster's Entertainment, Inc. *	4,530	283,578
Denny's Corp. *	4,694	42,058
Dine Brands Global, Inc.	769	35,743
Domino's Pizza, Inc.	558	277,259
DraftKings, Inc., Class A *	6,255	284,040
El Pollo Loco Holdings, Inc. *	4,284	41,726
Everi Holdings, Inc. *	4,400	44,220
Hyatt Hotels Corp., Class A	811	129,452
Inspired Entertainment, Inc. *	1,305	12,867
International Game Technology PLC	969	21,890
Jack in the Box, Inc.	2,392	163,804
Kura Sushi USA, Inc., Class A *	365	42,033
Light & Wonder, Inc. *	1,500	153,135
Marriott Vacations Worldwide Corp.	3,349	360,788
Monarch Casino & Resort, Inc.	1,490	111,735
Nathan's Famous, Inc.	681	48,215
Norwegian Cruise Line Holdings Ltd. *@	4,482	93,808

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Papa John's International, Inc.	3,338	$222,311
Penn Entertainment, Inc. *	5,194	94,583
Planet Fitness, Inc., Class A *	8,887	556,593
Shake Shack, Inc., Class A *	2,266	235,732
Six Flags Entertainment Corp. *	3,483	91,673
Texas Roadhouse, Inc.	6,983	1,078,664
Travel + Leisure Co.	4,491	219,879
United Parks & Resorts, Inc. *	4,795	269,527
Vail Resorts, Inc.	2,071	461,481
Wendy's Co. (The)	22,109	416,534
Wingstop, Inc.	1,665	610,056
Wyndham Hotels & Resorts, Inc.	5,481	420,667
Wynn Resorts Ltd.	5,043	515,546
		11,074,221
Household Durables — 3.1%
Bassett Furniture Industries, Inc.	1,080	15,941
Beazer Homes USA, Inc. *	1,643	53,890
Cavco Industries, Inc. *	823	328,426
Century Communities, Inc.	3,367	324,916
Ethan Allen Interiors, Inc.	2,598	89,813
Flexsteel Industries, Inc.	1,069	39,874
GoPro, Inc., Class A *	6,985	15,577
Green Brick Partners, Inc. *	4,024	242,366
Hamilton Beach Brands Holding Co., Class A	2,000	48,720
Helen of Troy Ltd. *	2,629	302,966
Hooker Furnishings Corp.	1,742	41,825
Installed Building Products, Inc.	3,050	789,126
iRobot Corp. *@	2,014	17,643
KB Home	7,849	556,337
La-Z-Boy, Inc.	4,321	162,556
Leggett & Platt, Inc.	5,052	96,746
LGI Homes, Inc. *	624	72,615
Lifetime Brands, Inc.	2,082	21,819
Lovesac Co. (The) *	794	17,944
M/I Homes, Inc. *	3,074	418,955
Meritage Homes Corp.	3,491	612,531
Mohawk Industries, Inc. *	3,847	503,534
Newell Brands, Inc.	20,709	166,293
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	218,136
Sonos, Inc. *	3,418	65,147
Taylor Morrison Home Corp. *	9,778	607,898
Tempur Sealy International, Inc.	18,378	1,044,238
Toll Brothers, Inc.	10,507	1,359,291
TopBuild Corp. *	3,353	1,477,768
TRI Pointe Homes, Inc. *	9,397	363,288
Universal Electronics, Inc. *	1,292	12,933
VOXX International Corp. *	3,284	26,797
Whirlpool Corp.	218	26,079
		10,141,988
Household Products — 0.2%
Central Garden & Pet Co. *	1,247	53,409
Central Garden & Pet Co., Class A *	5,453	201,325
Spectrum Brands Holdings, Inc.	1,853	164,935
WD-40 Co.	1,487	376,672
		796,341
Independent Power Producers & Energy Traders — 0.7%
AES Corp. (The)	8,066	144,623
Brookfield Renewable Corp., Class A @	2,853	70,098
Clearway Energy, Inc., Class A	3,716	79,931
	SHARES	VALUE†
Clearway Energy, Inc., Class C	8,971	$206,782
Ormat Technologies, Inc.	5,451	360,802
Sunnova Energy International, Inc. *@	7,071	43,345
Vistra Corp.	19,486	1,357,200
		2,262,781
Insurance — 3.9%
Ambac Financial Group, Inc. *	900	14,067
American Equity Investment Life Holding Co. *	5,046	283,686
American Financial Group, Inc.	3,696	504,430
AMERISAFE, Inc.	1,961	98,383
Assurant, Inc.	4,350	818,844
Assured Guaranty Ltd.	4,657	406,323
Axis Capital Holdings Ltd.	4,830	314,047
Brighthouse Financial, Inc. *	5,115	263,627
BRP Group, Inc., Class A *	3,130	90,582
Citizens, Inc. *@	6,126	13,110
CNO Financial Group, Inc.	10,476	287,881
Crawford & Co., Class A	3,214	30,308
Crawford & Co., Class B	3,345	30,339
Donegal Group, Inc., Class A	3,630	51,328
Employers Holdings, Inc.	2,665	120,964
Enstar Group Ltd. *	1,195	371,358
Everest Group Ltd.	18	7,155
F&G Annuities & Life, Inc. @	877	35,562
Fidelity National Financial, Inc.	3,987	211,710
First American Financial Corp.	7,508	458,363
Genworth Financial, Inc., Class A *	14,918	95,923
Globe Life, Inc.	3,866	449,886
Hanover Insurance Group, Inc. (The)	2,145	292,085
HCI Group, Inc. @	741	86,015
Horace Mann Educators Corp.	4,392	162,460
Investors Title Co.	279	45,530
James River Group Holdings Ltd.	829	7,710
Kemper Corp.	5,843	361,799
Kinsale Capital Group, Inc.	808	423,990
Lincoln National Corp.	7,815	249,533
MBIA, Inc. *	6,313	42,676
Mercury General Corp.	3,869	199,640
Old Republic International Corp.	20,327	624,446
Oscar Health, Inc., Class A *	3,732	55,495
Palomar Holdings, Inc. *	1,593	133,541
Primerica, Inc.	3,776	955,177
Reinsurance Group of America, Inc.	3,182	613,744
RenaissanceRe Holdings Ltd.	2,896	680,647
RLI Corp.	4,871	723,197
Safety Insurance Group, Inc.	1,493	122,710
Selective Insurance Group, Inc.	6,118	667,902
Stewart Information Services Corp.	2,578	167,725
Trupanion, Inc. *@	335	9,249
Unico American Corp. *	1,700	6
United Fire Group, Inc.	2,400	52,248
Universal Insurance Holdings, Inc.	2,828	57,465
Unum Group	14,680	787,729
White Mountains Insurance Group Ltd.	170	305,031
		12,785,626
Interactive Media & Services — 0.3%
Bumble, Inc., Class A *	2,172	24,652
Cargurus, Inc. *	1,272	29,358
Cars.com, Inc. *	3,931	67,534
DHI Group, Inc. *	8,881	22,646
Match Group, Inc. *	6,820	247,430
QuinStreet, Inc. *	858	15,152
Shutterstock, Inc.	1,210	55,430

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Interactive Media & Services (Continued)
TripAdvisor, Inc. *	6,168	$171,409
Yelp, Inc. *	4,724	186,126
Ziff Davis, Inc. *	2,996	188,868
ZoomInfo Technologies, Inc. *	5,496	88,101
		1,096,706
IT Services — 1.0%
Amdocs Ltd.	5,319	480,678
Brightcove, Inc. *	3,324	6,449
DXC Technology Co. *	8,018	170,062
EPAM Systems, Inc. *	273	75,392
Fastly, Inc., Class A *	1,787	23,177
Globant SA *	1,874	378,361
GoDaddy, Inc., Class A *	8,025	952,407
Grid Dynamics Holdings, Inc. *	2,704	33,232
Hackett Group, Inc. (The)	3,495	84,928
Information Services Group, Inc.	2,180	8,807
Kyndryl Holdings, Inc. *	2,623	57,076
Okta, Inc. *	5,003	523,414
Perficient, Inc. *	3,654	205,684
Twilio, Inc., Class A *	5,176	316,512
		3,316,179
Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp.	541	35,679
American Outdoor Brands, Inc. *	1,946	17,125
Brunswick Corp.	4,070	392,836
Escalade, Inc.	1,950	26,813
Funko, Inc., Class A *@	1,917	11,962
Hasbro, Inc.	3,807	215,172
Johnson Outdoors, Inc., Class A	1,000	46,110
Malibu Boats, Inc., Class A *	2,116	91,580
Marine Products Corp.	3,930	46,177
MasterCraft Boat Holdings, Inc. *	2,183	51,781
Mattel, Inc. *	16,916	335,106
Polaris, Inc.	3,297	330,096
Smith & Wesson Brands, Inc.	4,598	79,821
Topgolf Callaway Brands Corp. *	5,300	85,701
		1,765,959
Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp. *	4,578	14,695
Avantor, Inc. *	5,810	148,562
Azenta, Inc. *	937	56,482
Bio-Rad Laboratories, Inc., Class A *	457	158,063
Bio-Techne Corp.	3,837	270,087
BioLife Solutions, Inc. *	1,278	23,707
Bruker Corp.	5,636	529,446
Charles River Laboratories International, Inc. *	800	216,760
CryoPort, Inc. *@	2,607	46,144
Harvard Bioscience, Inc. *	5,522	23,413
Medpace Holdings, Inc. *	2,141	865,285
OmniAb, Inc. *	8,462	45,864
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Pacific Biosciences of California, Inc. *	2,709	10,159
Repligen Corp. *	3,946	725,748
Revvity, Inc.	1,314	137,970
		3,272,385
	SHARES	VALUE†
Machinery — 5.1%
AGCO Corp.	5,729	$704,782
Alamo Group, Inc.	1,213	276,964
Albany International Corp., Class A	2,901	271,272
Allison Transmission Holdings, Inc.	6,647	539,471
Astec Industries, Inc.	1,354	59,183
Barnes Group, Inc.	4,989	185,341
Chart Industries, Inc. *@	3,344	550,824
Columbus McKinnon Corp.	2,642	117,912
Commercial Vehicle Group, Inc. *	3,758	24,164
Crane Co.	3,089	417,417
Donaldson Co., Inc.	8,206	612,824
Douglas Dynamics, Inc.	2,507	60,469
Eastern Co. (The)	1,272	43,362
Enerpac Tool Group Corp.	5,732	204,403
Enpro, Inc.	1,861	314,081
Esab Corp.	418	46,218
ESCO Technologies, Inc.	2,646	283,254
Federal Signal Corp.	5,985	507,947
Flowserve Corp.	2,564	117,124
Franklin Electric Co., Inc.	4,975	531,380
Gorman-Rupp Co. (The)	2,754	108,921
Graco, Inc.	4,511	421,598
Greenbrier Cos., Inc. (The)	2,663	138,742
Helios Technologies, Inc.	2,930	130,942
Hurco Cos., Inc.	1,000	20,160
Hyster-Yale Materials Handling, Inc.	165	10,588
ITT, Inc.	5,131	697,970
John Bean Technologies Corp.	2,745	287,923
Kadant, Inc.	1,029	337,615
Kennametal, Inc.	3,360	83,798
LB Foster Co., Class A *	1,565	42,740
Lincoln Electric Holdings, Inc.	3,365	859,556
Lindsay Corp.	1,109	130,485
Manitex International, Inc. *	1,300	8,918
Manitowoc Co., Inc. (The) *	3,607	51,003
Middleby Corp. (The) *	4,055	652,003
Miller Industries, Inc.	1,261	63,176
Mueller Industries, Inc.	12,444	671,105
Mueller Water Products, Inc., Class A	15,406	247,883
Nordson Corp.	846	232,261
Omega Flex, Inc.	1,002	71,072
Oshkosh Corp.	4,130	515,052
Park-Ohio Holdings Corp.	2,182	58,216
Pentair PLC	11,013	940,951
Perma-Pipe International Holdings, Inc. *	1,900	15,010
RBC Bearings, Inc. *	336	90,838
Shyft Group, Inc. (The)	3,913	48,599
Snap-on, Inc.	631	186,915
SPX Technologies, Inc. *	4,956	610,232
Standex International Corp.	1,107	201,718
Stanley Black & Decker, Inc.	1,887	184,794
Tennant Co.	1,721	209,291
Terex Corp.	6,303	405,913
Timken Co. (The)	6,902	603,442
Titan International, Inc. *	4,338	54,051
Toro Co. (The)	3,825	350,485
Trinity Industries, Inc.	4,908	136,688
Wabash National Corp.	4,414	132,155

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Watts Water Technologies, Inc., Class A	2,884	$612,994
		16,494,195
Marine Transportation — 0.3%
Costamare, Inc.	5,728	65,013
Eagle Bulk Shipping, Inc. @	436	27,237
Kirby Corp. *	4,368	416,358
Matson, Inc.	3,669	412,395
		921,003
Media — 1.2%
Altice USA, Inc., Class A *	2,984	7,788
Boston Omaha Corp., Class A *	1,358	20,995
Cable One, Inc.	215	90,973
Entravision Communications Corp., Class A	5,678	9,312
EW Scripps Co. (The), Class A *	7,073	27,797
Fox Corp. Class A	2,939	91,903
Fox Corp. Class B	3,807	108,956
Gannett Co., Inc. *	1	2
GCI Liberty, Inc. *§	8,984	—
Gray Television, Inc.	8,433	53,297
Interpublic Group of Cos., Inc. (The)	12,645	412,606
John Wiley & Sons, Inc., Class A	3,247	123,808
Liberty Broadband Corp., Class A *	824	47,067
Liberty Broadband Corp., Class C *	2,320	132,774
Liberty Media Corp.-Liberty SiriusXM, Class A *	3,084	91,595
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,202	124,841
Magnite, Inc. *	3,879	41,699
New York Times Co. (The), Class A	17,457	754,492
News Corp., Class A	19,977	522,998
News Corp., Class B	7,188	194,507
Nexstar Media Group, Inc.	3,165	545,298
Paramount Global, Class A	586	12,792
Paramount Global, Class B	6,684	78,671
PubMatic, Inc., Class A *	3,162	75,003
Saga Communications, Inc., Class A	664	14,814
Scholastic Corp.	3,519	132,701
Sinclair, Inc. @	2,132	28,718
TechTarget, Inc. *	3,517	116,342
Thryv Holdings, Inc. *	1,938	43,082
WideOpenWest, Inc. *	4,405	15,946
		3,920,777
Metals & Mining — 1.9%
Alcoa Corp.	15,179	512,898
Alpha Metallurgical Resources, Inc.	886	293,417
Arch Resources, Inc.	1,865	299,873
ATI, Inc. *	13,573	694,530
Carpenter Technology Corp.	3,912	279,395
Century Aluminum Co. *	8,912	137,156
Cleveland-Cliffs, Inc. *	21,519	489,342
Coeur Mining, Inc. *	16,461	62,058
Commercial Metals Co.	12,402	728,866
Ferroglobe PLC	10,242	51,005
Fortitude Gold Corp.	4,671	25,504
Friedman Industries, Inc.	700	13,118
Haynes International, Inc.	1,229	73,888
Hecla Mining Co.	30,869	148,480
Kaiser Aluminum Corp.	1,901	169,873
Materion Corp.	2,175	286,556
Metallus, Inc. *	5,303	117,992
MP Materials Corp. *@	6,046	86,458
	SHARES	VALUE†
Olympic Steel, Inc.	1,200	$85,056
Radius Recycling, Inc.	2,809	59,354
Royal Gold, Inc.	4,388	534,502
Ryerson Holding Corp.	4,615	154,603
SunCoke Energy, Inc.	8,204	92,459
Tredegar Corp.	3,412	22,246
U.S. Steel Corp.	7,027	286,561
Warrior Met Coal, Inc.	738	44,797
Worthington Enterprises, Inc.	4,458	277,421
Worthington Steel, Inc.	4,458	159,819
		6,187,227
Multi-Utilities — 0.4%
Avista Corp.	6,896	241,498
Black Hills Corp.	6,023	328,856
NiSource, Inc.	19,524	540,034
Northwestern Energy Group, Inc.	4,148	211,257
Unitil Corp.	1,923	100,669
		1,422,314
Oil, Gas & Consumable Fuels — 3.3%
Adams Resources & Energy, Inc.	536	15,544
Amplify Energy Corp. *	1,867	12,341
Antero Midstream Corp.	32,353	454,883
Antero Resources Corp. *	5,180	150,220
APA Corp.	6,432	221,132
Ardmore Shipping Corp.	1,612	26,469
Berry Corp.	4,166	33,536
California Resources Corp.	3,564	196,376
Callon Petroleum Co. *	3,677	131,489
Centrus Energy Corp., Class A *	1,074	44,603
Chesapeake Energy Corp. @	4,468	396,892
Chord Energy Corp.	804	143,305
Civitas Resources, Inc.	2,093	158,880
Clean Energy Fuels Corp. *	20,279	54,348
CNX Resources Corp. *	16,780	398,022
Comstock Resources, Inc. @	10,634	98,683
CONSOL Energy, Inc.	2,376	199,014
CVR Energy, Inc.	1,556	55,487
Delek U.S. Holdings, Inc.	7,082	217,701
DHT Holdings, Inc.	11,638	133,837
Dorian LPG Ltd.	3,332	128,149
DT Midstream, Inc.	1,881	114,929
EnLink Midstream LLC *	27,038	368,798
Equitrans Midstream Corp.	22,329	278,889
Evolution Petroleum Corp. @	5,356	32,886
Green Plains, Inc. *	5,096	117,819
Gulfport Energy Corp. *	944	151,153
Hallador Energy Co. *	3,193	17,019
HF Sinclair Corp.	9,611	580,216
International Seaways, Inc.	4,383	233,176
Kosmos Energy Ltd. *	21,727	129,493
Magnolia Oil & Gas Corp., Class A	7,613	197,557
Marathon Oil Corp.	1,166	33,044
Matador Resources Co.	10,827	722,919
Murphy Oil Corp.	13,521	617,910
NACCO Industries, Inc., Class A	1,000	30,200
New Fortress Energy, Inc. @	3,932	120,280
Nordic American Tankers Ltd.	8,255	32,360
Northern Oil and Gas, Inc.	1,306	51,822
Ovintiv, Inc.	6,163	319,860
Par Pacific Holdings, Inc. *	4,135	153,243
PBF Energy, Inc., Class A	10,429	600,398
Peabody Energy Corp.	3,580	86,851
Permian Resources Corp.	26,947	475,884
Range Resources Corp.	10,825	372,705

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
REX American Resources Corp. *	2,364	$138,790
SandRidge Energy, Inc.	2,175	31,690
Scorpio Tankers, Inc.	2,271	162,490
SFL Corp. Ltd.	4,682	61,709
Sitio Royalties Corp., Class A	3,565	88,127
SM Energy Co.	2,124	105,881
Southwestern Energy Co. *	62,679	475,107
Talos Energy, Inc. *	3,212	44,743
Teekay Corp. *	4,339	31,588
Teekay Tankers Ltd., Class A	1,880	109,811
Texas Pacific Land Corp.	378	218,677
Vital Energy, Inc. *	1,191	62,575
Vitesse Energy, Inc.	2,544	60,369
W&T Offshore, Inc.	9,305	24,658
World Kinect Corp.	2,783	73,610
		10,800,147
Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	80,376
Louisiana-Pacific Corp.	7,578	635,870
Mercer International, Inc.	7,857	78,177
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,483	153,300
		947,723
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	5,834	250,804
Allegiant Travel Co.	441	33,168
American Airlines Group, Inc. *	12,202	187,301
SkyWest, Inc. *	3,627	250,553
Spirit Airlines, Inc. @	3,315	16,044
United Airlines Holdings, Inc. *	2,365	113,236
		851,106
Personal Products — 0.8%
BellRing Brands, Inc. *	7,482	441,662
Coty, Inc., Class A *	46,457	555,626
Edgewell Personal Care Co.	1,878	72,566
elf Beauty, Inc. *	4,063	796,470
Herbalife Ltd. *	600	6,030
Inter Parfums, Inc.	3,488	490,099
Medifast, Inc.	1,290	49,433
Natural Alternatives International, Inc. *	1,000	6,090
Nature's Sunshine Products, Inc. *	1,700	35,309
Nu Skin Enterprises, Inc., Class A	3,048	42,154
United-Guardian, Inc.	600	4,638
USANA Health Sciences, Inc. *	2,205	106,942
		2,607,019
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc. *	5,315	233,382
ANI Pharmaceuticals, Inc. *	1,669	115,378
Catalent, Inc. *	3,128	176,575
Collegium Pharmaceutical, Inc. *	2,590	100,544
Corcept Therapeutics, Inc. *	7,842	197,540
Edgewise Therapeutics, Inc. *	1,162	21,195
Elanco Animal Health, Inc. *	2,020	32,886
Harmony Biosciences Holdings, Inc. *	1,923	64,574
Innoviva, Inc. *	5,963	90,876
Jazz Pharmaceuticals PLC *	3,913	471,203
Ligand Pharmaceuticals, Inc. *	1,727	126,244
	SHARES	VALUE†
Organon & Co.	8,187	$153,916
Pacira BioSciences, Inc. *	1,786	52,187
Perrigo Co. PLC	6,512	209,621
Prestige Consumer Healthcare, Inc. *	5,152	373,829
SIGA Technologies, Inc.	1,900	16,264
Supernus Pharmaceuticals, Inc. *	5,158	175,939
Taro Pharmaceutical Industries Ltd. *	438	18,545
Viatris, Inc.	18,447	220,257
		2,850,955
Professional Services — 3.2%
ASGN, Inc. *	5,178	542,447
Barrett Business Services, Inc.	799	101,249
CACI International, Inc., Class A *	2,374	899,342
CBIZ, Inc. *	5,331	418,484
Concentrix Corp.	3,341	221,241
Conduent, Inc. *	5,702	19,273
CRA International, Inc.	773	115,625
CSG Systems International, Inc.	2,945	151,785
Dayforce, Inc. *@	3,385	224,121
ExlService Holdings, Inc. *	17,683	562,319
Exponent, Inc.	5,450	450,660
Forrester Research, Inc. *	2,360	50,882
Franklin Covey Co. *	1,628	63,915
FTI Consulting, Inc. *	3,603	757,675
Genpact Ltd.	12,745	419,948
Heidrick & Struggles International, Inc.	1,928	64,896
Huron Consulting Group, Inc. *	1,957	189,085
ICF International, Inc.	2,012	303,068
Insperity, Inc.	3,407	373,441
KBR, Inc.	12,616	803,135
Kelly Services, Inc., Class A	3,132	78,425
Kforce, Inc.	1,735	122,352
Korn Ferry	4,964	326,433
Leidos Holdings, Inc.	686	89,928
ManpowerGroup, Inc.	2,941	228,339
Mastech Digital, Inc. *	2,122	19,098
Maximus, Inc.	2,874	241,129
NV5 Global, Inc. *	1,602	157,012
Paycom Software, Inc.	137	27,264
Paylocity Holding Corp. *	2,396	411,777
RCM Technologies, Inc. *	1,296	27,696
Resources Connection, Inc.	3,396	44,691
Robert Half, Inc.	7,950	630,276
Science Applications International Corp.	2,559	333,668
SS&C Technologies Holdings, Inc.	2,637	169,744
TransUnion	910	72,618
TriNet Group, Inc.	3,424	453,646
TrueBlue, Inc. *	3,431	42,956
TTEC Holdings, Inc.	4,929	51,114
Verra Mobility Corp. *	10,023	250,274
		10,511,031
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC *	5,956	62,300
Douglas Elliman, Inc. *	8,113	12,818
Forestar Group, Inc. *	3,530	141,871
FRP Holdings, Inc. *	200	12,280
Howard Hughes Holdings, Inc. *	1,369	99,417
Jones Lang LaSalle, Inc. *	3,879	756,754
Kennedy-Wilson Holdings, Inc.	8,346	71,609
Marcus & Millichap, Inc.	3,263	111,497

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Maui Land & Pineapple Co., Inc. *	2,324	$50,338
Newmark Group, Inc., Class A	11,400	126,426
RMR Group, Inc. (The), Class A	1,159	27,816
St. Joe Co. (The)	3,300	191,301
Stratus Properties, Inc. *	313	7,146
Tejon Ranch Co. *	2,249	34,657
Zillow Group, Inc., Class A *	2,824	135,156
Zillow Group, Inc., Class C *	6,550	319,509
		2,160,895
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc. *	1,272	34,293
Alpha & Omega Semiconductor Ltd. *	2,886	63,607
Ambarella, Inc. *	2,341	118,853
Amkor Technology, Inc.	25,678	827,859
Amtech Systems, Inc. *	2,822	15,267
Axcelis Technologies, Inc. *	3,412	380,506
AXT, Inc. *	5,653	25,947
CEVA, Inc. *	3,095	70,288
Cirrus Logic, Inc. *	5,956	551,287
Cohu, Inc. *	5,114	170,450
Diodes, Inc. *	4,900	345,450
Enphase Energy, Inc. *	733	88,678
FormFactor, Inc. *	8,126	370,789
GSI Technology, Inc. *@	4,641	15,779
Ichor Holdings Ltd. *	400	15,448
Kulicke & Soffa Industries, Inc.	5,924	298,037
Lattice Semiconductor Corp. *	12,472	975,685
MACOM Technology Solutions Holdings, Inc. *	2,196	210,025
Magnachip Semiconductor Corp. *	4,588	25,601
MaxLinear, Inc. *	7,715	144,039
MKS Instruments, Inc.	1,144	152,152
NVE Corp.	502	45,270
Onto Innovation, Inc. *	4,376	792,406
PDF Solutions, Inc. *	4,938	166,263
Photronics, Inc. *	7,008	198,467
Power Integrations, Inc.	6,164	441,034
Qorvo, Inc. *	2,760	316,931
Rambus, Inc. *	11,347	701,358
Semtech Corp. *@	7,337	201,694
Silicon Laboratories, Inc. *	3,386	486,636
Synaptics, Inc. *	4,162	406,045
Ultra Clean Holdings, Inc. *	4,298	197,450
Universal Display Corp.	3,037	511,583
Veeco Instruments, Inc. *	4,666	164,103
Wolfspeed, Inc. *@	10,030	295,885
		9,825,165
Software — 3.1%
A10 Networks, Inc.	6,016	82,359
ACI Worldwide, Inc. *	11,727	389,454
Adeia, Inc.	7,577	82,741
Agilysys, Inc. *	2,848	239,972
Alarm.com Holdings, Inc. *	3,799	275,314
Altair Engineering, Inc., Class A *	3,033	261,293
American Software, Inc., Class A	4,461	51,078
AppLovin Corp., Class A *	2,866	198,385
Aspen Technology, Inc. *	2,122	452,580
Bill Holdings, Inc. *	3,263	224,233
Blackbaud, Inc. *	5,719	424,007
Box, Inc., Class A *	6,867	194,473
CommVault Systems, Inc. *	2,675	271,325
Consensus Cloud Solutions, Inc. *	1,449	22,981
	SHARES	VALUE†
Digital Turbine, Inc. *	635	$1,664
DocuSign, Inc. *	5,868	349,439
Dolby Laboratories, Inc., Class A	2,819	236,148
DoubleVerify Holdings, Inc. *	6,316	222,071
Dropbox, Inc., Class A *	14,286	347,150
Dynatrace, Inc. *	7,032	326,566
eGain Corp. *	4,304	27,761
Elastic NV *	966	96,832
Envestnet, Inc. *	3,097	179,347
EverCommerce, Inc. *	921	8,676
Gen Digital, Inc.	20,625	462,000
Guidewire Software, Inc. *	3,956	461,705
InterDigital, Inc. @	2,792	297,236
Jamf Holding Corp. *	4,792	87,933
JFrog Ltd. *	479	21,181
LiveRamp Holdings, Inc. *	7,539	260,096
Manhattan Associates, Inc. *	675	168,905
MeridianLink, Inc. *	2,090	39,083
Mitek Systems, Inc. *	1,166	16,441
N-able, Inc. *	8,171	106,795
Nutanix, Inc., Class A *	4,947	305,329
Olo, Inc., Class A *	2,551	14,005
PowerSchool Holdings, Inc., Class A *	3,215	68,447
Procore Technologies, Inc. *	3,536	290,553
Progress Software Corp.	4,772	254,395
Qualys, Inc. *	3,876	646,788
Rimini Street, Inc. *	4,492	14,644
Sapiens International Corp. NV	2,496	80,271
SentinelOne, Inc., Class A *	5,750	134,033
SolarWinds Corp. *	5,202	65,649
SPS Commerce, Inc. *	2,160	399,384
Teradata Corp. *	6,462	249,886
UiPath, Inc., Class A *	10,245	232,254
Unity Software, Inc. *@	11,422	304,967
Verint Systems, Inc. *	6,847	226,978
Vertex, Inc., Class A *	1,558	49,482
Xperi, Inc. *	3,030	36,542
Yext, Inc. *	4,488	27,063
		10,287,894
Specialty Retail — 4.0%
1-800-Flowers.com, Inc., Class A *	3,880	42,020
Aaron's Co., Inc. (The)	4,459	33,442
Abercrombie & Fitch Co., Class A *	3,727	467,105
Academy Sports & Outdoors, Inc.	2,614	176,550
Advance Auto Parts, Inc.	3,409	290,072
America's Car-Mart, Inc. *	822	52,501
American Eagle Outfitters, Inc.	19,472	502,183
Asbury Automotive Group, Inc. *	2,143	505,276
AutoNation, Inc. *	4,060	672,255
Bath & Body Works, Inc.	5,771	288,665
Boot Barn Holdings, Inc. *	3,091	294,109
Buckle, Inc. (The)	5,018	202,075
Build-A-Bear Workshop, Inc.	1,640	48,987
Burlington Stores, Inc. *	1,120	260,053
Caleres, Inc.	3,874	158,950
CarMax, Inc. *	4,370	380,671
CarParts.com, Inc. *	2,801	4,538
Cato Corp. (The), Class A	2,638	15,221
Children's Place, Inc. (The) *	1,314	15,164
Citi Trends, Inc. *	818	22,192
Conn's, Inc. *	3,722	12,469
Destination XL Group, Inc. *	3,560	12,816
Dick's Sporting Goods, Inc.	2,101	472,431
Duluth Holdings, Inc., Class B *	1,185	5,806
The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Five Below, Inc. *	5,505	$998,497
Floor & Decor Holdings, Inc., Class A *	4,489	581,864
Foot Locker, Inc.	3,452	98,382
GameStop Corp., Class A *	8,267	103,503
Gap, Inc. (The)	2,272	62,594
Genesco, Inc. *	1,490	41,929
Group 1 Automotive, Inc.	1,502	438,929
Guess?, Inc.	5,086	160,056
Haverty Furniture Cos., Inc.	1,983	67,660
Hibbett, Inc.	1,600	122,896
Leslie's, Inc. *	6,363	41,359
Lithia Motors, Inc.	2,910	875,503
MarineMax, Inc. *	2,209	73,471
Monro, Inc.	3,090	97,459
Murphy USA, Inc.	2,265	949,488
National Vision Holdings, Inc. *	2,877	63,754
ODP Corp. (The) *	3,360	178,248
Penske Automotive Group, Inc.	1,742	282,187
PetMed Express, Inc. @	2,360	11,304
Revolve Group, Inc. *	706	14,946
RH *	318	110,747
Sally Beauty Holdings, Inc. *	3,610	44,836
Shoe Carnival, Inc.	3,062	112,192
Signet Jewelers Ltd.	4,741	474,432
Sleep Number Corp. *	3,221	51,633
Sonic Automotive, Inc., Class A	3,080	175,375
Sportsman's Warehouse Holdings, Inc. *	3,058	9,510
Tilly's, Inc., Class A *	1,836	12,485
Upbound Group, Inc.	6,271	220,802
Urban Outfitters, Inc. *	2,086	90,574
Valvoline, Inc. *	6,915	308,202
Victoria's Secret & Co. *	2,341	45,369
Williams-Sonoma, Inc.	3,597	1,142,155
Winmark Corp.	455	164,573
Zumiez, Inc. *	2,406	36,547
		13,199,012
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. *	8,276	374,903
Carter's, Inc.	1,442	122,109
Columbia Sportswear Co.	3,907	317,170
Delta Apparel, Inc. *	1,153	3,447
Figs, Inc., Class A *	2,862	14,253
G-III Apparel Group Ltd. *	5,008	145,282
Kontoor Brands, Inc.	2,384	143,636
Lakeland Industries, Inc.	1,669	30,543
Movado Group, Inc.	2,220	62,005
Oxford Industries, Inc.	1,665	187,146
PVH Corp.	1,378	193,761
Ralph Lauren Corp.	2,279	427,905
Rocky Brands, Inc.	1,000	27,130
Skechers U.S.A., Inc., Class A *	6,530	400,028
Steven Madden Ltd.	7,918	334,773
Superior Group of Cos., Inc.	2,200	36,344
Tapestry, Inc.	18,072	858,059
Under Armour, Inc., Class A *	2,222	16,398
Under Armour, Inc., Class C *	1,318	9,410
Unifi, Inc. *	2,394	14,340
VF Corp.	1,731	26,553
	SHARES	VALUE†
Wolverine World Wide, Inc.	5,855	$65,634
		3,810,829
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	37,504
Universal Corp.	2,612	135,093
Vector Group Ltd.	12,276	134,545
		307,142
Trading Companies & Distributors — 1.8%
Air Lease Corp.	5,985	307,868
Applied Industrial Technologies, Inc.	4,081	806,202
Beacon Roofing Supply, Inc. *	6,560	643,011
Boise Cascade Co.	3,680	564,402
Core & Main, Inc., Class A *	2,709	155,090
Distribution Solutions Group, Inc. *	224	7,948
DNOW, Inc. *	6,508	98,922
DXP Enterprises, Inc. *	1,824	98,004
GATX Corp.	3,309	443,505
Global Industrial Co.	3,603	161,342
GMS, Inc. *	2,900	282,286
H&E Equipment Services, Inc.	3,452	221,549
Herc Holdings, Inc.	2,648	445,658
MRC Global, Inc. *	5,657	71,109
MSC Industrial Direct Co., Inc., Class A	936	90,830
Rush Enterprises, Inc., Class A	7,718	413,067
SiteOne Landscape Supply, Inc. *	413	72,089
Titan Machinery, Inc. *	2,515	62,397
WESCO International, Inc.	4,569	782,578
Willis Lease Finance Corp. *	900	44,658
		5,772,515
Water Utilities — 0.4%
American States Water Co.	4,082	294,884
Artesian Resources Corp., Class A	1,177	43,678
California Water Service Group	6,097	283,389
Consolidated Water Co. Ltd.	1,751	51,322
Essential Utilities, Inc.	8,329	308,589
Middlesex Water Co.	2,133	111,982
Pure Cycle Corp. *	1,000	9,500
SJW Group	2,989	169,148
York Water Co. (The)	1,803	65,395
		1,337,887
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	1,021	8,964
Shenandoah Telecommunications Co.	6,413	111,394
Spok Holdings, Inc.	2,839	45,282
U.S. Cellular Corp. *	1,551	56,612
		222,252
TOTAL COMMON STOCKS (Identified Cost $163,961,823)		326,202,562
PREFERRED STOCKS — 0.0%
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	28,543
TOTAL PREFERRED STOCKS (Identified Cost $4,658)		28,543
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 5.010%	519,769	519,769

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%	$1,297,674	$1,297,674
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,817,443)		1,817,443
Total Investments — 100.5% (Identified Cost $165,783,924)		328,048,548
Liabilities in excess of Cash and Other Assets — (0.5%)		(1,496,412)
Net Assets — 100.0%		$326,552,136
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $5,795,478.
¶	Contingent value rights based on future performance.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CMT — Constant Maturity Treasury

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2024
(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	22.0%
Financials	18.3%
Consumer Discretionary	15.9%
Information Technology	11.9%
Health Care	9.5%
Materials	6.4%
Consumer Staples	4.9%
Energy	4.6%
Utilities	3.6%
Other	2.9%
100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Australia — 6.1%
Ampol Ltd.	9,808	$254,313
ANZ Group Holdings Ltd.	171,032	3,276,719
Aurizon Holdings Ltd.	293,809	765,843
Bendigo & Adelaide Bank Ltd. @	40,324	269,341
BlueScope Steel Ltd.	156,620	2,434,165
Challenger Ltd. @	30,072	139,331
Cleanaway Waste Management Ltd. @	139,337	246,973
Evolution Mining Ltd.	260,215	607,057
Harvey Norman Holdings Ltd. @	136,089	456,714
Incitec Pivot Ltd.	195,063	367,356
Insurance Australia Group Ltd.	23,277	97,078
National Australia Bank Ltd.	258,849	5,843,039
Northern Star Resources Ltd.	111,364	1,050,093
Orica Ltd. @	50,333	598,919
Origin Energy Ltd.	168,307	1,009,031
QBE Insurance Group Ltd.	61,986	732,328
Rio Tinto Ltd. @	18,815	1,492,874
Santos Ltd.	542,800	2,741,296
Seven Group Holdings Ltd. @	3,940	104,677
Sonic Healthcare Ltd.	60,106	1,151,933
South32 Ltd. @	715,837	1,399,426
Suncorp Group Ltd.	169,164	1,805,661
TPG Telecom Ltd. @	41,292	121,355
Westpac Banking Corp.	199,169	3,387,480
Whitehaven Coal Ltd.	137,340	635,433
Woodside Energy Group Ltd.	157,968	3,139,666
Worley Ltd.	30,039	327,880
Yancoal Australia Ltd. @	33,779	115,343
		34,571,324
Austria — 0.2%
Erste Group Bank AG	1,782	79,400
Mondi PLC	39,669	698,702
OMV AG	4,549	215,251
		993,353
Belgium — 0.7%
Ageas SA	21,755	1,007,349
KBC Group NV	25,395	1,901,927
Solvay SA @	9,936	271,202
Syensqo SA *	9,936	940,953
		4,121,431
Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	232,981
Canada — 9.9%
Agnico Eagle Mines Ltd.	48,665	2,902,867
AltaGas Ltd. @	24,518	541,566
ARC Resources Ltd. @	28,212	502,986
Bank of Montreal	3,225	314,869
Bank of Montreal @	55,679	5,438,725
Bank of Nova Scotia (The) @	76,783	3,975,824
Bank of Nova Scotia (The) @	18,431	953,424
Barrick Gold Corp.	6,661	110,791
Barrick Gold Corp.	76,976	1,280,881
Brookfield Corp., Class A @	5,620	235,309
Canadian Imperial Bank of Commerce @	18,668	946,841
Canadian Imperial Bank of Commerce	81,273	4,120,200
Cenovus Energy, Inc. @	53,936	1,078,181
Fairfax Financial Holdings Ltd.	3,439	3,706,976
First Quantum Minerals Ltd.	25,434	273,389
iA Financial Corp., Inc.	16,360	1,016,348
Imperial Oil Ltd. @	2,900	200,477
Kinross Gold Corp.	173,331	1,063,365
Kinross Gold Corp.	40,702	249,503
	SHARES	VALUE†
Lundin Mining Corp.	133,036	$1,361,248
Magna International, Inc. @	52,493	2,859,819
Manulife Financial Corp. @	176,474	4,410,085
MEG Energy Corp. *	17,402	399,544
Nutrien Ltd.	71,837	3,901,468
Suncor Energy, Inc. ¥	67,770	2,501,068
Suncor Energy, Inc.	75,341	2,780,836
Teck Resources Ltd., Class B	103,946	4,758,648
Toronto-Dominion Bank (The)	1,749	105,556
Toronto-Dominion Bank (The) @	28,089	1,696,014
Tourmaline Oil Corp.	28,189	1,317,935
West Fraser Timber Co. Ltd. @	9,956	859,661
Whitecap Resources, Inc. @	20,029	151,561
		56,015,965
China — 0.1%
ESR Group Ltd. @±	165,600	177,091
Prosus NV	18,084	567,251
		744,342
Denmark — 2.6%
AP Moller - Maersk AS, Class A	191	244,073
AP Moller - Maersk AS, Class B	261	339,526
Carlsberg AS, Class B	15,826	2,159,927
Coloplast AS, Class B	4,543	612,668
Danske Bank AS	41,578	1,242,436
Demant AS *	12,776	633,825
DSV AS	16,777	2,722,621
Genmab AS *	4,957	1,494,158
H Lundbeck AS	21,000	100,902
Novonesis (Novozymes), Class B	40,558	2,376,983
Pandora AS	7,588	1,223,172
ROCKWOOL AS, Class B *	1,053	345,575
Tryg AS	15,313	314,949
Vestas Wind Systems AS *	26,882	750,411
		14,561,226
Finland — 0.6%
Fortum OYJ @	25,594	316,020
Nokia OYJ	18,157	64,467
Nokia OYJ, ADR	486,141	1,720,939
Nordea Bank Abp	47,570	537,330
Stora Enso OYJ, Class R @	67,207	934,243
		3,572,999
France — 11.5%
Adevinta ASA *	8,113	85,042
Amundi SA ±	5,568	382,348
Arkema SA	12,548	1,320,439
BNP Paribas SA	57,117	4,058,337
Bollore SE	117,541	784,948
Bouygues SA	48,843	1,993,424
Carrefour SA	128,110	2,194,107
Cie de Saint-Gobain SA	92,022	7,141,061
Cie Generale des Etablissements Michelin SCA	119,912	4,595,118
Credit Agricole SA	62,747	935,269
Eiffage SA	11,127	1,262,259
Engie SA	96,094	1,607,937
Orange SA	322,578	3,789,168
Publicis Groupe SA	20,708	2,257,540
Renault SA	29,529	1,490,765
Rexel SA	28,911	780,701
Sanofi SA	54,372	5,335,643
Societe Generale SA	61,863	1,655,841
TotalEnergies SE @	332,966	22,799,715
Vinci SA	1,446	185,268

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Vivendi SE	40,220	$438,253
		65,093,183
Germany — 6.6%
BASF SE	65,229	3,724,806
Bayer AG	93,338	2,862,835
Bayerische Motoren Werke AG	40,060	4,622,675
Commerzbank AG	122,047	1,676,164
Continental AG	11,926	860,760
Covestro AG *±	16,685	912,271
Daimler Truck Holding AG	61,594	3,120,524
Deutsche Bank AG	46,122	725,582
Deutsche Bank AG	92,725	1,462,273
Deutsche Telekom AG	18,680	453,441
Evonik Industries AG	20,942	414,022
Fresenius Medical Care AG	20,893	803,566
Fresenius SE & Co. KGaA	34,117	920,178
Hapag-Lloyd AG @±	402	60,587
Heidelberg Materials AG	25,898	2,848,489
Henkel AG & Co. KGaA	2,252	162,198
Mercedes-Benz Group AG	122,485	9,753,470
RWE AG	32,833	1,114,372
Siemens Energy AG *	13,742	252,108
Volkswagen AG	4,164	636,114
		37,386,435
Hong Kong — 1.2%
BOC Hong Kong Holdings Ltd.	302,500	809,692
Cathay Pacific Airways Ltd. @*	230,363	261,652
CK Asset Holdings Ltd.	210,069	864,227
CK Hutchison Holdings Ltd.	324,624	1,567,771
CK Infrastructure Holdings Ltd.	24,000	140,439
Hang Lung Properties Ltd.	45,000	46,110
Henderson Land Development Co. Ltd.	112,684	321,053
Hong Kong & China Gas Co. Ltd.	135,000	102,282
MTR Corp. Ltd.	25,669	84,613
Sun Hung Kai Properties Ltd.	111,677	1,076,548
Swire Pacific Ltd., Class A	53,500	440,200
Swire Pacific Ltd., Class B	127,500	166,158
Tsim Sha Tsui Properties Ltd. @	6,907	16,132
WH Group Ltd. ±	1,427,959	941,403
		6,838,280
Ireland — 0.3%
AIB Group PLC	42,862	217,521
Bank of Ireland Group PLC	56,367	574,669
Flutter Entertainment PLC *	3,025	602,863
Smurfit Kappa Group PLC	10,152	462,961
		1,858,014
Israel — 0.5%
Bank Hapoalim BM	56,083	525,924
Bank Leumi Le-Israel BM	144,144	1,198,439
Delek Group Ltd.	904	118,235
Harel Insurance Investments & Financial Services Ltd. *	13,270	127,725
Israel Discount Bank Ltd., Class A	113,725	588,601
Menora Mivtachim Holdings Ltd.	591	15,881
Phoenix Holdings Ltd. (The)	11,727	117,115
		2,691,920
	SHARES	VALUE†
Italy — 1.6%
Banco BPM SpA	43,063	$286,556
Eni SpA	112,330	1,775,150
Intesa Sanpaolo SpA	132,936	482,315
Telecom Italia SpA @*	570,741	138,604
UniCredit SpA	172,773	6,556,484
		9,239,109
Japan — 22.1%
AGC, Inc.	48,500	1,756,355
Air Water, Inc.	14,100	219,864
Aisin Corp.	22,500	915,131
Alfresa Holdings Corp.	10,900	157,905
Amada Co. Ltd.	37,100	422,638
Asahi Group Holdings Ltd.	26,300	963,187
Asahi Kasei Corp.	191,300	1,398,924
Bridgestone Corp.	26,000	1,149,201
Brother Industries Ltd.	35,600	658,240
Canon Marketing Japan, Inc.	7,400	217,434
Canon, Inc. @	5,400	160,559
Chiba Bank Ltd. (The)	63,800	529,981
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	117,823
COMSYS Holdings Corp.	2,900	67,701
Concordia Financial Group Ltd.	111,200	557,689
Cosmo Energy Holdings Co. Ltd.	11,900	595,236
Dai-ichi Life Holdings, Inc.	77,400	1,968,490
Daicel Corp.	52,000	511,653
Daiwa House Industry Co. Ltd.	42,100	1,247,871
Daiwa Securities Group, Inc.	41,200	311,898
Dentsu Group, Inc.	15,200	420,716
Dowa Holdings Co. Ltd.	9,600	329,893
ENEOS Holdings, Inc.	470,600	2,259,116
FUJIFILM Holdings Corp.	44,700	1,000,420
Fujikura Ltd.	10,500	154,677
Fukuoka Financial Group, Inc. @	13,600	361,876
Hachijuni Bank Ltd. (The)	8,600	57,862
Hakuhodo DY Holdings, Inc.	10,500	94,332
Hankyu Hanshin Holdings, Inc.	26,100	746,896
Haseko Corp.	30,800	379,761
Hitachi Construction Machinery Co. Ltd.	8,000	240,349
Honda Motor Co. Ltd.	466,200	5,738,959
Idemitsu Kosan Co. Ltd.	147,000	1,003,111
Iida Group Holdings Co. Ltd. @	26,100	336,465
INFRONEER Holdings, Inc. @	12,800	122,436
Inpex Corp.	144,500	2,194,991
Isetan Mitsukoshi Holdings Ltd. @	25,900	419,177
Isuzu Motors Ltd.	85,200	1,147,594
Iwatani Corp.	4,900	263,580
J Front Retailing Co. Ltd.	35,100	388,841
Japan Post Holdings Co. Ltd.	71,600	720,115
Japan Post Insurance Co. Ltd.	4,500	85,895
JFE Holdings, Inc.	50,400	831,843
JTEKT Corp.	43,200	406,231
Kajima Corp.	54,000	1,104,043
Kamigumi Co. Ltd.	15,700	344,844
Kawasaki Heavy Industries Ltd. @	30,100	985,239
Kobe Steel Ltd. @	43,300	584,656
Koito Manufacturing Co. Ltd.	22,800	306,500
Komatsu Ltd.	37,400	1,102,630
Kubota Corp.	31,200	487,745
Kuraray Co. Ltd.	76,400	815,327

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kyoto Financial Group, Inc.	26,000	$467,426
Lixil Corp.	42,700	524,935
LY Corp.	188,400	476,040
Mabuchi Motor Co. Ltd.	10,200	185,329
Marubeni Corp.	44,000	758,766
Mazda Motor Corp.	65,100	757,522
Mebuki Financial Group, Inc.	83,070	272,126
Medipal Holdings Corp.	17,700	270,212
Mitsubishi Chemical Group Corp.	185,800	1,128,326
Mitsubishi Corp.	270,600	6,226,052
Mitsubishi Electric Corp.	57,800	962,761
Mitsubishi Estate Co. Ltd.	82,000	1,486,920
Mitsubishi Gas Chemical Co., Inc.	21,400	357,798
Mitsubishi Logistics Corp.	2,500	80,757
Mitsubishi Motors Corp. @	88,400	289,353
Mitsubishi UFJ Financial Group, Inc.	206,400	2,092,905
Mitsubishi UFJ Financial Group, Inc., ADR @	391,058	4,000,523
Mitsui Chemicals, Inc. @	47,200	1,380,018
Mitsui Fudosan Co. Ltd.	162,300	1,740,613
Mizuho Financial Group, Inc.	116,740	2,304,262
MS&AD Insurance Group Holdings, Inc.	74,184	1,305,742
NEC Corp.	24,500	1,782,716
NGK Insulators Ltd.	41,200	552,763
NH Foods Ltd.	11,033	368,860
Nikon Corp. @	17,200	173,272
NIPPON EXPRESS HOLDINGS, Inc.	15,900	809,705
Nippon Steel Corp. @	60,327	1,446,206
Nissan Motor Co. Ltd. @	222,800	878,955
Niterra Co. Ltd. @	18,000	595,363
Nomura Holdings, Inc.	175,700	1,119,104
Nomura Real Estate Holdings, Inc.	23,700	667,414
NSK Ltd.	59,600	338,828
Obayashi Corp.	72,500	858,956
Oji Holdings Corp. @	226,000	936,964
Otsuka Holdings Co. Ltd.	10,100	418,398
Panasonic Holdings Corp.	194,100	1,844,450
Resona Holdings, Inc.	206,800	1,273,204
Resonac Holdings Corp.	14,000	324,244
Ricoh Co. Ltd.	81,000	717,806
Rohm Co. Ltd.	24,600	392,531
Sankyu, Inc.	1,500	51,466
SBI Holdings, Inc.	20,500	535,589
Seiko Epson Corp. @	40,700	708,446
Seino Holdings Co. Ltd. @	20,400	279,695
Sekisui Chemical Co. Ltd.	16,000	233,373
Sekisui House Ltd.	42,700	968,634
Shimizu Corp. @	49,600	319,297
Shizuoka Financial Group, Inc.	46,000	436,359
Sohgo Security Services Co. Ltd.	12,000	65,002
Sojitz Corp.	35,820	940,813
Sompo Holdings, Inc.	28,800	601,189
Subaru Corp.	90,700	2,052,703
SUMCO Corp.	46,300	728,388
Sumitomo Chemical Co. Ltd. @	157,200	340,922
Sumitomo Corp.	84,300	2,021,462
Sumitomo Electric Industries Ltd.	164,200	2,532,745
Sumitomo Forestry Co. Ltd.	33,800	1,059,683
Sumitomo Heavy Industries Ltd.	26,000	814,969
Sumitomo Metal Mining Co. Ltd.	35,500	1,051,305
Sumitomo Mitsui Financial Group, Inc.	71,100	4,148,204
Sumitomo Mitsui Trust Holdings, Inc.	49,800	1,071,795
Sumitomo Realty & Development Co. Ltd.	42,000	1,558,145
	SHARES	VALUE†
Sumitomo Rubber Industries Ltd.	42,800	$525,316
Suzuken Co. Ltd.	1,100	33,477
Suzuki Motor Corp.	82,800	941,332
Taiheiyo Cement Corp.	7,500	172,216
Taisei Corp.	7,200	261,736
Takashimaya Co. Ltd.	13,100	208,555
Takeda Pharmaceutical Co. Ltd.	126,173	3,503,139
Teijin Ltd.	13,099	118,590
THK Co. Ltd.	10,700	250,218
Tokyo Tatemono Co. Ltd.	37,600	632,255
Tokyu Fudosan Holdings Corp.	132,300	1,064,046
Toray Industries, Inc.	166,100	796,156
Tosoh Corp.	58,300	789,696
Toyo Seikan Group Holdings Ltd.	16,700	262,503
Toyo Tire Corp.	7,400	139,172
Toyoda Gosei Co. Ltd.	15,300	335,553
Toyota Boshoku Corp.	9,700	164,614
Toyota Motor Corp.	322,150	8,099,504
Toyota Tsusho Corp.	16,000	1,091,822
Yamada Holdings Co. Ltd.	48,000	138,946
Yamaha Motor Co. Ltd.	111,600	1,024,364
Yokohama Rubber Co. Ltd. (The)	27,600	741,324
Zeon Corp.	12,700	110,280
		125,857,023
Netherlands — 5.0%
ABN AMRO Group NV, GDR ±	42,957	734,555
Aegon Ltd.	149,418	910,778
Akzo Nobel NV	17,322	1,292,825
ArcelorMittal SA @	53,395	1,472,634
ArcelorMittal SA =	1,708	46,905
ASR Nederland NV	2,953	144,606
Coca-Cola Europacific Partners PLC	11,332	800,772
Heineken NV	16,759	1,615,307
ING Groep NV	253,754	4,173,783
JDE Peet's NV @	9,259	194,387
Koninklijke Ahold Delhaize NV	179,778	5,376,390
Koninklijke KPN NV	263,030	983,546
Koninklijke Philips NV ¢	34,541	693,344
Koninklijke Philips NV @*	17,339	346,780
NN Group NV	31,090	1,436,245
Randstad NV @	16,773	885,234
Stellantis NV	191,757	5,450,175
Stellantis NV @	56,317	1,593,771
		28,152,037
New Zealand — 0.2%
Auckland International Airport Ltd. @	100,959	503,655
Fletcher Building Ltd. @	101,890	250,802
Genesis Energy Ltd.	26,157	38,444
Infratil Ltd.	22,728	147,873
Mercury NZ Ltd.	18,796	77,822
Port of Tauranga Ltd.	3,033	9,785
Ryman Healthcare Ltd. @*	22,869	62,167
Summerset Group Holdings Ltd.	14,844	101,101
		1,191,649
Norway — 0.5%
Aker BP ASA	20,563	511,021
DNB Bank ASA	34,741	688,324
Norsk Hydro ASA	88,167	482,395
SpareBank 1 SR-Bank ASA	18,440	230,999
Stolt-Nielsen Ltd.	3,929	144,761
Subsea 7 SA	28,831	458,231
Wallenius Wilhelmsen ASA	13,553	110,294

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Yara International ASA	13,680	$432,080
		3,058,105
Portugal — 0.1%
EDP Renovaveis SA @	8,006	108,354
Galp Energia SGPS SA	16,108	266,146
		374,500
Singapore — 0.9%
BW LPG Ltd. ±	5,825	64,922
CapitaLand Investment Ltd.	167,400	332,258
City Developments Ltd. @	34,200	148,173
Great Eastern Holdings Ltd.	3,000	40,481
Hongkong Land Holdings Ltd.	101,200	310,684
Keppel Ltd.	241,100	1,310,627
Oversea-Chinese Banking Corp. Ltd.	82,149	820,730
Seatrium Ltd. @*	5,948,805	348,051
United Overseas Bank Ltd.	48,900	1,061,477
UOL Group Ltd.	47,218	201,076
Wilmar International Ltd.	273,400	694,510
		5,332,989
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	91,765	1,092,967
Banco Bilbao Vizcaya Argentaria SA, ADR @	180,366	2,135,534
Banco de Sabadell SA	74,625	117,141
Banco Santander SA	1,654,430	8,070,342
Banco Santander SA, ADR	210,864	1,020,582
CaixaBank SA @	301,099	1,459,509
Repsol SA	211,452	3,522,250
Telefonica SA, ADR @	6,496	28,647
		17,446,972
Sweden — 2.2%
Billerud Aktiebolag	22,377	200,732
Boliden AB	34,071	946,151
Dometic Group AB ±	15,032	121,531
Essity AB, Class B @	3,803	90,314
Getinge AB, Class B	7,190	144,687
Holmen AB, Class B *	8,941	363,688
Husqvarna AB, Class B @	42,676	365,361
Loomis AB	8,247	230,213
Millicom International Cellular SA, SDR *	20,565	419,216
Securitas AB, Class B	59,785	616,337
Skandinaviska Enskilda Banken AB, Class A @	140,768	1,906,233
Skanska AB, Class B	23,704	421,862
SKF AB, Class B @	64,782	1,322,390
SKF AB, Class A	839	17,127
SSAB AB, Class A	29,362	216,704
SSAB AB, Class B	84,454	622,517
Svenska Cellulosa AB SCA, Class A	244	3,743
Svenska Cellulosa AB SCA, Class B @	25,812	396,199
Svenska Handelsbanken AB, Class A @	54,423	550,382
Svenska Handelsbanken AB, Class B	1,918	24,262
Swedbank AB, Class A @	38,879	771,115
Swedish Orphan Biovitrum AB *	7,957	198,628
Tele2 AB, Class B	45,909	376,999
Telefonaktiebolaget LM Ericsson, Class B @	195,119	1,050,697
	SHARES	VALUE†
Telia Co. AB	221,905	$568,652
Trelleborg AB, Class B	10,544	377,177
Volvo Car AB, Class B @	7,971	216,030
Volvo Car AB, Class B @*	39,107	148,259
		12,687,206
Switzerland — 9.8%
Alcon, Inc. µ	30,384	2,518,046
Alcon, Inc.	1,965	163,665
Baloise Holding AG	4,379	686,093
Banque Cantonale Vaudoise @	1,642	190,810
Barry Callebaut AG @	108	156,758
Cie Financiere Richemont SA, Class A	33,824	5,156,955
DSM-Firmenich AG	11,057	1,257,300
Holcim AG	47,111	4,265,770
Julius Baer Group Ltd.	29,463	1,701,428
Lonza Group AG	4,850	2,905,106
Novartis AG	118,807	11,509,860
Sandoz Group AG *	24,470	738,292
Sandoz Group AG, ADR @*	572	17,217
Schindler Holding AG	196	47,813
SIG Group AG @	22,119	490,525
Swatch Group AG (The) µ	6,226	282,357
Swatch Group AG (The) @µ	1,459	338,764
Swiss Life Holding AG	4,035	2,828,549
Swiss Prime Site AG	1,574	148,438
Swiss Re AG	23,316	2,997,716
Swisscom AG *	4,128	2,523,900
UBS Group AG	208,557	6,415,004
Zurich Insurance Group AG	15,364	8,284,652
		55,625,018
United Kingdom — 11.8%
Anglo American PLC	68,697	1,692,326
Barclays PLC, ADR @	305,131	2,883,488
Barratt Developments PLC	47,310	283,992
BP PLC	299,981	1,876,824
BP PLC, ADR	106,310	4,005,761
British American Tobacco PLC	112,193	3,407,001
BT Group PLC	1,231,112	1,703,794
DCC PLC	2,839	206,395
DS Smith PLC	173,685	869,632
Endeavour Mining PLC	6,153	125,009
Glencore PLC	465,148	2,555,587
HSBC Holdings PLC	18,452	144,160
HSBC Holdings PLC, ADR @	188,706	7,427,468
Investec PLC	25,929	173,973
J Sainsbury PLC	242,304	826,948
Kingfisher PLC	299,798	943,705
Lloyds Banking Group PLC	5,403,458	3,530,018
Lloyds Banking Group PLC, ADR @	217,015	562,069
Marks & Spencer Group PLC	24,148	80,798
Natwest Group PLC	172,450	577,881
Natwest Group PLC, ADR @	116,916	795,029
Shell PLC, ADR	389,196	26,091,700
Standard Chartered PLC	184,890	1,566,771
Taylor Wimpey PLC	49,518	85,655
Tesco PLC	378,871	1,418,317
Vodafone Group PLC	3,477,659	3,092,719
		66,927,020

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United States — 0.3%
CRH PLC	17,172	$1,481,257
Newmont Corp., CDI	13,690	479,151
		1,960,408
TOTAL COMMON STOCKS (Identified Cost $420,875,198)		556,533,489
PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 8.589%	7,858	842,674
Henkel AG & Co. KGaA, 2.487%	5,117	411,275
Porsche Automobil Holding SE, 5.221%	11,784	624,471
Volkswagen AG, 7.162%	22,302	2,955,593
		4,834,013
TOTAL PREFERRED STOCKS (Identified Cost $6,535,725)		4,834,013
SHORT-TERM INVESTMENTS — 9.9%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 5.01%	431,968	431,968
Collateral For Securities On Loan — 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%	55,692,597	55,692,597
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $56,124,565)		56,124,565
Total Investments — 108.6% (Identified Cost $483,535,488)		617,492,067
Liabilities in excess of Cash and Other Assets — (8.6%)		(49,149,398)
Net Assets — 100.0%		$568,342,669
†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $84,177,266.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2024 amounted to $3,394,708 or 0.60% of the net assets of the Fund.
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

CDI — CHESS Depositary Interest

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2024
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	20.0%
Oil, Gas & Consumable Fuels	14.7%
Automobiles	8.6%
Insurance	6.2%
Metals & Mining	5.6%
Chemicals	4.6%
Pharmaceuticals	4.3%
Automobile Components	2.9%
Capital Markets	2.3%
Real Estate Management & Development	2.2%

Country weightings as of March 31, 2024
(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.4%
United Kingdom	11.9%
France	11.6%
Canada	10.0%
Switzerland	9.9%
Germany	7.5%
Australia	6.2%
Netherlands	5.0%
Spain	3.1%
Other	12.4%
100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	12,857,024	$255,983,353

TOTAL MUTUAL FUNDS (Identified Cost $131,817,748)		255,983,353
Total Investments — 100.1% (Identified Cost $131,817,748)		255,983,353
Liabilities in excess of Cash and Other Assets — (0.1%)		(296,101)
Net Assets — 100.0%		$255,687,252
†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Belgium — 0.0%
Titan Cement International SA	2,956	$84,670
Brazil — 3.4%
Anima Holding SA *	24,000	23,448
Atacadao SA	28,162	76,534
Banco Bradesco SA	70,133	178,150
Banco Bradesco SA, ADR	136,380	390,047
Banco do Brasil SA	51,498	581,373
Banco Santander Brasil SA	12,730	72,389
BRF SA *	22,992	74,815
C&A Modas SA *	15,100	32,034
Camil Alimentos SA	8,900	15,935
Cia Siderurgica Nacional SA	34,656	108,486
Cia Siderurgica Nacional SA, ADR	17,252	53,999
Cielo SA	78,047	84,032
Cogna Educacao SA *	137,975	64,924
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,874	138,609
Desktop SA ±	8,200	24,884
Dexco SA	34,954	53,524
Diagnosticos da America SA *	5,700	6,967
Embraer SA, ADR *	7,658	204,009
Empreendimentos Pague Menos SA	24,500	13,238
Ez Tec Empreendimentos e Participacoes SA	8,100	26,325
Gerdau SA, ADR	86,587	382,715
Grupo Casas Bahia SA *	5,728	7,743
Grupo De Moda Soma SA	32,600	49,465
Grupo SBF SA	13,400	34,599
Hapvida Participacoes e Investimentos SA *±	242,052	178,568
Iochpe Maxion SA	12,197	35,190
IRB Brasil Resseguros SA *	8,022	59,740
Jalles Machado SA	15,681	24,700
JBS SA	63,545	272,405
JHSF Participacoes SA	40,831	39,729
LWSA SA ±	35,208	40,997
Movida Participacoes SA	18,600	31,523
Natura & Co. Holding SA	62,208	221,773
Petroleo Brasileiro SA	344,373	2,628,424
Petroleo Brasileiro SA, ADR	1,600	24,336
Petroreconcavo SA	5,235	24,581
Sao Martinho SA	6,149	38,044
TIM SA	2,800	9,937
Tupy SA	3,847	21,347
Usinas Siderurgicas de Minas Gerais SA Usiminas	11,900	22,232
Vale SA	20,412	247,570
Vale SA, ADR	11,660	142,135
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,400	30,968
Zamp SA *	22,200	15,005
		6,807,448
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	13,200	12,092
Canada — 0.0%
China Gold International Resources Corp. Ltd.	13,700	86,294
Cayman Islands — 0.0%
Baozun, Inc., Class A @*	4,600	3,514
Edvantage Group Holdings Ltd.	32,244	9,805
Fulgent Sun International Holding Co. Ltd.	8,000	30,622
	SHARES	VALUE†
Gourmet Master Co. Ltd.	5,000	$14,420
		58,361
Chile — 0.5%
CAP SA	4,662	32,018
Cencosud SA	18,885	32,767
Cia Sud Americana de Vapores SA	664,643	49,996
Empresa Nacional de Telecomunicaciones SA	13,467	45,069
Empresas CMPC SA	85,818	174,392
Empresas Copec SA	28,747	206,528
Enel Americas SA	983,394	95,452
Falabella SA *	38,983	102,374
Grupo Security SA	48,193	13,310
Inversiones Aguas Metropolitanas SA	51,819	38,846
PAZ Corp. SA	9,073	5,241
Ripley Corp. SA	81,141	17,805
Salfacorp SA	43,853	23,785
Sigdo Koppers SA	27,803	36,181
SMU SA	215,040	37,312
Sociedad Matriz SAAM SA	298,644	34,748
SONDA SA	83,103	37,151
Vina Concha y Toro SA	15,387	18,687
		1,001,662
China — 25.1%
360 Security Technology, Inc., Class A *	20,500	25,102
361 Degrees International Ltd.	71,000	41,728
3SBio, Inc. ±	106,000	80,987
A-Living Smart City Services Co. Ltd. @±	52,500	20,592
AAC Technologies Holdings, Inc.	60,500	202,906
Addsino Co. Ltd., Class A	16,300	16,892
Advanced Technology & Materials Co. Ltd., Class A	13,900	16,905
Agricultural Bank of China Ltd., Class H	1,776,000	748,802
Alibaba Group Holding Ltd.	388,500	3,486,965
Aluminum Corp. of China Ltd., Class H	306,000	194,307
Angang Steel Co. Ltd., Class H	142,999	23,751
Anhui Conch Cement Co. Ltd., Class H	97,500	202,801
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	8,705
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	4,470
Anhui Jinhe Industrial Co. Ltd., Class A	5,000	12,646
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	15,390
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	20,868
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	11,762
Avary Holding Shenzhen Co. Ltd., Class A	12,300	40,198
AviChina Industry & Technology Co. Ltd., Class H	254,000	99,953
BAIC Motor Corp. Ltd., Class H ±	145,000	39,645
Baidu, Inc., ADR *	11,412	1,201,455
Baidu, Inc., Class A *	6,850	89,882
Bank of Beijing Co. Ltd., Class A	98,400	76,923
Bank of Changsha Co. Ltd., Class A	25,500	27,203
Bank of Chengdu Co. Ltd., Class A	26,000	48,673
Bank of China Ltd., Class H	5,702,902	2,353,470
Bank of Chongqing Co. Ltd., Class H @	46,500	25,606
Bank of Communications Co. Ltd., Class H	529,400	347,662
Bank of Guiyang Co. Ltd., Class A	22,500	16,686
Bank of Hangzhou Co. Ltd., Class A	32,101	49,123
Bank of Jiangsu Co. Ltd., Class A	80,100	86,889
Bank of Nanjing Co. Ltd., Class A	61,300	76,588
Bank of Ningbo Co. Ltd., Class A	38,780	111,713

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Bank of Shanghai Co. Ltd., Class A	68,500	$63,596
Bank of Suzhou Co. Ltd., Class A	22,220	21,920
Baoshan Iron & Steel Co. Ltd., Class A	100,300	89,788
BBMG Corp., Class H @	184,000	14,575
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	18,197
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	14,211
Beijing Enterprises Holdings Ltd.	46,000	133,412
Beijing Enterprises Water Group Ltd.	448,000	99,595
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	9,091
Beijing Haixin Energy Technology Co. Ltd., Class A *	35,800	11,838
Beijing Jetsen Technology Co. Ltd., Class A *	28,600	22,754
Beijing Jingyuntong Technology Co. Ltd., Class A *	22,000	11,324
Beijing New Building Materials PLC, Class A	10,000	39,585
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	9,508
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,730
Beijing Shougang Co. Ltd., Class A *	27,500	11,986
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	10,775
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	12,194
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	74,566
BGI Genomics Co. Ltd., Class A	1,800	10,253
BOC International China Co. Ltd., Class A	14,300	19,805
BOE Technology Group Co. Ltd., Class A	220,300	122,839
Bohai Leasing Co. Ltd., Class A *	64,900	20,294
Bright Dairy & Food Co. Ltd., Class A	7,700	9,642
Brilliance China Automotive Holdings Ltd.	178,000	122,807
BTG Hotels Group Co. Ltd., Class A *	5,700	11,751
BYD Electronic International Co. Ltd.	14,000	51,604
C C Land Holdings Ltd. @	106,500	16,737
C&D International Investment Group Ltd.	40,795	71,198
Caitong Securities Co. Ltd., Class A	15,470	15,797
Canmax Technologies Co. Ltd., Class A	4,800	13,083
CECEP Solar Energy Co. Ltd., Class A	30,100	21,698
CECEP Wind-Power Corp., Class A	49,010	19,733
CGN New Energy Holdings Co. Ltd.	130,000	34,381
Changjiang Securities Co. Ltd., Class A	39,900	28,100
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	11,587
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	9,162
Chengxin Lithium Group Co. Ltd., Class A	5,600	14,892
China Baoan Group Co. Ltd., Class A	9,000	13,088
China BlueChemical Ltd., Class H	58,000	16,747
China Bohai Bank Co. Ltd., Class H *±	141,000	18,375
China CAMC Engineering Co. Ltd., Class A	20,600	20,892
China Cinda Asset Management Co. Ltd., Class H	281,000	23,336
China Citic Bank Corp. Ltd., Class H	613,000	326,593
China Coal Energy Co. Ltd., Class H	181,000	176,215
China Communication Services Corp. Ltd., Class H	231,600	108,004
	SHARES	VALUE†
China Conch Environment Protection Holdings Ltd. @*	97,500	$10,464
China Conch Venture Holdings Ltd.	98,500	68,461
China Construction Bank Corp., Class H	7,488,810	4,516,115
China CSSC Holdings Ltd., Class A	6,500	31,118
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	32,708
China Education Group Holdings Ltd.	31,107	16,653
China Energy Engineering Corp. Ltd., Class A	88,674	25,765
China Energy Engineering Corp. Ltd., Class H @	152,000	13,788
China Everbright Bank Co. Ltd., Class H	241,000	69,280
China Feihe Ltd. ±	243,000	114,252
China Foods Ltd.	86,000	31,974
China Galaxy Securities Co. Ltd., Class H	106,500	52,251
China Gas Holdings Ltd.	228,400	206,021
China Great Wall Securities Co. Ltd., Class A	8,500	8,644
China Greatwall Technology Group Co. Ltd., Class A	15,387	21,013
China Hongqiao Group Ltd. @	189,000	212,498
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H	74,460	63,549
China Jushi Co. Ltd., Class A	22,631	32,784
China Lesso Group Holdings Ltd.	100,000	47,401
China Lilang Ltd.	31,000	19,605
China Medical System Holdings Ltd.	97,000	101,872
China Meheco Co. Ltd., Class A	13,860	20,788
China Meidong Auto Holdings Ltd. @	22,000	8,489
China Merchants Bank Co. Ltd., Class H	277,500	1,097,321
China Merchants Energy Shipping Co. Ltd., Class A	27,400	29,229
China Merchants Port Holdings Co. Ltd.	99,712	119,625
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	7,056
China Merchants Securities Co. Ltd., Class H ±	19,660	15,021
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	29,405
China Minsheng Banking Corp. Ltd., Class H	395,880	137,070
China National Accord Medicines Corp. Ltd., Class A	6,760	28,256
China National Building Material Co. Ltd., Class H @	396,850	136,392
China National Chemical Engineering Co. Ltd., Class A	38,700	35,662
China National Nuclear Power Co. Ltd., Class A	101,100	125,196
China New Higher Education Group Ltd. ±	74,000	21,556
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A *	15,100	9,631
China Nonferrous Mining Corp. Ltd.	70,000	58,491
China Oil & Gas Group Ltd. *	200,000	5,162
China Oilfield Services Ltd., Class H	122,000	140,285
China Overseas Grand Oceans Group Ltd.	141,402	31,435
China Overseas Land & Investment Ltd.	279,000	401,377

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Pacific Insurance Group Co. Ltd., Class H	162,600	$284,611
China Petroleum & Chemical Corp., Class H	1,946,400	1,104,143
China Railway Group Ltd., Class H	291,000	143,885
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	56,730
China Renaissance Holdings Ltd. @*±§	11,300	1,968
China Resources Building Materials Technology Holdings Ltd.	238,000	36,185
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	17,651
China Resources Gas Group Ltd.	24,000	76,505
China Resources Land Ltd.	302,000	954,976
China Resources Medical Holdings Co. Ltd.	71,500	35,810
China Resources Pharmaceutical Group Ltd. ±	134,500	85,922
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	5,100	37,209
China Risun Group Ltd. @	58,000	22,527
China Shanshui Cement Group Ltd. *	53,000	5,011
China Shenhua Energy Co. Ltd., Class H	175,000	687,533
China Shineway Pharmaceutical Group Ltd.	36,000	44,753
China South Publishing & Media Group Co. Ltd., Class A	11,600	20,271
China State Construction Engineering Corp. Ltd., Class A	191,200	138,094
China State Construction International Holdings Ltd.	50,000	54,555
China Sunshine Paper Holdings Co. Ltd. *	26,000	5,913
China Taiping Insurance Holdings Co. Ltd.	137,800	120,601
China Tianrui Group Cement Co. Ltd. @*	11,000	7,280
China Tower Corp. Ltd., Class H ±	3,648,000	419,476
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	142,176
China TransInfo Technology Co. Ltd., Class A *	6,900	10,158
China Travel International Investment Hong Kong Ltd. @	180,000	30,127
China Vanke Co. Ltd., Class H @	133,972	92,773
China Yongda Automobiles Services Holdings Ltd. @	84,000	23,396
China Zheshang Bank Co. Ltd., Class H @	124,800	36,514
Chinasoft International Ltd.	42,000	25,328
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	19,590
Chlitina Holding Ltd.	3,000	18,279
Chongqing Changan Automobile Co. Ltd., Class A	40,430	96,048
Chongqing Department Store Co. Ltd., Class A	2,400	8,926
Chongqing Rural Commercial Bank Co. Ltd., Class H	226,000	93,554
Chow Tai Seng Jewellery Co. Ltd., Class A	9,125	23,281
CIMC Enric Holdings Ltd.	74,000	75,258
CITIC Ltd.	356,000	342,041
CITIC Securities Co. Ltd., Class H	16,450	27,112
Citychamp Watch & Jewellery Group Ltd. *	62,000	8,001
CMOC Group Ltd., Class H	51,000	43,331
CNGR Advanced Material Co. Ltd., Class A	1,800	12,936
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	12,144
	SHARES	VALUE†
CNOOC Energy Technology & Services Ltd., Class A	62,100	$29,300
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	14,033
COFCO Biotechnology Co. Ltd., Class A	15,100	11,783
COFCO Joycome Foods Ltd. @*	66,000	13,998
Concord New Energy Group Ltd.	420,000	33,270
Consun Pharmaceutical Group Ltd.	23,000	16,456
COSCO Shipping Development Co. Ltd., Class H	324,200	32,309
COSCO Shipping Energy Transportation Co. Ltd., Class H @	74,000	76,677
COSCO Shipping Holdings Co. Ltd., Class H	244,199	256,776
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	14,596
COSCO SHIPPING Ports Ltd. @	156,998	86,253
CPMC Holdings Ltd.	53,000	46,385
CRRC Corp. Ltd., Class H	177,000	95,432
CSG Holding Co. Ltd., Class A	19,500	14,623
CSSC Hong Kong Shipping Co. Ltd.	70,000	11,537
CTS International Logistics Corp. Ltd., Class A	11,000	10,015
Daan Gene Co. Ltd., Class A	9,400	10,743
Daqin Railway Co. Ltd., Class A	85,800	86,899
DBG Technology Co. Ltd., Class A	7,000	28,252
DHC Software Co. Ltd., Class A	28,100	21,773
Dian Diagnostics Group Co. Ltd., Class A	4,800	11,802
Digital China Holdings Ltd.	62,000	23,606
Digital China Information Service Group Co. Ltd., Class A	10,000	15,981
Dong-E-E-Jiao Co. Ltd., Class A	300	2,525
Dongfang Electric Corp. Ltd., Class H @	21,000	21,947
Dongxing Securities Co. Ltd., Class A	12,000	13,100
Dongyue Group Ltd. @	104,000	97,530
E-Commodities Holdings Ltd.	94,000	22,338
EEKA Fashion Holdings Ltd.	8,000	13,655
Essex Bio-technology Ltd.	37,000	11,156
Fangda Carbon New Material Co. Ltd., Class A *	15,700	10,427
Fangda Special Steel Technology Co. Ltd., Class A *	19,000	11,015
Far East Horizon Ltd. @	187,000	138,573
FAW Jiefang Group Co. Ltd. *	24,100	30,077
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	14,317
FIH Mobile Ltd. *	45,000	2,932
FinVolution Group, ADR	11,439	57,653
Fosun International Ltd.	195,500	101,910
Founder Securities Co. Ltd., Class A	23,800	25,751
Fufeng Group Ltd. @	153,000	99,108
Fujian Funeng Co. Ltd., Class A	18,330	25,970
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	6,147
GCL Energy Technology Co. Ltd.	4,200	6,119
GCL Technology Holdings Ltd.	395,000	64,598
GDS Holdings Ltd., Class A @*	72,300	58,842
Geely Automobile Holdings Ltd.	455,000	537,148
GEM Co. Ltd., Class A	33,500	27,440
Gemdale Corp., Class A	19,200	10,228
Genertec Universal Medical Group Co. Ltd. ±	75,500	41,189
GF Securities Co. Ltd., Class H	64,200	66,358
Giant Network Group Co. Ltd., Class A	9,400	15,919
GoerTek, Inc., Class A	18,300	39,981
Goldwind Science & Technology Co. Ltd.	47,800	17,711

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Gotion High-tech Co. Ltd., Class A *	5,100	$14,332
Grand Pharmaceutical Group Ltd.	88,500	46,472
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	11,083
Greatview Aseptic Packaging Co. Ltd. *	88,000	24,398
Gree Electric Appliances, Inc., Class A	7,200	39,051
Greentown China Holdings Ltd.	78,500	62,584
Greentown Service Group Co. Ltd. @	102,000	38,966
GRG Banking Equipment Co. Ltd., Class A	12,500	20,737
Guangdong HEC Technology Holding Co. Ltd., Class A *	11,800	14,155
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	17,256
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,483
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	9,548
Guanghui Energy Co. Ltd., Class A	48,700	48,650
Guangshen Railway Co. Ltd., Class H *	82,000	18,544
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	17,152
Guangzhou Automobile Group Co. Ltd., Class H	188,000	77,103
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	39,331
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	32,397
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	13,905
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,669
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	17,035
Guosen Securities Co. Ltd., Class A	22,400	25,693
Guosheng Financial Holding, Inc., Class A *	14,131	18,144
Haier Smart Home Co. Ltd., Class A	20,500	71,137
Hainan Meilan International Airport Co. Ltd., Class H @*	23,000	20,658
Haitian International Holdings Ltd.	44,000	127,892
Haitong Securities Co. Ltd., Class H	169,600	81,042
Han's Laser Technology Industry Group Co. Ltd., Class A	8,900	22,880
Hang Zhou Great Star Industrial Co. Ltd., Class A	4,400	14,891
Hangcha Group Co. Ltd., Class A	8,000	29,443
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	21,260
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	9,610
Harbin Electric Co. Ltd., Class H @	74,000	24,771
Health & Happiness H&H International Holdings Ltd.	18,500	24,818
Hello Group, Inc., ADR	12,302	76,395
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	12,808
Hengan International Group Co. Ltd.	31,500	99,206
Hengli Petrochemical Co. Ltd., Class A *	35,500	67,292
Hengtong Optic-electric Co. Ltd., Class A	9,680	16,394
Hengyi Petrochemical Co. Ltd., Class A *	25,000	22,207
Hesteel Co. Ltd., Class A	65,500	19,304
	SHARES	VALUE†
Hopson Development Holdings Ltd. @*	101,900	$46,218
Horizon Construction Development Ltd. @*	6,925	1,743
Hoyuan Green Energy Co. Ltd., Class A	3,300	11,045
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd. @*±	41,000	79,937
Huafon Chemical Co. Ltd., Class A	27,754	25,229
Huaibei Mining Holdings Co. Ltd., Class A	10,400	23,570
Huapont Life Sciences Co. Ltd., Class A	27,600	16,383
Huatai Securities Co. Ltd., Class H ±	58,600	66,934
Huaxi Securities Co. Ltd., Class A	12,600	12,744
Huaxia Bank Co. Ltd., Class A	43,300	38,762
Huaxin Cement Co. Ltd., Class A	7,000	12,727
Huaxin Cement Co. Ltd., Class H	17,700	15,468
Huayu Automotive Systems Co. Ltd., Class A	17,500	39,855
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	5,966
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	22,343
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	23,580
Humanwell Healthcare Group Co. Ltd., Class A	9,700	25,970
Hunan Valin Steel Co. Ltd., Class A	47,300	33,639
Hytera Communications Corp. Ltd., Class A *	23,400	15,088
Industrial & Commercial Bank of China Ltd., Class H	4,579,000	2,305,033
Industrial Bank Co. Ltd., Class A	122,900	276,325
Industrial Securities Co. Ltd., Class A	52,910	39,751
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,561
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	37,390
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	26,715
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	17,573
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	27,928
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	26,886
Intco Medical Technology Co. Ltd., Class A	5,700	17,650
JA Solar Technology Co. Ltd., Class A	14,800	35,610
JCET Group Co. Ltd., Class A	12,895	51,794
JD Logistics, Inc. *±	80,200	81,666
JD.com, Inc., Class A	78,150	1,077,360
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	19,648
Jiangsu Eastern Shenghong Co. Ltd., Class A	24,600	33,765
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	9,871
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	17,668
Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	4,320	12,044
Jiangsu Provincial Agricultural Reclamation & Development Corp.	11,200	15,109
Jiangsu Shagang Co. Ltd., Class A	38,000	22,924

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	$9,728
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	26,406
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	15,292
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	22,372
Jiangxi Copper Co. Ltd., Class H	70,000	119,307
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	14,504
JinkoSolar Holding Co. Ltd., ADR @	3,545	89,299
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	30,322
Jinneng Science&Technology Co. Ltd., Class A	10,600	9,870
Jinxin Fertility Group Ltd. @*±	24,000	7,451
Jizhong Energy Resources Co. Ltd., Class A	21,200	21,941
JNBY Design Ltd.	9,000	16,903
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	28,021
Jointown Pharmaceutical Group Co. Ltd., Class A	22,320	24,613
Ju Teng International Holdings Ltd.	56,000	7,584
Kingboard Holdings Ltd.	71,500	145,797
Kingboard Laminates Holdings Ltd. @	58,500	43,276
Kingfa Sci & Tech Co. Ltd., Class A	13,400	12,737
Kingsoft Corp. Ltd.	9,400	28,944
Kunlun Energy Co. Ltd.	354,000	295,343
KWG Living Group Holdings Ltd. *	65,000	3,031
Lao Feng Xiang Co. Ltd., Class A	2,700	29,057
LB Group Co. Ltd., Class A	11,200	28,591
Legend Holdings Corp., Class H ±	38,400	29,192
Lenovo Group Ltd.	26,000	30,129
Lens Technology Co. Ltd., Class A	24,140	45,258
Leo Group Co. Ltd., Class A *	48,000	14,877
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	28,068
LexinFintech Holdings Ltd., ADR @	4,235	7,623
Leyard Optoelectronic Co. Ltd., Class A	20,300	14,240
Lianhe Chemical Technology Co. Ltd., Class A	6,700	5,544
Lingyi iTech Guangdong Co., Class A	42,800	32,274
Livzon Pharmaceutical Group, Inc., Class H	6,800	23,154
Longfor Group Holdings Ltd. ±	165,000	233,157
Lonking Holdings Ltd.	158,000	28,867
Luenmei Quantum Co. Ltd., Class A	13,300	10,268
Luxi Chemical Group Co. Ltd., Class A	8,600	11,173
Luye Pharma Group Ltd. *±	161,500	56,331
Maccura Biotechnology Co. Ltd., Class A	3,800	6,588
Mango Excellent Media Co. Ltd., Class A	11,000	37,243
Maoyan Entertainment *±	21,200	25,894
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	20,311
Metallurgical Corp. of China Ltd., Class H	225,000	48,008
Midea Real Estate Holding Ltd. ±	14,000	7,119
Ming Yang Smart Energy Group Ltd., Class A	6,800	8,844
Mingfa Group International Co. Ltd. *	91,000	3,721
Minth Group Ltd.	56,000	88,434
MLS Co. Ltd., Class A	20,000	21,529
MMG Ltd. @*	236,000	92,568
	SHARES	VALUE†
Nanjing Iron & Steel Co. Ltd., Class A	36,600	$23,446
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	5,595
NavInfo Co. Ltd., Class A *	10,200	12,476
NetDragon Websoft Holdings Ltd.	25,500	35,708
New China Life Insurance Co. Ltd., Class H	57,900	102,530
New Hope Liuhe Co. Ltd., Class A *	12,000	15,557
Newland Digital Technology Co. Ltd., Class A	10,000	23,923
Nexteer Automotive Group Ltd. @	69,000	32,442
Nine Dragons Paper Holdings Ltd. @*	54,000	22,492
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	15,826
Ningbo Joyson Electronic Corp., Class A	5,200	12,102
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	15,572
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,600	25,150
Northeast Securities Co. Ltd., Class A	8,500	7,938
Offshore Oil Engineering Co. Ltd., Class A	27,400	24,149
ORG Technology Co. Ltd., Class A	26,800	15,685
Orient Securities Co. Ltd., Class H @±	52,400	20,754
Oriental Energy Co. Ltd., Class A *	11,300	13,915
Oriental Pearl Group Co. Ltd., Class A	10,700	10,733
PAX Global Technology Ltd.	47,000	37,050
People's Insurance Co. Group of China Ltd. (The), Class H	305,000	97,420
PetroChina Co. Ltd., Class H	2,014,000	1,721,456
PICC Property & Casualty Co. Ltd., Class H	314,000	414,018
Ping An Bank Co. Ltd., Class A	108,500	157,478
Ping An Insurance Group Co. of China Ltd., Class H	488,500	2,062,748
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	26,905
Poly Property Group Co. Ltd.	200,431	36,363
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	298,380
Power Construction Corp. of China Ltd., Class A	84,900	58,030
Q Technology Group Co. Ltd. @*	31,000	11,961
Qifu Technology, Inc., ADR	6,037	111,262
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	17,882
Radiance Holdings Group Co. Ltd. @*	37,000	9,360
Redco Properties Group Ltd. @*±§	80,000	2,549
Renhe Pharmacy Co. Ltd., Class A	19,700	17,772
Risen Energy Co. Ltd., Class A	6,400	13,008
SAIC Motor Corp. Ltd., Class A	29,700	61,435
Sailun Group Co. Ltd., Class A	13,900	28,021
Sanan Optoelectronics Co. Ltd., Class A	11,300	19,012
Sansteel Minguang Co. Ltd., Class A	13,700	6,653
Sansure Biotech, Inc., Class A	3,333	8,808
Sany Heavy Equipment International Holdings Co. Ltd.	8,000	5,141
Sany Heavy Industry Co. Ltd., Class A	28,800	57,580
Satellite Chemical Co. Ltd., Class A *	17,026	40,165
Sealand Securities Co. Ltd., Class A	24,800	11,358
Seazen Holdings Co. Ltd., Class A *	13,800	18,712
SF Holding Co. Ltd., Class A	14,100	70,896
Shaanxi Coal Industry Co. Ltd., Class A	31,937	110,471
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	41,153
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	21,131

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shandong Chenming Paper Holdings Ltd., Class H @*	35,250	$7,611
Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	20,600	15,562
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	13,184
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	39,576
Shandong Humon Smelting Co. Ltd., Class A *	10,800	16,109
Shandong Linglong Tyre Co. Ltd., Class A	7,700	22,224
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	17,672
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	32,798
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	108,800	67,836
Shanghai AJ Group Co. Ltd., Class A	16,900	10,289
Shanghai Construction Group Co. Ltd., Class A	55,900	18,021
Shanghai Electric Group Co. Ltd., Class H *	166,000	32,238
Shanghai Environment Group Co. Ltd., Class A	11,600	14,092
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	15,536
Shanghai Industrial Holdings Ltd.	45,000	59,564
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	5,166
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	11,902
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	15,914
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	11,690
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	49,000	70,743
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	117,955
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	36,184
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,217
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	14,943
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	21,606
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	56,366
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,900	74,625
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	27,849
Shanxi Securities Co. Ltd., Class A	24,700	17,088
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	16,800
Shenghe Resources Holding Co. Ltd., Class A	11,000	14,489
Shengyi Technology Co. Ltd., Class A	9,946	24,138
	SHARES	VALUE†
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	$7,617
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	12,648
Shenzhen Airport Co. Ltd., Class A *	16,200	15,063
Shenzhen Aisidi Co. Ltd., Class A	14,200	22,437
Shenzhen Huaqiang Industry Co. Ltd., Class A	5,900	7,869
Shenzhen International Holdings Ltd.	107,733	82,724
Shenzhen Investment Ltd.	323,060	42,101
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	6,557
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	11,208
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,800	15,761
Shenzhen MTC Co. Ltd., Class A	42,300	29,205
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	9,442
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	16,378
Shenzhen Sunway Communication Co. Ltd., Class A	4,700	12,323
Shenzhen Tagen Group Co. Ltd., Class A	25,000	15,877
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	18,299
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	16,509
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	20,082
Shoucheng Holdings Ltd. @	58,400	10,744
Shougang Fushan Resources Group Ltd.	219,790	75,258
Shui On Land Ltd. @	280,000	23,969
Sichuan Development Lomon Co. Ltd., Class A	13,600	12,401
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	26,827
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	52,301
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	29,648
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	11,994
Sinofert Holdings Ltd.	244,000	25,563
Sinoma International Engineering Co., Class A	14,600	22,928
Sinoma Science & Technology Co. Ltd., Class A	11,000	22,951
Sinopec Engineering Group Co. Ltd., Class H	111,000	63,960
Sinopec Kantons Holdings Ltd.	90,000	41,626
Sinopharm Group Co. Ltd., Class H	140,400	359,660
Sinotrans Ltd., Class H	145,000	70,769
Sinotruk Hong Kong Ltd.	49,000	120,326
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	6,106
Skyworth Group Ltd.	133,484	50,481
SooChow Securities Co. Ltd., Class A	20,280	18,884
STO Express Co. Ltd., Class A *	15,900	18,502
Sun Art Retail Group Ltd. @	172,500	34,381
Sun King Technology Group Ltd. *	54,000	8,210
Suning Universal Co. Ltd., Class A	32,100	9,283
Suzhou Anjie Technology Co. Ltd., Class A	10,500	20,412

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	$21,638
Tangshan Jidong Cement Co. Ltd., Class A	10,000	7,389
TangShan Port Group Co. Ltd., Class A	55,900	33,722
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	7,768
TBEA Co. Ltd., Class A	27,300	57,150
TCL Electronics Holdings Ltd.	99,667	36,037
TCL Technology Group Corp., Class A	78,540	50,640
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	16,000	26,123
Tencent Music Entertainment Group, ADR *	18,038	201,845
Tian Di Science & Technology Co. Ltd., Class A	40,500	38,105
Tiande Chemical Holdings Ltd.	36,000	5,565
Tiangong International Co. Ltd.	100,000	21,081
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	16,566
Tianma Microelectronics Co. Ltd., Class A *	15,500	17,607
Tianneng Power International Ltd. @	74,000	69,302
Tianshan Aluminum Group Co. Ltd., Class A	18,200	16,091
Tianshui Huatian Technology Co. Ltd., Class A	35,100	37,492
Titan Wind Energy Suzhou Co. Ltd., Class A *	8,800	12,334
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	7,022
Tomson Group Ltd.	1,275	249
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	25,511
TongFu Microelectronics Co. Ltd., Class A	10,100	30,981
Tongkun Group Co. Ltd., Class A *	11,100	20,595
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	26,509
Tongyu Heavy Industry Co. Ltd., Class A	40,800	12,927
Topsec Technologies Group, Inc., Class A *	7,000	6,780
Transfar Zhilian Co. Ltd., Class A	27,553	16,545
TravelSky Technology Ltd., Class H	21,000	25,435
Trina Solar Co. Ltd., Class A	6,168	20,234
Trip.com Group Ltd., ADR *	18,857	827,634
Unisplendour Corp. Ltd., Class A *	13,940	42,336
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	18,983
Victory Giant Technology Huizhou Co. Ltd., Class A	9,400	31,839
Vinda International Holdings Ltd.	21,000	62,918
Vipshop Holdings Ltd., ADR	20,828	344,703
Wangsu Science & Technology Co. Ltd., Class A	20,900	26,720
Wanxiang Qianchao Co. Ltd., Class A	42,900	29,144
Wasion Holdings Ltd.	48,000	34,711
Wasu Media Holding Co. Ltd., Class A	20,700	24,774
Weibo Corp., ADR	2,074	18,853
Weichai Power Co. Ltd., Class H	126,000	240,187
Wellhope Foods Co. Ltd., Class A	7,700	7,543
West China Cement Ltd. @	198,000	26,056
Western Securities Co. Ltd., Class A	22,600	21,138
Wharf Holdings Ltd. (The)	70,000	229,848
Wingtech Technology Co. Ltd., Class A *	3,900	19,744
Wolong Electric Group Co. Ltd., Class A	11,600	27,991
	SHARES	VALUE†
Wuchan Zhongda Group Co. Ltd., Class A	29,100	$17,635
Wushang Group Co. Ltd., Class A	12,600	12,726
XCMG Construction Machinery Co. Ltd., Class A	47,400	40,727
Xiamen C & D, Inc., Class A	17,600	24,717
Xiamen ITG Group Corp. Ltd., Class A	17,300	17,186
Xiamen Tungsten Co. Ltd., Class A	7,300	19,635
Xiamen Xiangyu Co. Ltd., Class A	22,200	20,058
Xiaomi Corp., Class B *±	458,400	874,995
Xinfengming Group Co. Ltd., Class A *	4,000	7,737
Xingda International Holdings Ltd.	81,992	16,133
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	37,670
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	4,402
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	9,068
Xinte Energy Co. Ltd., Class H @*	22,800	30,470
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,667
Xinyi Energy Holdings Ltd. @	207,138	29,376
Xinyi Solar Holdings Ltd.	182,000	140,914
Xinyu Iron & Steel Co. Ltd., Class A	27,300	13,183
XJ International Holdings Co. Ltd. @*±	120,000	3,787
XPeng, Inc., Class A @*	4,100	16,815
Xtep International Holdings Ltd.	52,500	32,532
Xuji Electric Co. Ltd., Class A	9,300	30,998
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	11,519
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	30,018
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H @*±	25,600	35,586
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	10,948
Yiren Digital Ltd., ADR *	4,574	20,629
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	7,438
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	10,015
YongXing Special Materials Technology Co. Ltd., Class A	2,400	15,750
Youngor Fashion Co. Ltd.	11,500	11,106
YTO Express Group Co. Ltd., Class A	21,200	44,410
Yunda Holding Co. Ltd., Class A	16,500	16,392
Yunnan Aluminium Co. Ltd., Class A	18,200	34,298
Yunnan Baiyao Group Co. Ltd., Class A	1,960	13,695
Yunnan Copper Co. Ltd., Class A	8,100	14,558
Yunnan Energy New Material Co. Ltd., Class A	1,400	7,895
Yunnan Tin Co. Ltd., Class A	14,600	29,170
Zhefu Holding Group Co. Ltd., Class A	16,400	7,170
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	25,870
Zhejiang China Commodities City Group Co. Ltd., Class A	30,700	37,252
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	36,541
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	24,380
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	50,753
Zhejiang Hailiang Co. Ltd., Class A	19,700	24,804
Zhejiang Huace Film & Television Co. Ltd., Class A	30,500	39,837
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,300	15,808
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	9,788
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	4,400	13,308

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Juhua Co. Ltd., Class A	7,900	$25,599
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	22,218
Zhejiang Medicine Co. Ltd., Class A	10,400	12,907
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,966
Zhejiang Runtu Co. Ltd., Class A	19,400	15,703
Zhejiang Semir Garment Co. Ltd., Class A	21,700	16,033
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	14,000	30,489
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	9,842
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	16,706
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	21,400	25,701
Zhongjin Gold Corp. Ltd., Class A	32,000	54,725
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	15,327
Zhongsheng Group Holdings Ltd.	62,500	108,280
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	11,460
Zhuzhou CRRC Times Electric Co. Ltd.	23,200	73,511
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	10,446
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	85,800	53,167
		49,959,141
Colombia — 0.1%
Bancolombia SA	4,612	40,903
Bancolombia SA, ADR	777	26,589
Cementos Argos SA	7,042	15,741
CEMEX Latam Holdings SA *§	13,000	4,278
Corp. Financiera Colombiana SA	2,308	7,941
Grupo Argos SA	22,537	89,676
		185,128
Cyprus — 0.0%
ASBISc Enterprises PLC	2,088	13,957
Czech Republic — 0.1%
Komercni Banka AS	5,768	206,579
Moneta Money Bank AS ±	3,540	15,395
		221,974
Greece — 0.5%
Alpha Services & Holdings SA *	139,014	244,460
Bank of Greece	859	14,364
Eurobank Ergasias Services & Holdings SA, Class A *	60,567	116,441
Fourlis Holdings SA	3,046	13,966
Helleniq Energy Holdings SA	5,395	48,542
Motor Oil Hellas Corinth Refineries SA	4,222	125,806
National Bank of Greece SA *	10,842	84,873
Piraeus Financial Holdings SA *	71,017	296,966
		945,418
Hong Kong — 0.2%
Alibaba Pictures Group Ltd. *	430,000	24,997
BOC Aviation Ltd. ±	8,900	68,567
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Jinmao Property Services Co. Ltd.	6,646	1,868
Lumena New Materials *§	5,599	—
	SHARES	VALUE†
Orient Overseas International Ltd.	7,000	$83,622
Sino Biopharmaceutical Ltd.	234,000	90,289
Vnet Group, Inc., ADR @*	9,629	14,925
Yuexiu Property Co. Ltd.	135,006	74,343
		358,611
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	361,207
		361,207
India — 20.6%
ACC Ltd.	5,493	163,468
Aditya Birla Capital Ltd. *	44,000	92,851
Advanced Enzyme Technologies Ltd.	3,035	12,554
Ahluwalia Contracts India Ltd.	1,765	21,443
Alembic Pharmaceuticals Ltd.	5,197	61,315
Allcargo Logistics Ltd. *	19,940	17,214
Allcargo Terminals Ltd.	4,985	3,251
Amara Raja Energy & Mobility Ltd.	8,020	73,510
Ambuja Cements Ltd.	36,667	269,499
Apar Industries Ltd.	559	46,515
Apollo Tyres Ltd.	31,532	176,918
Arvind Ltd.	13,452	43,597
Aster DM Healthcare Ltd. *±	9,764	47,654
Aurobindo Pharma Ltd.	25,561	334,061
Avanti Feeds Ltd.	2,210	12,764
Axis Bank Ltd.	133,355	1,673,283
Axis Bank Ltd., GDR	12,180	770,994
Bajaj Consumer Care Ltd.	10,520	26,766
Bajaj Holdings & Investment Ltd.	2,428	241,628
Balrampur Chini Mills Ltd.	14,783	63,987
Bandhan Bank Ltd. ±	42,966	92,678
Bank of Baroda	74,524	236,254
Bank of India	26,524	43,251
Bharat Electronics Ltd.	13,036	31,550
Bharat Heavy Electricals Ltd.	96,730	287,050
Birla Corp. Ltd.	3,237	55,190
Birlasoft Ltd.	1,959	17,432
Bombay Burmah Trading Co.	684	12,835
Camlin Fine Sciences Ltd. *	4,352	4,657
Can Fin Homes Ltd.	2,104	19,025
Canara Bank	25,786	180,079
Ceat Ltd.	3,536	112,818
Century Textiles & Industries Ltd.	3,170	61,954
Chambal Fertilizers and Chemicals Ltd.	13,907	57,210
Cholamandalam Financial Holdings Ltd.	8,070	108,661
CIE Automotive India Ltd.	6,907	38,178
Cipla Ltd.	32,099	575,763
City Union Bank Ltd.	30,829	49,828
CMS Info Systems Ltd.	2,254	10,567
Cochin Shipyard Ltd. ±	7,994	83,532
Container Corp. Of India Ltd.	7,508	79,489
Coromandel International Ltd.	2,932	37,897
CSB Bank Ltd. *	3,753	15,837
Cyient Ltd.	5,068	120,620
Dalmia Bharat Ltd.	5,315	124,013
DCB Bank Ltd.	19,962	28,733
DCM Shriram Ltd.	2,904	29,770
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	27,296
DLF Ltd.	27,758	299,538
Dr Reddy's Laboratories Ltd., ADR	1,311	96,162

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
eClerx Services Ltd.	783	$22,391
EID Parry India Ltd.	7,288	47,537
Electrosteel Castings Ltd.	23,821	50,925
Engineers India Ltd.	17,515	42,337
EPL Ltd.	5,342	11,462
Equitas Small Finance Bank Ltd. ±	16,074	17,808
Exide Industries Ltd.	26,178	96,046
FDC Ltd. *	3,013	15,397
Federal Bank Ltd.	161,831	291,054
Finolex Cables Ltd.	3,726	44,630
Finolex Industries Ltd.	15,431	45,570
Firstsource Solutions Ltd.	20,730	49,214
Fortis Healthcare Ltd.	5,066	25,466
GAIL India Ltd.	260,433	568,002
Gateway Distriparks Ltd.	25,136	30,379
GHCL Ltd.	5,527	29,423
GHCL Textiles Ltd. *	5,527	5,020
Glenmark Pharmaceuticals Ltd.	12,966	148,623
Godawari Power and Ispat Ltd.	2,402	21,686
Godfrey Phillips India Ltd.	794	29,432
Godrej Industries Ltd. *	1,769	16,523
Granules India Ltd.	16,905	87,512
Grasim Industries Ltd.	17,963	496,445
Great Eastern Shipping Co. Ltd. (The)	8,516	101,837
Gujarat Alkalies & Chemicals Ltd.	2,551	20,514
Gujarat Ambuja Exports Ltd.	8,766	16,659
Gujarat Mineral Development Corp. Ltd.	5,595	23,037
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	61,440
Gujarat Pipavav Port Ltd.	19,498	49,702
Gujarat State Fertilizers & Chemicals Ltd.	11,602	27,258
Gujarat State Petronet Ltd.	23,082	97,473
HDFC Bank Ltd.	98,376	1,706,784
HEG Ltd.	1,254	27,667
Hero MotoCorp Ltd.	8,694	493,062
Himadri Speciality Chemical Ltd.	10,592	38,354
Hindalco Industries Ltd.	158,495	1,067,719
Hindustan Aeronautics Ltd.	2,747	110,041
ICICI Bank Ltd., ADR	46,932	1,239,474
IDFC First Bank Ltd. *	161,251	145,972
IDFC Ltd. *	76,058	101,225
IIFL Finance Ltd.	7,253	29,481
IIFL Securities Ltd.	25,376	37,424
India Cements Ltd. (The) *	14,192	36,313
Indiabulls Housing Finance Ltd. *	15,725	15,772
Indiabulls Housing Finance Ltd.	31,451	63,202
Indian Bank	12,211	76,426
Indian Railway Finance Corp. Ltd. ±	47,733	81,899
Indus Towers Ltd. *	55,203	192,808
IndusInd Bank Ltd.	28,574	530,950
Infibeam Avenues Ltd.	77,058	31,552
Info Edge India Ltd.	2,973	198,550
IRCON International Ltd. ±	18,858	49,393
ISGEC Heavy Engineering Ltd.	1,061	11,363
Jindal Saw Ltd.	14,261	74,252
Jindal Stainless Ltd.	31,050	257,998
Jindal Steel & Power Ltd.	46,366	473,180
Jio Financial Services Ltd. *	206,554	876,466
JK Lakshmi Cement Ltd.	4,751	50,015
JK Paper Ltd.	10,798	41,818
JK Tyre & Industries Ltd.	10,161	52,741
JM Financial Ltd.	40,467	36,026
JSW Energy Ltd.	29,196	184,500
	SHARES	VALUE†
JSW Steel Ltd.	80,442	$804,203
Jubilant Ingrevia Ltd.	2,745	14,893
Jubilant Pharmova Ltd.	9,690	65,806
Kalpataru Projects International Ltd.	5,415	68,825
Karnataka Bank Ltd. (The)	29,326	79,044
Karur Vysya Bank Ltd. (The)	36,209	79,427
Kaveri Seed Co. Ltd.	1,897	14,258
KEC International Ltd.	2,733	22,678
Kirloskar Oil Engines Ltd.	798	8,229
KNR Constructions Ltd.	3,786	11,172
KRBL Ltd.	5,994	19,979
L&T Finance Holdings Ltd.	78,972	150,554
Larsen & Toubro Ltd.	4,048	182,732
Larsen & Toubro Ltd., GDR	31,226	1,414,538
LG Balakrishnan & Bros Ltd.	1,438	21,963
LIC Housing Finance Ltd.	24,147	177,565
LT Foods Ltd.	16,533	36,970
Lupin Ltd.	15,489	301,599
Maharashtra Seamless Ltd.	3,116	31,394
Mahindra & Mahindra Financial Services Ltd.	54,856	182,716
Mahindra & Mahindra Ltd.	60,755	1,395,247
Mahindra & Mahindra Ltd., GDR	4,830	112,539
Manappuram Finance Ltd.	34,315	71,385
Meghmani Organics Ltd.	7,232	6,872
MOIL Ltd.	5,661	18,852
Motilal Oswal Financial Services Ltd.	1,768	35,417
MRF Ltd.	136	218,381
Muthoot Finance Ltd.	6,474	114,576
Natco Pharma Ltd.	3,671	41,945
National Aluminium Co. Ltd.	39,968	73,416
Nava Ltd.	6,116	35,478
NCC Ltd.	30,074	83,891
NESCO Ltd.	965	9,661
NIIT Learning Systems Ltd.	2,427	14,511
NIIT Ltd.	2,427	3,061
Nilkamal Ltd.	322	6,614
NMDC Ltd.	47,585	115,279
NMDC Steel Ltd. *	47,585	31,380
NOCIL Ltd.	7,374	22,192
Oberoi Realty Ltd.	9,011	158,822
Orient Cement Ltd.	6,133	14,361
PCBL Ltd.	11,386	36,416
Petronet LNG Ltd.	67,706	214,315
Piramal Enterprises Ltd.	5,901	60,084
Piramal Pharma Ltd. *	29,025	44,737
PNB Housing Finance Ltd. *±	6,492	48,856
PNC Infratech Ltd.	4,201	21,961
Polyplex Corp. Ltd.	1,545	14,190
Power Finance Corp. Ltd.	121,886	572,219
Prestige Estates Projects Ltd.	14,610	205,830
PTC India Ltd.	17,788	39,670
Punjab National Bank	115,447	172,196
Quess Corp. Ltd. ±	2,433	15,082
Rain Industries Ltd.	17,328	31,165
Rajesh Exports Ltd. *	7,411	23,294
Rallis India Ltd.	3,389	10,163
Ramco Cements Ltd. (The)	7,384	72,510
Rashtriya Chemicals & Fertilizers Ltd.	16,695	25,662
Raymond Ltd.	3,276	70,895
RBL Bank Ltd. ±	35,444	102,504
REC Ltd.	124,810	676,034
Redington Ltd.	57,900	144,086
Reliance Industries Ltd.	206,554	7,356,222
Reliance Power Ltd. *	223,846	75,821

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
RITES Ltd.	2,755	$21,868
Samvardhana Motherson International Ltd.	156,613	219,702
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares *	14,166	6,777
Shipping Corp. of India Ltd.	14,166	35,490
Shriram Finance Ltd.	20,316	574,872
Sobha Ltd.	3,407	58,822
South Indian Bank Ltd. *<>	16,698	5,456
South Indian Bank Ltd. (The)	66,795	21,944
Star Cement Ltd. *	7,280	19,727
State Bank of India	69,305	625,679
State Bank of India, GDR	8,728	791,630
Steel Authority of India Ltd.	89,762	144,594
Strides Pharma Science Ltd.	5,470	51,550
Sun Pharmaceutical Industries Ltd.	32,247	629,068
Sun TV Network Ltd.	5,489	39,291
Sundaram-Clayton Ltd. *	221	3,713
Sunteck Realty Ltd. *	5,951	27,692
Surya Roshni Ltd.	1,546	9,380
Tata Chemicals Ltd.	12,988	168,644
Tata Consumer Products Ltd.	7,849	103,521
Tata Steel Ltd.	430,140	805,586
Tata Steel Ltd., GDR	6,923	128,422
Techno Electric & Engineering Co. Ltd.	2,836	26,081
Thirumalai Chemicals Ltd.	4,154	11,652
TransIndia Real Estate Ltd. *	4,985	2,776
Transport Corp. of India Ltd.	1,095	10,700
Tube Investments of India Ltd.	732	32,739
TVS Holdings Ltd. *	221	21,537
Uflex Ltd.	3,166	15,412
Union Bank of India Ltd.	81,852	150,843
UPL Ltd.	40,601	222,033
Usha Martin Ltd.	14,837	56,918
UTI Asset Management Co. Ltd.	947	9,197
VA Tech Wabag Ltd. *	2,558	23,426
Vardhman Textiles Ltd.	8,165	43,565
Varroc Engineering Ltd. *±	3,632	22,340
Vedanta Ltd.	58,464	191,054
Voltamp Transformers Ltd.	307	35,227
Welspun Corp. Ltd.	11,246	69,308
Welspun Living Ltd.	30,613	50,653
West Coast Paper Mills Ltd.	3,247	23,114
Wipro Ltd.	41,058	236,298
Wipro Ltd., ADR @	54,311	312,288
Wockhardt Ltd. *	5,344	37,529
Yes Bank Ltd. *	469,708	130,377
Zee Entertainment Enterprises Ltd. *	70,032	116,507
Zensar Technologies Ltd.	5,610	40,560
Zydus Lifesciences Ltd.	13,699	166,551
Zydus Wellness Ltd.	1,266	22,319
		40,895,137
Indonesia — 1.6%
Ace Hardware Indonesia Tbk. PT	625,900	34,739
Adaro Energy Indonesia Tbk. PT	1,752,200	298,388
AKR Corporindo Tbk. PT	245,800	26,665
Aneka Tambang Tbk. PT	600,600	60,609
Astra Agro Lestari Tbk. PT	61,744	26,871
Astra International Tbk. PT	1,623,600	527,376
	SHARES	VALUE†
Astra Otoparts Tbk. PT	19,600	$2,757
Bank Mandiri Persero Tbk. PT	73,400	33,564
Bank Maybank Indonesia Tbk. PT	568,800	9,256
Bank Negara Indonesia Persero Tbk. PT	916,932	341,211
Bank OCBC Nisp Tbk. PT	223,000	19,269
Bank Pan Indonesia Tbk. PT *	399,700	28,991
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	173,300	13,226
Bank Pembangunan Daerah Jawa Timur Tbk. PT	403,000	15,251
Bank Tabungan Negara Persero Tbk. PT	537,509	52,717
BISI International Tbk. PT	94,000	12,095
Bukalapak.com Tbk. PT *	2,923,900	28,031
Bukit Asam Tbk. PT	339,600	63,615
Bumi Resources Minerals Tbk. PT *	2,909,300	27,524
Bumi Resources Tbk. PT *	3,292,800	17,445
Bumi Serpong Damai Tbk. PT *	435,700	27,068
Charoen Pokphand Indonesia Tbk. PT	65,700	21,755
Ciputra Development Tbk. PT	924,577	75,809
Dayamitra Telekomunikasi PT	857,100	33,246
Elang Mahkota Teknologi Tbk. PT	999,500	27,485
Erajaya Swasembada Tbk. PT	1,042,500	28,273
GoTo Gojek Tokopedia Tbk. PT *	1,981,100	8,622
Gudang Garam Tbk. PT	38,200	47,946
Hanson International Tbk. PT *§	5,335,700	—
Harum Energy Tbk. PT *	170,700	14,535
Indah Kiat Pulp & Paper Tbk. PT	294,700	177,972
Indika Energy Tbk. PT	180,500	17,020
Indo Tambangraya Megah Tbk. PT	52,800	88,916
Indocement Tunggal Prakarsa Tbk. PT	78,800	43,488
Indofood Sukses Makmur Tbk. PT	407,500	163,848
Japfa Comfeed Indonesia Tbk. PT	567,600	42,601
Medco Energi Internasional Tbk. PT	1,095,352	98,792
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	59,858
Pakuwon Jati Tbk. PT	433,100	11,582
Panin Financial Tbk. PT *	1,207,600	21,631
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	296,500	16,737
Sawit Sumbermas Sarana Tbk. PT	240,200	15,756
Semen Indonesia Persero Tbk. PT	223,824	83,290
Sri Rejeki Isman Tbk. PT *§	996,900	—
Summarecon Agung Tbk. PT	932,100	31,158
Surya Citra Media Tbk. PT	1,943,100	17,280
Surya Esa Perkasa Tbk. PT *	324,100	13,798
Triputra Agro Persada PT	418,500	15,441
Tunas Baru Lampung Tbk. PT	363,085	15,343
United Tractors Tbk. PT	182,800	278,725
Vale Indonesia Tbk. PT	184,400	47,336
XL Axiata Tbk. PT	522,966	74,544
		3,259,455
Korea — 13.0%
Amorepacific Corp.	432	38,892
Amorepacific Corp	1,396	28,101
Ananti, Inc. *	3,670	17,502
Asia Paper Manufacturing Co. Ltd.	567	18,995
BH Co. Ltd.	1,193	14,994
Binggrae Co. Ltd.	417	16,850
BNK Financial Group, Inc.	20,319	120,442
Boryung	1,586	15,563
CJ CheilJedang Corp.	860	186,533
The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
CJ Corp. *	1,381	$125,354
CJ ENM Co. Ltd. *	1,200	69,794
CJ Logistics Corp.	649	57,705
Dae Won Kang Up Co. Ltd.	4,223	16,280
Daesang Corp.	2,426	35,338
Daewoo Engineering & Construction Co. Ltd. *	18,960	52,532
Daewoong Co. Ltd.	1,602	24,632
Daishin Securities Co. Ltd.	3,671	42,920
Daou Data Corp.	1,785	16,892
Daou Technology, Inc.	2,149	33,841
DB HiTek Co. Ltd.	1,122	36,587
DB Insurance Co. Ltd.	3,376	241,492
DB, Inc. *	6,843	7,863
DGB Financial Group, Inc.	18,216	117,719
DL E&C Co. Ltd.	2,318	63,363
DL Holdings Co. Ltd.	1,534	59,708
Dong-A Socio Holdings Co. Ltd.	287	25,071
Dong-A ST Co. Ltd.	241	13,390
Dongkuk Holdings Co. Ltd.	1,150	6,996
Dongkuk Steel Mill Co. Ltd.	3,583	30,660
Dongwha Pharm Co. Ltd.	736	5,194
Dongwon F&B Co. Ltd.	640	15,949
Dongwon Industries Co. Ltd.	715	21,085
Doosan Bobcat, Inc.	4,635	185,916
Doosan Co. Ltd. *	376	42,173
DoubleUGames Co. Ltd.	604	19,000
E-MART, Inc. *	1,350	68,490
ENF Technology Co. Ltd.	555	10,677
Eugene Investment & Securities Co. Ltd.	8,694	27,349
Fila Holdings Corp.	3,191	90,901
Green Cross Corp.	247	22,971
GS Engineering & Construction Corp. *	2,015	22,721
GS Holdings Corp.	4,562	164,351
GS Retail Co. Ltd.	3,803	57,769
Hana Financial Group, Inc.	22,264	974,076
Handsome Co. Ltd.	1,312	19,491
Hanil Holdings Co. Ltd.	1,021	9,503
Hanjin Kal Corp.	418	18,443
Hankook Tire & Technology Co. Ltd.	5,220	209,769
Hansol Paper Co. Ltd.	2,232	17,176
Hansol Technics Co. Ltd.	1,664	7,762
Hanwha Corp.	3,458	72,435
Hanwha Galleria Corp. *	4,602	4,861
Hanwha Investment & Securities Co. Ltd. *	13,449	39,960
Hanwha Life Insurance Co. Ltd.	20,246	43,613
Hanwha Solutions Corp.	7,228	148,453
Hanwha Systems Co. Ltd.	1,328	16,977
Harim Holdings Co. Ltd.	2,243	11,213
HD Hyundai Co. Ltd.	3,291	168,431
HD Hyundai Construction Equipment Co. Ltd.	1,558	67,701
HD Hyundai Energy Solutions Co. Ltd. *	362	6,319
HD Hyundai Infracore Co. Ltd.	7,764	49,367
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	220,534
HDC Holdings Co. Ltd.	2,781	16,774
HDC Hyundai Development Co.-Engineering & Construction	2,554	34,034
HK inno N Corp.	690	19,476
HL Holdings Corp.	389	9,767
HL Mando Co. Ltd.	2,866	72,595
HMM Co. Ltd.	19,467	227,748
	SHARES	VALUE†
Hy-Lok Corp.	918	$17,763
Hyosung Corp.	657	30,404
Hyosung Heavy Industries Corp.	154	31,744
Hyosung TNC Corp.	121	27,728
Hyundai Department Store Co. Ltd.	867	33,424
Hyundai Engineering & Construction Co. Ltd.	4,831	119,317
Hyundai GF Holdings	3,524	11,347
Hyundai Glovis Co. Ltd.	1,581	212,092
Hyundai Home Shopping Network Corp.	716	27,762
Hyundai Marine & Fire Insurance Co. Ltd.	4,572	104,770
Hyundai Mobis Co. Ltd.	3,389	658,290
Hyundai Motor Co.	10,966	1,930,505
Hyundai Steel Co.	5,647	133,389
Hyundai Wia Corp. *	941	39,772
Industrial Bank of Korea	20,136	208,652
Innocean Worldwide, Inc.	814	13,544
INTOPS Co. Ltd.	1,491	33,779
IS Dongseo Co. Ltd.	1,027	22,466
JB Financial Group Co. Ltd.	11,834	114,626
Kakao Games Corp. *	548	9,505
KB Financial Group, Inc., ADR	24,215	1,260,875
KCC Corp.	293	57,675
KCC Glass Corp.	444	13,588
KEPCO Plant Service & Engineering Co. Ltd.	695	18,740
KG Eco Technology Service Co. Ltd.	1,719	12,067
Kia Corp.	23,059	1,918,372
KISWIRE Ltd.	1,165	18,389
KIWOOM Securities Co. Ltd.	1,176	107,707
Kolon Industries, Inc.	1,930	54,477
Korea Asset In Trust Co. Ltd.	5,452	12,757
Korea Circuit Co. Ltd. *	737	9,909
Korea Electric Terminal Co. Ltd.	682	31,409
Korea Investment Holdings Co. Ltd.	2,704	133,769
Korea Line Corp. *	16,631	23,682
Korea Real Estate Investment & Trust Co. Ltd.	10,376	7,954
Korea Zinc Co. Ltd.	457	154,285
Korean Air Lines Co. Ltd.	13,791	222,295
Korean Reinsurance Co.	12,952	80,045
KT&G Corp.	1,723	119,922
Kumho Petrochemical Co. Ltd.	1,237	129,098
Kumho Tire Co., Inc. *	3,713	16,465
Kwang Dong Pharmaceutical Co. Ltd.	5,019	27,514
LG Chem Ltd.	2,768	904,676
LG Corp.	5,347	347,927
LG Display Co. Ltd. *	16,033	126,001
LG Display Co. Ltd., ADR @	8,853	36,297
LG Electronics, Inc.	10,373	745,854
LG H&H Co. Ltd.	577	165,653
LG Innotek Co. Ltd.	893	131,007
LG Uplus Corp.	19,185	143,220
Lotte Chemical Corp.	1,267	112,936
Lotte Chilsung Beverage Co. Ltd.	290	27,551
Lotte Corp.	1,582	32,727
LOTTE Fine Chemical Co. Ltd.	1,517	53,468
Lotte Shopping Co. Ltd.	641	35,044
Lotte Wellfood Co. Ltd.	167	15,208
LS Corp.	1,155	97,977
LX Hausys Ltd.	728	21,360
LX Holdings Corp.	2,593	13,463
LX International Corp.	3,459	68,217
Meritz Financial Group, Inc.	258	15,657
Mirae Asset Life Insurance Co. Ltd. *	5,257	17,709

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Mirae Asset Securities Co. Ltd.	23,824	$143,873
MK Electron Co. Ltd.	1,843	19,166
Netmarble Corp. *±	1,028	48,183
Nexen Tire Corp.	5,151	31,834
NH Investment & Securities Co. Ltd.	10,116	88,593
NHN Corp.	2,376	44,564
NongShim Co. Ltd.	178	49,252
OCI Co. Ltd.	450	28,713
OCI Holdings Co. Ltd.	995	69,548
Orion Holdings Corp.	2,572	27,014
Ottogi Corp.	131	38,777
Pan Ocean Co. Ltd.	22,750	71,989
Paradise Co. Ltd.	1,846	19,622
Partron Co. Ltd.	1,897	11,090
Poongsan Corp.	1,950	72,858
POSCO Holdings, Inc.	1,386	433,431
POSCO Holdings, Inc., ADR	12,275	962,606
S-Oil Corp.	3,801	219,943
Samsung C&T Corp.	4,028	479,022
Samsung Card Co. Ltd.	2,083	59,492
Samsung Electronics Co. Ltd.	9,536	572,337
Samsung Electronics Co. Ltd., GDR	1,507	2,240,909
Samsung Fire & Marine Insurance Co. Ltd.	1,830	420,033
Samsung Life Insurance Co. Ltd.	4,057	287,795
Samsung SDS Co. Ltd.	215	26,127
Samsung Securities Co. Ltd.	4,720	142,696
Samyang Holdings Corp.	409	21,692
Sangsangin Co. Ltd. *	375	1,059
SD Biosensor, Inc. *	2,641	23,207
SeAH Steel Holdings Corp.	235	40,410
Sebang Global Battery Co. Ltd.	697	40,746
Seegene, Inc.	2,156	39,397
Seojin System Co. Ltd. *	932	17,515
Seoul Semiconductor Co. Ltd.	2,206	16,763
SFA Engineering Corp.	456	8,654
SGC Energy Co. Ltd.	395	6,587
Shinhan Financial Group Co. Ltd.	23,813	834,892
Shinhan Financial Group Co. Ltd., ADR	5,343	189,623
Shinsegae International, Inc.	1,209	16,012
Shinsegae, Inc.	629	79,568
Shinyoung Securities Co. Ltd.	511	24,179
SK Chemicals Co. Ltd.	931	43,706
SK Discovery Co. Ltd.	1,247	41,451
SK Gas Ltd.	364	40,692
SK Innovation Co. Ltd. *	3,729	327,958
SK Networks Co. Ltd.	12,838	58,361
SK Securities Co. Ltd.	36,346	16,631
SK, Inc.	2,700	366,217
SL Corp.	1,820	42,991
SNT Motiv Co. Ltd.	1,086	36,261
Songwon Industrial Co. Ltd.	1,925	19,775
Sung Kwang Bend Co. Ltd.	2,237	18,611
Sungwoo Hitech Co. Ltd.	3,959	27,849
Unid Co. Ltd.	511	30,897
Webzen, Inc.	2,781	34,085
Woori Financial Group, Inc.	45,228	490,159
Youngone Corp.	2,083	62,587
Youngone Holdings Co. Ltd.	787	50,508
	SHARES	VALUE†
Zinus, Inc.	1,112	$11,547
		25,790,915
Malaysia — 1.5%
Alliance Bank Malaysia Bhd.	93,200	72,465
AMMB Holdings Bhd.	154,687	136,287
Axiata Group Bhd.	191,100	108,612
Bank Islam Malaysia Bhd.	33,500	18,190
Batu Kawan Bhd.	16,500	69,514
Bumi Armada Bhd. *	264,700	31,878
CIMB Group Holdings Bhd.	502,873	695,926
DRB-Hicom Bhd.	119,100	36,739
Ekovest Bhd. *	206,300	21,358
Gamuda Bhd.	131,363	146,267
Genting Bhd.	144,900	144,502
Genting Malaysia Bhd.	186,500	107,573
Genting Plantations Bhd.	7,100	9,226
Hibiscus Petroleum Bhd.	56,080	30,096
Hong Leong Financial Group Bhd.	17,621	61,057
IJM Corp. Bhd.	181,760	92,934
IOI Properties Group Bhd.	75,850	36,058
Kossan Rubber Industries Bhd.	80,000	33,129
Magnum Bhd.	86,961	20,946
Mah Sing Group Bhd.	205,885	53,940
Malayan Banking Bhd.	28,643	58,399
Malaysia Building Society Bhd. *	205,001	34,434
Malaysian Resources Corp. Bhd.	142,600	19,885
Matrix Concepts Holdings Bhd.	64,200	24,416
Mega First Corp. Bhd.	27,600	25,308
MISC Bhd.	80,820	130,630
MKH Bhd.	36,950	10,461
Mkh Oil Plam *<>	5,278	859
Oriental Holdings Bhd.	25,760	34,234
OSK Holdings Bhd.	74,455	23,125
PPB Group Bhd.	37,500	123,600
RHB Bank Bhd.	156,680	186,705
Sarawak Oil Palms Bhd.	30,750	20,011
Sime Darby Bhd.	293,600	161,285
Sime Darby Property Bhd.	308,000	59,869
SP Setia Bhd. Group	143,480	43,047
Sunway Bhd.	37,097	27,433
Ta Ann Holdings Bhd.	12,260	10,361
Top Glove Corp. Bhd. *	152,600	25,793
UEM Sunrise Bhd.	48,500	12,399
United Malacca Bhd.	14,600	15,547
UOA Development Bhd.	18,187	7,186
Velesto Energy Bhd. *	203,400	12,463
Yinson Holdings Bhd.	96,880	47,488
YTL Corp. Bhd.	50,443	27,817
		3,069,452
Mexico — 3.3%
Alfa SAB de CV, Class A	260,453	192,858
Banco del Bajio SA ±	49,342	191,705
Becle SAB de CV	7,000	16,455
Cemex SAB de CV *	605,139	534,722
Cemex SAB de CV, ADR *	2,361	21,273
Consorcio ARA SAB de CV	72,788	14,011
Controladora AXTEL SAB DE CV *	260,453	3,995
Corp. Actinver SAB de CV	15,700	14,071
El Puerto de Liverpool SAB de CV, Class C1	11,951	103,677

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Fomento Economico Mexicano SAB de CV	56,916	$740,016
Genomma Lab Internacional SAB de CV, Class B	44,530	42,027
Gentera SAB de CV	106,289	181,640
Grupo Carso SAB de CV, Series A1	20,689	185,653
Grupo Comercial Chedraui SA de CV	3,082	24,851
Grupo Financiero Banorte SAB de CV, Class O	130,400	1,385,694
Grupo Financiero Inbursa SAB de CV, Class O *	102,758	315,670
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,071
Grupo Mexico SAB de CV, Series B	204,503	1,209,218
Grupo Traxion SAB de CV *±	22,512	41,653
Industrias CH SAB de CV, Series B *	23,916	274,629
Industrias Penoles SAB de CV *	9,977	141,609
La Comer SAB de CV	31,617	74,323
Megacable Holdings SAB de CV	59,163	164,416
Nemak SAB de CV *±	174,679	34,464
Orbia Advance Corp. SAB de CV	75,251	157,206
Organizacion Soriana SAB de CV, Class B	57,868	118,246
Promotora y Operadora de Infraestructura SAB de CV	13,054	138,522
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	10,592
Regional SAB de CV	15,015	147,896
		6,486,163
Philippines — 0.7%
ACEN Corp.	168,237	11,522
Alliance Global Group, Inc.	253,300	45,780
Ayala Corp.	10,620	120,907
Ayala Land, Inc.	38,300	21,972
Bank of the Philippine Islands	28,578	60,038
BDO Unibank, Inc.	36,730	100,948
Belle Corp. *	176,000	5,636
China Banking Corp.	74,676	48,487
Converge Information & Communications Technology Solutions, Inc. *	82,200	14,564
Cosco Capital, Inc.	257,000	22,539
DMCI Holdings, Inc.	385,900	77,983
Filinvest Land, Inc.	1,435,000	17,358
First Philippine Holdings Corp.	26,510	30,653
Globe Telecom, Inc.	1,080	33,986
GT Capital Holdings, Inc.	4,582	57,382
JG Summit Holdings, Inc.	178,383	115,506
LT Group, Inc.	132,300	23,511
Megaworld Corp.	1,004,700	34,315
Metropolitan Bank & Trust Co.	133,237	154,414
Puregold Price Club, Inc.	55,500	26,459
Rizal Commercial Banking Corp.	47,790	19,893
Robinsons Land Corp.	247,455	73,424
San Miguel Corp.	41,650	81,426
Security Bank Corp.	37,690	45,994
Top Frontier Investment Holdings, Inc. *	4,630	7,437
Union Bank of the Philippines	66,330	53,097
		1,305,231
Poland — 1.0%
AB SA	845	18,363
Alior Bank SA *	7,841	192,261
Amica SA *	306	5,692
Asseco Poland SA	5,651	109,644
Cognor Holding SA	3,349	7,102
Cyfrowy Polsat SA *	17,146	46,103
	SHARES	VALUE†
Echo Investment SA	1,732	$2,038
Enea SA *	30,606	71,720
Jastrzebska Spolka Weglowa SA *	5,386	50,094
KGHM Polska Miedz SA	9,866	281,953
Lubelski Wegiel Bogdanka SA	1,684	14,166
ORLEN SA	59,254	965,438
PGE Polska Grupa Energetyczna SA *	70,185	126,548
Tauron Polska Energia SA *	125,505	96,148
		1,987,270
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	20,969
SIIC Environment Holdings Ltd.	67,000	7,618
		28,587
South Africa — 2.5%
Absa Group Ltd.	58,028	453,838
AECI Ltd.	11,902	58,398
African Rainbow Minerals Ltd. @	9,314	80,885
Aspen Pharmacare Holdings Ltd.	30,080	348,413
Barloworld Ltd.	20,449	65,882
DataTec Ltd.	23,107	46,226
Exxaro Resources Ltd.	19,227	171,541
Foschini Group Ltd. (The)	32,821	172,510
Grindrod Ltd.	33,342	22,850
Harmony Gold Mining Co. Ltd.	8,696	72,548
Harmony Gold Mining Co. Ltd., ADR	30,759	251,301
Impala Platinum Holdings Ltd.	74,519	308,109
Investec Ltd.	9,799	64,635
KAP Ltd. *	156,089	21,427
Lewis Group Ltd.	3,337	7,664
Life Healthcare Group Holdings Ltd.	105,017	95,314
Momentum Metropolitan Holdings	22,884	24,551
Motus Holdings Ltd. @	16,747	77,351
Mpact Ltd.	15,365	21,587
MTN Group Ltd. @	111,789	553,279
Naspers Ltd., Class N	1,011	179,223
Nedbank Group Ltd.	28,026	338,369
Oceana Group Ltd.	7,336	27,307
Old Mutual Ltd.	361,727	224,408
Omnia Holdings Ltd.	16,030	49,960
Pepkor Holdings Ltd. ±	139,829	139,312
PPC Ltd. *	93,872	16,356
Raubex Group Ltd.	16,897	27,576
Reunert Ltd.	2,910	10,140
Sappi Ltd.	46,866	124,440
Sasol Ltd.	43,988	339,990
Sasol Ltd., ADR @	3,934	30,725
Sibanye Stillwater Ltd.	202,105	231,450
Sibanye Stillwater Ltd., ADR @	1,610	7,583
SPAR Group Ltd. (The) *	2,272	10,609
Standard Bank Group Ltd.	5,831	57,029
Super Group Ltd.	41,508	56,323
Telkom SA SOC Ltd. *	28,405	44,992
Thungela Resources Ltd.	8,954	57,619
Zeda Ltd. *	20,449	11,930
		4,903,650
Taiwan — 19.6%
AcBel Polytech, Inc.	40,000	48,620

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Acer, Inc.	187,884	$273,870
Acter Group Corp. Ltd.	8,000	50,494
Advanced International Multitech Co. Ltd.	8,000	17,473
Altek Corp.	13,000	14,745
Ambassador Hotel (The)	20,000	38,183
AmTRAN Technology Co. Ltd.	70,500	31,281
Apex International Co. Ltd.	15,000	18,795
Arcadyan Technology Corp.	11,000	65,821
Ardentec Corp.	39,092	100,529
ASE Technology Holding Co. Ltd.	233,000	1,128,470
Asia Cement Corp.	158,269	202,513
Asia Optical Co., Inc.	5,000	10,155
Asia Polymer Corp.	31,602	18,860
Asustek Computer, Inc.	47,000	621,948
AUO Corp.	502,400	284,139
Bank of Kaohsiung Co. Ltd. *	62,725	23,323
Basso Industry Corp.	9,000	11,713
BES Engineering Corp.	91,000	40,092
Bioteque Corp.	3,000	11,811
Bizlink Holding, Inc.	9,029	72,506
Brighton-Best International Taiwan, Inc.	17,000	17,954
Capital Securities Corp.	184,437	109,209
Catcher Technology Co. Ltd.	43,000	292,234
Cathay Financial Holding Co. Ltd.	393,170	592,762
Cathay Real Estate Development Co. Ltd.	70,000	46,479
Center Laboratories, Inc.	26,000	35,340
Chang Hwa Commercial Bank Ltd.	306,946	174,077
Chang Wah Electromaterials, Inc.	20,000	24,841
Chang Wah Technology Co. Ltd.	11,000	11,703
Channel Well Technology Co. Ltd.	4,000	9,936
Cheng Loong Corp.	82,000	75,073
Cheng Shin Rubber Industry Co. Ltd.	131,000	203,437
Cheng Uei Precision Industry Co. Ltd.	44,543	64,024
Chia Hsin Cement Corp.	22,440	12,200
Chin-Poon Industrial Co. Ltd.	36,000	52,251
China Airlines Ltd.	278,111	169,455
China Bills Finance Corp.	89,000	41,992
China Chemical & Pharmaceutical Co. Ltd.	19,000	13,536
China Development Financial Holding Corp. *	1,154,559	499,653
China General Plastics Corp.	28,665	16,212
China Man-Made Fiber Corp. *	115,018	26,092
China Metal Products	31,000	36,179
China Motor Corp.	22,478	91,307
China Petrochemical Development Corp. *	319,871	94,252
China Steel Corp.	813,800	605,198
Chipbond Technology Corp.	42,000	102,233
ChipMOS Technologies, Inc.	28,897	46,050
Chong Hong Construction Co. Ltd.	5,000	13,717
Chun Yuan Steel Industry Co. Ltd.	30,000	17,998
Chung Hwa Pulp Corp.	30,000	21,935
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	66,368
Clevo Co.	43,000	54,953
CMC Magnetics Corp. *	87,979	33,676
Co-Tech Development Corp.	6,000	10,930
Compal Electronics, Inc.	288,000	344,662
Compeq Manufacturing Co. Ltd.	109,000	266,340
Concord Securities Co. Ltd. *	37,000	19,076
	SHARES	VALUE†
Continental Holdings Corp.	42,000	$39,633
Coretronic Corp.	40,800	99,694
CTBC Financial Holding Co. Ltd.	1,475,280	1,493,558
CTCI Corp.	33,000	48,773
D-Link Corp.	50,640	29,352
DA CIN Construction Co. Ltd.	7,200	12,554
Da-Li Development Co. Ltd.	12,600	16,555
Darfon Electronics Corp.	17,000	33,093
Darwin Precisions Corp.	55,000	27,755
Depo Auto Parts Ind Co. Ltd.	12,000	85,491
Dimerco Express Corp.	8,000	22,548
Dyaco International, Inc.	8,114	7,834
Dynamic Holding Co. Ltd.	10,000	21,685
Dynapack International Technology Corp.	7,000	20,779
Edom Technology Co. Ltd.	10,000	7,343
Elite Advanced Laser Corp.	6,000	14,080
Elitegroup Computer Systems Co. Ltd. *	35,877	34,864
Ennoconn Corp.	6,116	66,695
ENNOSTAR, Inc. *	44,414	53,638
EnTie Commercial Bank Co. Ltd.	68,000	29,853
Eternal Materials Co. Ltd. *	42,300	41,370
Eva Airways Corp.	241,478	238,433
Everest Textile Co. Ltd. *	56,568	14,724
Evergreen Aviation Technologies Corp.	4,000	13,748
Evergreen International Storage & Transport Corp.	54,000	52,729
Evergreen Marine Corp. Taiwan Ltd.	74,583	410,162
EVERGREEN Steel Corp.	13,000	51,994
Everlight Chemical Industrial Corp.	56,000	34,471
Everlight Electronics Co. Ltd.	40,000	66,868
Excelsior Medical Co. Ltd.	12,127	36,529
Far Eastern Department Stores Ltd.	85,220	79,086
Far Eastern International Bank	283,151	126,077
Far Eastern New Century Corp.	266,338	275,047
Far EasTone Telecommunications Co. Ltd.	54,000	136,504
Farglory Land Development Co. Ltd.	26,721	48,260
Feng Hsin Steel Co. Ltd. *	14,000	31,015
First Financial Holding Co. Ltd.	578,210	498,652
First Steamship Co. Ltd. *	103,240	25,420
FIT Holding Co. Ltd.	9,000	12,121
Fitipower Integrated Technology, Inc.	5,600	47,245
FLEXium Interconnect, Inc.	24,000	68,767
Flytech Technology Co. Ltd.	5,000	12,249
Forcecon Tech Co. Ltd.	5,000	23,904
Formosa Advanced Technologies Co. Ltd.	20,000	22,685
Formosa Chemicals & Fibre Corp.	176,000	300,817
Formosa Laboratories, Inc.	8,000	27,247
Formosa Petrochemical Corp.	41,000	87,884
Formosa Plastics Corp.	183,000	389,404
Formosa Sumco Technology Corp.	5,000	25,700
Formosa Taffeta Co. Ltd.	49,000	33,837
Formosan Rubber Group, Inc.	18,072	13,694
Formosan Union Chemical	48,179	29,281
Foxconn Technology Co. Ltd.	58,127	118,239
Foxsemicon Integrated Technology, Inc.	4,000	37,433
FSP Technology, Inc.	8,000	14,223
Fu Hua Innovation Co. Ltd.	19,740	17,394
Fubon Financial Holding Co. Ltd.	493,217	1,068,006
Fulltech Fiber Glass Corp.	32,893	18,654
Fusheng Precision Co. Ltd.	2,000	14,717
G Shank Enterprise Co. Ltd.	10,589	24,187

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Gamania Digital Entertainment Co. Ltd.	6,000	$13,611
Gemtek Technology Corp.	47,000	50,226
General Interface Solution Holding Ltd.	24,000	44,995
Genius Electronic Optical Co. Ltd.	4,000	63,618
Getac Holdings Corp.	21,000	87,272
Giant Manufacturing Co. Ltd.	20,000	140,610
Gigabyte Technology Co. Ltd.	3,000	29,341
Global Brands Manufacture Ltd.	21,000	48,360
Global PMX Co. Ltd.	2,000	6,687
Gloria Material Technology Corp.	34,392	53,355
Goldsun Building Materials Co. Ltd.	82,973	97,742
Grand Pacific Petrochemical	119,612	48,961
Grape King Bio Ltd.	3,000	15,139
Great Wall Enterprise Co. Ltd.	44,330	79,924
Greatek Electronics, Inc.	16,000	31,147
Hannstar Board Corp.	38,929	76,876
HannStar Display Corp. *	35,000	11,702
HannsTouch Holdings Co. *	32,279	8,321
Hey Song Corp.	18,750	24,079
Highwealth Construction Corp.	84,966	107,523
Hiwin Technologies Corp.	16,000	139,485
Ho Tung Chemical Corp.	108,688	29,750
Holy Stone Enterprise Co. Ltd.	10,500	31,628
Hon Hai Precision Industry Co. Ltd.	800,068	3,887,405
Hong Pu Real Estate Development Co. Ltd.	20,000	18,592
Hong TAI Electric Industrial	13,000	12,735
Hota Industrial Manufacturing Co. Ltd.	13,000	20,838
Hsin Kuang Steel Co. Ltd.	13,000	25,225
Hu Lane Associate, Inc.	1,000	5,171
Hua Nan Financial Holdings Co. Ltd.	496,337	355,152
Huaku Development Co. Ltd.	7,000	27,450
Huang Hsiang Construction Corp.	8,000	11,224
Hung Ching Development & Construction Co. Ltd.	20,000	24,810
Hung Sheng Construction Ltd.	50,688	34,369
IBF Financial Holdings Co. Ltd. *	125,715	54,601
IEI Integration Corp.	8,000	20,548
Innolux Corp.	565,506	268,586
International CSRC Investment Holdings Co.	58,604	31,679
Inventec Corp.	132,282	241,802
ITEQ Corp.	15,000	41,902
Kenda Rubber Industrial Co. Ltd.	34,650	34,809
Kerry TJ Logistics Co. Ltd.	9,000	10,911
Kindom Development Co. Ltd.	46,200	59,259
King Yuan Electronics Co. Ltd.	86,100	285,175
King's Town Bank Co. Ltd.	90,000	145,109
Kinpo Electronics	138,000	65,543
Kinsus Interconnect Technology Corp.	28,000	86,528
KS Terminals, Inc.	14,000	30,578
Kung Long Batteries Industrial Co. Ltd.	3,000	13,124
Kuo Toong International Co. Ltd.	16,000	38,996
Kuo Yang Construction Co. Ltd. *	14,000	12,096
Kwong Lung Enterprise Co. Ltd.	12,000	22,835
L&K Engineering Co. Ltd.	16,397	115,791
Largan Precision Co. Ltd.	7,000	531,504
Lealea Enterprise Co. Ltd. *	83,200	23,787
Lelon Electronics Corp.	10,000	22,248
Lien Hwa Industrial Holdings Corp.	49,971	106,177
Lingsen Precision Industries Ltd.	41,000	30,875
Lite-On Technology Corp.	79,874	264,554
Longchen Paper & Packaging Co. Ltd.	92,459	42,035
Lumax International Corp. Ltd.	4,000	12,624
	SHARES	VALUE†
Lung Yen Life Service Corp. *	16,000	$20,198
Macronix International Co. Ltd.	131,171	109,229
Marketech International Corp.	5,000	25,466
MediaTek, Inc.	2,000	72,492
Mega Financial Holding Co. Ltd.	479,891	603,547
Mercuries & Associates Holding Ltd. *	50,184	19,758
Mercuries Life Insurance Co. Ltd. *	72,469	10,937
Merida Industry Co. Ltd.	15,000	99,598
Merry Electronics Co. Ltd.	9,000	33,324
Micro-Star International Co. Ltd.	31,000	161,764
Mirle Automation Corp.	6,000	8,812
Mitac Holdings Corp.	27,637	45,078
MOSA Industrial Corp.	8,656	6,315
Motech Industries, Inc.	17,000	15,006
MPI Corp.	6,000	57,087
Namchow Holdings Co. Ltd.	7,000	12,730
Nan Pao Resins Chemical Co. Ltd.	2,000	19,592
Nan Ya Plastics Corp.	290,000	499,289
Nan Ya Printed Circuit Board Corp.	11,000	68,055
Nanya Technology Corp.	117,000	247,135
Nichidenbo Corp.	6,000	11,099
Nuvoton Technology Corp.	9,000	34,871
O-Bank Co. Ltd.	91,943	28,528
Ocean Plastics Co. Ltd. *	9,000	9,786
Orient Semiconductor Electronics Ltd.	42,485	86,819
Oriental Union Chemical Corp.	16,000	8,999
Pan German Universal Motors Ltd.	2,000	19,810
Pan Jit International, Inc.	24,600	44,121
Pan-International Industrial Corp.	34,380	41,090
PChome Online, Inc. *	408	433
Pegatron Corp.	187,249	583,334
Phison Electronics Corp.	6,000	129,361
Pixart Imaging, Inc.	8,000	38,496
Pou Chen Corp.	169,133	191,575
Powerchip Semiconductor Manufacturing Corp. *	209,000	169,141
Powertech Technology, Inc.	49,000	307,748
President Securities Corp.	86,636	65,511
Primax Electronics Ltd.	25,000	67,024
Prince Housing & Development Corp.	77,970	25,703
Qisda Corp.	139,400	195,356
Quanta Storage, Inc.	13,000	39,768
Radiant Opto-Electronics Corp.	27,000	145,531
Radium Life Tech Co. Ltd. *	107,962	33,701
Rechi Precision Co. Ltd.	16,000	12,474
Rexon Industrial Corp. Ltd. *	13,000	20,188
Rich Development Co. Ltd. *	19,978	6,586
Ruentex Development Co. Ltd.	67,600	74,035
Ruentex Industries Ltd.	37,891	70,564
Sampo Corp.	31,600	29,227
San Fang Chemical Industry Co. Ltd.	13,000	11,963
Sanyang Motor Co. Ltd.	41,573	99,504
SDI Corp.	4,000	11,999
Sesoda Corp.	17,193	16,627
Shanghai Commercial & Savings Bank Ltd. (The)	233,618	352,214
ShenMao Technology, Inc.	10,000	19,904
Shih Wei Navigation Co. Ltd.	17,554	10,092
Shihlin Electric & Engineering Corp.	19,000	166,232
Shin Kong Financial Holding Co. Ltd. *	715,108	180,098
Shin Zu Shing Co. Ltd.	16,660	93,702
Shinkong Insurance Co. Ltd.	22,000	58,019
Shinkong Synthetic Fibers Corp.	108,151	53,056
Sigurd Microelectronics Corp.	42,694	96,051
Simplo Technology Co. Ltd.	9,000	126,970

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Sincere Navigation Corp.	27,810	$21,116
Sinon Corp.	37,000	45,204
SinoPac Financial Holdings Co. Ltd.	757,281	508,743
Soft-World International Corp.	4,000	17,811
Solar Applied Materials Technology Corp.	5,000	7,741
St. Shine Optical Co. Ltd.	5,000	29,606
Sunrex Technology Corp.	6,000	11,942
Supreme Electronics Co. Ltd.	40,000	92,490
Swancor Holding Co. Ltd.	5,000	19,607
Syncmold Enterprise Corp.	5,000	13,936
Synmosa Biopharma Corp.	14,000	17,301
Synnex Technology International Corp.	87,300	213,862
Systex Corp.	9,000	33,324
T3EX Global Holdings Corp.	4,000	12,074
TA Chen Stainless Pipe	105,444	122,236
TA-I Technology Co. Ltd.	6,000	8,887
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,343
Taichung Commercial Bank Co. Ltd.	248,058	132,154
TaiDoc Technology Corp.	7,000	34,121
Taiflex Scientific Co. Ltd.	25,740	37,480
Tainan Spinning Co. Ltd.	115,427	55,363
Taishin Financial Holding Co. Ltd.	752,263	421,926
Taiwan Business Bank	433,163	215,204
Taiwan Cement Corp.	380,971	377,358
Taiwan Cooperative Financial Holding Co. Ltd.	220,191	178,886
Taiwan Fertilizer Co. Ltd.	48,000	94,940
Taiwan FU Hsing Industrial Co. Ltd.	21,000	35,499
Taiwan Glass Industry Corp. *	81,321	43,578
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	141,080
Taiwan Navigation Co. Ltd.	22,000	23,716
Taiwan Paiho Ltd.	12,000	21,523
Taiwan PCB Techvest Co. Ltd.	28,000	38,277
Taiwan Sakura Corp.	6,000	15,767
Taiwan Semiconductor Co. Ltd.	5,000	11,749
Taiwan Shin Kong Security Co. Ltd.	10,100	12,955
Taiwan Styrene Monomer	23,000	9,666
Taiwan Surface Mounting Technology Corp.	21,518	70,934
Taiwan Union Technology Corp.	19,000	108,644
Tatung Co. Ltd. *	115,000	207,337
TCI Co. Ltd.	5,000	24,294
Teco Electric & Machinery Co. Ltd.	101,000	180,202
Test Research, Inc.	11,000	29,456
Thinking Electronic Industrial Co. Ltd.	4,000	20,748
Thye Ming Industrial Co. Ltd.	8,000	18,648
Ton Yi Industrial Corp.	82,000	36,640
Tong Hsing Electronic Industries Ltd.	12,870	59,115
Tong Yang Industry Co. Ltd.	41,921	163,736
Topco Scientific Co. Ltd.	8,115	55,404
Topkey Corp.	3,000	18,186
TPK Holding Co. Ltd.	34,000	39,202
Transcend Information, Inc.	10,000	27,778
Tripod Technology Corp.	25,000	159,748
TSRC Corp.	26,000	18,929
Tung Ho Steel Enterprise Corp.	58,290	124,946
TXC Corp.	16,000	57,244
TYC Brother Industrial Co. Ltd.	21,000	35,434
U-Ming Marine Transport Corp.	27,000	45,389
	SHARES	VALUE†
Unimicron Technology Corp.	29,000	$172,169
Union Bank of Taiwan	167,374	78,709
Unitech Printed Circuit Board Corp.	71,667	59,679
United Microelectronics Corp.	499,513	811,620
United Microelectronics Corp., ADR @	56,252	455,079
United Renewable Energy Co. Ltd.	24,000	8,549
Universal Cement Corp.	48,241	47,482
UPC Technology Corp.	80,916	33,501
USI Corp.	77,130	38,440
Vanguard International Semiconductor Corp.	34,000	90,090
Wafer Works Corp.	25,000	30,309
Wah Lee Industrial Corp.	21,420	75,296
Walsin Lihwa Corp.	176,211	205,924
Walsin Technology Corp.	28,000	97,552
Walton Advanced Engineering, Inc.	34,000	18,964
Wan Hai Lines Ltd.	58,000	79,741
Wei Chuan Foods Corp.	14,000	8,224
Weikeng Industrial Co. Ltd.	32,945	32,736
Win Semiconductors Corp.	16,000	72,742
Winbond Electronics Corp.	345,235	291,260
Wisdom Marine Lines Co. Ltd.	27,019	49,726
Wistron Corp.	166,431	626,648
Wistron NeWeb Corp.	6,429	31,037
WPG Holdings Ltd.	154,400	463,149
WT Microelectronics Co. Ltd.	34,360	161,045
Xxentria Technology Materials Corp.	5,000	11,499
Yageo Corp.	25,067	465,255
Yang Ming Marine Transport Corp.	143,000	197,050
YC INOX Co. Ltd.	27,763	21,774
Yem Chio Co. Ltd.	22,666	13,279
Yeong Guan Energy Technology Group Co. Ltd. *	7,000	11,461
YFY, Inc.	110,385	102,785
Yieh Phui Enterprise Co. Ltd.	55,151	26,280
Youngtek Electronics Corp.	12,000	27,072
Yuanta Financial Holding Co. Ltd.	724,621	681,522
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	23,177
Yulon Motor Co. Ltd.	54,247	115,601
YungShin Global Holding Corp.	7,000	10,521
Zeng Hsing Industrial Co. Ltd.	2,148	6,645
Zenitron Corp.	18,000	19,798
Zero One Technology Co. Ltd.	9,000	20,501
Zhen Ding Technology Holding Ltd.	62,000	242,161
Zinwell Corp. *	24,000	15,823
Zyxel Group Corp.	31,438	47,152
		39,042,456
Thailand — 1.8%
AP Thailand PCL	242,500	72,443
Bangchak Corp. PCL	112,900	137,692
Bangkok Bank PCL	48,500	184,762
Bangkok Bank PCL, NVDR	13,300	50,667
Bangkok Insurance PCL	2,100	17,209
Banpu PCL	429,750	64,779
Berli Jucker PCL	64,800	43,333
Cal-Comp Electronics Thailand PCL	310,479	21,103
Charoen Pokphand Foods PCL	322,300	160,764
GFPT PCL	33,300	11,134
Indorama Ventures PCL	93,600	61,310

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
IRPC PCL	633,100	$32,967
Kasikornbank PCL, NVDR	27,100	92,097
Kiatnakin Phatra Bank PCL	21,900	31,211
Krung Thai Bank PCL	204,575	94,193
Lanna Resources PCL	2,500	959
Precious Shipping PCL	41,900	8,785
Property Perfect PCL	1,000,115	7,127
Pruksa Holding PCL	88,800	28,231
PTT Exploration & Production PCL	101,100	415,622
PTT Global Chemical PCL	116,228	121,842
PTT PCL	883,900	811,529
Quality Houses PCL	338,800	20,428
Regional Container Lines PCL	17,100	8,576
Sansiri PCL	1,106,700	51,563
SC Asset Corp. PCL	188,600	19,228
SCB X PCL	48,100	150,282
Siam Cement PCL (The)	31,500	221,007
Siam City Cement PCL	4,100	15,731
Sino-Thai Engineering & Construction PCL	70,300	18,785
Somboon Advance Technology PCL	20,300	9,235
SPCG PCL	37,500	11,716
Star Petroleum Refining PCL *	80,000	19,294
Supalai PCL	139,400	80,612
Super Energy Corp. PCL *	759,200	6,242
Thai Oil PCL	78,877	127,003
Thai Stanley Electric PCL, NVDR	3,100	17,332
Thai Union Group PCL	210,500	83,075
Thanachart Capital PCL	17,800	25,124
Thitikorn PCL	10,500	1,453
Thoresen Thai Agencies PCL	37,800	6,786
TMBThanachart Bank PCL	1,537,072	76,669
TPI Polene PCL	676,600	25,219
TPI Polene Power PCL	179,000	16,189
WHA Corp. PCL	253,200	33,309
		3,514,617
Turkey — 1.2%
Akbank TAS	317,936	460,031
Alarko Holding AS	6,957	28,404
Albaraka Turk Katilim Bankasi AS *	137,184	18,500
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,359	67,153
Bera Holding AS	42,557	27,221
Dogan Sirketler Grubu Holding AS	84,330	34,926
Enka Insaat ve Sanayi AS	66,291	70,616
Eregli Demir ve Celik Fabrikalari TAS *	61,749	80,446
Gozde Girisim Sermayesi Yatirim Ortakligi AS *	21,608	15,372
KOC Holding AS *	57,667	362,799
Kordsa Teknik Tekstil AS *	3,698	9,843
Sekerbank Turk AS	136,606	17,535
TAV Havalimanlari Holding AS *	12,121	66,734
Tekfen Holding AS	16,364	20,863
Turk Hava Yollari AO *	44,707	411,732
Turkiye Garanti Bankasi AS	39,578	87,528
Turkiye Is Bankasi, Class C	548,127	190,392
Turkiye Sinai Kalkinma Bankasi AS *	82,882	21,714
Turkiye Sise ve Cam Fabrikalari AS	63,955	89,967
Turkiye Vakiflar Bankasi TAO, Class D *	49,462	22,612
Vestel Elektronik Sanayi ve Ticaret AS *	6,125	16,103
Yapi ve Kredi Bankasi AS *	184,720	157,121
Zorlu Enerji Elektrik Uretim AS *	148,541	26,097
		2,303,709
	SHARES	VALUE†
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	238,788	$546,210
Abu Dhabi National Hotels	190,238	33,466
AL Seer Marine Supplies & Equipment Co. LLC *	2,922	4,368
Aldar Properties PJSC	170,966	256,990
Amanat Holdings PJSC	112,633	33,125
Dana Gas PJSC	466,156	82,257
Deyaar Development PJSC *	130,763	28,807
Dubai Investments PJSC	191,176	119,217
Emaar Development PJSC	37,579	83,913
Emaar Properties PJSC	449,710	998,063
Emirates NBD Bank PJSC	135,476	638,229
EMSTEEL Building Materials PJSC *	143,669	58,293
Multiply Group PJSC *	159,273	97,153
RAK Properties PJSC	118,699	42,343
Ras Al Khaimah Ceramics	54,445	40,475
		3,062,909
United States — 0.0%
GCC SAB de CV	6,055	72,080
TOTAL COMMON STOCKS (Identified Cost $173,142,566)		195,817,594
PREFERRED STOCKS — 2.0%
Brazil — 1.9%
Banco ABC Brasil SA *	407	1,986
Banco ABC Brasil SA, 6.424%	11,680	56,427
Banco Bradesco SA, 7.809%	100,741	286,431
Banco do Estado do Rio Grande do Sul SA, Class B, 5.039%	14,808	39,416
Eucatex SA Industria e Comercio, 5.371%	3,800	13,070
Marcopolo SA, 6.211%	12,819	19,272
Petroleo Brasileiro SA, 8.536%	448,645	3,341,982
Randon SA Implementos e Participacoes, 4.520%	9,200	23,608
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.284%	26,592	53,074
		3,835,266
Colombia — 0.1%
Grupo Argos SA, 5.098%	12,517	36,529
Grupo de Inversiones Suramericana SA, 6.904%	4,895	23,479
		60,008
Philippines — 0.0%
Cebu Air, Inc., 6.000% *	12,909	7,853
India — 0.0%
Sundaram Clayton Ltd. *§	250	1,148
		1,148
TOTAL PREFERRED STOCKS (Identified Cost $2,409,237)		3,904,275
RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Grupo Casas Bahia SA 9/19/24 *	37,720	150
TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		150
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 5.010%	58,086	58,086

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%	$1,108,089	$1,108,089
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,166,175)		1,166,175
Total Investments — 101.0% (Identified Cost $176,717,978)		200,888,194
Liabilities in excess of Cash and Other Assets — (1.0%)		(1,981,263)
Net Assets — 100.0%		$198,906,931
†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2024 amounted to $4,137,340 or 2.08% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $2,581,736.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2024
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	21.8%
Metals & Mining	6.7%
Electronic Equipment, Instruments & Components	5.6%
Computers & Peripherals	4.0%
Automobiles	3.6%
Insurance	3.5%
Chemicals	3.4%
Broadline Retail	2.9%
Industrial Conglomerates	2.5%
Financial Services	2.1%

Country weightings as of March 31, 2024
(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	25.1%
India	20.5%
Taiwan	19.5%
Korea	12.9%
Brazil	5.3%
Mexico	3.2%
South Africa	2.5%
Thailand	1.8%
Indonesia	1.6%
Other	7.6%
100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Diversified REITs — 2.0%
American Assets Trust, Inc.	6,032	$132,161
Broadstone Net Lease, Inc.	17,587	275,588
CTO Realty Growth, Inc.	2,292	38,850
Empire State Realty Trust, Inc., Class A	11,500	116,495
Essential Properties Realty Trust, Inc.	16,085	428,826
Gladstone Commercial Corp.	3,518	48,689
Global Net Lease, Inc.	20,205	156,993
One Liberty Properties, Inc.	1,734	39,171
WP Carey, Inc.	22,561	1,273,343
		2,510,116
Health Care REITs — 9.1%
CareTrust REIT, Inc.	12,625	307,671
Community Healthcare Trust, Inc.	2,728	72,428
Diversified Healthcare Trust	9,600	23,616
Global Medical REIT, Inc.	5,127	44,861
Healthcare Realty Trust, Inc.	40,417	571,901
Healthpeak Properties, Inc.	73,979	1,387,106
LTC Properties, Inc.	3,972	129,130
Medical Properties Trust, Inc. @	62,813	295,221
National Health Investors, Inc.	4,520	283,992
Omega Healthcare Investors, Inc.	24,829	786,335
Sabra Health Care REIT, Inc.	23,956	353,830
Universal Health Realty Income Trust	1,361	49,962
Ventas, Inc.	41,144	1,791,410
Welltower, Inc.	58,080	5,426,995
		11,524,458
Hotel & Resort REITs — 3.3%
Apple Hospitality REIT, Inc.	22,630	370,679
Braemar Hotels & Resorts, Inc.	5,308	10,616
Chatham Lodging Trust	5,496	55,565
DiamondRock Hospitality Co.	21,586	207,442
Host Hotels & Resorts, Inc.	71,566	1,479,985
Park Hotels & Resorts, Inc.	21,582	377,469
Pebblebrook Hotel Trust	13,051	201,116
RLJ Lodging Trust	16,642	196,708
Ryman Hospitality Properties, Inc.	5,776	667,763
Service Properties Trust	17,100	115,938
Summit Hotel Properties, Inc.	10,209	66,461
Sunstone Hotel Investors, Inc.	19,867	221,318
Xenia Hotels & Resorts, Inc.	11,864	178,079
		4,149,139
Industrial REITs — 13.9%
Americold Realty Trust, Inc.	28,465	709,348
EastGroup Properties, Inc.	4,776	858,581
First Industrial Realty Trust, Inc.	13,467	707,556
Innovative Industrial Properties, Inc.	2,731	282,768
LXP Industrial Trust	29,881	269,527
Plymouth Industrial REIT, Inc.	4,195	94,387
Prologis, Inc.	93,834	12,219,063
Rexford Industrial Realty, Inc.	21,977	1,105,443
STAG Industrial, Inc.	18,604	715,138
Terreno Realty Corp.	9,469	628,742
		17,590,553
Office REITs — 5.1%
Alexandria Real Estate Equities, Inc.	16,903	2,178,966
Boston Properties, Inc.	15,522	1,013,742
Brandywine Realty Trust	17,917	86,001
City Office REIT, Inc.	5,176	26,967
COPT Defense Properties	11,717	283,200
Cousins Properties, Inc.	15,801	379,856
Douglas Emmett, Inc.	17,191	238,439
Easterly Government Properties, Inc.	9,677	111,382
	SHARES	VALUE†
Equity Commonwealth *	10,996	$207,604
Highwoods Properties, Inc.	10,951	286,697
Hudson Pacific Properties, Inc.	12,646	81,567
JBG SMITH Properties	9,420	151,191
Kilroy Realty Corp.	11,414	415,812
NET Lease Office Properties	1,572	37,414
Office Properties Income Trust @	3,570	7,283
Orion Office REIT, Inc.	6,753	23,703
Paramount Group, Inc.	17,848	83,707
Piedmont Office Realty Trust, Inc., Class A	10,998	77,316
SL Green Realty Corp.	6,602	363,968
Vornado Realty Trust	16,470	473,842
		6,528,657
Residential REITs — 14.4%
American Homes 4 Rent, Class A	33,533	1,233,344
Apartment Income REIT Corp.	15,754	511,532
Apartment Investment & Management Co., Class A *	13,592	111,318
AvalonBay Communities, Inc.	14,441	2,679,672
Bluerock Homes Trust, Inc.	412	6,992
BRT Apartments Corp.	400	6,720
Camden Property Trust	10,884	1,070,986
Centerspace	1,825	104,281
Clipper Realty, Inc.	1,167	5,637
Elme Communities	10,445	145,394
Equity LifeStyle Properties, Inc.	18,025	1,160,810
Equity Residential	36,829	2,324,278
Essex Property Trust, Inc.	6,528	1,598,120
Independence Realty Trust, Inc.	23,042	371,667
Invitation Homes, Inc.	62,551	2,227,441
Mid-America Apartment Communities, Inc.	11,869	1,561,723
NexPoint Residential Trust, Inc.	2,449	78,833
Sun Communities, Inc.	12,654	1,627,051
UDR, Inc.	31,819	1,190,349
UMH Properties, Inc.	5,369	87,193
Veris Residential, Inc.	8,319	126,532
		18,229,873
Retail REITs — 14.4%
Acadia Realty Trust	9,876	167,991
Agree Realty Corp.	9,877	564,174
Alexander's, Inc.	303	65,793
Brixmor Property Group, Inc.	30,987	726,645
Federal Realty Investment Trust	7,623	778,461
Getty Realty Corp.	4,639	126,877
InvenTrust Properties Corp.	6,885	177,013
Kimco Realty Corp.	68,686	1,346,932
Kite Realty Group Trust	22,840	495,171
Macerich Co. (The)	22,113	381,007
NETSTREIT Corp. @	6,691	122,914
NNN REIT, Inc.	18,574	793,853
Phillips Edison & Co., Inc.	12,315	441,739
Realty Income Corp.	85,517	4,626,470
Regency Centers Corp.	17,903	1,084,206
Retail Opportunity Investments Corp.	13,055	167,365
Saul Centers, Inc.	1,365	52,539
Simon Property Group, Inc.	33,130	5,184,514
SITE Centers Corp.	19,341	283,345
Tanger, Inc.	10,913	322,261
Urban Edge Properties	12,189	210,504
Whitestone REIT	4,996	62,700
		18,182,474
Specialized REITs — 37.2%
American Tower Corp.	47,488	9,383,154
Crown Castle, Inc.	44,521	4,711,657

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialized REITs (Continued)
CubeSmart	23,005	$1,040,286
Digital Realty Trust, Inc.	31,814	4,582,489
EPR Properties	7,762	329,497
Equinix, Inc.	9,669	7,980,116
Esc War Ind *§	9,141	—
Extra Space Storage, Inc.	21,511	3,162,117
Four Corners Property Trust, Inc.	9,280	227,082
Gaming and Leisure Properties, Inc.	27,527	1,268,169
Global Self Storage, Inc.	997	4,437
Iron Mountain, Inc.	30,174	2,420,256
Lamar Advertising Co., Class A	9,074	1,083,526
National Storage Affiliates Trust	8,178	320,250
Outfront Media, Inc.	15,691	263,452
Public Storage	16,087	4,666,195
SBA Communications Corp.	11,120	2,409,704
Uniti Group, Inc.	20,375	120,212
VICI Properties, Inc.	105,639	3,146,986
		47,119,585
TOTAL COMMON STOCKS (Identified Cost $71,908,003)		125,834,855
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 5.01%	502,523	502,523
Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.340%	232,197	232,197
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $734,720)		734,720
Total Investments — 100.0% (Identified Cost $72,642,723)		126,569,575
Liabilities in excess of Cash and Other Assets — 0.0%		(13,885)
Net Assets — 100.0%		$126,555,690
†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2024, the fair value of the securities on loan was $418,757.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2024

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Retail REITs	14.5%
Industrial REITs	14.0%
Telecom Tower REITs	13.1%
Data Center REITs	10.0%
Multi-Family Residential REITs	9.4%
Health Care REITs	9.2%
Self Storage REITs	7.3%
Other Specialized REITs	7.0%
Office REITs	5.2%
Other	10.3%
100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2024 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Others — 99.9%
SA Emerging Markets Value Fund €	151,363	$1,521,196
SA Global Fixed Income Fund €	384,471	3,414,099
SA International Value Fund €	346,661	4,645,263
SA Real Estate Securities Fund €	62,548	681,770
SA U.S. Core Market Fund €	118,588	3,871,908
SA U.S. Fixed Income Fund €	300,649	2,868,196
SA U.S. Small Company Fund €	55,680	1,566,841
SA U.S. Value Fund €	178,244	3,964,139
		22,533,412
TOTAL MUTUAL FUNDS (Identified Cost $19,380,004)		22,533,412
Total Investments — 99.9% (Identified Cost $19,380,004)		22,533,412
Cash and Other Assets, Less Liabilities — 0.1%		15,201
Net Assets — 100.0%		$22,548,613
†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated Buckingham Strategic Partners, LLC (the “Adviser”) as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has approved procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the valuation designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited) (Continued)

different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2024, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2024
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	55,994,870	$—		$55,994,870
Corporate Bonds and Notes	—	103,759,403	—		103,759,403
U.S. Government and Agency Obligations	—	300,533,147	—		300,533,147
Short-Term Investments	6,937,364	—	—		6,937,364
Total Investments	$6,937,364	460,287,420	$—		$467,224,784
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$579,885,486	$—		$579,885,486
Short-Term Investments	20,290,156	—	—		20,290,156
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,491,060	—		2,491,060
Total Investments	$20,290,156	$582,376,546	$—		$602,666,702
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,459,302)	$—		$(1,459,302)
SA U.S. Core Market Fund
Assets
Common Stocks	$661,885,712	$—	$0	†	$661,885,712
Mutual Funds	27,224,550	—	—		27,224,550
Short-Term Investments	1,145,354	—	—		1,145,354
Total Investments	$690,255,616	$—	$0		$690,255,616

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2024
SA U.S. Value Fund
Assets
Common Stocks	$579,861,995	$—	$—		$579,861,995
Short-Term Investments	1,269,039	—	—		1,269,039
Total Investments	$581,131,034	$—	$—		$581,131,034
SA U.S. Small Company Fund
Assets
Common Stocks	$326,173,599	$976	$27,987	†	$326,202,562
Preferred Stocks	28,543	—	—		28,543
Short-Term Investments	1,817,443	—	—		1,817,443
Total Investments	$328,019,585	$976	$27,987		$328,048,548
SA International Value Fund
Assets
Common Stocks	$556,533,489	$—	$—		$556,533,489
Preferred Stocks	4,834,013	—	—		4,834,013
Short-Term Investments	56,124,565	—	—		56,124,565
Total Investments	$617,492,067	$—	$—		$617,492,067
SA International Small Company Fund
Assets
Mutual Funds	$255,983,353	$—	$—		$255,983,353
Total Investments	$255,983,353	$—	$—		$255,983,353
SA Emerging Markets Value Fund
Assets
Common Stocks	$195,802,484	$6,314	$8,795	†	$195,817,594
Preferred Stocks	3,904,127	—	1,148		3,904,275
Rights and Warrants	150	—	—		150
Short-Term Investments	1,166,175	—	—		1,166,175
Total Investments	$200,872,936	$6,314	$9,943		$200,888,194
SA Real Estate Securities Fund
Assets
Common Stocks	$125,834,855	$—	$0	†	$125,834,855
Short-Term Investments	734,720	—	—		734,720
Total Investments	$126,569,575	$—	$0		$126,569,575
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,533,412	$—	$—		$22,533,412
Total Investments	$22,533,412	$—	$—		$22,533,412

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited) (Continued)

† Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of March 31, 2024, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$7,122,355	$2,149,100	$5,118,613	$7,267,713
SA U.S Core Market Fund	674,493	106,741	583,157	689,898
SA U.S. Value Fund	640,242	—	652,685	652,685
SA U.S. Small Company Fund	5,795,478	1,297,674	4,627,576	5,925,250
SA International Value Fund	84,177,266	55,692,597	32,123,500	87,816,097
SA Emerging Markets Value Fund	2,581,736	1,108,089	1,620,746	2,728,835
SA Real Estate Securities Fund	418,757	232,197	201,625	433,822

* The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2024
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$2,149,100	$—	$—	$—	$2,149,100
Total Borrowings	$2,149,100	$—	$—	$—	$2,149,100
Gross amount of recognized liabilities for securities lending transactions					$2,149,100

SA U.S. Core Market Fund
Government Money Market	$106,741	$—	$—	$—	$106,741
Total Borrowings	$106,741	$—	$—	$—	$106,741
Gross amount of recognized liabilities for securities lending transactions					$106,741

SA U.S. Small Company Fund
Government Money Market	$1,297,674	$—	$—	$—	$1,297,674
Total Borrowings	$1,297,674	$—	$—	$—	$1,297,674
Gross amount of recognized liabilities for securities lending transactions					$1,297,674

SA International Value Fund
Government Money Market	$55,692,597	$—	$—	$—	$55,692,597
Total Borrowings	$55,692,597	$—	$—	$—	$55,692,597
Gross amount of recognized liabilities for securities lending transactions					$55,692,597

SA Emerging Markets Value Fund
Government Money Market	$1,108,089	$—	$—	$—	$1,108,089
Total Borrowings	$1,108,089	$—	$—	$—	$1,108,089
Gross amount of recognized liabilities for securities lending transactions					$1,108,089

SA Real Estate Securities Fund
Government Money Market	$232,197	$—	$—	$—	$232,197
Total Borrowings	$232,197	$—	$—	$—	$232,197
Gross amount of recognized liabilities for securities lending transactions					$232,197
(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS
NOTES TO FINANCIAL STATEMENTS – March 31, 2024 (Unaudited)

Federal Income Tax — At March 31, 2024, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$467,308,999	$319,567	$(403,782)	$(84,215)
SA Global Fixed Income Fund	603,531,008	2,882,535	(5,206,143)	(2,323,608)
SA U.S. Core Market Fund	133,370,065	557,745,145	(859,594)	556,885,551
SA U.S. Value Fund	310,397,100	281,354,445	(10,620,511)	270,733,934
SA U.S. Small Company Fund	165,783,924	171,032,078	(8,767,454)	162,264,624
SA International Value Fund	483,535,488	164,177,655	(30,221,076)	133,956,579
SA International Small Company Fund	131,817,748	124,165,605	—	124,165,605
SA Emerging Markets Value Fund	176,717,978	55,351,950	(31,181,734)	24,170,216
SA Real Estate Securities Fund	72,642,723	57,993,113	(4,066,261)	53,926,852
SA Worldwide Moderate Growth	19,380,004	3,153,408	—	3,153,408

International Small Company Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,823,526,483
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,924,088,835
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,569,719,363
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,322,586,392
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,270,674,193
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,910,595,266
	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.258% (Cost $110,089,918)	110,089,918	110,089,918
TOTAL INVESTMENTS — (100.0%) (Cost $10,185,065,945)^^		$12,020,685,184
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of March 31, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	412	06/21/24	$107,135,719	$109,355,100	$2,219,381
Total Futures Contracts			$107,135,719	$109,355,100	$2,219,381

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,910,595,266	—	—	$11,910,595,266
Temporary Cash Investments	110,089,918	—	—	110,089,918
Futures Contracts**	2,219,381	—	—	2,219,381
TOTAL	$12,022,904,565	—	—	$12,022,904,565
**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2024, the Fund consisted of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this report. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

FEDERAL TAX COST

At March 31, 2024, the total cost of securities for federal income tax purposes was $7,950,190.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.1%)
	Akatsuki, Inc.	44,200	$739,415
*	AlphaPolis Co. Ltd.	9,200	124,153
#	Amuse, Inc.	37,300	377,297
	Asahi Broadcasting Group Holdings Corp.	3,600	15,475
	Asahi Net, Inc.	109,100	458,748
	Ateam, Inc.	2,100	8,839
*	Atrae, Inc.	41,000	120,091
#	Avex, Inc.	200,700	1,700,231
*	Bank of Innovation, Inc.	6,200	183,196
# *	Bengo4.com, Inc.	43,000	951,320
#	Broadmedia Corp.	7,321	60,320
#	Bushiroad, Inc.	22,000	56,078
	Carta Holdings, Inc.	15,800	163,756
*	CAVE Interactive Co. Ltd.	12,500	147,465
#	Ceres, Inc.	15,900	184,115
	COLOPL, Inc.	224,600	915,790
*	COOKPAD, Inc.	190,600	170,558
	Daiichikosho Co. Ltd.	281,900	3,569,125
# *	DeNA Co. Ltd.	394,600	3,901,610
#	Digital Holdings, Inc.	46,900	339,741
	Direct Marketing MiX, Inc.	37,400	77,887
# *	Drecom Co. Ltd.	3,500	24,037
	Fibergate, Inc.	43,400	329,514
	Freebit Co. Ltd.	65,800	666,553
*	GA Technologies Co. Ltd.	52,800	594,951
	Gakken Holdings Co. Ltd.	132,500	813,820
# *	giftee, Inc.	103,700	920,562
	Gree, Inc.	227,000	722,184
	GungHo Online Entertainment, Inc.	267,600	4,282,632
	IG Port, Inc.	8,200	362,512
	Imagica Group, Inc.	86,800	388,018
	i-mobile Co. Ltd.	98,800	262,755
	Infocom Corp.	143,100	2,528,076
	Intage Holdings, Inc.	55,400	579,072
#	IPS, Inc.	23,400	390,348
#	ITmedia, Inc.	56,800	670,949
# *	Japan Communications, Inc.	832,400	1,129,852
	Kakaku.com, Inc.	200,300	2,429,914
#	Kamakura Shinsho Ltd.	75,700	358,937
# *	KLab, Inc.	174,300	416,942
	LIFULL Co. Ltd.	392,800	437,541
	Macromill, Inc.	238,997	1,223,412
	MarkLines Co. Ltd.	72,900	1,633,952
	Marvelous, Inc.	161,100	738,586
#	Members Co. Ltd.	48,200	287,459
	MIXI, Inc.	233,000	4,032,260
	Okinawa Cellular Telephone Co.	157,500	3,713,384
	Oricon, Inc.	23,100	130,526
#	Port, Inc.	27,900	400,538
*	PR Times Corp.	15,200	206,123
	Proto Corp.	156,700	1,456,596
# *	Sharingtechnology, Inc.	47,800	159,707
	SKY Perfect JSAT Holdings, Inc.	897,900	6,121,130

The Japanese Small Company Series

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Synchro Food Co. Ltd.	20,000	$80,273
#	Toei Co. Ltd.	27,000	685,088
#	Tohokushinsha Film Corp.	94,800	871,063
	Tow Co. Ltd.	59,400	150,537
	TV Asahi Holdings Corp.	100,500	1,387,303
	Tv Tokyo Holdings Corp.	59,200	1,159,804
	U-Next Holdings Co. Ltd.	100,100	3,429,889
	ValueCommerce Co. Ltd.	97,800	690,959
# *	V-Cube, Inc.	76,200	131,555
#	Vector, Inc.	174,200	1,351,207
*	Vision, Inc.	211,100	1,709,317
	Wowow, Inc.	28,700	214,143
	Zenrin Co. Ltd.	196,650	1,106,756
	ZIGExN Co. Ltd.	276,100	1,099,622
TOTAL COMMUNICATION SERVICES			66,745,568
CONSUMER DISCRETIONARY — (14.8%)
	&Do Holdings Co. Ltd.	59,500	493,527
	AB&Company Co. Ltd.	2,500	15,621
	Adastria Co. Ltd.	140,240	3,562,785
#	Adventure, Inc.	13,900	336,444
#	Aeon Fantasy Co. Ltd.	44,432	698,405
	Aeon Kyushu Co. Ltd.	2,500	50,675
#	Ahresty Corp.	107,300	587,321
	Ainavo Holdings Co. Ltd.	5,600	48,139
#	Airtrip Corp.	89,900	968,858
#	Aisan Industry Co. Ltd.	208,600	2,329,615
*	Akebono Brake Industry Co. Ltd.	574,900	548,372
	Alleanza Holdings Co. Ltd.	77,800	536,466
#	Alpen Co. Ltd.	94,700	1,256,526
#	Alpha Corp.	31,700	349,680
	Amiyaki Tei Co. Ltd.	26,114	898,720
	AOKI Holdings, Inc.	210,400	1,556,512
	Aoyama Trading Co. Ltd.	217,900	2,413,073
	Arata Corp.	171,200	3,640,036
	ARCLANDS Corp.	242,776	2,836,169
	Asahi Co. Ltd.	99,500	874,632
#	Ashimori Industry Co. Ltd.	26,599	471,730
	ASKUL Corp.	227,500	3,312,604
*	Asti Corp.	17,700	396,771
	Aucnet, Inc.	68,500	1,099,554
#	Autobacs Seven Co. Ltd.	419,500	4,381,906
#	Avantia Co. Ltd.	53,900	305,797
#	Baroque Japan Ltd.	12,200	61,253
	Beauty Garage, Inc.	44,600	675,221
#	Beenos, Inc.	32,700	448,720
#	Belluna Co. Ltd.	282,400	1,146,752
	Bic Camera, Inc.	452,100	3,829,877
#	Bookoff Group Holdings Ltd.	66,600	636,124
#	BuySell Technologies Co. Ltd.	6,200	122,288
#	Casio Computer Co. Ltd.	142,600	1,231,583
#	Central Automotive Products Ltd.	80,500	3,068,626
#	Central Sports Co. Ltd.	39,686	654,720
#	Chikaranomoto Holdings Co. Ltd.	69,100	729,280
	Chiyoda Co. Ltd.	108,500	636,021
	Chofu Seisakusho Co. Ltd.	107,200	1,527,994
#	Choushimaru Co. Ltd.	17,200	231,343
#	Chuo Spring Co. Ltd.	75,100	519,991
	Cleanup Corp.	117,400	608,775

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Colowide Co. Ltd.	352,100	$5,000,573
	Corona Corp.	95,400	606,236
#	Create Restaurants Holdings, Inc.	694,000	4,734,110
#	Curves Holdings Co. Ltd.	235,700	1,242,254
	Daido Metal Co. Ltd.	224,100	994,544
#	Daikoku Denki Co. Ltd.	45,800	1,218,585
	Daikyonishikawa Corp.	227,800	1,167,170
	Daimaruenawin Co. Ltd.	3,400	31,732
	Dainichi Co. Ltd.	38,700	179,612
	DCM Holdings Co. Ltd.	650,800	6,294,652
# *	DD GROUP Co. Ltd.	54,300	449,577
*	Demae-Can Co. Ltd.	74,500	160,907
#	Doshisha Co. Ltd.	130,800	1,804,170
	Doutor Nichires Holdings Co. Ltd.	182,986	2,483,243
#	Eagle Industry Co. Ltd.	162,900	1,966,617
#	EAT & Holdings Co. Ltd.	35,300	471,203
#	EDION Corp.	489,800	4,930,213
#	ES-Con Japan Ltd.	79,700	535,245
#	Eslead Corp.	47,700	1,092,723
#	Exedy Corp.	175,800	3,524,454
	FCC Co. Ltd.	211,800	3,083,671
	Felissimo Corp.	20,600	125,207
	First Juken Co. Ltd.	17,300	134,931
	FJ Next Holdings Co. Ltd.	106,600	971,928
	Food & Life Cos. Ltd.	509,300	9,774,302
	Foster Electric Co. Ltd.	105,500	857,786
	Fuji Corp.	72,800	875,731
	Fuji Corp. Ltd.	159,600	789,405
#	Fuji Kyuko Co. Ltd.	111,399	2,880,863
	Fujibo Holdings, Inc.	61,600	1,778,153
	Fujikura Composites, Inc.	104,700	972,919
*	Fujio Food Group, Inc.	29,800	274,201
	Fujishoji Co. Ltd.	33,900	303,024
*	Fujita Kanko, Inc.	37,400	1,800,429
#	Fujitsu General Ltd.	216,500	2,680,538
	FuKoKu Co. Ltd.	66,400	813,660
#	Furukawa Battery Co. Ltd.	88,000	588,816
#	Furyu Corp.	106,600	890,155
	Futaba Industrial Co. Ltd.	299,600	2,331,195
	Gakkyusha Co. Ltd.	49,300	687,020
#	Gamecard-Joyco Holdings, Inc.	10,400	182,365
	Genki Sushi Co. Ltd.	62,100	1,304,442
	Geo Holdings Corp.	148,000	1,857,875
	Gift Holdings, Inc.	50,500	1,173,796
#	GLOBERIDE, Inc.	103,298	1,373,999
	Greens Co. Ltd.	41,000	650,856
	GSI Creos Corp.	63,184	991,689
	G-Tekt Corp.	135,700	1,899,537
	Gunze Ltd.	90,200	3,236,126
	Hagihara Industries, Inc.	76,000	821,640
	Hamee Corp.	36,200	307,338
	Handsman Co. Ltd.	43,500	284,611
#	Happinet Corp.	97,600	1,960,045
	Hard Off Corp. Co. Ltd.	58,800	654,374
#	Heiwa Corp.	327,400	4,281,688
	Hiday Hidaka Corp.	76,100	1,347,850
	HI-LEX Corp.	123,580	1,390,218
#	Himaraya Co. Ltd.	16,100	97,245
# *	HIS Co. Ltd.	52,200	656,268

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	H-One Co. Ltd.	100,900	$464,020
	Honeys Holdings Co. Ltd.	113,140	1,295,938
	Hoosiers Holdings Co. Ltd.	207,900	1,509,570
	Hotland Co. Ltd.	58,200	764,458
	I K K Holdings, Inc.	13,700	75,149
#	IBJ, Inc.	117,900	422,461
	Ichibanya Co. Ltd.	188,090	1,489,559
	Ichikoh Industries Ltd.	194,100	699,964
	IDOM, Inc.	310,800	2,144,518
#	Imasen Electric Industrial	37,400	157,562
# *	Istyle, Inc.	336,598	1,157,114
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	134,900	3,094,585
*	Jade Group, Inc.	52,000	930,101
	JANOME Corp.	95,700	433,568
	Japan Wool Textile Co. Ltd.	306,800	2,947,778
	JINS Holdings, Inc.	75,900	2,149,998
# *	Joban Kosan Co. Ltd.	40,199	323,803
#	Joshin Denki Co. Ltd.	106,200	1,617,758
	Joyful Honda Co. Ltd.	166,500	2,394,892
	JP-Holdings, Inc.	305,200	1,076,957
	JVCKenwood Corp.	904,200	5,564,080
# *	Kappa Create Co. Ltd.	61,700	656,714
	Kawai Musical Instruments Manufacturing Co. Ltd.	34,500	818,555
	KeyHolder, Inc.	3,600	22,340
#	KFC Holdings Japan Ltd.	88,100	2,546,846
#	King Co. Ltd.	54,100	253,617
	Kintetsu Department Store Co. Ltd.	24,100	377,396
#	Ki-Star Real Estate Co. Ltd.	50,899	1,261,092
*	KNT-CT Holdings Co. Ltd.	18,900	169,270
	Kohnan Shoji Co. Ltd.	146,300	4,219,422
	Kojima Co. Ltd.	172,500	931,323
	Komatsu Matere Co. Ltd.	174,599	888,503
#	KOMEDA Holdings Co. Ltd.	283,300	5,046,313
#	Komehyo Holdings Co. Ltd.	40,300	1,025,763
#	Komeri Co. Ltd.	191,100	4,357,209
#	Konaka Co. Ltd.	129,706	346,692
	Koshidaka Holdings Co. Ltd.	239,400	1,479,337
#	Kotobukiya Co. Ltd.	5,400	65,811
*	Kourakuen Holdings Corp.	5,400	48,454
#	K's Holdings Corp.	621,900	5,348,057
	KU Holdings Co. Ltd.	115,500	881,538
	Kura Sushi, Inc.	20,900	646,538
	Kurabo Industries Ltd.	91,800	2,111,286
	Kushikatsu Tanaka Holdings Co.	17,400	194,127
	KYB Corp.	102,100	3,464,632
#	Kyoritsu Maintenance Co. Ltd.	360,800	8,261,099
	LEC, Inc.	142,200	1,080,982
#	LITALICO, Inc.	113,600	1,574,544
	Look Holdings, Inc.	37,100	644,694
	Mamiya-Op Co. Ltd.	1,800	19,517
#	Mars Group Holdings Corp.	63,900	1,382,320
#	Maruzen CHI Holdings Co. Ltd.	101,100	221,222
#	Matsuoka Corp.	6,800	70,467
	Matsuya Co. Ltd.	57,000	403,704
#	Matsuyafoods Holdings Co. Ltd.	13,800	513,781
	Media Do Co. Ltd.	47,900	474,075
#	Meiwa Estate Co. Ltd.	73,200	510,208
# *	Mercari, Inc.	641,700	8,202,545

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Mikuni Corp.	134,100	$426,476
#	Mitsuba Corp.	178,488	1,932,771
	Mizuno Corp.	105,600	4,409,411
	Monogatari Corp.	184,000	5,649,891
	Morito Co. Ltd.	107,800	1,084,390
#	MrMax Holdings Ltd.	137,925	573,136
	Murakami Corp.	31,800	1,069,201
	Musashi Seimitsu Industry Co. Ltd.	278,800	3,113,856
#	Nafco Co. Ltd.	54,200	924,968
	Nagase Brothers, Inc.	8,600	110,256
#	Nagawa Co. Ltd.	31,800	1,601,334
#	Nakayamafuku Co. Ltd.	41,800	100,852
#	New Art Holdings Co. Ltd.	36,134	416,107
#	Nextage Co. Ltd.	222,300	4,209,637
	NHK Spring Co. Ltd.	974,587	9,683,187
	Nichirin Co. Ltd.	61,160	1,499,596
#	Nihon House Holdings Co. Ltd.	222,000	510,949
	Nihon Plast Co. Ltd.	48,300	176,277
	Nihon Tokushu Toryo Co. Ltd.	75,300	723,188
	Nihon Trim Co. Ltd.	5,000	124,074
	Nippon Felt Co. Ltd.	84,000	240,327
	Nippon Seiki Co. Ltd.	274,900	2,782,404
	Nishikawa Rubber Co. Ltd.	38,500	539,106
	Nishimatsuya Chain Co. Ltd.	228,700	3,636,058
#	Nissan Shatai Co. Ltd.	359,300	2,470,840
#	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	652,786
	NITTAN Corp.	22,400	55,429
	Nojima Corp.	379,300	4,230,849
	NOK Corp.	170,680	2,345,573
	NPR-RIKEN Corp.	125,398	2,560,888
#	Ohashi Technica, Inc.	67,600	732,447
#	Ohsho Food Service Corp.	67,800	3,459,915
	Onward Holdings Co. Ltd.	561,800	1,993,687
#	Ootoya Holdings Co. Ltd.	7,200	248,476
	Ozu Corp.	22,200	258,240
	Pacific Industrial Co. Ltd.	252,000	2,797,871
	PAL GROUP Holdings Co. Ltd.	248,700	4,230,260
	PALTAC Corp.	69,800	1,855,842
#	Paris Miki Holdings, Inc.	8,700	23,851
*	PIA Corp.	1,700	35,894
	Piolax, Inc.	163,900	2,873,535
	Press Kogyo Co. Ltd.	533,100	2,482,469
#	Pressance Corp.	111,400	1,303,742
	QB Net Holdings Co. Ltd.	12,680	102,658
#	Raccoon Holdings, Inc.	102,800	416,798
#	Renaissance, Inc.	3,500	23,433
#	Resorttrust, Inc.	477,064	8,162,529
#	Rhythm Co. Ltd.	34,000	871,562
	Riberesute Corp.	29,600	156,318
#	Ride On Express Holdings Co. Ltd.	36,600	252,829
# *	Right On Co. Ltd.	84,225	231,676
#	Ringer Hut Co. Ltd.	28,700	437,483
#	Riso Kyoiku Co. Ltd.	635,500	925,010
	Rock Field Co. Ltd.	94,800	1,071,177
	Roland Corp.	53,600	1,635,463
	Round One Corp.	1,154,900	5,979,385
	Royal Holdings Co. Ltd.	94,100	1,538,293
	Sac's Bar Holdings, Inc.	104,150	599,585
	Saizeriya Co. Ltd.	124,500	4,253,153

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	San Holdings, Inc.	119,800	$835,200
	Sangetsu Corp.	272,850	5,963,830
	Sankyo Seiko Co. Ltd.	232,800	1,154,705
	Sanoh Industrial Co. Ltd.	149,500	1,127,889
	Sanyo Shokai Ltd.	49,499	896,189
	Scroll Corp.	181,700	1,141,780
	Seiko Group Corp.	157,081	4,232,909
#	Seiren Co. Ltd.	255,600	4,650,248
# *	Senshukai Co. Ltd.	174,600	346,162
	Seria Co. Ltd.	248,224	4,906,993
	SFP Holdings Co. Ltd.	20,400	258,923
	Shikibo Ltd.	62,826	474,280
# *	Shin-Nihon Tatemono Co. Ltd.	44,800	188,812
	Shoei Co. Ltd.	297,700	4,499,949
*	Snow Peak, Inc.	115,900	956,018
	SNT Corp.	108,200	201,899
	Soft99 Corp.	84,400	833,008
	Sotoh Co. Ltd.	49,100	230,157
	SPK Corp.	48,600	660,433
#	Sprix, Inc.	34,300	183,956
#	SRS Holdings Co. Ltd.	48,900	371,307
	St. Marc Holdings Co. Ltd.	38,900	546,564
	Step Co. Ltd.	60,800	794,701
#	Suminoe Textile Co. Ltd.	8,200	140,797
	Sumitomo Riko Co. Ltd.	195,698	1,731,204
#	Suncall Corp.	115,600	369,570
#	Syuppin Co. Ltd.	120,000	935,840
	T RAD Co. Ltd.	24,400	633,687
	Tachikawa Corp.	63,600	621,353
#	Tachi-S Co. Ltd.	168,040	2,212,288
	Taiho Kogyo Co. Ltd.	91,001	561,611
#	Take & Give Needs Co. Ltd.	34,268	250,791
#	Tama Home Co. Ltd.	86,300	2,558,711
	Tamron Co. Ltd.	108,600	4,827,320
	Tbk Co. Ltd.	133,900	335,233
	Tear Corp.	53,700	162,594
	Temairazu, Inc.	8,400	179,075
#	T-Gaia Corp.	131,100	1,763,465
	Tigers Polymer Corp.	61,000	451,887
	Toa Corp.	130,515	999,500
	Tokai Rika Co. Ltd.	313,100	5,372,695
	Token Corp.	41,850	2,915,239
	Tokyo Base Co. Ltd.	18,400	36,667
	Tokyo Individualized Educational Institute, Inc.	72,245	205,421
#	Tokyotokeiba Co. Ltd.	92,300	2,732,358
	Tomy Co. Ltd.	510,693	9,326,250
	Topre Corp.	212,700	3,615,574
#	Toridoll Holdings Corp.	166,400	4,544,054
	Torikizoku Holdings Co. Ltd.	35,900	1,122,328
#	Tosho Co. Ltd.	71,600	337,221
	Toyo Tire Corp.	58,500	1,105,448
	Toyoda Gosei Co. Ltd.	14,800	326,424
#	TPR Co. Ltd.	130,462	2,033,278
#	Treasure Factory Co. Ltd.	55,300	538,367
	TS Tech Co. Ltd.	453,286	5,763,786
	TSI Holdings Co. Ltd.	271,495	1,410,012
#	Tsuburaya Fields Holdings, Inc.	201,300	2,337,344
#	Tsutsumi Jewelry Co. Ltd.	29,300	401,491
#	Twinbird Corp.	9,200	30,373

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Unipres Corp.	213,797	$1,643,320
#	United Arrows Ltd.	106,300	1,371,668
*	Unitika Ltd.	347,200	381,767
#	Universal Entertainment Corp.	124,100	1,579,074
# *	Village Vanguard Co. Ltd.	36,600	253,353
	VT Holdings Co. Ltd.	474,400	1,679,429
#	Wacoal Holdings Corp.	244,800	5,979,441
#	Waseda Academy Co. Ltd.	43,600	455,315
#	WATAMI Co. Ltd.	66,800	427,525
	Watts Co. Ltd.	48,500	213,985
# *	Wealth Management, Inc.	8,500	58,165
	Weds Co. Ltd.	14,500	62,405
#	Workman Co. Ltd.	6,266	164,982
	World Co. Ltd.	97,500	1,348,961
#	Xebio Holdings Co. Ltd.	151,996	969,925
	Yagi & Co. Ltd.	16,800	196,162
#	Yamae Group Holdings Co. Ltd.	37,200	680,767
#	Yasunaga Corp.	19,600	93,069
	Yellow Hat Ltd.	204,600	2,678,000
	Yondoshi Holdings, Inc.	67,420	827,055
#	Yonex Co. Ltd.	233,600	1,708,754
#	Yorozu Corp.	81,377	519,520
	Yoshinoya Holdings Co. Ltd.	363,000	8,094,856
#	Yossix Holdings Co. Ltd.	23,400	445,430
	Yutaka Giken Co. Ltd.	8,700	151,780
	Zojirushi Corp.	47,100	447,476
TOTAL CONSUMER DISCRETIONARY			474,890,798
CONSUMER STAPLES — (7.7%)
#	Aeon Hokkaido Corp.	190,100	1,177,663
	AFC-HD AMS Life Science Co. Ltd.	44,500	274,631
	Ain Holdings, Inc.	124,300	4,477,002
#	Albis Co. Ltd.	35,813	645,614
	Almado, Inc.	11,100	114,162
	Arcs Co. Ltd.	258,400	5,336,407
	Artnature, Inc.	109,100	556,105
	Axial Retailing, Inc.	428,000	2,904,986
#	Axxzia, Inc.	8,400	46,932
#	Belc Co. Ltd.	65,800	3,017,861
	Bourbon Corp.	54,800	876,250
#	Bull-Dog Sauce Co. Ltd.	3,000	41,056
#	Cawachi Ltd.	79,400	1,386,509
#	C'BON COSMETICS Co. Ltd.	10,800	104,405
	Chubu Shiryo Co. Ltd.	133,295	1,044,859
#	Chuo Gyorui Co. Ltd.	9,800	201,799
#	Como Co. Ltd.	2,600	49,965
#	Cota Co. Ltd.	137,445	1,347,949
	Create SD Holdings Co. Ltd.	147,200	3,205,767
	Daikokutenbussan Co. Ltd.	31,900	2,035,487
	Delica Foods Holdings Co. Ltd.	59,900	232,010
	DyDo Group Holdings, Inc.	113,200	2,042,747
	Ebara Foods Industry, Inc.	30,900	586,646
	Eco's Co. Ltd.	45,800	692,373
#	Ensuiko Sugar Refining Co. Ltd.	86,200	168,597
	Ezaki Glico Co. Ltd.	252,200	7,039,467
#	Fancl Corp.	341,483	4,546,603
	Feed One Co. Ltd.	145,048	930,979
	Fuji Co. Ltd.	6,100	74,467
	Fuji Oil Holdings, Inc.	247,100	3,871,776

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Fujicco Co. Ltd.	112,400	$1,410,614
	Fujiya Co. Ltd.	66,400	1,095,136
	G-7 Holdings, Inc.	141,300	1,338,046
	Genky DrugStores Co. Ltd.	50,300	2,169,993
	H2O Retailing Corp.	512,245	6,548,457
#	HABA Laboratories, Inc.	15,000	205,876
	Hagoromo Foods Corp.	17,900	387,606
	Halows Co. Ltd.	56,100	1,657,943
	Heiwado Co. Ltd.	179,100	2,396,233
#	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	633,049
	Hokuto Corp.	130,200	1,575,840
	House Foods Group, Inc.	43,100	877,090
#	Ichimasa Kamaboko Co. Ltd.	38,800	192,519
	Imuraya Group Co. Ltd.	57,947	963,394
#	Inageya Co. Ltd.	16,000	147,802
#	I-NE Co. Ltd.	26,700	322,198
	Ito En Ltd.	72,000	1,761,085
	Itochu-Shokuhin Co. Ltd.	35,100	1,666,812
	Itoham Yonekyu Holdings, Inc.	140,880	3,701,114
	Iwatsuka Confectionery Co. Ltd.	17,400	315,949
	JM Holdings Co. Ltd.	79,700	1,446,211
	J-Oil Mills, Inc.	115,000	1,472,568
	Kadoya Sesame Mills, Inc.	15,600	392,352
	Kagome Co. Ltd.	193,000	4,678,368
	Kakiyasu Honten Co. Ltd.	53,400	1,117,803
#	Kameda Seika Co. Ltd.	67,300	1,888,330
	Kaneko Seeds Co. Ltd.	44,700	421,973
#	Kanemi Co. Ltd.	1,200	25,852
	Kanro, Inc.	12,800	209,188
#	Kansai Food Market Ltd.	2,400	27,979
	Kato Sangyo Co. Ltd.	146,300	4,390,806
	Kenko Mayonnaise Co. Ltd.	64,877	862,220
#	Kibun Foods, Inc.	13,800	113,509
	Koike-ya, Inc.	600	17,999
#	Kotobuki Spirits Co. Ltd.	345,800	4,346,957
	Kusuri No. Aoki Holdings Co. Ltd.	262,800	5,416,585
#	Kyokuyo Co. Ltd.	52,400	1,282,583
	Lacto Japan Co. Ltd.	47,000	731,176
	Life Corp.	105,000	2,693,672
	Lifedrink Co., Inc.	33,400	1,083,818
	Mandom Corp.	214,900	1,896,012
	Marudai Food Co. Ltd.	109,400	1,169,949
	Maruha Nichiro Corp.	216,387	4,234,655
	Maxvalu Tokai Co. Ltd.	49,500	1,008,329
	Medical System Network Co. Ltd.	130,800	560,482
	Megmilk Snow Brand Co. Ltd.	259,200	4,599,960
	Meito Sangyo Co. Ltd.	54,100	632,618
	Milbon Co. Ltd.	157,552	3,312,660
	Ministop Co. Ltd.	84,200	841,788
	Mitsubishi Shokuhin Co. Ltd.	102,100	3,755,195
	Mitsui DM Sugar Holdings Co. Ltd.	104,270	2,146,535
	Miyoshi Oil & Fat Co. Ltd.	31,500	267,101
	Morinaga & Co. Ltd.	414,798	7,119,974
	Morinaga Milk Industry Co. Ltd.	381,100	7,796,526
	Morozoff Ltd.	37,400	1,048,245
#	MTG Co. Ltd.	24,700	256,771
	Nagatanien Holdings Co. Ltd.	66,201	975,723
#	Nakamuraya Co. Ltd.	25,999	529,374
#	Natori Co. Ltd.	65,000	908,206

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Nichimo Co. Ltd.	32,600	$511,557
	Nihon Chouzai Co. Ltd.	69,689	719,990
	Niitaka Co. Ltd.	4,360	57,115
	Nippn Corp.	304,000	4,666,682
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,600	745,836
	Nishimoto Co. Ltd.	18,700	739,146
	Nisshin Oillio Group Ltd.	148,200	4,967,888
	Nissui Corp.	1,737,200	10,892,046
	Nitto Fuji Flour Milling Co. Ltd.	16,200	569,486
	Noevir Holdings Co. Ltd.	89,400	3,069,737
#	Oenon Holdings, Inc.	229,300	540,790
#	OIE Sangyo Co. Ltd.	22,000	246,572
# *	Oisix ra daichi, Inc.	150,000	1,281,467
	Okuwa Co. Ltd.	168,800	1,057,373
	OUG Holdings, Inc.	21,300	361,076
	Pickles Holdings Co. Ltd.	56,900	445,648
	Pigeon Corp.	698,425	6,729,235
	Pola Orbis Holdings, Inc.	155,200	1,485,381
#	Premium Water Holdings, Inc.	12,100	249,906
	Prima Meat Packers Ltd.	158,700	2,378,238
#	Qol Holdings Co. Ltd.	145,900	1,671,591
#	Retail Partners Co. Ltd.	116,600	1,434,087
	Riken Vitamin Co. Ltd.	139,200	2,309,680
#	Rokko Butter Co. Ltd.	74,200	683,039
	S Foods, Inc.	109,662	2,442,732
#	S&B Foods, Inc.	38,744	1,128,980
#	Sagami Rubber Industries Co. Ltd.	56,000	357,608
	Sakata Seed Corp.	28,400	696,676
	San-A Co. Ltd.	120,000	3,718,101
	Sato Foods Co. Ltd.	800	32,956
	Satudora Holdings Co. Ltd.	3,900	22,635
	Shinnihonseiyaku Co. Ltd.	46,600	523,381
	Shinobu Foods Products Co. Ltd.	1,600	10,370
#	Shoei Foods Corp.	9,000	279,601
	Showa Sangyo Co. Ltd.	114,300	2,614,786
	ST Corp.	38,000	386,076
	Starzen Co. Ltd.	86,100	1,608,871
	STI Foods Holdings, Inc.	8,700	237,624
#	Takara Holdings, Inc.	812,477	5,852,594
#	Toho Co. Ltd.	49,000	953,897
	Torigoe Co. Ltd.	92,100	432,499
	Transaction Co. Ltd.	88,300	1,328,545
#	United Super Markets Holdings, Inc.	320,900	2,115,240
	Valor Holdings Co. Ltd.	207,100	3,385,073
	Warabeya Nichiyo Holdings Co. Ltd.	80,660	1,460,537
	Watahan & Co. Ltd.	87,600	898,266
	Wellneo Sugar Co. Ltd.	98,300	1,501,227
#	Yaizu Suisankagaku Industry Co. Ltd.	57,700	541,923
#	YAKUODO Holdings Co. Ltd.	64,600	1,123,066
	Yamami Co.	8,700	209,991
#	YA-MAN Ltd.	6,200	40,779
	Yamatane Corp.	59,000	1,151,814
#	Yamaya Corp.	23,500	500,690
	Yamazawa Co. Ltd.	11,800	97,096
	Yaoko Co. Ltd.	64,800	3,896,393
	Yokorei Co. Ltd.	296,900	2,021,784
	Yomeishu Seizo Co. Ltd.	42,500	525,180
*	Yoshimura Food Holdings KK	48,300	416,380
	Yuasa Funashoku Co. Ltd.	14,300	337,179

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Yukiguni Maitake Co. Ltd.	87,200	$608,238
#	Yutaka Foods Corp.	3,900	48,629
TOTAL CONSUMER STAPLES			245,398,865
ENERGY — (0.9%)
	BP Castrol KK	26,200	175,251
#	Fuji Kosan Co. Ltd.	11,100	136,450
#	Fuji Oil Co. Ltd.	213,300	663,266
	Itochu Enex Co. Ltd.	339,700	3,498,561
	Japan Oil Transportation Co. Ltd.	5,500	105,766
#	Japan Petroleum Exploration Co. Ltd.	200,700	9,124,397
#	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,825,148
	Modec, Inc.	69,500	1,405,940
#	Nippon Coke & Engineering Co. Ltd.	949,100	811,057
	Sala Corp.	291,400	1,592,547
	San-Ai Obbli Co. Ltd.	374,300	5,101,347
	Sinanen Holdings Co. Ltd.	46,500	1,527,672
	Toyo Kanetsu KK	48,100	1,415,044
TOTAL ENERGY			27,382,446
FINANCIALS — (9.0%)
	77 Bank Ltd.	330,252	8,808,699
	AEON Financial Service Co. Ltd.	413,100	3,766,378
	Aichi Financial Group, Inc.	48,870	853,157
	Aiful Corp.	1,250,900	3,761,076
#	Aizawa Securities Group Co. Ltd.	200,800	1,586,409
	Akatsuki Corp.	152,300	504,820
	Akita Bank Ltd.	87,640	1,198,569
	Anicom Holdings, Inc.	248,400	941,446
#	Aozora Bank Ltd.	245,000	3,969,008
	Asax Co. Ltd.	9,300	46,987
#	Awa Bank Ltd.	185,328	3,406,971
#	Bank of Iwate Ltd.	82,982	1,406,586
	Bank of Kochi Ltd.	27,900	195,402
#	Bank of Nagoya Ltd.	60,930	2,609,200
	Bank of Saga Ltd.	74,320	1,036,840
#	Bank of the Ryukyus Ltd.	234,867	1,846,625
#	Bank of Toyama Ltd.	9,200	120,720
#	Casa, Inc.	7,300	39,788
#	Chiba Kogyo Bank Ltd.	273,758	1,900,542
	Chugin Financial Group, Inc.	679,900	5,795,522
	Daishi Hokuetsu Financial Group, Inc.	225,700	6,640,677
#	Daito Bank Ltd.	6,800	34,725
	eGuarantee, Inc.	207,700	2,463,106
#	Ehime Bank Ltd.	181,901	1,351,934
#	Entrust, Inc.	54,900	314,417
	FIDEA Holdings Co. Ltd.	106,454	1,117,857
	Financial Partners Group Co. Ltd.	309,900	4,360,694
*	Fintech Global, Inc.	104,000	59,346
#	First Bank of Toyama Ltd.	287,900	1,812,658
	First Brothers Co. Ltd.	3,100	26,166
#	Fukui Bank Ltd.	110,562	1,416,830
	Fuyo General Lease Co. Ltd.	19,600	1,743,707
#	GMO Financial Gate, Inc.	19,200	1,132,805
#	GMO Financial Holdings, Inc.	252,300	1,314,518
	Gunma Bank Ltd.	1,914,640	10,870,347
#	Hirogin Holdings, Inc.	1,462,700	10,498,357
# *	Hirose Tusyo, Inc.	20,800	446,225

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Hokkoku Financial Holdings, Inc.	133,700	$4,404,200
#	Hokuhoku Financial Group, Inc.	650,353	8,236,482
*	HS Holdings Co. Ltd.	121,596	805,323
#	Hyakugo Bank Ltd.	1,291,009	5,464,227
#	Hyakujushi Bank Ltd.	125,700	2,424,522
	Ichiyoshi Securities Co. Ltd.	186,100	1,026,545
	IwaiCosmo Holdings, Inc.	118,400	1,741,494
	Iyogin Holdings, Inc.	799,118	6,183,286
#	J Trust Co. Ltd.	126,641	369,181
	Jaccs Co. Ltd.	136,600	4,962,386
# *	JAFCO Group Co. Ltd.	467,100	5,776,326
	Japan Investment Adviser Co. Ltd.	136,400	932,557
#	Japan Securities Finance Co. Ltd.	560,600	6,195,339
#	Jimoto Holdings, Inc.	37,950	149,830
#	J-Lease Co. Ltd.	63,800	529,255
	Juroku Financial Group, Inc.	185,800	5,771,372
	Keiyo Bank Ltd.	563,146	2,817,796
#	Kita-Nippon Bank Ltd.	43,506	705,647
	Kiyo Bank Ltd.	393,290	4,833,115
#	Kyokuto Securities Co. Ltd.	128,300	1,352,480
	Kyushu Financial Group, Inc.	125,937	930,076
#	Kyushu Leasing Service Co. Ltd.	34,000	318,990
# *	LIFENET INSURANCE Co.	61,400	601,876
	M&A Capital Partners Co. Ltd.	79,100	1,173,217
#	Marusan Securities Co. Ltd.	254,300	1,804,469
	Matsui Securities Co. Ltd.	609,900	3,329,528
	Mercuria Holdings Co. Ltd.	60,500	422,865
	Mito Securities Co. Ltd.	288,529	940,631
	Miyazaki Bank Ltd.	87,300	1,661,726
	Mizuho Leasing Co. Ltd.	859,500	6,335,315
	Monex Group, Inc.	1,081,600	6,442,401
	Money Partners Group Co. Ltd.	29,700	55,788
#	Mortgage Service Japan Ltd.	26,100	87,651
	Musashino Bank Ltd.	155,521	3,012,216
	Nanto Bank Ltd.	150,800	3,047,517
	NEC Capital Solutions Ltd.	60,200	1,530,123
*	Net Protections Holdings, Inc.	222,300	325,882
	Nishi-Nippon Financial Holdings, Inc.	703,300	8,793,168
#	North Pacific Bank Ltd.	1,579,600	4,607,360
	Ogaki Kyoritsu Bank Ltd.	207,300	2,992,654
	Oita Bank Ltd.	78,999	1,577,499
#	Okasan Securities Group, Inc.	935,100	5,003,427
	Okinawa Financial Group, Inc.	113,516	1,953,782
#	Orient Corp.	261,390	1,848,955
	Premium Group Co. Ltd.	179,300	2,426,517
	Procrea Holdings, Inc.	233,772	2,869,665
#	Ricoh Leasing Co. Ltd.	91,300	3,180,332
	San ju San Financial Group, Inc.	117,893	1,625,847
	San-In Godo Bank Ltd.	904,000	7,096,799
*	SBI ARUHI Corp.	73,300	454,337
#	SBI Global Asset Management Co. Ltd.	145,400	704,621
#	Senshu Ikeda Holdings, Inc.	1,179,128	3,062,695
#	Seven Bank Ltd.	761,799	1,477,402
#	Shiga Bank Ltd.	271,100	7,494,491
	Shikoku Bank Ltd.	205,690	1,636,715
	Shimizu Bank Ltd.	58,200	617,339
	Sparx Group Co. Ltd.	115,060	1,430,141
	Strike Co. Ltd.	47,100	1,507,932
#	Suruga Bank Ltd.	854,000	4,975,164

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Taiko Bank Ltd.	41,800	$416,732
#	Tochigi Bank Ltd.	527,800	1,275,243
#	Toho Bank Ltd.	1,153,200	2,733,685
	Tohoku Bank Ltd.	53,257	442,127
	Tokai Tokyo Financial Holdings, Inc.	1,094,774	4,366,905
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,571,388
	Tomato Bank Ltd.	25,600	214,568
#	TOMONY Holdings, Inc.	859,443	2,369,306
#	Tottori Bank Ltd.	50,400	495,212
	Towa Bank Ltd.	199,900	949,116
	Toyo Securities Co. Ltd.	327,900	864,920
	Traders Holdings Co. Ltd.	56,520	269,997
#	Tsukuba Bank Ltd.	410,900	819,265
	Wellnet Corp.	78,300	290,175
#	Yamagata Bank Ltd.	143,600	1,112,334
	Yamaguchi Financial Group, Inc.	980,072	9,955,716
#	Yamanashi Chuo Bank Ltd.	150,126	1,861,152
#	Zenkoku Hosho Co. Ltd.	3,800	136,132
TOTAL FINANCIALS			286,581,563
HEALTH CARE — (5.1%)
	Amvis Holdings, Inc.	183,200	3,079,446
	As One Corp.	302,000	5,284,635
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,911,370
	Astena Holdings Co. Ltd.	194,800	626,333
#	BML, Inc.	137,200	2,643,254
#	Carenet, Inc.	121,300	517,173
#	CellSource Co. Ltd.	17,900	176,201
	Charm Care Corp. KK	110,200	1,202,357
	Create Medic Co. Ltd.	32,900	207,942
# *	CYBERDYNE, Inc.	138,700	192,822
	Daiken Medical Co. Ltd.	103,800	389,893
	Daito Pharmaceutical Co. Ltd.	81,338	1,254,727
	Eiken Chemical Co. Ltd.	196,400	2,557,187
	Elan Corp.	183,700	1,113,226
	EM Systems Co. Ltd.	77,300	364,198
#	FALCO HOLDINGS Co. Ltd.	53,300	819,042
	FINDEX, Inc.	92,700	686,132
#	France Bed Holdings Co. Ltd.	137,555	1,158,210
#	Fuji Pharma Co. Ltd.	92,900	1,000,564
#	Fukuda Denshi Co. Ltd.	125,200	5,727,534
	Fuso Pharmaceutical Industries Ltd.	40,800	588,943
*	GNI Group Ltd.	211,100	4,205,847
#	H.U. Group Holdings, Inc.	324,700	5,287,821
	Hisamitsu Pharmaceutical Co., Inc.	22,700	588,377
	Hogy Medical Co. Ltd.	79,400	1,956,849
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	328,607
#	I'rom Group Co. Ltd.	38,400	480,118
# *	Japan Hospice Holdings, Inc.	20,800	224,715
	Japan Lifeline Co. Ltd.	341,000	2,720,390
	Japan Medical Dynamic Marketing, Inc.	99,400	476,372
	JCR Pharmaceuticals Co. Ltd.	257,532	1,461,934
	Jeol Ltd.	252,800	10,472,655
	JMS Co. Ltd.	104,457	363,178
	Kaken Pharmaceutical Co. Ltd.	115,500	2,610,765
	Kanamic Network Co. Ltd.	138,300	483,599
	Kissei Pharmaceutical Co. Ltd.	170,700	3,992,950
	Koa Shoji Holdings Co. Ltd.	4,100	23,369
#	Kyorin Pharmaceutical Co. Ltd.	240,646	2,893,489

The Japanese Small Company Series

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Linical Co. Ltd.	66,700	$174,351
	Mani, Inc.	392,300	5,132,238
	Medical Data Vision Co. Ltd.	149,300	591,549
	Medikit Co. Ltd.	2,000	39,710
#	Medius Holdings Co. Ltd.	68,500	350,805
*	Medley, Inc.	87,700	2,606,934
	MedPeer, Inc.	77,600	356,447
#	Menicon Co. Ltd.	357,490	3,674,022
	Mizuho Medy Co. Ltd.	21,600	464,622
#	Mochida Pharmaceutical Co. Ltd.	64,998	1,375,417
	Nakanishi, Inc.	342,800	5,379,216
#	Nihon Kohden Corp.	114,400	3,037,711
	Nippon Shinyaku Co. Ltd.	73,100	2,170,484
	Nipro Corp.	832,700	6,609,307
	Paramount Bed Holdings Co. Ltd.	245,100	4,161,724
*	PeptiDream, Inc.	455,993	4,280,778
#	Pharma Foods International Co. Ltd.	88,100	554,646
#	PHC Holdings Corp.	47,700	388,756
	Rion Co. Ltd.	51,800	1,000,595
	Sawai Group Holdings Co. Ltd.	219,400	8,578,138
#	Seed Co. Ltd.	68,100	288,632
	Seikagaku Corp.	225,300	1,130,489
#	Shin Nippon Biomedical Laboratories Ltd.	126,900	1,287,669
	Ship Healthcare Holdings, Inc.	344,100	4,753,015
	Shofu, Inc.	67,400	1,291,653
	Software Service, Inc.	18,600	1,560,402
	Solasto Corp.	319,700	1,148,292
	St-Care Holding Corp.	81,600	485,457
*	StemCell Institute	4,300	56,720
# *	Sumitomo Pharma Co. Ltd.	699,300	1,832,783
#	SUNWELS Co. Ltd.	47,800	866,237
	Takara Bio, Inc.	198,800	1,281,398
	Techno Medica Co. Ltd.	14,700	168,944
#	Toho Holdings Co. Ltd.	284,600	6,763,263
	Tokai Corp.	120,600	1,717,798
	Torii Pharmaceutical Co. Ltd.	88,300	2,403,576
#	Towa Pharmaceutical Co. Ltd.	150,600	2,919,199
#	Trans Genic, Inc.	51,100	81,075
	Tsumura & Co.	278,018	6,921,330
#	Value HR Co. Ltd.	92,800	819,441
	Vital KSK Holdings, Inc.	246,500	2,026,231
	WIN-Partners Co. Ltd.	23,400	187,414
	ZERIA Pharmaceutical Co. Ltd.	74,000	1,036,665
TOTAL HEALTH CARE			162,027,357
INDUSTRIALS — (28.8%)
	Advan Group Co. Ltd.	144,200	1,097,595
	Aeon Delight Co. Ltd.	115,600	2,683,878
	Aichi Corp.	223,100	1,582,209
	Aida Engineering Ltd.	303,600	1,780,576
# *	Aidma Holdings, Inc.	5,500	64,093
	Airtech Japan Ltd.	2,000	15,604
	AIT Corp.	28,000	333,567
	Ajis Co. Ltd.	28,900	482,380
	Alconix Corp.	141,600	1,345,239
#	Alinco, Inc.	80,500	550,856
#	Alps Logistics Co. Ltd.	110,100	2,040,334
	Altech Corp.	101,970	1,847,603
	Anest Iwata Corp.	220,200	1,962,486

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Artner Co. Ltd.	14,900	$231,196
	Asahi Diamond Industrial Co. Ltd.	282,200	1,783,341
	Asahi Kogyosha Co. Ltd.	102,800	1,137,271
	Asanuma Corp.	76,600	2,017,442
#	Asukanet Co. Ltd.	39,400	185,095
	AZ-COM MARUWA Holdings, Inc.	191,700	1,716,553
	Bando Chemical Industries Ltd.	202,900	2,518,713
	Bell System24 Holdings, Inc.	206,500	2,144,793
	Bewith, Inc.	10,100	149,721
#	Br Holdings Corp.	181,900	451,265
	Bunka Shutter Co. Ltd.	332,200	3,736,206
	Canare Electric Co. Ltd.	2,200	24,992
	Career Design Center Co. Ltd.	4,600	54,125
#	Careerlink Co. Ltd.	32,600	529,480
	Central Glass Co. Ltd.	125,700	2,371,231
#	Central Security Patrols Co. Ltd.	51,100	892,467
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	2,005,669
*	Chiyoda Corp.	885,700	2,351,850
	Chiyoda Integre Co. Ltd.	66,200	1,213,709
	Chori Co. Ltd.	67,600	1,509,413
	Chudenko Corp.	183,100	3,633,911
#	Chugai Ro Co. Ltd.	32,700	662,368
	Chuo Warehouse Co. Ltd.	21,000	158,190
#	CKD Corp.	287,200	5,758,054
#	CMC Corp.	30,200	255,626
	Copro-Holdings Co. Ltd.	26,600	313,576
	Cosel Co. Ltd.	146,800	1,467,189
	Creek & River Co. Ltd.	67,100	874,025
*	CrowdWorks, Inc.	17,300	178,071
	CTI Engineering Co. Ltd.	66,400	2,254,505
	CTS Co. Ltd.	151,400	790,310
	Dai-Dan Co. Ltd.	178,400	2,835,925
	Daido Kogyo Co. Ltd.	38,800	195,519
#	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	1,047,759
#	Daihen Corp.	89,000	5,555,103
#	Daiho Corp.	65,800	1,503,045
	Dai-Ichi Cutter Kogyo KK	46,300	492,474
	Daiichi Jitsugyo Co. Ltd.	153,300	2,149,341
	Daiichi Kensetsu Corp.	35,200	412,633
#	Daiki Axis Co. Ltd.	41,900	209,430
	Daiseki Co. Ltd.	279,055	6,812,676
#	Daiseki Eco. Solution Co. Ltd.	8,259	56,988
	Daisue Construction Co. Ltd.	48,200	514,027
	Daiwa Industries Ltd.	174,500	1,841,322
#	Denyo Co. Ltd.	96,400	1,498,065
	Dip Corp.	204,335	3,735,959
	DMG Mori Co. Ltd.	221,000	5,842,412
	DMW Corp.	4,800	126,902
	Duskin Co. Ltd.	254,000	5,417,534
	Ebara Jitsugyo Co. Ltd.	64,800	1,524,857
#	Eidai Co. Ltd.	184,700	363,758
	EJ Holdings, Inc.	32,100	374,671
#	en Japan, Inc.	174,808	3,072,981
	Endo Lighting Corp.	54,600	546,084
#	Envipro Holdings, Inc.	34,400	119,800
	ERI Holdings Co. Ltd.	16,000	188,095
	EXEO Group, Inc.	907,800	9,646,457
#	F&M Co. Ltd.	44,400	604,192
# *	FDK Corp.	67,898	333,254

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Forum Engineering, Inc.	75,800	$465,320
	Freund Corp.	65,156	354,373
	Fudo Tetra Corp.	95,480	1,291,668
	Fuji Corp.	375,000	6,628,907
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	71,332
	Fujikura Ltd.	67,600	999,137
	Fujisash Co. Ltd.	443,357	275,670
#	Fukuda Corp.	53,200	1,971,904
	Fukushima Galilei Co. Ltd.	77,600	3,055,543
#	Fukuvi Chemical Industry Co. Ltd.	10,600	63,246
#	Fukuyama Transporting Co. Ltd.	93,457	2,210,945
	FULLCAST Holdings Co. Ltd.	120,000	1,147,660
	Funai Soken Holdings, Inc.	239,370	3,935,044
	Furukawa Co. Ltd.	155,972	1,875,037
#	Furukawa Electric Co. Ltd.	380,200	8,026,002
	Futaba Corp.	202,000	691,224
	Gakujo Co. Ltd.	19,300	229,856
	Gecoss Corp.	95,900	727,245
	Giken Ltd.	35,798	490,512
	Glory Ltd.	263,355	4,970,321
#	gremz, Inc.	41,200	584,207
	GS Yuasa Corp.	417,183	8,694,520
	Hamakyorex Co. Ltd.	100,900	2,559,378
	Hanwa Co. Ltd.	165,500	6,458,980
#	Harmonic Drive Systems, Inc.	11,300	301,097
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	73,162
#	Hazama Ando Corp.	966,700	7,528,514
#	Helios Techno Holding Co. Ltd.	32,000	112,440
	Hibiya Engineering Ltd.	109,900	2,140,205
*	Hino Motors Ltd.	1,013,200	3,395,295
#	Hirakawa Hewtech Corp.	70,800	631,175
#	Hirano Tecseed Co. Ltd.	56,700	780,350
#	Hirata Corp.	26,100	1,346,773
	Hisaka Works Ltd.	116,000	780,441
#	Hitachi Zosen Corp.	982,779	8,588,607
#	Hito Communications Holdings, Inc.	42,900	329,360
#	Hokuetsu Industries Co. Ltd.	137,200	1,800,329
	Hokuriku Electrical Construction Co. Ltd.	89,040	742,483
	Hosokawa Micron Corp.	83,600	2,631,570
#	Howa Machinery Ltd.	48,700	263,157
	Ichiken Co. Ltd.	28,197	465,611
	Ichinen Holdings Co. Ltd.	125,100	1,447,466
	Idec Corp.	179,700	3,176,077
#	Iino Kaiun Kaisha Ltd.	469,600	3,919,175
	Imura & Co. Ltd.	13,700	97,371
	Inaba Denki Sangyo Co. Ltd.	313,900	7,283,785
	Inaba Seisakusho Co. Ltd.	54,800	654,917
	Inabata & Co. Ltd.	277,500	5,841,553
	Insource Co. Ltd.	292,200	1,757,527
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	2,135,100
#	Inui Global Logistics Co. Ltd.	80,380	566,183
#	IR Japan Holdings Ltd.	49,600	432,454
#	Iseki & Co. Ltd.	97,249	658,204
#	Ishii Iron Works Co. Ltd.	1,400	26,059
#	Itoki Corp.	237,200	2,726,224
	Iwaki Co. Ltd.	56,100	1,061,855
	JAC Recruitment Co. Ltd.	430,000	2,241,920
# *	Jamco Corp.	22,500	181,360
#	Japan Elevator Service Holdings Co. Ltd.	388,700	6,346,930

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	95,500	$315,674
#	Japan Pulp & Paper Co. Ltd.	72,300	2,474,910
	Japan Steel Works Ltd.	192,900	4,304,308
	Japan Transcity Corp.	228,408	1,001,304
	JDC Corp.	105,100	369,422
	JK Holdings Co. Ltd.	87,140	611,408
#	Juki Corp.	168,100	635,578
	Kamei Corp.	148,700	2,026,262
	Kanaden Corp.	105,700	1,057,155
	Kanagawa Chuo Kotsu Co. Ltd.	35,800	743,791
	Kaname Kogyo Co. Ltd.	1,300	7,721
	Kanamoto Co. Ltd.	177,900	3,173,172
	Kandenko Co. Ltd.	537,900	6,140,370
	Kanematsu Corp.	470,325	8,027,735
	Katakura Industries Co. Ltd.	151,500	1,921,113
	Kato Works Co. Ltd.	54,900	550,943
	Kawada Technologies, Inc.	93,900	2,025,657
#	Kawata Manufacturing Co. Ltd.	20,200	140,207
	Keihin Co. Ltd.	4,500	59,238
	KFC Ltd.	8,700	86,111
#	Kimura Chemical Plants Co. Ltd.	98,900	458,376
#	Kimura Unity Co. Ltd.	47,000	527,561
	King Jim Co. Ltd.	61,200	360,884
	Kitagawa Corp.	44,800	490,286
	Kitano Construction Corp.	21,072	502,899
	Kitz Corp.	405,100	3,634,173
#	Kobe Electric Railway Co. Ltd.	35,799	662,697
	Koike Sanso Kogyo Co. Ltd.	7,000	290,804
	Kokuyo Co. Ltd.	454,525	7,432,664
	KOMAIHALTEC, Inc.	2,500	34,807
	Komatsu Wall Industry Co. Ltd.	49,300	1,036,907
#	Komori Corp.	259,405	2,111,113
#	Kondotec, Inc.	114,200	947,368
	Konoike Transport Co. Ltd.	161,700	2,257,799
#	Kosaido Holdings Co. Ltd.	476,000	2,064,446
	Kozo Keikaku Engineering, Inc.	22,000	582,723
	KPP Group Holdings Co. Ltd.	215,400	1,057,594
	KRS Corp.	75,600	580,202
	Kumagai Gumi Co. Ltd.	198,000	5,396,880
	Kyodo Printing Co. Ltd.	34,900	790,663
#	Kyokuto Boeki Kaisha Ltd.	66,000	908,248
#	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	3,364,824
	KYORITSU Co. Ltd.	125,100	152,485
	Kyudenko Corp.	183,600	7,616,756
#	LIKE, Inc.	59,100	651,415
	Link & Motivation, Inc.	258,900	929,930
*	LTS, Inc.	1,700	26,548
	Mabuchi Motor Co. Ltd.	509,668	9,297,560
	Maezawa Industries, Inc.	49,000	354,011
#	Maezawa Kasei Industries Co. Ltd.	78,000	879,288
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,016,970
	Makino Milling Machine Co. Ltd.	131,500	5,469,532
#	Management Solutions Co. Ltd.	57,800	810,503
	Marufuji Sheet Piling Co. Ltd.	7,200	142,714
	MARUKA FURUSATO Corp.	56,707	827,585
#	Marumae Co. Ltd.	28,000	390,551
	Maruyama Manufacturing Co., Inc.	12,800	206,984
	Maruzen Co. Ltd.	65,800	1,273,528
	Maruzen Showa Unyu Co. Ltd.	79,400	2,433,846

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Matching Service Japan Co. Ltd.	56,700	$433,108
	Matsuda Sangyo Co. Ltd.	75,682	1,228,984
	Matsui Construction Co. Ltd.	118,900	708,705
	Max Co. Ltd.	156,800	3,311,324
	Meidensha Corp.	208,910	3,931,894
#	Meiho Facility Works Ltd.	26,000	152,048
	Meiji Electric Industries Co. Ltd.	51,600	522,557
#	Meiji Shipping Group Co. Ltd.	73,900	379,096
	Meisei Industrial Co. Ltd.	216,000	1,879,035
	MEITEC Group Holdings, Inc.	453,200	8,762,379
#	Meiwa Corp.	145,600	632,452
# *	MetaReal Corp.	20,700	200,822
	METAWATER Co. Ltd.	111,100	1,635,676
#	Midac Holdings Co. Ltd.	30,400	318,803
#	Mie Kotsu Group Holdings, Inc.	346,700	1,409,394
#	Mirai Industry Co. Ltd.	9,300	268,738
	Mirait One Corp.	532,276	6,561,102
	Mitani Corp.	294,600	3,617,690
#	Mitani Sangyo Co. Ltd.	145,000	385,628
	Mitsubishi Kakoki Kaisha Ltd.	39,000	1,048,917
	Mitsubishi Logisnext Co. Ltd.	180,000	2,187,657
	Mitsubishi Logistics Corp.	169,500	5,487,340
	Mitsubishi Pencil Co. Ltd.	135,100	2,263,962
#	Mitsuboshi Belting Ltd.	94,500	2,903,667
#	Mitsui E&S Co. Ltd.	134,381	1,696,429
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,290,334
	Mitsui-Soko Holdings Co. Ltd.	119,500	3,692,322
	Miura Co. Ltd.	30,200	585,271
	Miyaji Engineering Group, Inc.	67,335	1,899,417
	Mori-Gumi Co. Ltd.	69,500	158,611
	Morita Holdings Corp.	202,300	2,191,698
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	12,154
	Nabtesco Corp.	387,000	6,487,841
#	NAC Co. Ltd.	122,600	431,925
	Nachi-Fujikoshi Corp.	83,800	1,917,442
	Nadex Co. Ltd.	22,200	163,962
	Nagase & Co. Ltd.	558,800	9,391,605
	Naigai Trans Line Ltd.	41,700	671,851
	Nakabayashi Co. Ltd.	110,400	389,015
	Nakakita Seisakusho Co. Ltd.	3,100	88,367
	Nakamoto Packs Co. Ltd.	33,300	362,200
	Nakanishi Manufacturing Co. Ltd.	5,700	78,120
	Nakano Corp.	14,000	55,484
#	Namura Shipbuilding Co. Ltd.	284,528	3,776,494
#	Nankai Electric Railway Co. Ltd.	217,000	4,457,353
	Narasaki Sangyo Co. Ltd.	25,400	502,855
	Nice Corp.	30,000	353,306
	Nichias Corp.	366,500	9,793,075
#	Nichiban Co. Ltd.	68,100	879,514
#	Nichiden Corp.	92,100	1,619,172
#	Nichiha Corp.	152,180	3,440,005
#	Nichireki Co. Ltd.	145,400	2,402,042
#	Nihon Dengi Co. Ltd.	30,800	1,186,949
#	Nihon Flush Co. Ltd.	116,200	743,018
#	Nihon M&A Center Holdings, Inc.	1,777,000	11,312,504
	Nikkiso Co. Ltd.	304,400	2,487,805
	Nikko Co. Ltd.	157,244	790,737
	Nikkon Holdings Co. Ltd.	356,100	6,872,313
	Nippi, Inc.	11,900	443,446

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Air Conditioning Services Co. Ltd.	187,100	$1,116,784
	Nippon Aqua Co. Ltd.	78,100	525,533
	Nippon Carbon Co. Ltd.	56,300	1,971,736
	Nippon Concept Corp.	39,500	485,243
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,110,775
#	Nippon Dry-Chemical Co. Ltd.	11,300	199,667
	Nippon Filcon Co. Ltd.	5,900	21,614
	Nippon Hume Corp.	137,300	769,757
	Nippon Parking Development Co. Ltd.	1,161,400	1,553,700
#	Nippon Rietec Co. Ltd.	26,400	234,734
#	Nippon Road Co. Ltd.	106,000	1,318,293
	Nippon Seisen Co. Ltd.	74,000	647,860
	Nippon Sharyo Ltd.	37,725	591,953
*	Nippon Sheet Glass Co. Ltd.	529,700	1,809,466
#	Nippon Thompson Co. Ltd.	302,637	1,280,937
	Nippon Tungsten Co. Ltd.	13,398	113,715
#	Nishimatsu Construction Co. Ltd.	180,900	5,200,328
#	Nishi-Nippon Railroad Co. Ltd.	290,700	4,742,157
	Nishio Holdings Co. Ltd.	118,100	3,020,325
	Nissei ASB Machine Co. Ltd.	50,300	1,721,969
	Nissei Plastic Industrial Co. Ltd.	105,100	814,365
	Nisshinbo Holdings, Inc.	813,980	6,542,587
	Nissin Corp.	90,000	1,700,977
#	Nisso Holdings Co. Ltd.	79,600	433,951
	Nitta Corp.	115,000	3,011,784
	Nitto Kogyo Corp.	152,900	4,206,960
	Nitto Kohki Co. Ltd.	61,500	787,829
	Nitto Seiko Co. Ltd.	164,473	691,760
	Nittoc Construction Co. Ltd.	117,600	904,038
	Nittoku Co. Ltd.	35,200	459,329
	NJS Co. Ltd.	36,800	747,383
	Noda Corp.	116,900	911,467
#	Nomura Micro Science Co. Ltd.	117,600	4,139,934
	Noritake Co. Ltd.	111,600	3,104,429
	Noritsu Koki Co. Ltd.	111,900	2,356,381
	Noritz Corp.	153,000	1,752,593
#	NS Tool Co. Ltd.	95,700	618,955
	NS United Kaiun Kaisha Ltd.	53,400	1,668,662
#	NTN Corp.	2,291,500	4,776,623
	Obara Group, Inc.	62,000	1,558,595
	Ochi Holdings Co. Ltd.	8,900	96,790
	Ohba Co. Ltd.	76,500	517,210
#	Ohmoto Gumi Co. Ltd.	12,300	207,296
#	Oiles Corp.	139,970	2,055,061
	Okabe Co. Ltd.	205,100	1,057,098
	Okada Aiyon Corp.	42,800	892,060
	Okamoto Machine Tool Works Ltd.	24,599	1,054,663
	Okamura Corp.	350,100	5,160,691
#	OKUMA Corp.	143,200	6,810,823
	Okumura Corp.	175,580	5,832,106
	Onamba Co. Ltd.	1,400	12,207
	Onoken Co. Ltd.	107,500	1,328,987
	Open Up Group, Inc.	217,600	2,952,093
#	Organo Corp.	150,600	7,468,266
	Oriental Consultants Holdings Co. Ltd.	6,100	120,623
	Oriental Shiraishi Corp.	739,100	1,931,350
#	Origin Co. Ltd.	24,900	198,764
	OSG Corp.	487,600	7,023,908
	Oyo Corp.	126,400	1,838,871

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Paraca, Inc.	34,000	$447,730
*	Park24 Co. Ltd.	740,573	8,745,420
	Parker Corp.	34,000	220,124
#	Pasco Corp.	11,200	138,085
	Pasona Group, Inc.	126,600	2,328,919
#	Pegasus Co. Ltd.	123,100	433,715
	Penta-Ocean Construction Co. Ltd.	385,300	1,934,172
	People Dreams & Technologies Group Co. Ltd.	23,700	275,103
	Pilot Corp.	142,300	3,698,293
	Prestige International, Inc.	622,200	2,806,255
#	Pronexus, Inc.	104,900	844,530
	PS Mitsubishi Construction Co. Ltd.	62,560	432,668
#	Punch Industry Co. Ltd.	19,700	59,311
	Quick Co. Ltd.	77,000	1,203,800
	Raito Kogyo Co. Ltd.	267,000	3,553,982
	Raiznext Corp.	261,500	3,600,541
# *	Raksul, Inc.	212,700	1,521,296
	Rasa Corp.	63,200	833,581
	Rheon Automatic Machinery Co. Ltd.	98,100	1,005,646
	Rix Corp.	17,300	461,994
	Ryobi Ltd.	123,740	2,461,040
#	S LINE GROUP Co. Ltd.	23,800	138,607
	Sakai Heavy Industries Ltd.	22,800	1,013,753
#	Sakai Moving Service Co. Ltd.	134,400	2,259,543
*	Sanix, Inc.	13,300	29,141
	Sanki Engineering Co. Ltd.	262,700	3,654,933
	Sanko Gosei Ltd.	118,900	592,261
	Sanko Metal Industrial Co. Ltd.	15,100	489,333
	Sankyo Tateyama, Inc.	139,674	869,907
	Sankyu, Inc.	199,300	6,859,498
	Sansei Technologies, Inc.	60,578	512,588
#	Sansha Electric Manufacturing Co. Ltd.	55,300	659,247
	Sanyo Denki Co. Ltd.	51,200	2,393,371
#	Sanyo Electric Railway Co. Ltd.	99,198	1,361,674
#	Sanyo Engineering & Construction, Inc.	60,200	323,194
	Sanyo Industries Ltd.	6,400	140,814
	Sanyo Trading Co. Ltd.	138,600	1,312,912
	Sata Construction Co. Ltd.	86,199	441,277
	Sato Holdings Corp.	151,500	2,316,926
	Sato Shoji Corp.	86,800	1,015,449
	SBS Holdings, Inc.	111,000	1,897,194
#	SEC Carbon Ltd.	54,500	951,484
	Seibu Electric & Machinery Co. Ltd.	10,300	115,665
	Seika Corp.	44,500	1,103,267
#	Seikitokyu Kogyo Co. Ltd.	40,230	498,346
#	Sekisui Jushi Corp.	187,200	2,905,869
	Senko Group Holdings Co. Ltd.	674,800	5,055,821
	Senshu Electric Co. Ltd.	73,600	2,428,779
#	Shibaura Machine Co. Ltd.	110,900	2,680,763
	Shibusawa Warehouse Co. Ltd.	58,000	1,161,014
	Shibuya Corp.	93,100	2,143,241
	Shima Seiki Manufacturing Ltd.	150,930	1,382,826
#	Shimojima Co. Ltd.	48,800	447,087
	Shin Maint Holdings Co. Ltd.	14,600	138,502
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,877,549
#	Shinki Bus Co. Ltd.	1,900	43,633
	Shinmaywa Industries Ltd.	339,100	2,761,626
	Shinnihon Corp.	164,700	1,803,599
	Shinsho Corp.	30,000	1,431,837

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Shinwa Co. Ltd.	60,300	$1,091,753
	Shinwa Co. Ltd.	24,800	123,244
	SHO-BOND Holdings Co. Ltd.	6,300	264,847
#	SIGMAXYZ Holdings, Inc.	200,300	2,234,223
#	Sinfonia Technology Co. Ltd.	135,800	2,780,959
	Sinko Industries Ltd.	119,600	3,023,346
	Sintokogio Ltd.	253,400	2,115,989
	SMS Co. Ltd.	322,300	5,542,887
	Soda Nikka Co. Ltd.	105,700	799,046
	Sodick Co. Ltd.	257,500	1,225,644
#	Sotetsu Holdings, Inc.	312,100	5,577,030
#	Space Co. Ltd.	93,062	631,387
#	S-Pool, Inc.	353,600	733,797
	Star Micronics Co. Ltd.	207,800	2,544,328
#	Studio Alice Co. Ltd.	55,200	751,733
	Subaru Enterprise Co. Ltd.	32,700	578,490
	Sugimoto & Co. Ltd.	61,600	920,309
#	Sumiseki Holdings, Inc.	212,700	2,050,342
	Sumitomo Densetsu Co. Ltd.	109,300	2,436,137
	Sumitomo Mitsui Construction Co. Ltd.	821,040	2,309,741
	Sumitomo Warehouse Co. Ltd.	319,400	5,377,938
	Suzumo Machinery Co. Ltd.	4,400	34,521
	SWCC Corp.	157,200	3,931,535
	Tacmina Corp.	14,700	190,234
	Tadano Ltd.	619,100	5,295,092
	Taihei Dengyo Kaisha Ltd.	89,200	2,721,241
	Taiheiyo Kouhatsu, Inc.	37,100	198,692
#	Taikisha Ltd.	149,700	4,676,816
#	Taisei Oncho Co. Ltd.	13,600	411,113
#	Takamatsu Construction Group Co. Ltd.	90,100	1,678,310
	Takamiya Co. Ltd.	144,999	557,523
#	Takano Co. Ltd.	22,000	152,300
	Takaoka Toko Co. Ltd.	59,920	1,006,054
	Takara & Co. Ltd.	48,955	898,357
	Takara Standard Co. Ltd.	192,400	2,436,608
#	Takasago Thermal Engineering Co. Ltd.	245,700	7,821,520
	Takashima & Co. Ltd.	74,800	633,607
#	Takatori Corp.	4,500	126,107
	Takeuchi Manufacturing Co. Ltd.	204,100	8,181,561
#	Takigami Steel Construction Co. Ltd.	5,300	260,457
	Takuma Co. Ltd.	166,600	2,069,201
#	Tanabe Engineering Corp.	39,500	362,262
	Tanseisha Co. Ltd.	230,049	1,334,058
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	828,192
	Techno Ryowa Ltd.	68,690	937,411
	Techno Smart Corp.	46,800	638,998
	TechnoPro Holdings, Inc.	163,200	3,268,607
#	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,730,108
	Teikoku Sen-I Co. Ltd.	113,000	1,722,348
	Tekken Corp.	72,000	1,282,743
	Terasaki Electric Co. Ltd.	24,300	397,517
	Tess Holdings Co. Ltd.	150,800	461,108
	TKC Corp.	183,400	4,501,643
	Toa Corp.	322,400	2,585,030
#	TOA ROAD Corp.	240,500	1,982,453
	Toba, Inc.	9,800	237,458
	Tobishima Corp.	103,354	1,008,302
	Tocalo Co. Ltd.	364,000	4,270,582
	Toda Corp.	908,300	6,076,764

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toenec Corp.	54,000	$2,051,586
#	Togami Electric Manufacturing Co. Ltd.	17,800	350,764
	TOKAI Holdings Corp.	626,700	4,085,264
	Tokyo Energy & Systems, Inc.	115,400	934,869
	Tokyo Keiki, Inc.	71,022	1,214,828
#	Tokyo Sangyo Co. Ltd.	126,500	599,058
#	Tokyu Construction Co. Ltd.	490,300	2,678,479
	Toli Corp.	237,700	650,613
	Tomoe Corp.	138,700	678,181
	Tomoe Engineering Co. Ltd.	46,400	1,347,560
	Tonami Holdings Co. Ltd.	33,400	1,006,718
#	Torishima Pump Manufacturing Co. Ltd.	110,500	2,061,656
#	Totech Corp.	144,300	2,866,692
	Totetsu Kogyo Co. Ltd.	144,700	2,856,759
	Toukei Computer Co. Ltd.	13,620	321,429
	Toyo Construction Co. Ltd.	492,600	4,222,522
	Toyo Denki Seizo KK	3,650	28,662
	Toyo Engineering Corp.	161,695	1,021,996
	Toyo Logistics Co. Ltd.	17,020	173,394
	Toyo Machinery & Metal Co. Ltd.	84,800	428,638
	Toyo Tanso Co. Ltd.	81,200	4,328,071
	Toyo Wharf & Warehouse Co. Ltd.	23,300	214,439
#	Trancom Co. Ltd.	47,200	1,893,402
*	Transcosmos, Inc.	116,900	2,385,410
	TRE Holdings Corp.	145,500	1,159,512
#	Trinity Industrial Corp.	36,000	281,640
	Trusco Nakayama Corp.	238,200	4,038,590
	Tsubaki Nakashima Co. Ltd.	240,200	1,317,137
	Tsubakimoto Chain Co.	154,640	5,209,586
	Tsubakimoto Kogyo Co. Ltd.	85,200	1,260,412
	Tsugami Corp.	248,500	1,890,007
	Tsukishima Holdings Co. Ltd.	165,000	1,545,999
	Tsurumi Manufacturing Co. Ltd.	101,700	2,517,726
#	TWOSTONE&Sons	13,400	133,749
#	Ueki Corp.	60,800	663,584
#	UEX Ltd.	14,000	108,169
	Union Tool Co.	46,900	1,376,951
#	Ushio, Inc.	572,300	7,317,670
	UT Group Co. Ltd.	175,900	4,129,947
*	Visional, Inc.	73,700	4,728,721
	Wakachiku Construction Co. Ltd.	74,800	1,794,253
	Wakita & Co. Ltd.	217,200	2,293,818
	WDB Holdings Co. Ltd.	56,400	858,326
	Weathernews, Inc.	35,600	1,201,922
	Welbe, Inc.	18,800	134,715
	Will Group, Inc.	96,500	674,339
	World Holdings Co. Ltd.	48,500	819,569
# *	W-Scope Corp.	123,500	446,083
	Yahagi Construction Co. Ltd.	172,600	1,766,542
	YAMABIKO Corp.	217,528	2,887,682
	YAMADA Consulting Group Co. Ltd.	50,438	590,284
#	Yamashina Corp.	197,900	111,457
	Yamashin-Filter Corp.	87,600	266,532
#	Yamato Corp.	108,400	777,417
#	Yamaura Corp.	14,400	137,805
	Yamazen Corp.	338,600	2,992,401
#	Yasuda Logistics Corp.	99,100	789,064
	Yokogawa Bridge Holdings Corp.	194,000	3,741,960
	Yondenko Corp.	54,120	1,426,899

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yuasa Trading Co. Ltd.	99,900	$3,490,737
	Yuken Kogyo Co. Ltd.	4,300	65,904
	Yurtec Corp.	257,400	2,519,727
	Yushin Precision Equipment Co. Ltd.	31,700	143,503
	Zaoh Co. Ltd.	25,900	435,692
#	Zenitaka Corp.	14,300	405,568
#	Zuiko Corp.	94,600	870,697
TOTAL INDUSTRIALS			923,068,256
INFORMATION TECHNOLOGY — (13.0%)
#	A&D HOLON Holdings Co. Ltd.	143,900	2,772,834
#	Abalance Corp.	12,000	206,274
	Ad-sol Nissin Corp.	45,308	503,168
#	Adtec Plasma Technology Co. Ltd.	25,000	256,965
#	Advanced Media, Inc.	3,100	33,423
#	AGS Corp.	11,100	61,443
	Ai Holdings Corp.	216,400	3,483,417
*	AI inside, Inc.	9,000	451,284
	Aichi Tokei Denki Co. Ltd.	44,837	718,104
	Aiphone Co. Ltd.	66,800	1,341,660
	Allied Telesis Holdings KK	191,200	139,123
# *	Almedio, Inc.	54,600	390,244
	Alpha Systems, Inc.	27,720	595,070
#	Alps Alpine Co. Ltd.	980,642	7,710,022
	Amano Corp.	287,300	7,320,958
#	Anritsu Corp.	148,699	1,203,612
#	AOI Electronics Co. Ltd.	26,700	461,085
	Argo Graphics, Inc.	102,600	2,885,454
	Arisawa Manufacturing Co. Ltd.	207,900	1,548,993
	Asahi Intelligence Service Co. Ltd.	1,300	12,062
#	Atled Corp.	12,000	112,609
	Avant Group Corp.	127,100	1,083,390
	Axell Corp.	11,400	145,652
	Base Co. Ltd.	27,000	627,374
*	baudroie, Inc.	11,700	300,085
	BrainPad, Inc.	91,500	815,006
	Business Brain Showa-Ota, Inc.	41,500	591,547
#	Business Engineering Corp.	10,300	254,186
	CAC Holdings Corp.	75,200	929,813
	Canon Electronics, Inc.	117,500	1,903,913
#	CDS Co. Ltd.	15,500	176,222
#	Celsys, Inc.	180,700	1,044,271
#	Change Holdings, Inc.	183,200	1,553,920
#	Chino Corp.	41,600	721,609
#	Citizen Watch Co. Ltd.	1,379,800	9,092,469
#	CMK Corp.	261,900	1,066,921
	Computer Engineering & Consulting Ltd.	162,300	1,659,320
	Computer Institute of Japan Ltd.	340,917	1,311,455
	Comture Corp.	145,700	1,901,799
*	Core Concept Technologies, Inc.	16,300	280,557
#	Core Corp.	45,800	569,035
#	Cresco Ltd.	84,700	1,200,734
#	Cross Cat Co. Ltd.	8,200	85,633
#	Cube System, Inc.	60,600	439,085
*	Cyber Security Cloud, Inc.	26,300	501,174
#	Cyberlinks Co. Ltd.	26,700	151,232
#	Cybozu, Inc.	159,000	1,849,249
#	Daishinku Corp.	148,696	778,069
	Daitron Co. Ltd.	55,600	1,302,235

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Daiwabo Holdings Co. Ltd.	556,300	$9,313,139
	Dawn Corp.	3,100	41,401
	Densan System Holdings Co. Ltd.	43,600	774,006
	Dentsu Soken, Inc.	34,200	1,117,146
	Dexerials Corp.	335,200	14,611,449
	Digital Arts, Inc.	70,300	2,017,077
#	Digital Hearts Holdings Co. Ltd.	72,600	458,612
	Digital Information Technologies Corp.	61,700	733,903
	DKK Co. Ltd.	50,700	716,627
#	DKK-Toa Corp.	31,400	197,784
#	Double Standard, Inc.	33,000	400,840
	DTS Corp.	245,400	6,414,613
	Ebase Co. Ltd.	131,400	628,197
	E-Guardian, Inc.	21,708	198,409
	Eizo Corp.	91,900	3,132,397
	Elecom Co. Ltd.	251,700	2,585,262
	Elematec Corp.	109,742	1,387,906
#	Enomoto Co. Ltd.	29,100	312,218
#	Enplas Corp.	37,900	1,821,286
	ESPEC Corp.	111,200	2,206,583
#	Ferrotec Holdings Corp.	251,000	4,883,380
#	FFRI Security, Inc.	3,300	42,868
	Fixstars Corp.	130,200	1,975,068
	Focus Systems Corp.	53,700	460,555
#	Forval Corp.	51,100	430,824
	FTGroup Co. Ltd.	51,000	414,872
	Fukui Computer Holdings, Inc.	62,200	1,062,723
	Furuno Electric Co. Ltd.	148,500	2,402,268
	Furuya Metal Co. Ltd.	22,600	1,677,511
	Future Corp.	273,600	3,014,608
#	Gig Works, Inc.	8,200	30,722
	GL Sciences, Inc.	44,500	798,955
#	Global Security Experts, Inc.	5,400	199,346
	GMO GlobalSign Holdings KK	24,200	479,735
	GMO internet group, Inc.	290,720	5,267,621
	Hagiwara Electric Holdings Co. Ltd.	46,100	1,356,188
#	Hakuto Co. Ltd.	77,800	2,869,328
# *	Headwaters Co. Ltd.	1,500	151,356
*	Hennge KK	61,400	492,419
	Himacs Ltd.	960	9,146
	Hioki EE Corp.	58,800	2,786,326
	Hochiki Corp.	91,500	1,314,065
	Hokuriku Electric Industry Co. Ltd.	21,839	200,323
	Hosiden Corp.	289,700	3,688,741
	HPC Systems, Inc.	1,700	27,785
#	Icom, Inc.	54,900	1,234,733
	ID Holdings Corp.	79,450	795,939
	I'll, Inc.	46,500	928,217
	Ines Corp.	123,100	1,265,252
#	I-Net Corp.	76,490	1,155,005
	Innotech Corp.	96,100	1,268,853
	Intelligent Wave, Inc.	49,800	382,896
	Inter Action Corp.	40,400	347,279
	I-PEX, Inc.	69,100	832,673
	Iriso Electronics Co. Ltd.	122,500	2,454,327
#	ISB Corp.	51,700	467,680
	Itfor, Inc.	172,600	1,542,742
	Iwatsu Electric Co. Ltd.	4,400	19,832
#	Japan Aviation Electronics Industry Ltd.	284,400	4,670,230

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Japan Business Systems, Inc.	5,600	$51,654
#	Japan Cash Machine Co. Ltd.	128,900	1,119,977
#	Japan Electronic Materials Corp.	60,200	1,062,123
	Japan Material Co. Ltd.	407,400	6,511,632
#	Japan System Techniques Co. Ltd.	70,800	844,553
#	Jastec Co. Ltd.	71,600	685,320
	JBCC Holdings, Inc.	87,300	1,908,039
	JFE Systems, Inc.	10,000	256,765
# *	JIG-SAW, Inc.	19,400	512,495
	Justsystems Corp.	175,600	3,081,949
	Kaga Electronics Co. Ltd.	98,800	4,200,680
# *	Kaonavi, Inc.	17,600	212,700
	KEL Corp.	27,900	344,421
#	Koa Corp.	182,200	1,771,388
#	Konica Minolta, Inc.	2,220,500	7,266,867
	KSK Co. Ltd.	3,000	80,632
	Kyosan Electric Manufacturing Co. Ltd.	214,900	735,782
#	Kyowa Electronic Instruments Co. Ltd.	55,300	155,409
#	LAC Co. Ltd.	89,400	478,621
	Marubun Corp.	106,400	1,070,510
#	Maruwa Co. Ltd.	33,200	6,947,369
	Maxell Ltd.	231,100	2,422,180
	MCJ Co. Ltd.	428,700	3,799,131
*	Megachips Corp.	91,900	2,347,204
#	Meiko Electronics Co. Ltd.	122,000	4,331,438
	Melco Holdings, Inc.	35,600	851,241
	Micronics Japan Co. Ltd.	164,100	9,006,344
	MIMAKI ENGINEERING Co. Ltd.	113,200	875,530
	Mimasu Semiconductor Industry Co. Ltd.	103,481	2,104,122
#	Miraial Co. Ltd.	41,100	410,825
#	Miroku Jyoho Service Co. Ltd.	111,000	1,313,956
	Mitsubishi Research Institute, Inc.	51,500	1,688,416
	Mitsui High-Tec, Inc.	77,500	4,402,262
#	m-up Holdings, Inc.	174,600	1,351,409
	Mutoh Holdings Co. Ltd.	7,400	112,429
#	Nagano Keiki Co. Ltd.	82,400	1,231,385
	Naigai Tec Corp.	6,100	133,941
	NCD Co. Ltd./Shinagawa	31,500	380,854
	NEC Networks & System Integration Corp.	244,408	4,069,106
	NET One Systems Co. Ltd.	492,716	8,669,085
#	Nichicon Corp.	270,800	2,286,915
#	Nihon Dempa Kogyo Co. Ltd.	112,400	1,007,587
	Nihon Denkei Co. Ltd.	43,300	691,097
#	Nippon Avionics Co. Ltd.	4,100	316,813
*	Nippon Chemi-Con Corp.	98,500	932,683
	Nippon Electric Glass Co. Ltd.	441,436	11,275,542
#	Nippon Information Development Co. Ltd.	12,600	166,557
#	Nippon Kodoshi Corp.	51,600	630,811
	Nippon Signal Company Ltd.	284,800	1,939,590
	Nissha Co. Ltd.	236,100	2,351,348
	Nohmi Bosai Ltd.	140,700	2,103,435
#	NPC, Inc.	38,400	206,449
	NSD Co. Ltd.	464,660	8,985,203
	NSW, Inc.	48,600	1,004,227
	Ohara, Inc.	47,000	409,215
	Oki Electric Industry Co. Ltd.	494,256	3,778,603
#	Optex Group Co. Ltd.	185,100	2,413,679
*	Optim Corp.	93,500	639,862
	Optorun Co. Ltd.	149,100	2,030,048

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Oro Co. Ltd.	39,800	$689,504
	Osaki Electric Co. Ltd.	199,340	893,923
	Oval Corp.	35,600	126,921
	PCI Holdings, Inc.	45,300	282,605
	Plus Alpha Consulting Co. Ltd.	123,400	1,976,898
#	Pole To Win Holdings, Inc.	175,897	594,585
#	Pro-Ship, Inc.	51,100	484,445
	Restar Corp.	108,800	2,180,331
#	Riken Keiki Co. Ltd.	163,200	4,113,081
#	Riso Kagaku Corp.	45,000	915,807
	Roland DG Corp.	76,900	2,748,002
	Rorze Corp.	58,300	8,235,837
	RS Technologies Co. Ltd.	67,400	1,352,344
#	RYODEN Corp.	92,900	1,643,070
# *	Ryosan Co. Ltd.	106,000	3,382,085
	Saison Technology Co. Ltd.	25,500	330,253
#	Sakura Internet, Inc.	103,200	4,190,111
#	Samco, Inc.	27,500	901,868
#	Sanken Electric Co. Ltd.	108,800	4,771,514
	Sanshin Electronics Co. Ltd.	70,900	1,002,552
#	Santec Holdings Corp.	18,900	644,665
	Satori Electric Co. Ltd.	69,680	1,201,920
	Saxa Holdings, Inc.	21,300	423,593
	SB Technology Corp.	62,000	854,982
#	Segue Group Co. Ltd.	23,900	84,873
	Seikoh Giken Co. Ltd.	23,900	288,757
#	SEMITEC Corp.	32,000	373,596
	Shibaura Electronics Co. Ltd.	42,300	1,742,308
#	Shibaura Mechatronics Corp.	58,400	2,476,063
#	Shikino High-Tech Co. Ltd.	2,300	37,593
#	Shindengen Electric Manufacturing Co. Ltd.	43,000	862,624
	Shinko Shoji Co. Ltd.	231,100	1,820,677
#	Shizuki Electric Co., Inc.	105,000	309,748
#	Showa Shinku Co. Ltd.	24,400	229,950
	Sigma Koki Co. Ltd.	22,300	242,611
	Siix Corp.	175,700	2,005,889
*	Simplex Holdings, Inc.	99,500	1,836,889
	SK-Electronics Co. Ltd.	44,900	1,056,065
# *	Smaregi, Inc.	17,500	269,844
	SMK Corp.	26,049	448,520
	Softcreate Holdings Corp.	96,400	1,183,351
	Soliton Systems KK	54,100	476,423
	Solxyz Co. Ltd.	29,700	66,234
	SRA Holdings	69,900	1,824,811
	Startia Holdings, Inc.	22,600	229,318
	Sumida Corp.	132,049	1,058,925
# *	Sun*, Inc.	50,900	324,222
	Sun-Wa Technos Corp.	75,500	1,199,867
	Suzuden Corp.	13,400	189,631
	Suzuki Co. Ltd.	65,977	552,497
	System D, Inc.	1,100	9,407
	System Research Co. Ltd.	61,600	658,534
	System Support, Inc.	29,400	401,998
	Systems Engineering Consultants Co. Ltd.	10,500	336,013
#	Systena Corp.	1,593,700	2,829,035
#	T&S, Inc.	6,200	82,907
	Tachibana Eletech Co. Ltd.	101,760	2,170,935
	TAKEBISHI Corp.	52,200	704,530
#	Tamura Corp.	423,400	1,664,776

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tazmo Co. Ltd.	58,700	$1,457,019
#	TDC Soft, Inc.	186,800	1,369,514
	TechMatrix Corp.	237,900	2,861,548
#	Techno Horizon Co. Ltd.	9,700	33,341
#	Tecnos Japan, Inc.	46,100	186,032
	Teikoku Tsushin Kogyo Co. Ltd.	40,000	499,703
#	Tera Probe, Inc.	11,500	479,058
#	TESEC Corp.	22,600	357,994
#	Toho System Science Co. Ltd.	4,050	33,538
#	Tokyo Electron Device Ltd.	112,800	5,131,947
	Tomen Devices Corp.	17,800	773,453
	Topcon Corp.	617,300	7,135,867
#	Torex Semiconductor Ltd.	52,900	641,863
	Toshiba TEC Corp.	137,500	2,740,543
#	Towa Corp.	119,700	7,945,566
	Toyo Corp.	149,600	1,515,046
	Tsuzuki Denki Co. Ltd.	45,800	711,794
#	Ubicom Holdings, Inc.	15,600	130,764
	Uchida Yoko Co. Ltd.	46,400	2,120,926
	ULS Group, Inc.	14,700	399,465
	UNITED, Inc.	50,500	295,755
	User Local, Inc.	30,400	457,927
#	V Technology Co. Ltd.	48,800	801,601
	Wacom Co. Ltd.	30,700	131,766
#	WILLs, Inc.	34,200	179,070
*	WingArc1st, Inc.	64,000	1,288,477
#	YAC Holdings Co. Ltd.	13,000	214,210
#	Yamaichi Electronics Co. Ltd.	130,100	2,079,168
	Yashima Denki Co. Ltd.	119,500	1,231,905
#	YE DIGITAL Corp.	27,500	148,006
	Yokowo Co. Ltd.	98,275	999,668
TOTAL INFORMATION TECHNOLOGY			417,327,264
MATERIALS — (12.5%)
	Achilles Corp.	66,700	676,206
	ADEKA Corp.	494,500	10,441,077
	Agro-Kanesho Co. Ltd.	2,300	19,054
	Aica Kogyo Co. Ltd.	225,700	5,521,905
	Aichi Steel Corp.	60,565	1,543,796
	Arakawa Chemical Industries Ltd.	92,300	707,938
#	Araya Industrial Co. Ltd.	12,200	309,484
	ARE Holdings, Inc.	453,000	5,754,499
	Artience Co. Ltd.	214,900	4,170,630
	Asahi Printing Co. Ltd.	25,700	153,134
	Asahi Yukizai Corp.	84,300	2,931,556
	Asahipen Corp.	2,100	25,699
	Asia Pile Holdings Corp.	187,730	1,028,886
	C Uyemura & Co. Ltd.	64,100	4,366,109
	Carlit Holdings Co. Ltd.	122,213	860,743
#	Chubu Steel Plate Co. Ltd.	31,300	545,279
	Chuetsu Pulp & Paper Co. Ltd.	32,800	409,189
#	Chugoku Marine Paints Ltd.	183,100	2,693,537
	CI Takiron Corp.	281,800	1,252,671
#	CK-San-Etsu Co. Ltd.	23,100	591,827
	Dai Nippon Toryo Co. Ltd.	118,200	915,675
	Daido Steel Co. Ltd.	604,900	7,009,665
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	673,136
	Daiki Aluminium Industry Co. Ltd.	156,900	1,272,104
#	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	74,600	1,457,115

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Daio Paper Corp.	363,500	$2,816,291
#	Denka Co. Ltd.	330,100	5,146,854
	DIC Corp.	356,700	6,810,850
	DKS Co. Ltd.	41,115	972,157
#	Dowa Holdings Co. Ltd.	199,500	6,894,158
	Dynapac Co. Ltd.	8,500	102,149
	FP Corp.	156,297	2,837,568
	Fuji Seal International, Inc.	232,828	3,052,353
	Fujikura Kasei Co. Ltd.	132,400	415,362
	Fujimi, Inc.	264,700	6,073,610
	Fujimori Kogyo Co. Ltd.	98,500	2,788,171
#	Fuso Chemical Co. Ltd.	112,800	3,443,662
	Godo Steel Ltd.	49,900	1,892,854
	Gun-Ei Chemical Industry Co. Ltd.	25,700	639,042
#	Hakudo Co. Ltd.	41,600	691,053
#	Harima Chemicals Group, Inc.	68,700	420,182
	Hodogaya Chemical Co. Ltd.	34,401	815,020
	Hokkan Holdings Ltd.	53,741	664,150
	Hokko Chemical Industry Co. Ltd.	115,300	952,637
#	Hokuetsu Corp.	754,699	9,286,837
#	Ise Chemicals Corp.	10,400	1,065,740
	Ishihara Chemical Co. Ltd.	72,000	877,115
	Ishihara Sangyo Kaisha Ltd.	174,050	1,992,424
#	Ishizuka Glass Co. Ltd.	10,200	196,910
#	Japan Pure Chemical Co. Ltd.	500	10,100
	JCU Corp.	124,200	3,160,356
#	JSP Corp.	79,400	1,183,936
	Kaneka Corp.	219,600	5,464,506
#	Kanto Denka Kogyo Co. Ltd.	249,700	1,663,892
	KeePer Technical Laboratory Co. Ltd.	83,000	2,728,143
#	KEIWA, Inc.	47,200	355,479
	KH Neochem Co. Ltd.	190,142	2,879,385
	Kimoto Co. Ltd.	172,900	259,487
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,099,619
	Kohsoku Corp.	70,200	1,063,241
	Konishi Co. Ltd.	330,800	3,362,991
#	Konoshima Chemical Co. Ltd.	37,500	385,699
#	Krosaki Harima Corp.	116,000	2,695,751
	Kumiai Chemical Industry Co. Ltd.	346,887	1,897,435
	Kunimine Industries Co. Ltd.	35,000	242,796
	Kureha Corp.	263,550	4,753,075
	Kurimoto Ltd.	59,000	1,542,186
	Kuriyama Holdings Corp.	79,300	703,373
#	Kyoei Steel Ltd.	131,200	2,052,102
	Kyowa Leather Cloth Co. Ltd.	70,100	370,612
	Lintec Corp.	240,500	4,958,095
	Maeda Kosen Co. Ltd.	116,000	2,778,962
	Maruichi Steel Tube Ltd.	233,400	6,232,085
#	MEC Co. Ltd.	92,900	2,486,417
	Mitani Sekisan Co. Ltd.	66,000	2,626,248
	Mitsubishi Materials Corp.	477,800	8,984,881
#	Mitsubishi Paper Mills Ltd.	172,200	679,482
#	Mitsubishi Steel Manufacturing Co. Ltd.	57,000	547,867
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,095,522
#	MORESCO Corp.	22,600	211,093
#	Moriroku Holdings Co. Ltd.	15,400	264,348
	Mory Industries, Inc.	33,200	1,369,046
	Muto Seiko Co.	21,900	286,427
#	Nakayama Steel Works Ltd.	206,000	1,276,668

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nasu Denki Tekko Co. Ltd.	3,000	$222,286
	Neturen Co. Ltd.	200,900	1,467,698
# *	New Japan Chemical Co. Ltd.	103,900	127,873
	Nicca Chemical Co. Ltd.	45,700	282,632
	Nichia Steel Works Ltd.	24,800	54,038
#	Nihon Kagaku Sangyo Co. Ltd.	79,800	754,218
	Nihon Nohyaku Co. Ltd.	184,500	978,035
	Nihon Parkerizing Co. Ltd.	513,400	4,134,830
#	Nihon Yamamura Glass Co. Ltd.	45,000	497,625
	Nippon Carbide Industries Co., Inc.	46,200	551,156
	Nippon Chemical Industrial Co. Ltd.	42,500	661,754
#	Nippon Concrete Industries Co. Ltd.	240,017	629,871
	Nippon Denko Co. Ltd.	561,614	1,179,945
#	Nippon Fine Chemical Co. Ltd.	81,000	1,357,909
	Nippon Kayaku Co. Ltd.	608,700	5,221,478
	Nippon Light Metal Holdings Co. Ltd.	339,890	4,033,373
	Nippon Paper Industries Co. Ltd.	517,800	4,006,918
#	Nippon Pillar Packing Co. Ltd.	108,800	4,422,888
	Nippon Shokubai Co. Ltd.	421,600	4,117,071
	Nippon Soda Co. Ltd.	136,200	5,453,160
#	Nippon Yakin Kogyo Co. Ltd.	73,349	2,341,228
#	Nitta Gelatin, Inc.	70,100	333,716
	Nittetsu Mining Co. Ltd.	65,900	2,125,489
	Nozawa Corp.	47,500	303,474
	Oat Agrio Co. Ltd.	49,200	664,893
	Okamoto Industries, Inc.	69,300	2,254,503
	Okura Industrial Co. Ltd.	44,300	904,897
	Osaka Organic Chemical Industry Ltd.	90,943	1,917,874
#	Osaka Soda Co. Ltd.	62,399	3,965,942
#	Osaka Steel Co. Ltd.	79,300	1,143,865
#	OSAKA Titanium Technologies Co. Ltd.	157,200	2,715,113
# *	Pacific Metals Co. Ltd.	86,841	776,199
	Pack Corp.	87,200	2,166,236
#	Rasa Industries Ltd.	43,000	773,798
	Rengo Co. Ltd.	1,028,300	7,838,768
	Riken Technos Corp.	231,800	1,517,594
	Sakai Chemical Industry Co. Ltd.	80,516	1,021,710
#	Sakata INX Corp.	243,000	2,530,159
	Sanyo Chemical Industries Ltd.	72,100	2,009,946
	Sanyo Special Steel Co. Ltd.	115,660	1,708,295
	Sekisui Kasei Co. Ltd.	135,082	446,805
	Shikoku Kasei Holdings Corp.	224,500	2,621,633
	Shinagawa Refractories Co. Ltd.	161,000	2,023,498
	Shin-Etsu Polymer Co. Ltd.	262,800	2,675,414
	SK Kaken Co. Ltd.	6,700	351,691
	Soken Chemical & Engineering Co. Ltd.	46,700	987,483
	Stella Chemifa Corp.	55,900	1,355,555
#	Sumitomo Bakelite Co. Ltd.	254,000	7,654,315
	Sumitomo Osaka Cement Co. Ltd.	196,699	4,920,987
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,675,231
#	T Hasegawa Co. Ltd.	123,100	2,483,085
	Taiheiyo Cement Corp.	435,291	10,025,363
	Taisei Lamick Co. Ltd.	36,900	719,132
	Taiyo Holdings Co. Ltd.	221,700	4,884,861
	Takasago International Corp.	82,700	1,879,233
	Takemoto Yohki Co. Ltd.	35,900	187,782
	Taki Chemical Co. Ltd.	7,700	190,042
#	Tanaka Chemical Corp.	13,400	88,850
#	Taoka Chemical Co. Ltd.	15,100	80,867

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tayca Corp.	89,617	$900,389
	Teijin Ltd.	840,188	7,631,000
#	Tenma Corp.	111,300	1,666,230
	Toagosei Co. Ltd.	666,600	6,984,339
	Toho Acetylene Co. Ltd.	63,500	165,292
	Toho Chemical Industry Co. Ltd.	47,000	163,050
#	Toho Titanium Co. Ltd.	182,800	1,898,989
# *	Toho Zinc Co. Ltd.	81,499	593,810
	Tohoku Steel Co. Ltd.	8,300	106,544
	Tokai Carbon Co. Ltd.	1,067,700	7,075,223
	Tokushu Tokai Paper Co. Ltd.	52,258	1,373,134
	Tokuyama Corp.	354,797	6,212,982
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	231,384
	Tokyo Rope Manufacturing Co. Ltd.	46,000	434,503
#	Tokyo Steel Manufacturing Co. Ltd.	469,100	5,143,876
#	Tokyo Tekko Co. Ltd.	52,900	1,838,368
	Tomoku Co. Ltd.	70,600	1,227,709
	Topy Industries Ltd.	76,800	1,370,105
#	Toyo Gosei Co. Ltd.	29,500	1,891,135
	Toyobo Co. Ltd.	469,900	3,456,542
#	TYK Corp.	108,200	341,377
	UACJ Corp.	189,241	5,413,571
	UBE Corp.	581,000	10,350,189
#	Ultrafabrics Holdings Co. Ltd.	12,900	105,461
#	Valqua Ltd.	103,799	3,476,681
	Vertex Corp.	126,294	1,377,931
	Wavelock Holdings Co. Ltd.	28,300	128,569
#	Wood One Co. Ltd.	8,797	60,997
#	Yodogawa Steel Works Ltd.	133,400	4,037,725
	Yotai Refractories Co. Ltd.	115,400	1,118,302
	Yushiro Chemical Industry Co. Ltd.	54,300	799,251
#	Zeon Corp.	348,499	3,035,629
TOTAL MATERIALS			401,879,939
REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	75,179	123,938
	Airport Facilities Co. Ltd.	143,970	580,296
#	Anabuki Kosan, Inc.	16,400	234,107
	Aoyama Zaisan Networks Co. Ltd.	101,700	864,153
	Apaman Co. Ltd.	75,900	244,319
	Arealink Co. Ltd.	47,573	845,224
	AZOOM Co. Ltd.	8,200	327,781
	B-Lot Co. Ltd.	33,900	234,388
	Cosmos Initia Co. Ltd.	46,100	278,089
	CRE, Inc.	38,300	361,176
	Dear Life Co. Ltd.	150,100	1,037,952
#	Goldcrest Co. Ltd.	89,770	1,506,132
#	Grandy House Corp.	95,600	380,623
	Heiwa Real Estate Co. Ltd.	124,100	3,257,129
#	JALCO Holdings, Inc.	96,400	241,840
#	Japan Property Management Center Co. Ltd.	79,300	642,405
	JINUSHI Co. Ltd.	77,900	1,252,280
	JSB Co. Ltd.	50,800	954,383
#	Kasumigaseki Capital Co. Ltd.	10,400	1,174,767
#	Katitas Co. Ltd.	258,200	3,364,433
#	Keihanshin Building Co. Ltd.	197,400	2,007,838
#	LA Holdings Co. Ltd.	12,200	389,264
	Leopalace21 Corp.	1,048,500	3,533,004
	Loadstar Capital KK	34,100	621,182

The Japanese Small Company Series

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Mirarth Holdings, Inc.	523,500	$1,723,583
	Mugen Estate Co. Ltd.	54,600	568,207
	Nisshin Group Holdings Co. Ltd.	196,700	664,291
	Raysum Co. Ltd.	21,248	483,300
	Relo Group, Inc.	456,756	3,718,217
	SAMTY Co. Ltd.	155,850	2,847,406
	Sankyo Frontier Co. Ltd.	23,700	664,980
	Sansei Landic Co. Ltd.	3,100	22,082
# *	SRE Holdings Corp.	46,200	1,290,588
	Star Mica Holdings Co. Ltd.	137,071	561,889
	Starts Corp., Inc.	200,400	4,169,526
	Sun Frontier Fudousan Co. Ltd.	173,400	2,144,095
	Sunnexta Group, Inc.	11,100	74,355
# *	Tasuki Corp.	7,200	66,730
#	Tenpo Innovation Co. Ltd.	3,100	19,133
# *	TKP Corp.	49,700	575,070
#	TOC Co. Ltd.	284,250	1,306,559
#	Tokyo Theatres Co., Inc.	47,099	346,467
	Tosei Corp.	178,200	2,825,546
	Urbanet Corp. Co. Ltd.	92,700	256,924
TOTAL REAL ESTATE			48,785,651
UTILITIES — (1.5%)
	EF-ON, Inc.	72,920	210,784
# *	eRex Co. Ltd.	156,800	715,946
#	Hiroshima Gas Co. Ltd.	307,500	776,785
#	Hokkaido Electric Power Co., Inc.	971,300	5,312,273
	Hokkaido Gas Co. Ltd.	92,600	1,547,611
#	Hokuriku Electric Power Co.	989,500	5,256,132
#	Hokuriku Gas Co. Ltd.	10,100	229,197
#	K&O Energy Group, Inc.	84,600	1,777,844
	Nippon Gas Co. Ltd.	655,600	11,041,717
#	Okinawa Electric Power Co., Inc.	250,916	1,904,385
# *	Renewable Japan Co. Ltd.	12,900	86,660
# *	RENOVA, Inc.	214,500	1,762,239
	Saibu Gas Holdings Co. Ltd.	151,600	1,899,971
#	Shikoku Electric Power Co., Inc.	776,800	6,070,348
	Shizuoka Gas Co. Ltd.	315,000	1,969,435
	Toell Co. Ltd.	54,200	298,670
#	Toho Gas Co. Ltd.	265,600	5,880,528
	West Holdings Corp.	126,603	2,400,970
TOTAL UTILITIES			49,141,495
TOTAL COMMON STOCKS Cost ($2,674,148,544)			3,103,229,202

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@ §	The DFA Short Term Investment Fund	8,692,194	100,559,993
TOTAL INVESTMENTS — (100.0%) (Cost $2,774,700,637)^^			$3,203,789,195
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.

The Japanese Small Company Series

CONTINUED

§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of March 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$66,745,568	—	$66,745,568
Consumer Discretionary	—	474,890,798	—	474,890,798
Consumer Staples	—	245,398,865	—	245,398,865
Energy	—	27,382,446	—	27,382,446
Financials	—	286,581,563	—	286,581,563
Health Care	—	162,027,357	—	162,027,357
Industrials	—	923,068,256	—	923,068,256
Information Technology	—	417,327,264	—	417,327,264
Materials	—	401,879,939	—	401,879,939
Real Estate	—	48,785,651	—	48,785,651
Utilities	—	49,141,495	—	49,141,495
Securities Lending Collateral	—	100,559,993	—	100,559,993
TOTAL	—	$3,203,789,195	—	$3,203,789,195

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
AUSTRALIA — (69.0%)
# *	29Metals Ltd.	554,459	$135,619
*	3P Learning Ltd.	93,233	75,949
# *	4DMedical Ltd.	44,717	18,939
	4DMedical Ltd.	6,529	2,766
	A2B Australia Ltd.	511,111	478,676
	Accent Group Ltd.	2,364,473	3,127,848
* ††	ACN Ltd.	1,687	0
	Acrow Ltd.	575,359	448,211
#	Adairs Ltd.	946,090	1,583,870
*	Adbri Ltd.	2,268,700	4,630,214
*	Ainsworth Game Technology Ltd.	557,129	441,075
*	Alkane Resources Ltd.	2,714,831	1,106,945
*	Alliance Aviation Services Ltd.	436,741	826,424
# *	Alligator Energy Ltd.	8,107,416	311,191
# *	Altech Batteries Ltd.	174,277	7,948
	Altium Ltd.	49,163	2,088,309
*	Alumina Ltd.	9,199,687	8,525,012
# *	AMA Group Ltd.	10,669,904	382,299
#	AMP Ltd.	16,162,745	12,329,553
	Ansell Ltd.	681,598	10,915,625
*	Antipa Minerals Ltd.	3,268,084	25,445
#	APM Human Services International Ltd.	80,377	85,376
# *	Appen Ltd.	1,224,295	466,482
# *	Arafura Rare Earths Ltd.	11,847,717	1,583,859
#	ARB Corp. Ltd.	511,012	13,765,736
# *	Archer Materials Ltd.	514,440	191,335
*	Ardea Resources Ltd.	232,320	109,889
# *	Argosy Minerals Ltd.	2,371,384	208,625
#	ARN Media Ltd.	2,190,777	1,255,852
# *	Aroa Biosurgery Ltd.	310,301	112,260
# *	Articore Group Ltd.	1,256,028	452,445
	AUB Group Ltd.	604,471	11,714,329
*	Audinate Group Ltd.	300,422	4,097,780
# *	Aura Energy Ltd.	259,286	27,886
	Aura Energy Ltd.	36,741	3,950
# *	Aurelia Metals Ltd.	9,262,466	934,367
# *	Aussie Broadband Ltd.	1,249,902	2,914,299
	Austal Ltd.	1,884,395	2,697,361
#	Austin Engineering Ltd.	845,694	270,051
# *	Australian Agricultural Co. Ltd.	2,095,546	1,857,795
#	Australian Clinical Labs Ltd.	892,912	1,564,916
	Australian Ethical Investment Ltd.	432,568	1,390,305
#	Australian Finance Group Ltd.	1,690,583	1,794,909
# *	Australian Strategic Materials Ltd.	519,757	467,728
# *	Australian Vanadium Ltd.	16,823,179	186,379
# *	Australian Vintage Ltd.	2,444,948	637,160
#	Auswide Bank Ltd.	198,877	568,794
	Autosports Group Ltd.	6,773	11,737
# *	AVJennings Ltd.	7,298,697	1,689,853
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	14,528	34,494
#	Baby Bunting Group Ltd.	696,057	951,995

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Bank of Queensland Ltd.	3,764,914	$15,510,442
# *	Bannerman Energy Ltd.	95,393	229,414
#	Bapcor Ltd.	2,013,984	8,280,844
	Base Resources Ltd.	2,267,930	170,264
*	BCI Minerals Ltd.	5,533,358	847,420
	Beach Energy Ltd.	9,477,871	11,367,311
#	Beacon Lighting Group Ltd.	496,214	956,734
	Beacon Minerals Ltd.	2,446,902	39,928
	Bega Cheese Ltd.	1,544,663	4,208,467
#	Bell Financial Group Ltd.	734,391	650,735
*	Bellevue Gold Ltd.	8,680,965	10,675,685
	Bendigo & Adelaide Bank Ltd.	20,951	139,936
*	Berkeley Energia Ltd.	37,692	6,633
# *	Betmakers Technology Group Ltd.	2,293,199	146,582
# *	Bigtincan Holdings Ltd.	1,377,352	139,282
*	Black Cat Syndicate Ltd.	80,356	11,785
# *	Black Rock Mining Ltd.	2,703,893	126,626
	Black Rock Mining Ltd.	379,417	17,802
# *	Boss Energy Ltd.	2,985,896	9,271,683
*	Botanix Pharmaceuticals Ltd.	220,516	32,332
# *	Bravura Solutions Ltd.	2,245,735	2,048,015
#	Breville Group Ltd.	613,229	10,986,528
	Brickworks Ltd.	402,565	7,471,515
# *	Bubs Australia Ltd.	1,112,690	123,170
# * ††	BWX Ltd.	744,883	18,203
*	Byron Energy Ltd.	275,427	14,694
# *	Calidus Resources Ltd.	1,056,671	79,346
	Calidus Resources Ltd.	224,917	16,855
	Calima Energy Ltd.	1,950,890	159,069
*	Calix Ltd.	11,872	11,316
#	Capitol Health Ltd.	5,647,083	882,813
	Capral Ltd.	73,253	443,715
*	Capricorn Metals Ltd.	2,326,307	7,803,364
# *	Carnarvon Energy Ltd.	9,573,458	1,184,381
#	Cash Converters International Ltd.	2,674,589	391,782
# *	Catapult Group International Ltd.	510,098	515,157
	Cedar Woods Properties Ltd.	384,889	1,203,704
	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	1,098,138	2,899,001
	Challenger Ltd.	2,095,730	9,708,021
	Champion Iron Ltd.	2,045,901	9,877,249
# *	Chrysos Corp. Ltd.	62,746	280,409
# *	City Chic Collective Ltd.	1,254,668	335,156
*	Clean Seas Seafood Ltd.	247,494	41,933
	ClearView Wealth Ltd.	156,351	60,633
#	Clinuvel Pharmaceuticals Ltd.	243,314	2,276,325
#	Clover Corp. Ltd.	788,775	249,445
# *	Coast Entertainment Holdings Ltd.	2,196,968	759,069
# *	Cobalt Blue Holdings Ltd.	650,479	59,186
	Cobram Estate Olives Ltd.	13,612	17,253
	Codan Ltd.	810,546	5,741,600
#	COG Financial Services Ltd.	11,590	10,671
# *	Cogstate Ltd.	285,806	251,328
	Collins Foods Ltd.	698,877	4,618,472
*	Comet Ridge Ltd.	2,645,338	345,117
# *	Cooper Energy Ltd.	16,525,904	2,377,183

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Core Lithium Ltd.	2,708,158	$273,328
Ω	Coronado Global Resources, Inc., CDI	1,743,818	1,419,547
#	Corporate Travel Management Ltd.	735,679	8,137,349
#	Credit Corp. Group Ltd.	403,803	4,864,615
	CSR Ltd.	3,025,097	17,390,070
	Dalrymple Bay Infrastructure Ltd.	197,878	353,402
	Data#3 Ltd.	1,167,081	6,296,948
*	De Grey Mining Ltd.	9,508,084	7,845,390
*	Deep Yellow Ltd.	2,243,598	1,950,668
	Deterra Royalties Ltd.	1,584,998	5,092,910
# *	Develop Global Ltd.	101,560	157,597
	Dicker Data Ltd.	454,347	3,188,006
#	Domain Holdings Australia Ltd.	1,612,485	3,445,593
	Domino's Pizza Enterprises Ltd.	366,930	10,366,681
	Downer EDI Ltd.	4,102,725	13,643,047
# *	Dreadnought Resources Ltd.	5,603,062	62,330
# *	Dropsuite Ltd.	52,173	10,372
*	DUG Technology Ltd.	40,507	71,044
	Duratec Ltd.	242,534	187,346
#	Eagers Automotive Ltd.	877,469	8,096,813
*	Earlypay Ltd.	223,836	27,692
# *	Ecograf Ltd.	1,581,731	185,518
	Elanor Investor Group	258,201	198,606
	Elders Ltd.	960,921	5,872,585
# *	Electro Optic Systems Holdings Ltd.	80,313	86,679
	Electro Optic Systems Holdings Ltd.	9,662	10,420
# *	Elevate Uranium Ltd.	172,343	53,347
# *	Elixir Energy Ltd.	2,250,692	104,177
	Emeco Holdings Ltd.	1,804,089	835,930
*	Emerald Resources NL	2,812,872	5,377,073
# *	EML Payments Ltd.	1,912,519	1,533,149
*	Energy Transition Minerals Ltd.	1,881,748	46,688
	Enero Group Ltd.	298,728	344,713
# *	EnviroSuite Ltd.	1,131,191	41,977
#	EQT Holdings Ltd.	180,608	3,460,533
	Eureka Group Holdings Ltd.	37,142	12,957
# *	European Lithium Ltd.	3,882,196	177,164
	Euroz Hartleys Group Ltd.	329,402	179,214
	EVT Ltd.	623,546	5,047,069
*	Experience Co. Ltd.	102,579	10,683
	Fenix Resources Ltd.	949,923	163,918
*	Finbar Group Ltd.	337,695	155,359
# * ††	Firefinch Ltd.	1,569,275	38,348
*	FleetPartners Group Ltd.	1,881,675	4,611,359
#	Fleetwood Ltd.	570,779	556,115
#	Flight Centre Travel Group Ltd.	991,677	14,106,519
# *	Frontier Digital Ventures Ltd.	1,085,135	410,356
	G8 Education Ltd.	4,311,845	3,371,763
# *	Galan Lithium Ltd.	1,772,684	479,705
# *	Genetic Signatures Ltd.	197,143	87,350
*	Genetic Signatures Ltd.	25,770	11,419
# *	Genex Power Ltd.	1,098,842	175,806
	Gold Road Resources Ltd.	7,784,315	8,027,208
	GR Engineering Services Ltd.	350,657	521,109
	GrainCorp Ltd., Class A	1,353,547	7,266,809
	Grange Resources Ltd.	3,343,783	958,761

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	1,021,707	$7,852,748
	GWA Group Ltd.	1,285,728	2,245,711
	Hansen Technologies Ltd.	1,184,216	3,759,489
#	Harvey Norman Holdings Ltd.	903,252	3,031,312
# *	Hastings Technology Metals Ltd.	50,199	14,072
# *	Healius Ltd.	4,269,945	3,684,925
	Helia Group Ltd.	2,432,299	6,197,179
*	Helios Energy Ltd.	817,342	26,707
#	Helloworld Travel Ltd.	51,370	101,114
# *	Highfield Resources Ltd.	535,052	148,301
# *	Hillgrove Resources Ltd.	937,758	41,516
	Horizon Oil Ltd.	2,581,265	303,025
*	Hot Chili Ltd.	169,686	121,734
	HUB24 Ltd.	477,073	13,177,210
#	Humm Group Ltd.	2,572,069	836,843
#	IDP Education Ltd.	98,018	1,144,175
	Iluka Resources Ltd.	1,803,994	8,479,007
*	Image Resources NL	208,730	9,540
	Imdex Ltd.	3,102,837	4,707,702
# *	Immutep Ltd.	3,323,024	822,816
# *	Immutep Ltd., Sponsored ADR	7,245	16,881
*	ImpediMed Ltd.	267,755	16,060
# *	Imugene Ltd.	4,503,837	308,217
	Incitec Pivot Ltd.	5,553,944	10,460,039
	Infomedia Ltd.	3,020,161	3,504,334
	Inghams Group Ltd.	2,665,743	6,236,394
#	Insignia Financial Ltd.	3,269,076	5,372,042
#	Integral Diagnostics Ltd.	1,227,850	1,801,571
*	Investigator Resources Ltd.	278,908	7,471
# *	ioneer Ltd.	8,674,581	904,130
	IPD Group Ltd.	101,800	319,200
	IPH Ltd.	1,562,087	6,420,626
#	IRESS Ltd.	1,207,485	6,523,233
	IVE Group Ltd.	740,279	1,051,716
#	Johns Lyng Group Ltd.	1,318,732	5,510,279
*	Judo Capital Holdings Ltd.	326,325	282,919
	Jumbo Interactive Ltd.	208,843	2,333,676
	Jupiter Mines Ltd.	5,809,198	851,729
*	Karoon Energy Ltd.	5,017,969	7,088,589
	Kelly Partners Group Holdings Ltd.	3,572	15,549
#	Kelsian Group Ltd.	923,438	3,475,714
# *	Kogan.com Ltd.	479,738	2,466,540
# *	Lark Distilling Co. Ltd.	53,414	41,583
	Lendlease Corp. Ltd.	2,861,333	11,985,473
* ††	Leo Lithium Ltd.	726,998	89,538
# *	Lepidico Ltd.	2,895,993	9,451
	Liberty Financial Group Ltd.	4,470	11,321
	Lifestyle Communities Ltd.	676,135	6,900,575
	Lindsay Australia Ltd.	412,943	299,968
	Link Administration Holdings Ltd.	2,909,717	4,230,147
	Lovisa Holdings Ltd.	404,882	8,803,233
*	Lucapa Diamond Co. Ltd.	427,428	32,008
	Lycopodium Ltd.	81,447	621,137
#	MA Financial Group Ltd.	509,471	1,621,339
#	Maas Group Holdings Ltd.	114,146	334,868
# *	Mach7 Technologies Ltd.	42,643	19,877

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Macmahon Holdings Ltd.	5,977,758	$876,350
*	Macquarie Technology Group Ltd.	30,813	1,597,846
#	Mader Group Ltd.	101,553	422,477
	Magellan Financial Group Ltd.	934,906	6,023,721
††	Mallee Resources Ltd.	49,485	2,580
	MaxiPARTS Ltd.	102,620	159,833
# *	Mayne Pharma Group Ltd.	373,929	1,763,480
	McMillan Shakespeare Ltd.	544,280	6,959,481
#	McPherson's Ltd.	653,702	232,365
# *	Medical Developments International Ltd.	167,262	65,426
*	Megaport Ltd.	589,666	5,756,176
# *	Melbana Energy Ltd.	1,489,820	60,238
# *	Mesoblast Ltd.	3,561,708	1,287,428
# *	Metals X Ltd.	3,009,959	696,829
	Metcash Ltd.	5,799,205	14,779,711
	Michael Hill International Ltd.	1,522,713	664,190
# *	Micro-X Ltd.	261,656	20,464
*	MMA Offshore Ltd.	1,868,257	3,179,164
	Monadelphous Group Ltd.	567,315	5,240,853
	Monash IVF Group Ltd.	2,171,758	2,045,197
	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	110,922
*	Mount Gibson Iron Ltd.	3,425,177	957,933
#	Myer Holdings Ltd.	3,710,235	1,969,587
	MyState Ltd.	642,171	1,530,999
*	Nanosonics Ltd.	1,532,733	2,745,636
	Navigator Global Investments Ltd.	1,510,054	1,615,908
# *	Neometals Ltd.	1,640,466	139,227
	Netwealth Group Ltd.	798,551	10,980,709
#	New Hope Corp. Ltd.	3,161,113	9,576,504
*	New World Resources Ltd.	2,751,437	79,086
# *	NextEd Group Ltd.	47,565	9,301
	nib holdings Ltd.	2,762,115	14,147,722
	Nick Scali Ltd.	398,085	3,993,828
	Nickel Industries Ltd.	9,405,425	4,960,745
#	Nine Entertainment Co. Holdings Ltd.	7,806,987	8,695,500
# *	Novonix Ltd.	1,098,177	613,056
	NRW Holdings Ltd.	3,217,572	6,138,844
	Nufarm Ltd.	2,214,939	7,941,484
*	Nuix Ltd.	468,715	680,995
	Objective Corp. Ltd.	110,773	930,413
*	OFX Group Ltd.	1,517,351	1,610,613
	OM Holdings Ltd.	676,887	191,903
# *	Omni Bridgeway Ltd.	1,596,158	1,574,807
	oOh!media Ltd.	2,618,980	3,037,492
*	Opthea Ltd.	273,202	131,652
	Orora Ltd.	7,895,775	13,992,003
	Pacific Current Group Ltd.	333,540	2,219,349
#	Pacific Smiles Group Ltd.	272,678	284,270
*	Paladin Energy Ltd.	17,262,941	15,380,670
# * ††	Panoramic Resources Ltd.	10,367,820	175,661
# *	Pantoro Ltd.	9,770,781	402,072
# *	Paradigm Biopharmaceuticals Ltd.	59,638	13,390
	Paragon Care Ltd.	348,680	70,446
	Peet Ltd.	1,364,417	1,070,955
# *	Peninsula Energy Ltd.	5,706,281	464,295

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	PeopleIN Ltd.	454,984	$326,066
	Pepper Money Ltd.	217,431	232,664
	Perenti Ltd.	4,497,642	2,872,247
	Perpetual Ltd.	595,344	9,730,928
	Perseus Mining Ltd.	8,150,426	11,429,184
#	Peter Warren Automotive Holdings Ltd.	341,518	489,594
*	PEXA Group Ltd.	718,528	6,343,830
#	Pinnacle Investment Management Group Ltd.	843,664	6,387,940
	Platinum Asset Management Ltd.	2,397,454	1,687,635
*	Playside Studios Ltd.	41,490	25,572
#	PointsBet Holdings Ltd.	616,994	331,531
*	Poseidon Nickel Ltd.	13,403,271	57,017
	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	836,576
# *	Predictive Discovery Ltd.	1,997,557	293,326
	Premier Investments Ltd.	434,928	9,297,866
	Probiotec Ltd.	109,937	207,755
#	Propel Funeral Partners Ltd.	262,510	956,617
# * ††	Province Resources Ltd.	889,179	4,635
	PSC Insurance Group Ltd.	764,913	2,702,634
	PWR Holdings Ltd.	618,964	4,652,517
	QANTM Intellectual Property Ltd.	112,211	115,644
	Qube Holdings Ltd.	382,135	849,044
	Ramelius Resources Ltd.	6,372,398	7,734,774
# *	ReadyTech Holdings Ltd.	271,579	593,008
*	Red 5 Ltd.	19,115,525	4,740,646
††	Red River Resources Ltd.	480,964	0
	Regal Partners Ltd.	40,660	78,955
#	Regis Healthcare Ltd.	924,208	2,415,179
*	Regis Resources Ltd.	4,390,572	5,765,150
	Reject Shop Ltd.	181,592	538,545
	Reliance Worldwide Corp. Ltd.	4,574,507	17,165,099
#	Resimac Group Ltd.	124,613	84,892
*	Resolute Mining Ltd.	12,373,039	3,470,357
# *	Retail Food Group Ltd.	13,948,578	681,965
# *	Rex Minerals Ltd.	1,661,163	216,861
#	Ridley Corp. Ltd.	1,892,845	3,072,547
*	RPMGlobal Holdings Ltd.	1,315,368	1,893,930
*	Sandfire Resources Ltd.	2,980,077	17,260,825
# *	Select Harvests Ltd.	726,282	2,106,030
#	Servcorp Ltd.	348,243	857,372
	Service Stream Ltd.	3,458,885	2,818,662
# *	Seven West Media Ltd.	5,367,384	664,548
	SG Fleet Group Ltd.	437,984	841,769
	Shaver Shop Group Ltd.	677,094	498,562
*	Sheffield Resources Ltd.	249,376	89,536
	Shine Justice Ltd.	59,739	26,870
	Shriro Holdings Ltd.	24,206	11,368
	Sigma Healthcare Ltd.	10,130,069	8,551,734
*	Silver Lake Resources Ltd.	5,859,748	4,737,932
# *	Silver Mines Ltd.	4,378,799	484,749
	Sims Ltd.	1,023,034	8,476,211
	SmartGroup Corp. Ltd.	884,641	5,601,604
#	Solvar Ltd.	1,099,280	767,762
	Southern Cross Electrical Engineering Ltd.	872,550	585,853
#	Southern Cross Media Group Ltd.	1,279,864	796,451

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
* ††	SpeedCast International Ltd.	1,497,915	$0
	SRG Global Ltd.	1,505,931	784,892
*	St Barbara Ltd.	5,370,860	611,930
	Stanmore Resources Ltd.	679,376	1,427,434
*	Star Entertainment Group Ltd.	12,793,618	4,787,817
* ††	Strandline Resources Ltd.	2,534,832	117,279
# *	Strike Energy Ltd.	8,089,932	1,369,483
††	Sunland Group Ltd.	644,302	23,092
*	Sunstone Metals Ltd.	6,566,306	68,104
	Super Retail Group Ltd.	1,077,207	11,303,961
# *	Superloop Ltd.	2,415,451	2,124,314
# *	Syrah Resources Ltd.	4,499,306	1,452,640
	Tabcorp Holdings Ltd.	13,480,179	6,633,254
	Technology One Ltd.	955,590	10,562,172
*	Telix Pharmaceuticals Ltd.	166,539	1,397,675
*	Temple & Webster Group Ltd.	645,713	5,522,607
* ††	Ten Sixty Four Ltd.	1,044,721	74,887
#	Terracom Ltd.	2,757,084	431,332
	Tribune Resources Ltd.	14,725	36,489
# *	Tuas Ltd.	288,970	735,556
*	Tyro Payments Ltd.	2,563,518	1,718,275
#	Universal Store Holdings Ltd.	19,109	66,627
	Ventia Services Group Pty. Ltd.	3,811,343	9,564,631
††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	5,662,942	13,663,872
# *	Viva Leisure Ltd.	84,215	80,433
# *	Volpara Health Technologies Ltd.	225,102	166,556
# *	Vulcan Energy Resources Ltd.	76,760	143,549
# *	Wagners Holding Co. Ltd.	137,096	86,977
* ††	Walkabout Resources Ltd.	1,129,282	95,544
# *	Webjet Ltd.	2,238,459	12,871,298
*	West African Resources Ltd.	5,444,548	4,263,279
#	Westgold Resources Ltd.	2,847,042	4,870,414
* ††	Wiluna Mining Corp. Ltd.	248,265	6,148
	XRF Scientific Ltd.	50,780	40,686
*	Zip Co. Ltd.	170,241	154,099
TOTAL AUSTRALIA			980,692,446
CHINA — (0.0%)
*	Fountain SET Holdings Ltd.	776,000	43,151
*	Neo-Neon Holdings Ltd.	2,061,500	107,395
	PAX Global Technology Ltd.	200,000	157,688
	SIIC Environment Holdings Ltd.	2,906,220	352,905
TOTAL CHINA			661,139
HONG KONG — (18.1%)
*	Aceso Life Science Group Ltd.	7,436,400	144,653
*	Acme International Holdings Ltd.	50,000	11,703
	Aeon Credit Service Asia Co. Ltd.	1,074,000	760,335
	Allied Group Ltd.	9,666,000	2,017,122
	Analogue Holdings Ltd.	842,000	108,678
	APAC Resources Ltd.	5,007,284	614,106
# *	Apollo Future Mobility Group Ltd.	583,599	37,278
	Asia Financial Holdings Ltd.	1,626,908	703,210
*	Asia Standard International Group Ltd.	10,846,917	565,405

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	ASMPT Ltd.	1,550,900	$19,509,461
	Associated International Hotels Ltd.	952,000	647,167
	Bank of East Asia Ltd.	3,549,377	4,229,247
	Best Mart 360 Holdings Ltd.	984,000	233,876
*	Blue River Holdings Ltd.	220,000	6,342
*	BOCOM International Holdings Co. Ltd.	2,371,000	84,676
	Bright Smart Securities & Commodities Group Ltd.	1,760,000	378,106
	Build King Holdings Ltd.	630,000	93,478
	Cafe de Coral Holdings Ltd.	2,510,000	2,571,425
*	Central Wealth Group Holdings Ltd.	13,664,000	40,205
*	Century City International Holdings Ltd.	7,111,460	212,714
	Chen Hsong Holdings	1,296,000	223,683
	Cheuk Nang Holdings Ltd.	771,714	162,841
	Chevalier International Holdings Ltd.	820,989	438,688
*	Chi Kan Holdings Ltd.	64,000	24,934
*	China Best Group Holding Ltd.	626,997	11,841
*	China Energy Development Holdings Ltd.	49,560,000	525,094
	China Motor Bus Co. Ltd.	80,000	577,491
# *	China Star Entertainment Ltd.	10,110,000	813,856
*	Chinese Estates Holdings Ltd.	2,912,000	376,100
	Chinney Investments Ltd.	1,136,000	116,207
	Chow Sang Sang Holdings International Ltd.	2,035,000	2,160,240
*	Chuang's China Investments Ltd.	7,871,407	120,634
*	Chuang's Consortium International Ltd.	7,519,043	403,732
	CITIC Telecom International Holdings Ltd.	11,401,125	3,686,280
#	CK Life Sciences International Holdings, Inc.	17,138,000	734,047
# *	C-Mer Eye Care Holdings Ltd.	2,716,000	982,892
	CN Logistics International Holdings Ltd.	33,000	24,444
	CNT Group Ltd.	7,979,264	338,912
	Convenience Retail Asia Ltd.	1,026,000	79,975
# ††	Convoy, Inc.	32,922,000	131,656
*	Cowell e Holdings, Inc.	1,254,000	3,004,343
Ω	Crystal International Group Ltd.	440,500	180,184
*	CSC Holdings Ltd.	83,051,250	286,147
	CSI Properties Ltd.	47,316,383	595,957
††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,094,716	2,203,558
	Dah Sing Financial Holdings Ltd.	1,166,144	2,680,284
	Dickson Concepts International Ltd.	1,591,000	991,754
	Dynamic Holdings Ltd.	230,000	214,819
	Eagle Nice International Holdings Ltd.	2,022,000	1,199,038
#	EC Healthcare	2,072,097	347,472
* ††	EcoGreen International Group Ltd.	1,994,640	90,801
	Emperor International Holdings Ltd.	10,584,753	517,776
	Emperor Watch & Jewellery Ltd.	25,160,000	572,413
*	Energy International Investments Holdings Ltd.	448,000	64,935
*	ENM Holdings Ltd.	12,820,000	467,034
*	Esprit Holdings Ltd.	10,905,325	159,004
*	Eternity Investment Ltd.	820,000	3,928
	EuroEyes International Eye Clinic Ltd.	331,000	196,394
	Fairwood Holdings Ltd.	792,100	815,751
	Far East Consortium International Ltd.	12,311,629	1,605,022
	First Pacific Co. Ltd.	12,142,000	6,117,358
* Ω	FIT Hon Teng Ltd.	4,518,000	1,156,497
* Ω	Fosun Tourism Group	341,800	155,590
	Four Seas Mercantile Holdings Ltd.	610,000	194,814

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# * Ω	Frontage Holdings Corp.	2,300,000	$423,790
	FSE Lifestyle Services Ltd.	685,000	477,298
	Get Nice Financial Group Ltd.	2,438,600	196,779
	Giordano International Ltd.	6,066,000	1,596,511
	Glorious Sun Enterprises Ltd.	3,932,000	421,770
# ††	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	216,934
	Golden Resources Development International Ltd.	4,216,500	223,687
*	GR Life Style Company Ltd.	2,224,000	86,777
	Great Eagle Holdings Ltd.	1,186,472	1,665,384
*	Greentech Technology International Ltd.	2,594,000	114,495
	G-Resources Group Ltd.	2,582,810	798,232
	Guoco Group Ltd.	4,000	45,627
	Guotai Junan International Holdings Ltd.	14,527,797	985,577
	Hang Lung Group Ltd.	3,274,000	3,771,206
	Hang Lung Properties Ltd.	1,076,000	1,106,501
	Hanison Construction Holdings Ltd.	2,713,649	211,493
*	Hao Tian International Construction Investment Group Ltd.	856,000	95,627
*	Harbour Centre Development Ltd.	936,500	721,570
	HKBN Ltd.	4,273,500	1,600,200
	HKR International Ltd.	7,039,769	1,138,011
	Hon Kwok Land Investment Co. Ltd.	388,800	69,604
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	103,148
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	576,806
*	Hong Kong Technology Venture Co. Ltd.	2,029,000	422,923
*	Hongkong & Shanghai Hotels Ltd.	3,607,989	2,745,968
*	Hongkong Chinese Ltd.	4,838,000	185,521
Ω	Honma Golf Ltd.	1,123,000	466,521
	Hung Hing Printing Group Ltd.	2,940,000	432,287
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,124,000	1,177,635
	Hysan Development Co. Ltd.	2,941,000	4,744,978
*	IGG, Inc.	4,488,000	1,895,395
*	Imagi International Holdings Ltd.	28,984	1,316
Ω	Impro Precision Industries Ltd.	416,000	134,096
	International Housewares Retail Co. Ltd.	1,915,000	327,962
*	IPE Group Ltd.	3,145,000	186,912
*	ITC Properties Group Ltd.	5,524,292	373,750
	Jacobson Pharma Corp. Ltd.	3,580,000	270,225
	JBM Healthcare Ltd.	323,110	39,254
	Johnson Electric Holdings Ltd.	1,936,668	2,684,638
	K Wah International Holdings Ltd.	1,912,000	437,569
*	Kader Holdings Co. Ltd.	14,000	567
	Karrie International Holdings Ltd.	2,932,000	183,443
	Keck Seng Investments Hong Kong Ltd.	856,600	281,381
	Kerry Logistics Network Ltd.	3,661,000	3,993,073
	Kerry Properties Ltd.	3,070,500	5,625,018
	Kingmaker Footwear Holdings Ltd.	1,878,955	177,502
	Kowloon Development Co. Ltd.	2,725,000	1,674,762
	KRP Development Holdings Ltd.	691,000	70,222
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,577
*	Lai Sun Development Co. Ltd.	2,556,894	199,590
*	Lai Sun Garment International Ltd.	1,497,442	124,558
	Lam Soon Hong Kong Ltd.	326,310	389,969
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	294,650
*	Lippo China Resources Ltd.	274,200	36,843
*	Lippo Ltd.	1,161,700	130,018

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	1,531,200	$943,331
	L'Occitane International SA	988,250	3,999,873
	Luk Fook Holdings International Ltd.	3,369,000	9,235,494
	Lung Kee Bermuda Holdings	1,323,875	199,685
*	Magnificent Hotel Investment Ltd.	13,090,000	123,812
	Man Wah Holdings Ltd.	6,346,000	4,484,804
	Matrix Holdings Ltd.	1,067,414	107,816
# *	MECOM Power & Construction Ltd.	9,701,999	215,963
	Melbourne Enterprises Ltd.	39,500	398,654
# ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,759,987	346,137
	Miramar Hotel & Investment	1,170,000	1,492,504
	Modern Dental Group Ltd.	2,093,000	1,097,947
# *	Mongolian Mining Corp.	1,248,000	1,451,661
*	NagaCorp Ltd.	5,503,359	2,407,601
	Nameson Holdings Ltd.	7,692,000	521,514
	Nanyang Holdings Ltd.	133,500	432,933
	National Electronics Holdings	2,668,600	225,027
* ††	National United Resources Holdings Ltd.	1,828,000	20,124
*	NEW Concepts Holdings Ltd.	1,140,000	44,365
#	New World Development Co. Ltd.	3,848,000	4,068,420
††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,500,000	948,870
	NWS Holdings Ltd.	6,279,000	5,216,665
	Oriental Watch Holdings	2,719,611	1,244,239
*	Oshidori International Holdings Ltd.	20,024,400	487,221
	Pacific Basin Shipping Ltd.	28,012,000	8,111,015
*	Pacific Century Premium Developments Ltd.	457,240	11,047
	Pacific Textiles Holdings Ltd.	4,817,000	775,623
*	Paliburg Holdings Ltd.	3,180,830	337,423
*	Paradise Entertainment Ltd.	360,000	40,050
	PC Partner Group Ltd.	1,138,000	423,472
	PCCW Ltd.	18,623,545	9,212,741
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	160,461
	Perfect Medical Health Management Ltd.	2,553,000	1,044,702
	Pico Far East Holdings Ltd.	5,010,000	1,063,046
	Playmates Holdings Ltd.	7,082,000	525,313
	Plover Bay Technologies Ltd.	2,224,000	676,407
	Pokfulam Development Co. Ltd.	62,000	42,778
*	PT International Development Co. Ltd.	12,163,725	93,831
	Public Financial Holdings Ltd.	2,848,000	451,202
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	202,320
*	Regal Hotels International Holdings Ltd.	2,897,800	973,327
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	501,956
*	Sa Sa International Holdings Ltd.	978,000	103,796
	Safety Godown Co. Ltd.	1,200,000	306,723
* Ω	Samsonite International SA	4,615,200	17,486,398
	SAS Dragon Holdings Ltd.	2,168,000	955,235
#	SEA Holdings Ltd.	1,657,523	371,400
*	Shandong Hi-Speed Holdings Group Ltd.	43,000	29,785
*	Shangri-La Asia Ltd.	4,510,000	2,826,071
*	Shun Ho Property Investments Ltd.	1,140,757	130,410
# *	Shun Tak Holdings Ltd.	8,283,419	794,704
	Singamas Container Holdings Ltd.	8,400,000	600,889

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SITC International Holdings Co. Ltd.	3,397,000	$6,210,593
# *	SJM Holdings Ltd.	11,923,750	3,645,032
	SmarTone Telecommunications Holdings Ltd.	1,749,981	856,344
# *	Solomon Systech International Ltd.	8,926,000	319,716
	Soundwill Holdings Ltd.	600,500	534,949
*	South China Holdings Co. Ltd.	17,774,503	111,551
	Stella International Holdings Ltd.	2,686,000	4,280,440
	Sun Hung Kai & Co. Ltd.	4,393,429	1,348,167
*	Suncorp Technologies Ltd.	210,000	4,643
	SUNeVision Holdings Ltd.	2,981,000	971,968
	TAI Cheung Holdings Ltd.	2,329,000	940,932
	Tai Hing Group Holdings Ltd.	221,000	24,872
	Tai Sang Land Development Ltd.	798,910	209,077
	Tan Chong International Ltd.	1,176,000	221,666
	Tao Heung Holdings Ltd.	1,396,000	130,162
*	Television Broadcasts Ltd.	1,566,000	617,225
# *	Texhong International Group Ltd.	385,000	210,817
	Texwinca Holdings Ltd.	4,160,000	388,287
# *	Theme International Holdings Ltd.	7,870,000	624,117
	Tian Teck Land Ltd.	1,024,000	276,035
*	TOM Group Ltd.	416,000	32,984
*	Tongda Group Holdings Ltd.	640,000	6,223
	Town Health International Medical Group Ltd.	7,030,115	265,073
	Tradelink Electronic Commerce Ltd.	6,126,000	711,649
	Transport International Holdings Ltd.	1,662,531	1,910,965
	Tycoon Group Holdings Ltd.	62,000	33,034
	United Laboratories International Holdings Ltd.	5,272,000	6,039,892
*	Universal Technologies Holdings Ltd.	1,730,000	15,687
††	Untrade.Genting Hk	5,824,000	0
*	Value Convergence Holdings Ltd.	2,448,000	32,800
	Value Partners Group Ltd.	5,059,000	1,158,016
	Vedan International Holdings Ltd.	3,576,000	228,369
	Vesync Co. Ltd.	82,000	52,446
	Vitasoy International Holdings Ltd.	3,587,000	3,076,540
*	Vobile Group Ltd.	1,855,000	382,344
# * Ω	VPower Group International Holdings Ltd.	2,510,397	84,940
	VSTECS Holdings Ltd.	4,817,600	2,581,285
	VTech Holdings Ltd.	1,090,000	6,611,183
*	Wai Kee Holdings Ltd.	4,956,738	577,559
	Wang On Group Ltd.	41,740,000	176,204
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	124,476
	Wing On Co. International Ltd.	759,000	1,162,588
	Wing Tai Properties Ltd.	2,187,331	609,696
	Xinyi Glass Holdings Ltd.	1,185,000	1,257,547
*	YT Realty Group Ltd.	1,968,124	80,485
	YTO International Express & Supply Chain Technology Ltd.	810,000	121,648
	Yue Yuen Industrial Holdings Ltd.	3,182,000	4,472,123
*	Yunfeng Financial Group Ltd.	612,000	58,835
*	Zensun Enterprises Ltd.	190,000	8,024
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	48,950
TOTAL HONG KONG			256,903,700
NEW ZEALAND — (2.8%)
	AFT Pharmaceuticals Ltd.	34,226	64,019
	Air New Zealand Ltd.	6,045,691	2,184,609

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Arvida Group Ltd.	1,439,573	$955,402
	Briscoe Group Ltd.	34,115	93,191
	Channel Infrastructure NZ Ltd.	939,281	853,667
	Chorus Ltd.	766,277	3,520,840
#	Colonial Motor Co. Ltd.	99,975	487,510
#	Comvita Ltd.	50,282	63,100
	Delegat Group Ltd.	6,400	25,232
# *	Eroad Ltd.	39,322	19,262
#	Freightways Group Ltd.	850,165	4,497,182
	Genesis Energy Ltd.	13,727	20,186
# *	Gentrack Group Ltd.	73,469	389,944
#	Hallenstein Glasson Holdings Ltd.	307,057	1,182,366
#	Heartland Group Holdings Ltd.	2,449,252	1,875,500
	Investore Property Ltd.	780,995	541,877
	KMD Brands Ltd.	2,439,406	802,382
#	Manawa Energy Ltd.	242,973	660,345
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	366,862
#	Napier Port Holdings Ltd.	46,155	67,628
	NZME Ltd.	945,851	542,562
#	NZX Ltd.	1,720,946	1,078,268
	Oceania Healthcare Ltd.	2,113,804	796,944
# *	Pacific Edge Ltd.	1,413,438	71,640
#	PGG Wrightson Ltd.	124,704	162,461
	Rakon Ltd.	187,210	131,881
#	Restaurant Brands New Zealand Ltd.	145,379	303,686
* ††	RPNZ Ltd.	274,180	0
	Sanford Ltd.	352,347	806,568
	Scales Corp. Ltd.	436,710	874,153
#	Scott Technology Ltd.	53,845	90,078
*	Serko Ltd.	156,533	363,634
#	Skellerup Holdings Ltd.	783,212	2,114,777
	SKY Network Television Ltd.	433,058	731,551
	SKYCITY Entertainment Group Ltd.	2,974,002	3,700,107
	Steel & Tube Holdings Ltd.	575,667	358,401
	Summerset Group Holdings Ltd.	758,651	5,168,236
# *	Synlait Milk Ltd.	346,641	155,326
#	Tourism Holdings Ltd.	520,310	989,508
*	TOWER Ltd.	1,895,126	785,810
#	Turners Automotive Group Ltd.	117,856	323,931
# *	Vista Group International Ltd.	584,534	697,652
	Vulcan Steel Ltd.	8,513	46,784
#	Warehouse Group Ltd.	373,457	345,813
TOTAL NEW ZEALAND			39,310,875
SINGAPORE — (9.3%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,277,177
# *	Avarga Ltd.	2,626,500	347,616
	Aztech Global Ltd.	606,700	458,381
*	Banyan Tree Holdings Ltd.	927,000	264,465
* ††	Best World International Ltd.	518,483	814,091
	Bonvests Holdings Ltd.	950,000	652,991
	Boustead Singapore Ltd.	2,032,082	1,444,340
	BRC Asia Ltd.	26,900	37,632
#	Bukit Sembawang Estates Ltd.	1,134,703	2,647,010

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Bund Center Investment Ltd.	659,825	$185,753
#	Capitaland India Trust	4,633,321	3,602,883
	Centurion Corp. Ltd.	1,377,400	433,677
	China Aviation Oil Singapore Corp. Ltd.	2,119,799	1,421,133
#	China Sunsine Chemical Holdings Ltd.	3,215,400	940,454
#	Chuan Hup Holdings Ltd.	3,341,700	458,045
	Civmec Ltd.	162,700	92,824
	ComfortDelGro Corp. Ltd.	9,516,700	9,865,236
# *	COSCO Shipping International Singapore Co. Ltd.	4,630,400	497,587
# *	Creative Technology Ltd.	285,050	255,422
	CSE Global Ltd.	2,559,660	814,989
#	Del Monte Pacific Ltd.	2,336,864	205,921
#	Delfi Ltd.	1,113,200	742,150
	DFI Retail Group Holdings Ltd.	82,700	177,830
#	Dyna-Mac Holdings Ltd.	1,402,700	390,287
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	882,040
	First Resources Ltd.	2,357,800	2,392,244
#	First Sponsor Group Ltd.	484,727	407,688
	Food Empire Holdings Ltd.	1,257,100	1,266,021
	Fraser & Neave Ltd.	328,300	252,908
	Frasers Property Ltd.	13,400	8,438
	Frencken Group Ltd.	1,050,200	1,298,955
	Fu Yu Corp. Ltd.	3,673,300	323,522
*	Gallant Venture Ltd.	5,386,600	518,111
#	Geo Energy Resources Ltd.	2,186,500	558,774
	Golden Agri-Resources Ltd.	30,691,400	6,138,235
	GP Industries Ltd.	181,509	69,891
	Grand Venture Technology Ltd.	34,200	13,047
	GuocoLand Ltd.	1,654,914	1,838,173
	Haw Par Corp. Ltd.	426,900	3,060,556
	Hiap Hoe Ltd.	498,000	242,202
#	Ho Bee Land Ltd.	1,438,100	1,810,469
	Hong Fok Corp. Ltd.	2,500,794	1,536,937
	Hong Leong Asia Ltd.	1,675,100	750,627
	Hong Leong Finance Ltd.	1,033,800	1,906,938
	Hotel Grand Central Ltd.	1,496,154	875,311
#	Hour Glass Ltd.	1,353,932	1,604,708
#	HRnetgroup Ltd.	386,200	207,334
	Hutchison Port Holdings Trust	21,258,900	2,675,518
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	662,700	3,270,440
#	Indofood Agri Resources Ltd.	2,701,700	600,209
	InnoTek Ltd.	336,600	110,921
#	ISDN Holdings Ltd.	555,296	125,403
#	Japfa Ltd.	2,349,410	460,977
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,027,987	6,975,059
#	KSH Holdings Ltd.	1,278,300	241,822
	Low Keng Huat Singapore Ltd.	949,800	218,426
#	Mandarin Oriental International Ltd.	1,452,700	2,257,118
	Marco Polo Marine Ltd.	8,307,500	369,357
	Metro Holdings Ltd.	2,946,592	1,069,792
	Mewah International, Inc.	89,000	18,794
#	Micro-Mechanics Holdings Ltd.	131,000	132,895

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# * ††	Midas Holdings Ltd.	8,576,553	$0
*	mm2 Asia Ltd.	7,981,300	124,095
#	Nanofilm Technologies International Ltd.	884,300	468,104
	Netlink NBN Trust	3,856,900	2,442,177
#	NSL Ltd.	409,900	215,585
# *	Oceanus Group Ltd.	4,959,300	29,434
	Olam Group Ltd.	257,000	213,255
#	OUE Ltd.	1,920,100	1,549,956
# *	Oxley Holdings Ltd.	6,837,741	440,720
	Pacific Century Regional Developments Ltd.	179,000	42,449
	Pan-United Corp. Ltd.	1,866,350	607,740
#	Propnex Ltd.	860,600	586,356
	PSC Corp. Ltd.	1,339,819	352,561
#	Q&M Dental Group Singapore Ltd.	1,136,160	210,303
	QAF Ltd.	1,422,180	890,082
*	Raffles Education Ltd.	2,109,623	73,429
	Raffles Medical Group Ltd.	5,920,932	4,561,426
#	Rex International Holding Ltd.	1,408,400	136,151
	Riverstone Holdings Ltd.	1,080,100	680,068
	Samudera Shipping Line Ltd.	132,000	73,734
*	SATS Ltd.	2,765,867	5,326,362
#	SBS Transit Ltd.	741,200	1,426,741
	Sheng Siong Group Ltd.	3,654,500	4,141,409
	SHS Holdings Ltd.	1,436,100	127,638
	SIA Engineering Co. Ltd.	1,675,500	2,804,728
	Silverlake Axis Ltd.	1,034,000	168,489
#	Sinarmas Land Ltd.	7,118,700	854,044
#	Sing Holdings Ltd.	1,470,400	359,258
	Sing Investments & Finance Ltd.	526,012	397,451
	Singapore Land Group Ltd.	140,969	186,836
	Singapore Post Ltd.	6,335,200	1,970,943
#	Singapore Shipping Corp. Ltd.	1,642,504	292,018
	Stamford Land Corp. Ltd.	5,219,418	1,527,120
	StarHub Ltd.	3,901,300	3,409,495
	Straco Corp. Ltd.	130,000	47,390
	Straits Trading Co. Ltd.	468,700	510,306
# * ††	Swiber Holdings Ltd.	2,894,600	0
††	Swiber Holdings Ltd.	2,895,250	0
#	Thomson Medical Group Ltd.	4,131,300	159,120
	Tiong Woon Corp. Holding Ltd.	26,600	9,606
#	Tuan Sing Holdings Ltd.	4,314,132	798,941
	UMS Holdings Ltd.	2,570,568	2,569,806
	United Overseas Insurance Ltd.	168,150	749,853
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,749,982
	Valuetronics Holdings Ltd.	2,599,050	1,106,977
	Venture Corp. Ltd.	844,800	8,929,035
#	Vicom Ltd.	557,500	574,001
	Wee Hur Holdings Ltd.	2,614,200	356,608
	Wing Tai Holdings Ltd.	2,970,967	3,102,127
#	Yeo Hiap Seng Ltd.	228,759	99,089
TOTAL SINGAPORE			132,970,752
TOTAL COMMON STOCKS			1,410,538,912

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	429,204	$15,663
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	238
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
*	Imugene Ltd. Warrants 08/31/2026	214,096	8,371
*	Panoramic Resources Ltd. Warrants 09/16/2024	1,671,670	0
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	311
*	Peninsula Energy Ltd. Warrants 02/01/2025	988,446	16,103
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0
*	Rex Minerals Ltd. Warrants 08/09/2024	40,320	5,255
TOTAL AUSTRALIA			45,941
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd.	4,459,201	0
TOTAL RIGHTS/WARRANTS			45,941
TOTAL INVESTMENT SECURITIES (Cost $1,498,026,423)			1,410,584,853
			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	936,898	10,838,971
TOTAL INVESTMENTS — (100.0%) (Cost $1,508,864,561)^^			$1,421,423,824
ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of March 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$16,881	$980,001,999	$673,566		$980,692,446
China	—	661,139	—		661,139
Hong Kong	—	256,661,119	242,581		256,903,700
New Zealand	—	39,310,875	—		39,310,875
Singapore	—	132,156,661	814,091		132,970,752
Rights/Warrants
Australia	—	45,941	—		45,941
Securities Lending Collateral	—	10,838,971	—		10,838,971
TOTAL	$16,881	$1,419,676,705	$1,730,238	<>	$1,421,423,824

The Asia Pacific Small Company Series

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (4.5%)
	4imprint Group PLC	170,419	$13,605,368
Ω	Airtel Africa PLC	1,757,793	2,350,321
# *	Ascential PLC	2,361,015	9,039,069
	Bloomsbury Publishing PLC	386,929	2,575,425
	Centaur Media PLC	254,249	126,749
	Future PLC	280,976	2,175,787
	Gamma Communications PLC	274,207	4,734,960
*	Helios Towers PLC	2,375,284	2,829,601
	ITV PLC	18,733,766	17,482,553
	Moneysupermarket.com Group PLC	3,603,652	9,994,709
#	Next 15 Group PLC	201,496	2,345,811
*	Nexxen International Ltd.	169,671	449,538
*	Nexxen International Ltd., ADR	2,906	15,169
	Reach PLC	1,780,182	1,767,382
	Rightmove PLC	335,804	2,327,545
*	S4 Capital PLC	542,896	360,530
	STV Group PLC	4,918	14,558
	Team Internet Group PLC	392,131	716,029
TOTAL COMMUNICATION SERVICES			72,911,104
CONSUMER DISCRETIONARY — (19.1%)
*	AO World PLC	200,168	254,088
# *	ASOS PLC	68,338	329,765
* Ω	Aston Martin Lagonda Global Holdings PLC	1,067,735	2,282,588
*	Auction Technology Group PLC	155,039	1,209,067
	Bellway PLC	614,466	20,612,710
# *	boohoo Group PLC	2,284,135	1,035,188
*	Card Factory PLC	1,523,555	1,775,747
	Coats Group PLC	6,831,590	6,990,865
	Crest Nicholson Holdings PLC	1,406,155	3,423,325
*	Currys PLC	5,587,628	4,282,789
	DFS Furniture PLC	1,163,644	1,621,165
	Domino's Pizza Group PLC	3,097,499	13,458,109
	Dowlais Group PLC	2,425,884	2,389,485
	Dr Martens PLC	1,328,615	1,475,440
	Dunelm Group PLC	703,134	10,075,004
*	Frasers Group PLC	892,504	9,158,284
	Fuller Smith & Turner PLC, Class A	157,340	1,169,557
	Games Workshop Group PLC	185,280	23,481,633
	Greggs PLC	616,518	22,363,084
* Ω	Gym Group PLC	907,327	1,312,227
	Halfords Group PLC	1,211,456	2,446,877
	Headlam Group PLC	454,367	1,010,560
	Henry Boot PLC	527,600	1,195,426
	Hollywood Bowl Group PLC	514,560	2,139,894
* Ω	Hostelworld Group PLC	94,092	184,851
	Inchcape PLC	2,224,738	20,368,467
*	J D Wetherspoon PLC	597,909	5,541,170
* Ω	Just Eat Takeaway.com NV	81,499	1,207,860

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Kingfisher PLC	3,610,541	$11,363,366
*	Marston's PLC	3,528,240	1,260,923
	Me Group International PLC	1,581,235	3,324,645
*	Mitchells & Butlers PLC	1,853,685	5,279,143
	MJ Gleeson PLC	260,575	1,577,100
*	Moonpig Group PLC	388,036	828,056
*	Motorpoint group PLC	51,520	86,900
*	N Brown Group PLC	447,329	90,529
* Ω	On the Beach Group PLC	449,814	938,188
	Persimmon PLC	1,127,300	18,691,187
	Pets at Home Group PLC	3,234,580	10,962,513
*	Pinewood Technologies Group PLC	5,237,113	2,537,574
*	Playtech PLC	1,318,371	7,673,503
	PPHE Hotel Group Ltd.	18,873	337,399
*	Rank Group PLC	1,110,924	964,974
	Redrow PLC	1,640,617	13,759,208
	Smiths News PLC	43,375	26,215
	SSP Group PLC	3,886,783	10,732,414
# * ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	117,296	202,789
*	THG PLC	2,758,259	2,404,747
Ω	TI Fluid Systems PLC	1,099,743	2,000,744
	Topps Tiles PLC	723,089	411,991
* Ω	Trainline PLC	203,433	950,581
*	TUI AG	46,626	384,018
	Vertu Motors PLC	1,526,243	1,302,091
	Victorian Plumbing Group PLC	16,385	16,369
	Videndum PLC	305,302	1,114,621
	Vistry Group PLC	1,658,004	25,744,605
* Ω	Watches of Switzerland Group PLC	929,365	4,203,669
	WH Smith PLC	681,162	11,344,080
	Wickes Group PLC	1,736,927	3,406,324
	Young & Co.'s Brewery PLC, Class A	26,907	332,231
TOTAL CONSUMER DISCRETIONARY			307,047,922
CONSUMER STAPLES — (7.3%)
	AG Barr PLC	751,064	5,519,383
	Anglo-Eastern Plantations PLC	126,037	1,105,436
Ω	Bakkavor Group PLC	785,442	1,070,474
	Britvic PLC	1,626,728	16,848,164
	C&C Group PLC	1,987,116	4,100,652
	Carr's Group PLC	357,844	516,271
	Cranswick PLC	366,623	18,972,882
	Fevertree Drinks PLC	112,643	1,706,532
*	Greencore Group PLC	2,410,541	3,624,724
	Hilton Food Group PLC	375,367	3,986,219
	Kitwave Group PLC	17,362	81,534
	Marks & Spencer Group PLC	9,096,384	30,462,604
*	McBride PLC	920,906	1,155,623
	MP Evans Group PLC	7,544	77,275
	Premier Foods PLC	4,712,428	8,874,994
	PZ Cussons PLC	1,352,766	1,525,530
	Tate & Lyle PLC	2,282,146	17,773,585
TOTAL CONSUMER STAPLES			117,401,882

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (2.6%)
	Capricorn Energy PLC	1,269,828	$2,805,889
#	Diversified Energy Co. PLC	184,470	2,211,756
#	Energean PLC	566,913	7,822,610
*	EnQuest PLC	9,232,372	1,642,765
#	Genel Energy PLC	1,069,021	1,122,208
# *	Gulf Keystone Petroleum Ltd.	1,210,680	1,730,427
*	Gulf Marine Services PLC	204,026	50,678
	Harbour Energy PLC	3,023,230	10,528,962
	Hunting PLC	833,050	3,479,958
*	John Wood Group PLC	3,699,401	6,170,891
# *	Pantheon Resources PLC	88,116	29,398
	Pharos Energy PLC	1,523,473	404,453
*	Savannah Energy PLC	388,799	128,815
	Serica Energy PLC	458,457	1,092,378
# *	Tullow Oil PLC	6,815,516	2,670,493
TOTAL ENERGY			41,891,681
FINANCIALS — (20.8%)
	abrdn PLC	6,302,801	11,227,655
	AJ Bell PLC	1,346,690	5,124,634
	Ashmore Group PLC	2,416,082	5,980,349
	Bank of Georgia Group PLC	269,724	17,163,539
	Beazley PLC	3,371,873	28,353,760
Ω	Bridgepoint Group PLC	258,726	846,705
	Brooks Macdonald Group PLC	1,612	36,811
	Burford Capital Ltd.	1,040,043	16,301,137
	Chesnara PLC	890,316	2,957,650
	Close Brothers Group PLC	822,115	4,342,181
Ω	CMC Markets PLC	602,174	1,653,307
*	Direct Line Insurance Group PLC	6,636,380	16,332,786
	Foresight Group Holdings Ltd.	46,456	260,926
* Ω	Funding Circle Holdings PLC	104,248	57,297
*	Georgia Capital PLC	52,591	880,507
	H&T Group PLC	2,590	12,176
	Hargreaves Lansdown PLC	1,527,918	14,180,672
	Hiscox Ltd.	1,713,988	26,851,238
	IG Group Holdings PLC	1,903,515	17,563,132
	Impax Asset Management Group PLC	289,903	1,699,768
	IntegraFin Holdings PLC	877,459	3,072,206
	International Personal Finance PLC	1,112,997	1,531,545
	IP Group PLC	5,472,447	3,291,319
	Jupiter Fund Management PLC	2,164,243	2,421,893
	Just Group PLC	6,132,726	8,136,551
	Lancashire Holdings Ltd.	1,513,280	11,803,979
	Liontrust Asset Management PLC	187,456	1,590,024
	Man Group PLC	7,658,922	25,838,121
# *	Metro Bank Holdings PLC	164,184	66,728
	Mortgage Advice Bureau Holdings Ltd.	2,813	32,268
* Ω	Network International Holdings PLC	232,907	1,155,137
	Ninety One PLC	1,590,112	3,424,650
	OSB Group PLC	2,134,752	10,197,831
	Paragon Banking Group PLC	1,921,607	16,753,545
	PayPoint PLC	243,983	1,500,071
	Plus500 Ltd.	559,488	12,749,561
	Polar Capital Holdings PLC	348,110	2,002,331

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
Ω	Quilter PLC	7,650,691	$10,351,303
	Rathbones Group PLC	316,206	6,179,639
	Record PLC	18,948	15,299
	S&U PLC	32,376	767,003
Ω	Sabre Insurance Group PLC	511,162	1,159,238
*	Saga PLC	575,705	887,835
	St. James's Place PLC	620,616	3,640,950
	TBC Bank Group PLC	153,363	6,221,314
	TP ICAP Group PLC	3,839,814	10,915,336
	Vanquis Banking Group PLC	1,270,872	846,391
	Virgin Money U.K. PLC	5,748,672	15,521,984
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	85,223	248,735
TOTAL FINANCIALS			334,150,417
HEALTH CARE — (2.3%)
	Advanced Medical Solutions Group PLC	572,058	1,415,859
#	Alliance Pharma PLC	2,234,721	1,122,129
	CVS Group PLC	389,403	4,786,999
	EKF Diagnostics Holdings PLC	79,384	27,692
	Genus PLC	17,651	392,620
	Hikma Pharmaceuticals PLC	486,347	11,765,208
*	Indivior PLC	422,554	9,030,181
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	492,768
	NIOX Group PLC	202,629	163,490
*	Oxford Biomedica PLC	5,730	14,502
*	Oxford Nanopore Technologies PLC	303,335	465,040
# *	PureTech Health PLC	580,526	1,626,831
Ω	Spire Healthcare Group PLC	1,989,285	5,818,456
*	Trellus Health PLC	1,632	46
TOTAL HEALTH CARE			37,121,821
INDUSTRIALS — (25.0%)
	Ashtead Technology Holdings PLC	49,074	470,657
	Avon Rubber PLC	173,710	2,370,079
	Babcock International Group PLC	2,576,317	16,907,392
	Balfour Beatty PLC	3,585,302	17,299,142
	Begbies Traynor Group PLC	60,262	81,425
	Bodycote PLC	1,185,696	10,392,460
#	Braemar PLC	83,994	278,781
*	Capita PLC	8,481,602	1,412,393
# *	Ceres Power Holdings PLC	16,384	29,440
	Chemring Group PLC	1,544,588	7,062,825
	Clarkson PLC	214,590	10,868,324
	Costain Group PLC	333,308	314,824
*	De La Rue PLC	451,647	465,882
# *	Dialight PLC	89,929	197,916
	Diploma PLC	406,243	19,081,817
	DiscoverIE Group PLC	548,298	5,225,172
	easyJet PLC	966,101	6,953,970
	Firstgroup PLC	3,158,174	7,195,635
	Galliford Try Holdings PLC	537,513	1,633,373
	Genuit Group PLC	1,378,745	7,658,619
	Goodwin PLC	246	16,729
	Grafton Group PLC	1,489,341	18,828,725

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hays PLC	8,744,520	$10,440,571
	Howden Joinery Group PLC	1,961,497	22,453,601
	IMI PLC	455,444	10,433,663
††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,658,794	10,575,424
*	James Fisher & Sons PLC	205,009	675,043
	James Halstead PLC	159,970	405,095
	JET2 PLC	813,756	14,813,113
	Johnson Service Group PLC	964,720	1,598,414
	Keller Group PLC	514,763	6,808,913
*	Kier Group PLC	2,010,758	3,346,605
	Learning Technologies Group PLC	400,539	432,312
Ω	Luceco PLC	284,627	499,749
	Mears Group PLC	777,591	3,619,928
	Mitie Group PLC	8,157,936	10,794,735
	Mobico Group PLC	3,075,182	2,699,414
	Morgan Advanced Materials PLC	1,884,645	6,772,913
	Morgan Sindall Group PLC	293,286	8,588,367
	Norcros PLC	155,422	360,898
	Pagegroup PLC	1,978,421	11,198,097
	Porvair PLC	18,060	141,535
	QinetiQ Group PLC	3,297,003	15,187,884
	Redde Northgate PLC	1,519,745	7,307,298
	Renew Holdings PLC	132,217	1,542,841
*	Renewi PLC	444,844	3,222,258
	Ricardo PLC	317,822	1,829,606
	Robert Walters PLC	391,393	2,008,579
	Rotork PLC	4,453,609	18,492,281
	RS Group PLC	1,357,016	12,442,594
	RWS Holdings PLC	719,560	1,701,334
	Senior PLC	2,429,830	5,424,444
	Serco Group PLC	6,263,031	14,995,453
	Severfield PLC	1,107,512	764,707
*	SIG PLC	4,065,613	1,499,373
#	Smart Metering Systems PLC	529,721	6,364,428
	Speedy Hire PLC	2,690,870	862,526
	SThree PLC	925,041	5,015,407
	TClarke PLC	64,836	101,164
	Travis Perkins PLC	1,218,528	11,216,534
	Trifast PLC	524,611	494,705
	Tyman PLC	1,077,281	3,928,889
	Vesuvius PLC	1,604,552	10,009,821
	Volex PLC	576,385	2,093,794
	Volution Group PLC	871,266	4,767,333
	Vp PLC	153,784	1,064,637
	Wilmington PLC	342,038	1,504,206
	Wincanton PLC	680,344	5,144,242
	XP Power Ltd.	55,148	760,512
TOTAL INDUSTRIALS			401,150,820
INFORMATION TECHNOLOGY — (5.3%)
*	Accesso Technology Group PLC	14,495	97,989
Ω	Alfa Financial Software Holdings PLC	22,791	48,786
	Bytes Technology Group PLC	845,509	5,455,832
	Computacenter PLC	501,247	17,041,918

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Darktrace PLC	734,202	$4,052,507
	dotdigital group PLC	505,544	546,592
	FDM Group Holdings PLC	466,532	2,026,205
*	Fund Technologies PLC	60,340	932,334
	GB Group PLC	437,487	1,504,426
	Gooch & Housego PLC	6,822	44,738
	IDOX PLC	140,149	110,733
	iomart Group PLC	332,032	608,461
# *	IQE PLC	2,857,562	756,525
	Kainos Group PLC	514,937	6,296,825
	Keywords Studios PLC	61,095	1,002,870
*	Kin & Carta PLC	271,302	440,920
	NCC Group PLC	1,596,111	2,504,244
	Oxford Instruments PLC	356,001	9,515,306
	Renishaw PLC	3,601	192,641
*	RM PLC	313,273	217,297
	Softcat PLC	721,394	14,491,445
	Spectris PLC	107,149	4,458,441
	Spirent Communications PLC	3,744,181	9,472,237
	Strix Group PLC	312,276	270,363
	TT Electronics PLC	1,136,948	2,275,093
*	Xaar PLC	553,856	740,738
TOTAL INFORMATION TECHNOLOGY			85,105,466
MATERIALS — (6.7%)
*	Accsys Technologies PLC	9,505	7,230
	Atalaya Mining PLC	35,460	173,493
	Breedon Group PLC	999,206	4,838,566
	Capital Ltd.	59,308	67,542
	Castings PLC	172,431	721,667
	Centamin PLC	8,657,968	12,330,610
	Central Asia Metals PLC	859,404	2,138,185
	DS Smith PLC	3,428,619	17,150,452
	Ecora Resources PLC	1,136,043	1,098,003
*	Elementis PLC	3,736,682	6,999,532
	Essentra PLC	1,595,688	3,544,307
*	Ferrexpo PLC	384	211
Ω	Forterra PLC	1,125,378	2,444,032
	Fresnillo PLC	692,021	4,098,591
*	Gem Diamonds Ltd.	312,102	33,825
	Hill & Smith PLC	552,541	13,648,700
*	Hochschild Mining PLC	1,655,440	2,653,584
Ω	Ibstock PLC	2,241,450	4,262,619
	Johnson Matthey PLC	675,589	15,267,183
	Marshalls PLC	610,209	2,112,879
	Pan African Resources PLC	6,135,923	1,745,027
*	Petra Diamonds Ltd.	17,531	8,950
	RHI Magnesita NV	10,540	469,053
*	Sigmaroc PLC	555,903	477,510
*	SolGold PLC	1,728,262	231,050
# *	Synthomer PLC	751,394	2,471,884
	Treatt PLC	22,859	122,800
	Victrex PLC	455,636	7,474,685
	Zotefoams PLC	107,318	517,937
TOTAL MATERIALS			107,110,107

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
	REAL ESTATE — (2.7%)
	Foxtons Group PLC	1,480,091	$1,022,372
	Grainger PLC	4,254,403	13,834,930
	Harworth Group PLC	30,381	53,100
	Helical PLC	159,645	418,844
*	IWG PLC	3,772,770	9,174,552
	LSL Property Services PLC	428,902	1,442,457
*	Phoenix Spree Deutschland Ltd.	15,813	30,244
	Savills PLC	971,680	13,092,075
	Sirius Real Estate Ltd.	3,412,853	4,219,305
	Watkin Jones PLC	1,032,515	530,761
	TOTAL REAL ESTATE		43,818,640
	UTILITIES — (2.3%)
	Drax Group PLC	2,467,126	15,653,662
	Pennon Group PLC	1,497,540	12,229,443
	Telecom Plus PLC	438,901	9,031,327
	TOTAL UTILITIES		36,914,432
	TOTAL COMMON STOCKS Cost ($1,403,135,850)		1,584,624,292
			Value†
	SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	1,980,567	22,913,179
	TOTAL INVESTMENTS — (100.0%) (Cost $1,426,047,242)^^		$1,607,537,471
ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of March 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,169	$72,895,935	—	$72,911,104
Consumer Discretionary	—	307,047,922	—	307,047,922
Consumer Staples	—	117,401,882	—	117,401,882
Energy	—	41,891,681	—	41,891,681
Financials	—	334,150,417	—	334,150,417
Health Care	—	37,121,821	—	37,121,821
Industrials	—	401,150,820	—	401,150,820

The United Kingdom Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	—	$85,105,466	—	$85,105,466
Materials	—	107,110,107	—	107,110,107
Real Estate	—	43,818,640	—	43,818,640
Utilities	—	36,914,432	—	36,914,432
Securities Lending Collateral	—	22,913,179	—	22,913,179
TOTAL	$15,169	$1,607,522,302	—	$1,607,537,471

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	73,256	$1,106,542
	ANDRITZ AG	432,017	26,926,229
#	AT&S Austria Technologie & Systemtechnik AG	178,771	3,730,019
Ω	BAWAG Group AG	434,580	27,505,195
	CA Immobilien Anlagen AG	189,696	6,687,043
	DO & Co. AG	46,689	6,965,341
*	Eurotelesites AG	289,656	1,157,848
	EVN AG	246,314	6,509,564
# *	FACC AG	115,029	789,305
*	Immofinanz AG	96,097	2,340,807
	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	101,327
*	Kapsch TrafficCom AG	29,728	272,552
# *	Lenzing AG	103,680	3,583,065
	Mayr Melnhof Karton AG	56,716	7,069,193
	Oberbank AG	44,662	3,353,722
	Oesterreichische Post AG	118,889	4,059,707
	Palfinger AG	91,619	2,279,385
#	POLYTEC Holding AG	106,063	383,367
	Porr AG	98,841	1,513,500
	Raiffeisen Bank International AG	241,731	4,811,379
*	Rosenbauer International AG	20,672	628,448
	Schoeller-Bleckmann Oilfield Equipment AG	55,898	2,671,408
	Semperit AG Holding	44,844	593,223
	Strabag SE	1,762	74,227
	Telekom Austria AG	1,158,627	9,683,273
	UBM Development AG	21,002	425,694
	UNIQA Insurance Group AG	907,621	7,839,365
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	8,961,381
	voestalpine AG	625,521	17,547,785
	Wienerberger AG	687,303	25,035,559
	Zumtobel Group AG	157,714	981,867
TOTAL AUSTRIA			185,587,320
BELGIUM — (3.3%)
	Ackermans & van Haaren NV	169,888	29,701,928
	Ageas SA	17,374	804,861
*	AGFA-Gevaert NV	837,512	1,201,556
#	Atenor	117,970	848,808
	Azelis Group NV	100,916	2,131,574
	Barco NV	464,377	7,651,671
	Bekaert SA	252,469	12,945,577
# * †† Ω	Biocartis Group NV	357,370	0
	bpost SA	469,452	1,754,413
	Cie d'Entreprises CFE	49,898	385,260
	Colruyt Group NV	311,426	14,396,615
	Deceuninck NV	464,892	1,131,181
	Deme Group NV	52,928	8,467,593
	Econocom Group SA	516,320	1,182,719
# *	Euronav NV	44,428	738,838
	EVS Broadcast Equipment SA	71,831	2,585,113
	Fagron	365,547	6,964,545
*	Galapagos NV	236,921	7,589,762
	Gimv NV	127,837	6,141,256
	Greenyard NV	2,890	15,863

The Continental Small Company Series

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$726,947
#	Ion Beam Applications	116,108	1,640,865
	Jensen-Group NV	20,961	835,217
	Kinepolis Group NV	92,649	4,251,238
	Lotus Bakeries NV	2,257	21,790,881
	Melexis NV	125,120	10,132,307
*	Ontex Group NV	369,383	3,122,981
	Proximus SADP	825,378	6,675,051
#	Recticel SA	272,024	3,207,767
	Roularta Media Group NV	7,618	82,938
	Sipef NV	38,999	2,332,764
	Solvay SA	128,188	3,498,459
	Tessenderlo Group SA	164,754	4,310,215
	Umicore SA	671,603	14,479,484
	Van de Velde NV	45,864	1,683,502
	VGP NV	47,344	5,419,049
	Viohalco SA	498,361	3,006,144
	What's Cooking BV	3,904	337,973
TOTAL BELGIUM			194,172,915
DENMARK — (6.7%)
*	ALK-Abello AS	882,799	15,922,681
	Alm Brand AS	6,011,145	11,461,184
# *	Ambu AS, Class B	575,529	9,472,073
*	Bang & Olufsen AS	599,792	809,198
	BankNordik P	10,800	238,663
# *	Bavarian Nordic AS	456,154	10,218,419
	cBrain AS	29,474	1,612,593
	Chemometec AS	90,601	5,580,622
#	Columbus AS	490,087	569,186
	D/S Norden AS	196,785	8,042,608
	Dfds AS	203,673	5,920,761
#	Djurslands Bank AS	6,232	496,032
	FLSmidth & Co. AS	314,074	15,689,813
#	Fluegger Group AS	4,198	207,080
*	GN Store Nord AS	614,024	16,240,222
#	GronlandsBANKEN AS	1,125	105,702
	H Lundbeck AS	1,517,470	7,308,785
	H Lundbeck AS, Class A	25,600	106,286
# *	H&H International AS, Class B	92,234	932,532
*	Harboes Bryggeri AS, Class B	5,094	64,142
#	ISS AS	945,132	17,219,193
	Jeudan AS	40,415	1,289,592
	Jyske Bank AS	425,821	36,069,420
#	Lan & Spar Bank	4,895	495,963
	Matas AS	279,854	4,744,303
# * Ω	Netcompany Group AS	209,817	8,672,813
*	Nilfisk Holding AS	100,764	2,064,839
*	NKT AS	367,425	30,396,143
# * Ω	NNIT AS	71,567	1,120,836
	North Media AS	5,372	49,772
# *	NTG Nordic Transport Group AS	28,806	1,174,399
#	Parken Sport & Entertainment AS	11,952	220,470
	Per Aarsleff Holding AS	134,696	6,722,182
	Ringkjoebing Landbobank AS	195,913	34,350,226
	Rockwool AS, Class A	649	211,726
	Rockwool AS, Class B	12,655	4,163,815
	Royal Unibrew AS	312,981	20,709,589
# *	RTX AS	44,919	632,550

The Continental Small Company Series

CONTINUED

		Shares	Value»
DENMARK — (Continued)
Ω	Scandinavian Tobacco Group AS	452,246	$8,088,838
	Schouw & Co. AS	90,827	7,000,683
	Solar AS, Class B	34,913	1,683,034
	SP Group AS	7,224	227,009
	Spar Nord Bank AS	607,698	10,143,178
	Sparekassen Sjaelland-Fyn AS	4,528	139,682
	Sydbank AS	452,041	23,434,704
*	TCM Group AS	2,578	19,154
#	Tivoli AS	9,878	1,054,424
	Topdanmark AS	358,334	15,312,321
	TORM PLC, Class A	242,573	8,240,435
	UIE PLC	103,360	3,257,718
*	Zealand Pharma AS	271,476	26,889,672
TOTAL DENMARK			386,797,265
FINLAND — (4.8%)
	Aktia Bank OYJ	339,023	3,663,926
#	Alandsbanken Abp, Class B	23,036	874,467
	Alma Media OYJ	135,302	1,439,445
	Anora Group OYJ	17,444	100,818
	Apetit OYJ	21,105	312,132
	Aspo OYJ	108,218	709,641
	Atria OYJ	98,413	1,029,021
#	Bittium OYJ	192,809	1,127,283
	Cargotec OYJ, Class B	271,845	18,954,203
#	Citycon OYJ	466,756	1,926,245
	Digia OYJ	87,143	483,899
	Elisa OYJ	27,593	1,230,189
Ω	Enento Group OYJ	8,442	157,130
*	Finnair OYJ	662,496	2,095,839
#	Fiskars OYJ Abp	215,530	3,992,144
	F-Secure OYJ	678,721	1,372,886
	Glaston OYJ Abp	9,217	8,453
	Gofore OYJ	574	13,261
	Harvia OYJ	76,334	3,154,956
# *	HKScan OYJ, Class A	234,984	173,530
	Huhtamaki OYJ	631,957	26,466,923
	Ilkka OYJ	58,887	207,360
	Kamux Corp.	59,097	369,950
	Kemira OYJ	741,189	14,011,354
#	Kesko OYJ, Class B	133,596	2,497,446
*	Kojamo OYJ	641,793	7,605,833
	Konecranes OYJ	435,511	22,605,684
#	Lassila & Tikanoja OYJ	159,902	1,517,524
*	Lindex Group OYJ	14,220	49,606
	Marimekko OYJ	59,153	793,203
#	Metsa Board OYJ, Class B	1,192,468	9,033,978
	Nokian Renkaat OYJ	703,018	6,622,217
	Olvi OYJ, Class A	95,777	3,183,097
	Oma Saastopankki OYJ	12,155	262,197
	Oriola OYJ	6,054	7,261
#	Oriola OYJ, Class B	808,151	885,711
	Orion OYJ, Class B	651,111	24,271,371
#	Outokumpu OYJ	2,101,252	9,140,508
*	Pihlajalinna OYJ	83,458	684,431
	Ponsse OYJ	71,199	1,813,888
	Puuilo OYJ	51,140	546,762
*	QT Group OYJ	86,351	7,126,273
	Raisio OYJ, Class V	689,156	1,524,088

The Continental Small Company Series

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Rapala VMC OYJ	116,693	$346,206
	Revenio Group OYJ	130,109	3,574,983
	Sanoma OYJ	471,854	3,463,628
	Scanfil OYJ	2,904	26,185
	Taaleri PLC	8,120	90,621
#	Talenom OYJ	7,120	45,588
*	Teleste OYJ	52,966	182,195
# Ω	Terveystalo OYJ	363,953	2,959,298
	TietoEVRY OYJ	586,911	12,419,329
	Tokmanni Group Corp.	324,373	5,312,126
	Vaisala OYJ, Class A	125,505	5,134,981
#	Valmet OYJ	885,247	23,303,466
*	Verkkokauppa.com OYJ	13,945	35,620
#	Viking Line Abp	11,073	249,550
	Wartsila OYJ Abp	2,286,733	34,752,656
# *	WithSecure OYJ	528,284	605,777
#	YIT OYJ	680,060	1,427,568
TOTAL FINLAND			277,975,910
FRANCE — (11.2%)
#	ABC arbitrage	147,890	611,177
# *	Air France-KLM	213,395	2,375,518
	AKWEL SADIR	61,346	973,133
Ω	ALD SA	65,207	460,988
#	Alstom SA	720,365	10,969,985
	Altamir	136,094	3,603,666
	Alten SA	154,146	22,497,079
	Arkema SA	124,123	13,067,624
	Assystem SA	61,561	3,904,851
# *	Atos SE	463,767	945,567
	Aubay	43,296	1,901,828
#	Axway Software SA	39,876	1,131,845
# *	Bastide le Confort Medical	18,680	283,964
	Beneteau SACA	262,633	3,870,465
# *	Bigben Interactive	85,998	259,655
	Boiron SA	33,957	1,232,316
	Bonduelle SCA	103,735	840,961
* ††	Bourbon Corp. SA	28,851	0
	Catana Group	47,853	242,594
*	Cegedim SA	39,170	548,712
*	CGG SA	4,602,240	1,994,273
	Cie des Alpes	129,059	1,879,306
	Cie Plastic Omnium SE	375,641	4,891,774
# *	Claranova SE	66,462	185,400
#	Clariane SE	461,522	733,134
	Coface SA	763,755	12,073,037
	Derichebourg SA	681,103	3,236,995
# *	Ekinops SAS	7,393	29,764
#	Electricite de Strasbourg SA	21,112	2,608,061
# * Ω	Elior Group SA	767,090	2,050,749
	Elis SA	1,272,724	28,927,002
	Equasens	12,616	697,991
#	Eramet SA	62,267	4,729,805
	Esso SA Francaise	4,763	643,747
	Etablissements Maurel et Prom SA	404,715	2,447,338
	Eurazeo SE	192,241	16,845,050
*	Euroapi SA	108,008	325,668
# *	Eutelsat Communications SACA	1,169,230	5,095,290
*	Exclusive Networks SA	12,881	305,600

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Exel Industries SA, Class A	10,459	$630,068
	Fnac Darty SA	74,524	2,335,008
*	Forvia SE	1,075,585	16,296,545
*	Gaumont SA	10,715	1,115,342
	Gaztransport Et Technigaz SA	192,390	28,764,615
#	GEA	2,433	255,943
	GL Events SACA	56,164	1,156,977
	Groupe Crit SA	22,324	1,729,557
	Groupe SFPI	21,754	44,602
	Guerbet	35,476	1,257,165
# *	Haulotte Group SA	73,020	187,525
*	ID Logistics Group SACA	16,065	6,129,276
	Imerys SA	215,458	7,339,996
	Infotel SA	637	32,281
	Interparfums SA	27,073	1,525,321
	IPSOS SA	294,938	20,792,989
	Jacquet Metals SACA	90,380	1,797,321
*	JCDecaux SE	295,075	5,727,886
	Kaufman & Broad SA	104,118	3,035,553
Ω	La Francaise des Jeux SAEM	110,098	4,487,340
	Laurent-Perrier	14,168	1,841,433
	Lectra	32,033	1,117,907
	Linedata Services	3,353	247,467
	LISI SA	45,202	1,153,409
#	LNA Sante SA	32,778	722,747
# Ω	Maisons du Monde SA	173,243	811,573
	Manitou BF SA	64,454	1,764,576
# *	McPhy Energy SA	3,521	7,212
	Mersen SA	152,413	6,001,460
	Metropole Television SA	167,187	2,492,320
# *	Nacon SA	48,706	67,330
Ω	Neoen SA	172,723	4,889,678
	Nexans SA	195,817	20,470,961
#	Nexity SA	289,837	2,963,861
	NRJ Group	87,189	739,283
	Oeneo SA	88,742	986,313
# *	OVH Groupe SAS	15,608	162,912
# *	Pierre Et Vacances SA	23,344	32,279
*	Plastiques Du Val De Loire	14,341	42,990
	Quadient SA	220,199	4,528,650
* ††	Recylex SA	102,008	0
	Rexel SA	1,258,287	33,989,882
	Robertet SA	489	420,934
	Rubis SCA	652,775	23,046,992
	Samse SACA	7,930	1,577,093
	Savencia SA	35,032	1,935,216
	SCOR SE	865,645	29,966,469
	SEB SA	130,517	16,698,690
	Seche Environnement SACA	21,328	2,605,587
	SES SA	2,144,185	14,291,832
# * Ω	SMCP SA	78,239	196,703
	Societe BIC SA	148,190	10,589,097
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,179,655
	Societe LDC SADIR	82	12,022
*	SOITEC	50,026	5,165,874
	Sopra Steria Group	118,375	28,687,356
	SPIE SA	882,098	33,158,535
# * Ω	SRP Groupe SA	56,827	57,984
	Stef SA	25,714	3,782,876

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sword Group	40,282	$1,636,989
	Synergie SE	67,764	2,331,734
	Technip Energies NV	728,396	18,426,375
	Teleperformance SE	71,995	6,993,212
	Television Francaise 1 SA	378,959	3,461,537
	TFF Group	9,441	435,865
	Thermador Groupe	38,326	3,653,015
#	Tikehau Capital SCA	41,123	902,888
	Totalenergies EP Gabon	2,570	465,198
	Trigano SA	58,606	10,308,137
*	Ubisoft Entertainment SA	566,224	11,909,945
	Valeo SE	1,268,309	15,856,757
*	Vallourec SACA	894,589	16,616,580
# *	Vantiva SA	81,942	12,357
Ω	Verallia SA	413,526	16,077,441
	Vetoquinol SA	11,390	1,223,417
	Vicat SACA	113,465	4,475,718
	VIEL & Cie SA	156,945	1,489,944
	Virbac SACA	16,614	6,208,667
# *	Voltalia SA	80,640	570,552
#	Vranken-Pommery Monopole SA	16,787	285,837
	Wavestone	15,694	950,198
* Ω	Worldline SA	166,314	2,057,558
* Ω	X-Fab Silicon Foundries SE	259,726	1,964,899
TOTAL FRANCE			653,785,200
GERMANY — (13.4%)
	1&1 AG	258,581	4,463,416
	7C Solarparken AG	188,738	633,279
#	Adesso SE	10,304	1,213,576
*	Adtran Networks SE	3,098	66,709
	AIXTRON SE	94,485	2,494,694
	All for One Group SE	4,701	295,297
#	Allgeier SE	49,258	1,066,065
	AlzChem Group AG	825	32,848
	Amadeus Fire AG	11,033	1,429,274
# *	Aroundtown SA	4,629,735	9,759,838
	Atoss Software AG	20,164	5,961,185
	Aurubis AG	211,924	14,904,850
# * Ω	Auto1 Group SE	415,769	1,963,207
#	Basler AG	51,114	595,811
#	BayWa AG	97,774	2,653,702
	BayWa AG	124	4,502
	Bechtle AG	458,988	24,259,453
Ω	Befesa SA	199,474	6,856,711
	Bertrandt AG	36,820	1,812,674
	Bijou Brigitte AG	24,485	1,007,160
	Bilfinger SE	191,469	8,942,827
# *	Borussia Dortmund GmbH & Co. KGaA	507,376	1,834,540
#	BRANICKS Group AG	375,149	575,493
#	CANCOM SE	213,716	6,373,586
*	Ceconomy AG	954,113	1,913,735
	CENIT AG	57,781	781,853
	Cewe Stiftung & Co. KGaA	46,238	5,129,230
	CompuGroup Medical SE & Co. KGaA	186,933	5,752,860
	CTS Eventim AG & Co. KGaA	332,856	29,595,171
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	460,336
* Ω	Delivery Hero SE	89,931	2,571,523
#	Dermapharm Holding SE	93,676	3,299,820

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Beteiligungs AG	112,633	$3,132,596
	Deutsche EuroShop AG	544	11,156
# Ω	Deutsche Pfandbriefbank AG	935,598	4,995,100
	Deutz AG	674,170	4,278,255
	DMG Mori AG	1,330	63,164
# *	Dr Hoenle AG	33,387	696,186
	Draegerwerk AG & Co. KGaA	19,398	948,925
	Duerr AG	339,819	7,852,425
Ω	DWS Group GmbH & Co. KGaA	66,154	2,913,060
	Eckert & Ziegler SE	105,115	4,252,201
	EDAG Engineering Group AG	53,781	736,017
	Elmos Semiconductor SE	29,175	2,325,576
	ElringKlinger AG	193,727	1,269,210
# *	Encavis AG	671,444	12,204,175
	Energiekontor AG	23,306	1,610,522
*	Evotec SE	405,152	6,314,413
	Fabasoft AG	509	10,943
	Fielmann Group AG	158,286	7,271,376
*	flatexDEGIRO AG	363,579	4,072,993
*	Fraport AG Frankfurt Airport Services Worldwide	250,366	13,195,042
	Freenet AG	997,996	28,085,411
	Friedrich Vorwerk Group SE	13,184	222,497
	FUCHS SE	149,956	5,888,987
	GEA Group AG	401,718	16,984,688
	Gerresheimer AG	251,672	28,331,251
	Gesco SE	55,761	1,049,882
	GFT Technologies SE	157,441	4,581,729
*	Grand City Properties SA	500,850	5,728,026
	Grenke AG	50,145	1,309,808
	H&R GmbH & Co. KGaA	71,674	376,049
*	Hamburger Hafen und Logistik AG	125,057	2,237,238
	Hawesko Holding SE	313	9,807
# *	Heidelberger Druckmaschinen AG	1,764,141	1,979,453
*	HelloFresh SE	1,030,948	7,353,568
	Hensoldt AG	307,854	14,445,614
*	Highlight Communications AG	98,406	261,487
	HOCHTIEF AG	115,852	13,462,343
	Hornbach Holding AG & Co. KGaA	56,633	4,549,672
	Hugo Boss AG	440,451	25,959,551
	Init Innovation in Traffic Systems SE	37,723	1,483,162
Ω	Instone Real Estate Group SE	83,977	808,754
	IVU Traffic Technologies AG	51,403	881,969
	Jenoptik AG	390,966	12,144,814
Ω	JOST Werke SE	16,196	832,247
	K&S AG	1,091,009	17,026,460
	KION Group AG	310,438	16,330,178
	Kloeckner & Co. SE	46,695	340,064
	Knaus Tabbert AG	2,351	112,954
*	Koenig & Bauer AG	89,148	1,202,941
	Kontron AG	341,210	7,525,281
	Krones AG	118,001	15,621,337
	KSB SE & Co. KGaA	3,293	2,397,115
	KWS Saat SE & Co. KGaA	80,774	4,318,861
	Lanxess AG	541,103	14,482,930
*	LEG Immobilien SE	367,371	31,553,807
	Leifheit AG	59,026	942,477
# *	Manz AG	25,270	273,418
*	Mediclin AG	78,748	215,988
*	Medigene AG	116,971	266,013

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Medios AG	12,137	$214,697
	METRO AG	765,743	4,166,709
	MLP SE	469,154	2,837,149
	Mutares SE & Co. KGaA	12,634	503,152
*	Nagarro SE	53,881	4,634,271
	New Work SE	18,377	1,334,846
	Nexus AG	72,646	4,409,300
*	Nordex SE	18,657	244,665
	Norma Group SE	199,527	3,703,639
*	OHB SE	39,251	1,856,972
#	Patrizia SE	295,571	2,746,104
	Pfeiffer Vacuum Technology AG	44,213	7,443,157
	PNE AG	46,015	665,329
*	ProCredit Holding AG	2,583	25,444
#	ProSiebenSat.1 Media SE	1,096,343	7,699,483
	PSI Software SE	17,128	425,071
#	Puma SE	584,540	26,454,089
*	PVA TePla AG	125,635	2,544,812
	PWO AG	8,558	280,601
*	q.beyond AG	644,117	395,740
*	R Stahl AG	14,952	367,685
	Rational AG	1,507	1,298,425
* Ω	Redcare Pharmacy NV	12,393	2,028,629
#	RTL Group SA	68,731	2,318,943
	SAF-Holland SE	265,527	5,412,318
	Salzgitter AG	232,427	6,071,083
	Schloss Wachenheim AG	6,929	114,252
Ω	Scout24 SE	7,633	575,057
#	Secunet Security Networks AG	8,631	1,494,029
# *	SGL Carbon SE	341,797	2,564,473
	Siltronic AG	120,647	10,704,416
	Sixt SE	97,474	9,718,369
*	SMA Solar Technology AG	108,460	6,263,037
	Stabilus SE	171,114	10,895,650
	STRATEC SE	29,220	1,267,285
	Stroeer SE & Co. KGaA	213,092	12,969,914
	Suedzucker AG	519,400	7,445,609
	SUESS MicroTec SE	143,891	5,672,702
	Surteco Group SE	47,139	717,349
*	Synlab AG	35,702	382,605
*	TAG Immobilien AG	1,362,181	18,617,071
	Takkt AG	235,455	3,399,183
* Ω	TeamViewer SE	878,739	13,095,188
	Technotrans SE	46,083	900,775
	thyssenkrupp AG	3,151,431	16,905,591
	United Internet AG	295,652	6,653,385
#	Verbio SE	157,196	3,573,597
	Vossloh AG	72,974	3,596,157
	Wacker Chemie AG	101,180	11,412,370
	Wacker Neuson SE	172,751	3,198,189
	Washtec AG	78,241	3,329,154
# *	Westwing Group SE	41,567	355,048
	Wuestenrot & Wuerttembergische AG	163,602	2,349,951
* Ω	Zalando SE	363,400	10,391,515
#	Zeal Network SE	32,866	1,223,679
TOTAL GERMANY			778,304,304
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

The Continental Small Company Series

CONTINUED

		Shares	Value»
IRELAND — (0.8%)
	Bank of Ireland Group PLC	710,157	$7,247,203
	Cairn Homes PLC	2,238,010	3,854,374
	Dalata Hotel Group PLC	475,504	2,311,416
	FBD Holdings PLC	142,812	2,027,499
	Glanbia PLC	1,136,976	22,134,910
* Ω	Glenveagh Properties PLC	1,291,710	1,744,008
	Irish Continental Group PLC	820,853	4,330,822
*	Permanent TSB Group Holdings PLC	273,432	405,136
TOTAL IRELAND			44,055,368
ISRAEL — (2.3%)
	Adgar Investment & Development Ltd.	105,459	144,149
*	Afcon Holdings Ltd.	3,064	81,003
# *	AFI Properties Ltd.	100,052	4,605,415
	Africa Israel Residences Ltd.	17,401	1,162,069
# *	Allot Ltd.	189,485	419,428
#	Alony Hetz Properties & Investments Ltd.	148,947	1,093,356
#	Alrov Properties & Lodgings Ltd.	49,832	2,088,861
	Arad Ltd.	28,968	410,314
*	Argo Properties NV	4,799	98,053
	Ashdod Refinery Ltd.	60,862	1,448,665
	Atreyu Capital Markets Ltd.	828	13,020
	AudioCodes Ltd.	28,045	369,162
#	Aura Investments Ltd.	534,066	2,251,070
#	Automatic Bank Services Ltd.	16,866	67,320
*	Avgol Industries 1953 Ltd.	468,925	177,355
*	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,680,974
	Bet Shemesh Engines Holdings 1997 Ltd.	33,432	1,340,536
	Blue Square Real Estate Ltd.	36,996	2,550,539
*	Brack Capital Properties NV	17,073	1,077,736
	Carasso Motors Ltd.	152,860	733,547
*	Cellcom Israel Ltd.	528,949	2,270,719
*	Ceragon Networks Ltd.	266,244	851,981
# *	Clal Insurance Enterprises Holdings Ltd.	333,251	6,132,880
# *	Compugen Ltd.	120,076	309,682
	Danel Adir Yeoshua Ltd.	25,544	2,182,429
	Danya Cebus Ltd.	408	10,493
	Delek Automotive Systems Ltd.	87,939	535,004
	Delta Galil Ltd.	71,511	3,146,213
#	Direct Finance of Direct Group 2006 Ltd.	502	68,179
	Dor Alon Energy in Israel 1988 Ltd.	10,173	213,307
*	Doral Group Renewable Energy Resources Ltd.	42,161	117,035
*	El Al Israel Airlines	505,509	682,231
#	Electra Consumer Products 1970 Ltd.	47,261	1,072,704
#	Electra Real Estate Ltd.	64,516	689,266
*	Electreon Wireless Ltd.	4,233	156,295
*	Ellomay Capital Ltd.	2,597	42,671
*	Equital Ltd.	131,344	4,179,577
#	FMS Enterprises Migun Ltd.	19,186	812,864
	Formula Systems 1985 Ltd.	64,490	5,161,944
	Formula Systems 1985 Ltd., Sponsored ADR	640	49,600
#	Fox Wizel Ltd.	47,275	4,418,097
	Gav-Yam Lands Corp. Ltd.	309,306	2,355,903
# *	Gilat Satellite Networks Ltd.	229,038	1,248,113
*	Hagag Group Real Estate Development	24,932	108,074
	Hilan Ltd.	107,013	6,798,992
#	IDI Insurance Co. Ltd.	43,477	1,270,578
*	IES Holdings Ltd.	1,768	108,154
	Ilex Medical Ltd.	4,067	71,919

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Inrom Construction Industries Ltd.	409,907	$1,304,494
	Isracard Ltd.	293,333	1,195,833
	Israel Canada T.R Ltd.	252,277	1,004,569
	Israel Land Development Co. Ltd.	88,993	822,131
	Israel Shipyards Industries Ltd.	580	11,015
	Isras Investment Co. Ltd.	7,128	1,440,777
# *	Issta Ltd.	19,856	444,023
*	Kamada Ltd.	203,071	1,148,365
	Kardan Real Estate Enterprise & Development Ltd.	43,634	54,005
	Kenon Holdings Ltd.	20,947	548,549
	Kerur Holdings Ltd.	32,360	592,962
# *	Klil Industries Ltd.	5,696	290,598
#	Kvutzat Acro Ltd.	14,640	174,918
	Lahav L.R. Real Estate Ltd.	9,407	9,159
	Lapidoth Capital Ltd.	1,086	17,886
	Levinstein Properties Ltd.	1,526	25,929
	M Yochananof & Sons Ltd.	5,941	286,067
	Magic Software Enterprises Ltd.	146,061	1,685,459
#	Malam - Team Ltd.	10,222	174,594
	Matrix IT Ltd.	228,108	5,027,003
	Max Stock Ltd.	30,095	69,579
#	Maytronics Ltd.	204,596	2,036,046
	Mediterranean Towers Ltd.	426,954	1,113,465
#	Mega Or Holdings Ltd.	94,962	2,535,738
	Meitav Investment House Ltd.	183,020	894,663
	Menora Mivtachim Holdings Ltd.	172,867	4,643,723
	Meshulam Levinstein Contracting & Engineering Ltd.	458	39,423
#	Migdal Insurance & Financial Holdings Ltd.	2,157,682	2,980,374
*	Mivtach Shamir Holdings Ltd.	31,365	1,212,381
	Mizrahi Tefahot Bank Ltd.	1	39
*	Naphtha Israel Petroleum Corp. Ltd.	198,678	1,117,749
#	Nawi Brothers Ltd.	71,549	543,195
*	Nayax Ltd.	3,835	100,987
*	Neto Malinda Trading Ltd.	4,663	63,828
*	Neto ME Holdings Ltd.	3,661	61,789
	Next Vision Stabilized Systems Ltd.	29,551	351,844
	Novolog Ltd.	200,415	83,705
#	Oil Refineries Ltd.	12,078,156	4,008,627
	One Software Technologies Ltd.	62,935	931,031
	Palram Industries 1990 Ltd.	1,112	13,333
*	Partner Communications Co. Ltd.	717,998	3,128,151
	Paz Oil Co. Ltd.	62,211	6,647,096
# *	Perion Network Ltd.	47,295	1,064,914
	Plasson Industries Ltd.	19,907	831,098
	Prashkovsky Investments & Construction Ltd.	16,368	417,969
*	Priortech Ltd.	14,287	621,373
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,266,483
*	Rani Zim Shopping Centers Ltd.	26,927	19,214
	Retailors Ltd.	6,957	170,262
# *	Scope Metals Group Ltd.	47,550	1,687,170
*	Shikun & Binui Ltd.	124,079	307,271
	Summit Real Estate Holdings Ltd.	220,893	2,798,111
	Suny Cellular Communication Ltd.	187,376	57,734
	Tadiran Group Ltd.	16,618	1,342,377
Ω	Tamar Petroleum Ltd.	51,161	333,574
	Tel Aviv Stock Exchange Ltd.	52,416	353,675
	Telsys Ltd.	249	16,781
*	Tera Light Ltd.	45,638	100,089
	Tiv Taam Holdings 1 Ltd.	39,749	55,936

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Victory Supermarket Chain Ltd.	5,213	$67,564
	YH Dimri Construction & Development Ltd.	21,042	1,654,860
TOTAL ISRAEL			131,879,033
ITALY — (10.9%)
	A2A SpA	11,130,525	20,079,058
	Abitare In SpA	1,909	8,178
	ACEA SpA	278,123	4,929,294
# *	Aeffe SpA	177,250	162,190
	Amplifon SpA	248,124	9,044,779
Ω	Anima Holding SpA	1,678,832	7,980,375
#	Aquafil SpA	83,333	272,503
	Arnoldo Mondadori Editore SpA	1,088,121	2,731,847
	Ascopiave SpA	432,784	1,103,834
# *	Avio SpA	85,821	935,855
	Azimut Holding SpA	751,074	20,418,211
	Banca Generali SpA	435,216	17,293,675
	Banca IFIS SpA	237,598	4,655,107
	Banca Mediolanum SpA	641,478	7,050,453
*	Banca Monte dei Paschi di Siena SpA	5,298,912	24,032,141
	Banca Popolare di Sondrio SpA	2,730,141	20,431,430
	Banca Profilo SpA	1,711,765	406,496
# Ω	Banca Sistema SpA	335,410	487,516
	Banco BPM SpA	6,633,056	44,131,538
	Banco di Desio e della Brianza SpA	241,954	1,220,368
Ω	BFF Bank SpA	770,495	10,315,561
	Biesse SpA	38,550	515,440
	BPER Banca	6,542,561	30,935,786
	Brembo SpA	145,255	1,858,779
	Brunello Cucinelli SpA	239,655	27,389,606
	Buzzi SpA	635,851	24,971,756
	Cairo Communication SpA	380,269	820,767
Ω	Carel Industries SpA	99,812	2,191,656
	Cembre SpA	1,941	92,301
	Cementir Holding NV	371,783	4,208,354
*	CIR SpA-Compagnie Industriali	2,514,714	1,452,754
	Credito Emiliano SpA	555,182	5,555,322
	d'Amico International Shipping SA	290,567	1,995,578
	Danieli & C Officine Meccaniche SpA	130,848	3,449,953
	Danieli & C Officine Meccaniche SpA	106,476	3,780,134
	Datalogic SpA	30,430	188,509
	De' Longhi SpA	181,815	6,287,529
	DiaSorin SpA	21,682	2,092,416
# *	Digital Bros SpA	34,830	305,077
	Digital Value SpA	298	17,842
# Ω	doValue SpA	91,134	208,985
	Elica SpA	159,199	334,863
	Emak SpA	376,132	458,105
Ω	Enav SpA	666,746	2,788,780
	ERG SpA	166,279	4,174,593
	Esprinet SpA	220,835	1,282,546
# *	Eurotech SpA	207,209	388,562
*	Fiera Milano SpA	19,117	79,110
	Fila SpA	168,019	1,444,646
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,387,892	662,188
	Gefran SpA	35,925	317,259
# *	Geox SpA	356,231	257,852
	GPI SpA	17,707	231,729

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Gruppo MutuiOnline SpA	124,312	$5,018,978
	Hera SpA	5,499,110	19,377,110
	IMMSI SpA	1,037,733	615,486
	Intercos SpA	20,033	290,007
	Interpump Group SpA	410,162	19,990,002
	Iren SpA	4,373,561	8,947,268
	Italgas SpA	3,355,608	19,549,004
	Italian Sea Group SpA	5,100	55,441
	Italmobiliare SpA	80,188	2,993,301
*	Iveco Group NV	1,173,817	17,486,563
#	IVS Group SA	116,966	816,354
	Leonardo SpA	2,136,258	53,670,571
	LU-VE SpA	5,064	126,051
#	Maire Tecnimont SpA	1,232,552	9,666,878
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,003,807	2,606,077
*	Newlat Food SpA	24,212	161,171
	Openjobmetis SpA agenzia per il lavoro	63,079	1,105,192
	Orsero SpA	34,386	531,138
Ω	OVS SpA	1,489,463	3,917,506
	Pharmanutra SpA	5,819	357,994
	Piaggio & C SpA	1,288,486	4,074,631
Ω	Pirelli & C SpA	2,342,202	14,341,289
Ω	RAI Way SpA	612,982	3,435,849
	Reply SpA	147,826	20,919,151
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	814,677
*	Sabaf SpA	61,986	1,194,182
# *	Safilo Group SpA	204,731	265,287
*	Saipem SpA	2	5
	Salcef Group SpA	9,244	228,230
	Salvatore Ferragamo SpA	214,047	2,604,186
	Sanlorenzo SpA	12,280	558,927
	Saras SpA	2,937,528	5,615,049
# *	Seri Industrial SpA	3,574	11,161
	Sesa SpA	52,251	5,776,634
*	Sogefi SpA	354,095	1,220,447
	SOL SpA	231,248	8,282,936
#	Spaxs SpA	258,973	1,359,267
	Tamburi Investment Partners SpA	851,687	9,142,647
# Ω	Technogym SpA	918,805	9,116,251
# *	Telecom Italia SpA	50,212,502	12,189,349
# *	Tesmec SpA	313,747	30,301
*	Tod's SpA	3,826	177,448
*	TREVI - Finanziaria Industriale SpA	361,621	142,008
	TXT e-solutions SpA	578	14,015
# Ω	Unieuro SpA	105,971	1,010,043
	Unipol Gruppo SpA	3,064,314	25,678,740
	UnipolSai Assicurazioni SpA	586,033	1,697,814
	Webuild SpA	1,493,427	3,612,551
#	Wiit SpA	6,648	129,472
	Zignago Vetro SpA	190,091	2,719,125
TOTAL ITALY			632,072,950
NETHERLANDS — (4.9%)
	Aalberts NV	654,734	31,479,161
	Acomo NV	51,385	974,062
	AFC Ajax NV	13,955	153,426
# * Ω	Alfen NV	80,726	4,349,167
	Allfunds Group PLC	346,282	2,497,338

The Continental Small Company Series

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	AMG Critical Materials NV	179,177	$4,069,213
	Aperam SA	271,693	8,588,303
	Arcadis NV	518,635	31,761,005
*	Avantium NV	19,708	44,856
Ω	B&S Group SARL	16,023	63,625
# * Ω	Basic-Fit NV	294,041	6,558,333
	BE Semiconductor Industries NV	352,392	53,978,882
	Brunel International NV	129,710	1,425,064
	Corbion NV	349,347	7,469,071
Ω	CTP NV	118,290	2,110,156
# *	Ebusco Holding NV	2,604	9,561
# *	Fastned BV	409	11,353
	Flow Traders Ltd.	197,621	3,897,053
	ForFarmers NV	203,933	570,177
*	Fugro NV	666,317	16,333,552
*	InPost SA	343,400	5,288,915
#	Kendrion NV	86,878	1,288,564
	Koninklijke BAM Groep NV	1,607,627	6,095,032
	Koninklijke Heijmans NV, CVA	145,097	2,687,791
	Koninklijke Vopak NV	336,864	12,991,731
#	MFE-MediaForEurope NV, Class B	406,270	1,409,209
	Nedap NV	33,400	2,434,187
	OCI NV	461,688	12,654,297
# *	Pharming Group NV	3,585,543	3,940,642
#	PostNL NV	1,827,096	2,488,267
	SBM Offshore NV	948,274	15,145,517
# *	SIF Holding NV	40,013	461,086
Ω	Signify NV	719,081	22,136,530
	Sligro Food Group NV	125,350	1,897,029
* ††	SRH NV	705,718	0
	TKH Group NV	255,928	10,910,385
*	TomTom NV	408,253	3,261,959
	Van Lanschot Kempen NV	164,832	5,606,184
TOTAL NETHERLANDS			287,040,683
NORWAY — (1.9%)
	2020 Bulkers Ltd.	107,406	1,478,757
	ABG Sundal Collier Holding ASA	1,989,504	1,113,991
	AF Gruppen ASA	4,067	52,236
# *	Akastor ASA	736,801	749,359
*	Aker BioMarine ASA	16,523	97,670
# *	Aker Carbon Capture ASA	724,918	388,208
	AMSC ASA	274,096	686,436
*	Archer Ltd.	305,147	31,925
*	ArcticZymes Technologies ASA	83,850	226,304
	Arendals Fossekompani ASA	1,452	24,315
	Atea ASA	384,721	4,606,180
*	Atlantic Sapphire ASA	146	12
	Austevoll Seafood ASA	143,669	1,130,354
Ω	Avance Gas Holding Ltd.	99,772	1,139,577
# *	Axactor ASA	689,478	297,470
	B2 Impact ASA	1,017,618	748,949
	Belships ASA	468,828	903,861
*	Bluenord ASA	21,795	1,152,591
	Bonheur ASA	137,587	3,041,147
	Borregaard ASA	415,703	7,252,012
	Bouvet ASA	69,946	400,203
Ω	BW LPG Ltd.	438,052	4,886,804
	BW Offshore Ltd.	496,641	1,241,325

The Continental Small Company Series

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Cadeler AS	157,068	$769,428
*	Cloudberry Clean Energy ASA	27,190	24,873
# * Ω	Crayon Group Holding ASA	360,151	2,645,410
	DNO ASA	3,232,793	2,928,410
Ω	Elkem ASA	489,404	964,424
Ω	Elmera Group ASA	85,009	270,935
	Elopak ASA	51,567	161,154
*	Ensurge Micropower ASA	1,783,881	50,298
Ω	Europris ASA	1,144,627	8,243,473
	FLEX LNG Ltd.	134,727	3,361,787
	Gram Car Carriers ASA	10,491	193,052
#	Grieg Seafood ASA	351,263	2,201,008
*	Hexagon Composites ASA	719,711	1,246,719
# *	Hexagon Purus ASA	235,168	135,157
Ω	Kid ASA	51,417	671,564
	Kitron ASA	779,037	2,442,795
Ω	Klaveness Combination Carriers ASA	28,281	245,050
*	Kongsberg Automotive ASA	3,235,578	449,548
*	LINK Mobility Group Holding ASA	335,680	613,191
	Magnora ASA	30,920	87,869
	Medistim ASA	2,163	37,157
*	Morrow Bank ASA	33,724	12,681
	MPC Container Ships ASA	1,892,230	2,192,305
Ω	Multiconsult ASA	2,534	34,504
# *	NEL ASA	663,640	295,828
	Norbit ASA	15,658	100,016
# Ω	Norske Skog ASA	354,658	1,098,480
*	Northern Ocean Ltd.	64,314	59,167
*	Norwegian Air Shuttle ASA	842,208	1,272,667
*	NRC Group ASA	38,228	41,688
# *	Nykode Therapeutics ASA	338,115	466,776
	Odfjell Drilling Ltd.	636,267	2,865,932
	Odfjell SE, Class A	138,332	1,749,171
	Odfjell Technology Ltd.	107,420	641,439
# *	OKEA ASA	206,616	476,123
Ω	Okeanis Eco Tankers Corp.	68,308	2,022,680
	Olav Thon Eiendomsselskap ASA	54,302	1,109,063
*	Otello Corp. ASA	13,451	10,373
	Panoro Energy ASA	278,857	691,908
	Pareto Bank ASA	52,111	282,693
*	Pexip Holding ASA	70,095	189,757
*	PGS ASA	5,778,271	4,210,265
*	PhotoCure ASA	77,641	393,997
* Ω	poLight ASA	5,744	2,026
	Protector Forsikring ASA	430,646	9,020,291
	Rana Gruber ASA	42,157	305,146
# *	REC Silicon ASA	1,555,597	1,538,496
*	Salmon Evolution ASA	236,397	139,027
*	SATS ASA	69,640	117,337
* Ω	Scatec ASA	374,751	2,494,446
*	SD Standard ETC PLC	271,994	42,966
	Selvaag Bolig ASA	279,707	938,722
* Ω	Shelf Drilling Ltd.	657,268	1,552,858
*	Siem Offshore, Inc.	10,249	32,797
# *	Solstad Offshore ASA	37,831	136,621
	Sparebank 1 Oestlandet	40,574	465,147
	SpareBank 1 Sorost-Norge	1,788	11,056
	Stolt-Nielsen Ltd.	43,514	1,605,892
#	TGS ASA	265,947	2,932,282

The Continental Small Company Series

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Ultimovacs ASA	50,358	$36,948
	Veidekke ASA	659,506	7,167,848
*	Volue ASA	6,103	16,802
# *	Vow ASA	9,797	5,012
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,214,966
* Ω	XXL ASA	3,251,432	282,024
TOTAL NORWAY			110,669,211
PORTUGAL — (0.9%)
	Altri SGPS SA	472,047	2,661,361
*	Banco Comercial Portugues SA, Class R	49,853,259	16,817,507
	Corticeira Amorim SGPS SA	135,979	1,442,020
	CTT-Correios de Portugal SA	491,944	2,191,888
# *	Greenvolt-Energias Renovaveis SA	156,250	1,375,891
	Ibersol SGPS SA	57,040	416,359
	Mota-Engil SGPS SA	733,051	3,807,282
	Navigator Co. SA	1,800,047	7,871,213
	NOS SGPS SA	994,629	3,889,973
	REN - Redes Energeticas Nacionais SGPS SA	2,882,126	6,845,515
	Semapa-Sociedade de Investimento e Gestao	1,972	31,717
	Sonae SGPS SA	6,586,941	6,251,054
TOTAL PORTUGAL			53,601,780
SPAIN — (6.1%)
	Acciona SA	45,633	5,553,564
	Acerinox SA	1,095,358	12,028,851
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	35,251	660,786
	Alantra Partners SA	60,724	553,895
	Almirall SA	464,897	4,146,273
# *	Amper SA	7,369,582	650,484
	Applus Services SA	874,505	10,783,830
	Atresmedia Corp. de Medios de Comunicacion SA	510,640	2,443,605
	Azkoyen SA	67,253	440,051
	Banco de Sabadell SA	35,081,456	55,189,369
#	Bankinter SA	4,245,482	31,106,534
#	Cia de Distribucion Integral Logista Holdings SA	408,960	11,429,487
	CIE Automotive SA	373,265	10,705,225
	Construcciones y Auxiliar de Ferrocarriles SA	118,448	4,320,038
	Corp. ACCIONA Energias Renovables SA	31,476	685,879
*	Distribuidora Internacional de Alimentacion SA	4,617,030	62,732
#	Ebro Foods SA	480,588	8,010,362
*	eDreams ODIGEO SA	447,059	3,252,838
	Elecnor SA	207,985	4,328,751
	Enagas SA	1,457,648	21,654,554
	Ence Energia y Celulosa SA	831,813	2,896,661
	Ercros SA	590,023	2,236,570
	Faes Farma SA	1,843,460	6,257,792
	Fluidra SA	517,281	12,241,437
Ω	Gestamp Automocion SA	950,021	3,050,830
Ω	Global Dominion Access SA	518,361	1,885,360
# *	Grenergy Renovables SA	7,453	195,663
*	Grifols SA	141,694	1,274,529
	Grupo Catalana Occidente SA	268,886	10,299,402
#	Grupo Empresarial San Jose SA	141,180	615,565
	Iberpapel Gestion SA	47,911	961,264
#	Indra Sistemas SA	876,621	18,167,601
#	Laboratorio Reig Jofre SA	15,086	40,547

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	130,063	$11,349,765
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,369,919	3,369,003
	Mapfre SA	4,520,827	11,429,440
*	Melia Hotels International SA	624,896	5,050,470
# Ω	Metrovacesa SA	27,648	242,926
	Miquel y Costas & Miquel SA	185,363	2,343,323
# Ω	Neinor Homes SA	115,525	1,266,749
# *	Obrascon Huarte Lain SA	2,278,833	860,587
*	Oryzon Genomics SA	35,547	65,908
#	Pharma Mar SA	55,216	1,710,272
	Prim SA	40,283	439,095
*	Promotora de Informaciones SA, Class A	1,330,083	503,238
Ω	Prosegur Cash SA	527,801	272,831
	Realia Business SA	1,667,905	1,838,605
	Renta 4 Banco SA	442	5,021
	Sacyr SA	2,882,311	10,645,220
*	Solaria Energia y Medio Ambiente SA	498,778	5,441,711
# *	Soltec Power Holdings SA	58,317	141,089
Ω	Talgo SA	548,128	2,657,720
*	Tecnicas Reunidas SA	271,263	2,201,727
	Tubacex SA	712,576	2,565,191
# *	Tubos Reunidos SA	34,204	22,504
Ω	Unicaja Banco SA	7,318,410	9,068,527
#	Vidrala SA	134,680	13,982,275
	Viscofan SA	267,269	16,989,779
	Vocento SA	352,577	311,483
TOTAL SPAIN			352,904,788
SWEDEN — (6.3%)
Ω	AcadeMedia AB	483,291	2,190,247
	AddLife AB, Class B	418,916	4,381,199
	Addnode Group AB	516,224	5,515,305
	AFRY AB	438,399	6,999,691
Ω	Alimak Group AB	379,232	3,470,236
	Alleima AB	353,526	2,386,118
	Alligo AB, Class B	153,171	2,202,825
Ω	Ambea AB	327,270	1,948,319
# *	Annehem Fastigheter AB, Class B	214,348	366,034
#	AQ Group AB	10,843	542,119
	Arise AB	17,654	67,595
	Arjo AB, Class B	1,343,622	6,416,666
	Atrium Ljungberg AB, Class B	56,692	1,107,729
* Ω	Attendo AB	674,584	2,570,713
	Beijer Alma AB	293,791	5,308,872
	Bergman & Beving AB	208,899	4,091,479
	Betsson AB, Class B	886,384	8,770,587
# *	Better Collective AS	128,300	3,445,766
# *	BHG Group AB	645,782	1,115,173
	Bilia AB, Class A	580,862	7,444,378
	Billerud Aktiebolag	30,543	274,082
* Ω	BioArctic AB	28,503	573,464
*	BioInvent International AB	39,595	62,858
	Biotage AB	188,675	3,204,757
	Bjorn Borg AB	13,009	61,367
# *	Bonava AB, Class B	1,520,844	1,503,918
* Ω	Boozt AB	5,339	70,045
Ω	Bravida Holding AB	808,611	7,092,022
	Bufab AB	223,887	8,781,744
	Bulten AB	102,657	704,586

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bure Equity AB	350,573	$11,235,676
*	Byggmax Group AB	367,794	1,237,178
*	Camurus AB	22,448	1,064,022
	Catella AB	89,746	255,409
	Catena AB	190,068	9,286,730
# *	Catena Media PLC	330,046	328,361
*	Cavotec SA	79,682	117,662
	Cellavision AB	57,079	1,273,857
	Cibus Nordic Real Estate AB publ	117,236	1,536,560
*	Cint Group AB	96,052	136,224
	Clas Ohlson AB, Class B	268,008	3,627,873
	Cloetta AB, Class B	1,269,507	2,157,442
	Concentric AB	339,818	6,072,538
Ω	Coor Service Management Holding AB	515,415	2,415,635
#	Corem Property Group AB, Class B	3,930,376	4,003,488
	CTT Systems AB	1,884	58,421
	Dedicare AB, Class B	6,297	59,289
	Dios Fastigheter AB	770,250	6,196,820
Ω	Dometic Group AB	51,610	417,112
* Ω	Dustin Group AB	1,981,572	2,338,630
	Eastnine AB	126,421	2,103,243
	Elanders AB, Class B	74,315	866,788
	Electrolux Professional AB, Class B	601,935	3,936,598
* Ω	Eltel AB	206,068	138,868
# *	Enea AB	93,388	449,558
#	Engcon AB	21,338	167,455
	Eolus Vind AB, Class B	41,913	290,727
	Ependion AB	98,758	996,412
	Ework Group AB	42,999	596,100
	Fagerhult Group AB	336,247	2,321,868
#	FastPartner AB, Class A	39,447	283,726
	FastPartner AB, Class D	35	216
	Fenix Outdoor International AG	22,095	1,424,654
#	G5 Entertainment AB	41,029	497,718
	Granges AB	839,851	9,085,514
	Hanza AB	95,940	596,872
	Heba Fastighets AB, Class B	317,232	1,028,422
	Hemnet Group AB	57,258	1,751,958
#	Hexatronic Group AB	188,356	578,802
	HMS Networks AB	156,077	6,759,763
* Ω	Hoist Finance AB	276,716	1,374,036
*	Humana AB	176,433	404,415
#	IAR Systems Group AB	1,213	15,740
	Instalco AB	764,705	3,019,655
# *	International Petroleum Corp.	563,724	6,734,572
#	Intrum AB	132,234	309,462
	INVISIO AB	22,397	509,244
	Inwido AB	484,214	6,596,997
#	JM AB	455,664	9,316,933
*	Karnov Group AB	117,160	723,434
# *	K-fast Holding AB	20,521	40,838
	Kindred Group PLC, SDR	25,445	295,504
	KNOW IT AB	165,960	2,449,976
	Lagercrantz Group AB, Class B	444,408	6,793,491
#	Lime Technologies AB	20,271	714,268
	Lindab International AB	625,664	13,451,812
	Loomis AB	337,241	9,412,885
# *	Maha Energy AB	148,058	111,220
*	Medcap AB	12,843	458,317

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Medicover AB, Class B	32,688	$421,073
	MEKO AB	245,126	2,761,408
*	Modern Times Group MTG AB, Class B	578,881	4,520,012
	Momentum Group AB	162,090	1,961,038
	Mycronic AB	281,352	9,921,777
	NCAB Group AB	310,541	2,033,260
	NCC AB, Class B	507,385	6,982,902
	Nederman Holding AB	43,804	717,384
*	Net Insight AB, Class B	1,794,044	991,742
#	New Wave Group AB, Class B	828,917	9,913,666
	Nilorngruppen AB, Class B	7,191	43,665
# *	Nobia AB	820,940	337,610
	Nolato AB, Class B	1,580,501	7,062,481
	Nordic Paper Holding AB	82,488	409,637
	Nordic Waterproofing Holding AB	83,900	1,286,767
*	Norion Bank AB	320,368	1,396,921
*	Norva24 Group AB	4,692	11,158
# *	Note AB	89,762	1,211,550
	NP3 Fastigheter AB	176,937	3,652,170
	Nyfosa AB	1,209,815	11,932,256
	OEM International AB, Class B	327,092	3,208,867
# *	Orron Energy AB	670,464	445,351
# *	Ovzon AB	568	707
*	OX2 AB	351,540	1,620,337
	Peab AB, Class B	650,157	4,086,670
	Platzer Fastigheter Holding AB, Class B	303,472	2,609,206
	Prevas AB, Class B	12,098	138,454
*	Pricer AB, Class B	757,103	723,564
	Proact IT Group AB	203,154	2,098,602
	Ratos AB, Class B	1,345,531	4,421,531
*	RaySearch Laboratories AB	159,435	1,712,453
	Rejlers AB	948	12,712
Ω	Resurs Holding AB	775,908	1,126,849
	Rottneros AB	672,020	758,005
	Rvrc Holding AB	33,924	216,694
	Scandi Standard AB	369,860	2,473,747
# * Ω	Scandic Hotels Group AB	1,065,790	6,228,945
*	Sdiptech AB, Class B	64,612	1,572,623
# *	Sedana Medical AB	12,684	18,964
*	Sensys Gatso Group AB	43,904	332,110
	SkiStar AB	317,931	4,792,482
	Solid Forsakring AB	86,686	562,814
*	Stendorren Fastigheter AB	6,293	108,042
*	Stillfront Group AB	1,952,196	1,736,888
#	Storskogen Group AB, Class B	2,796,121	1,488,249
	Synsam AB	28,085	152,333
	Systemair AB	391,739	2,795,513
	Tethys Oil AB	178,504	593,030
*	TF Bank AB	5,604	87,608
	Troax Group AB	238,672	5,489,009
# *	Truecaller AB, Class B	492,049	1,504,179
	VBG Group AB, Class B	43,163	1,264,279
# *	Viaplay Group AB	193,548	17,145
	Vitec Software Group AB, Class B	61,417	3,190,058
	Vitrolife AB	24,061	451,657
	Volati AB	6,339	73,943
	XANO Industri AB, Class B	5,023	39,727
TOTAL SWEDEN			368,818,706

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (17.5%)
	Accelleron Industries AG	164,935	$6,177,954
	Adecco Group AG	585,919	23,180,301
	Allreal Holding AG	122,211	20,988,290
	ALSO Holding AG	46,741	12,130,278
*	Aluflexpack AG	2,219	37,336
*	ams-OSRAM AG	5,343,211	6,189,498
	APG SGA SA	8,182	2,004,547
	Arbonia AG	308,639	4,126,482
*	Aryzta AG	6,138,424	11,146,292
	Ascom Holding AG	213,448	1,945,376
# *	Autoneum Holding AG	25,161	4,505,275
*	Avolta AG	554,235	23,076,875
	Baloise Holding AG	98,975	15,519,837
	Banque Cantonale de Geneve	9,943	3,175,116
	Banque Cantonale du Jura SA	3,848	260,207
#	Banque Cantonale Vaudoise	113,639	13,220,315
	Barry Callebaut AG	4,198	6,098,016
*	Basilea Pharmaceutica AG	29,287	1,222,696
	Belimo Holding AG	66,278	32,528,338
	Bell Food Group AG	14,644	4,388,572
	Bellevue Group AG	48,912	1,145,462
	Berner Kantonalbank AG	31,224	8,450,858
	BKW AG	144,734	22,240,580
	Bossard Holding AG, Class A	43,144	10,456,932
	Bucher Industries AG	53,084	23,342,823
	Burckhardt Compression Holding AG	13,515	8,474,065
	Burkhalter Holding AG	26,092	2,827,000
	Bystronic AG	8,214	4,344,016
	Calida Holding AG	34,242	1,109,798
	Carlo Gavazzi Holding AG	3,219	1,161,544
	Cembra Money Bank AG	195,981	16,415,320
# *	Cicor Technologies Ltd.	15,422	878,895
	Cie Financiere Tradition SA	10,123	1,542,020
	Clariant AG	1,286,221	17,402,518
#	Coltene Holding AG	24,227	1,548,947
	Comet Holding AG	45,630	15,873,989
	COSMO Pharmaceuticals NV	15,693	1,239,579
#	Daetwyler Holding AG	23,030	4,744,493
	DKSH Holding AG	234,221	15,945,868
*	DocMorris AG	4,404	440,945
	dormakaba Holding AG	22,442	11,802,502
	EFG International AG	678,438	8,494,479
	Emmi AG	15,716	15,593,494
	Energiedienst Holding AG	83,637	3,667,557
#	Feintool International Holding AG	39,987	842,557
	Flughafen Zurich AG	143,958	32,688,680
	Forbo Holding AG	8,340	10,650,404
	Fundamenta Real Estate AG	3,191	55,542
Ω	Galenica AG	297,782	24,848,749
*	GAM Holding AG	682,619	198,015
	Georg Fischer AG	616,034	45,688,923
# *	Gurit Holding AG, Class BR	28,958	2,125,985
	Helvetia Holding AG	258,089	35,582,937
#	Hiag Immobilien Holding AG	25,900	2,275,482
*	HOCHDORF Holding AG	2,081	17,081
	Huber & Suhner AG	109,750	9,266,957
	Hypothekarbank Lenzburg AG	6	28,088
	Implenia AG	85,815	3,110,180
# *	Ina Invest Holding AG	29,955	565,484

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Inficon Holding AG	14,761	$21,541,106
#	Interroll Holding AG	4,863	16,160,328
	Intershop Holding AG	10,830	7,783,783
	Investis Holding SA	6,259	674,490
	Jungfraubahn Holding AG	19,038	3,812,718
	Kardex Holding AG	49,428	13,876,269
#	Komax Holding AG	22,696	4,398,585
# *	Kudelski SA	217,692	381,159
	Landis & Gyr Group AG	94,470	7,251,093
	LEM Holding SA	3,906	7,391,756
	Liechtensteinische Landesbank AG	65,577	5,334,268
	Luzerner Kantonalbank AG	119,117	9,340,582
Ω	Medacta Group SA	13,327	1,810,682
Ω	Medmix AG	151,076	2,680,746
	Meier Tobler Group AG	45,826	1,710,399
	Metall Zug AG, Class B	1,164	1,704,197
	Mikron Holding AG	9,944	204,603
	Mobilezone Holding AG	305,440	5,032,320
	Mobimo Holding AG	62,895	18,080,771
* Ω	Montana Aerospace AG	7,275	136,496
	Novavest Real Estate AG	1,614	60,744
	OC Oerlikon Corp. AG	1,084,366	4,780,216
*	Orascom Development Holding AG	93,520	487,608
#	Orell Fuessli AG	5,028	429,324
#	Orior AG	41,050	3,028,128
*	Phoenix Mecano AG	4,376	2,213,008
	Plazza AG, Class A	7,187	2,454,093
# * Ω	PolyPeptide Group AG	11,760	395,732
	PSP Swiss Property AG	337,750	44,275,162
#	Rieter Holding AG	15,023	2,169,540
	Romande Energie Holding SA	67,957	4,050,673
	Schweiter Technologies AG	6,061	3,412,596
# *	Schweizerische Nationalbank	23	105,122
* Ω	Sensirion Holding AG	10,110	747,472
	SFS Group AG	124,869	16,418,429
	Siegfried Holding AG	32,456	33,140,734
	SIG Group AG	332,386	7,370,415
	SKAN Group AG	7,515	711,199
	Softwareone Holding AG	230,172	4,244,823
	St. Galler Kantonalbank AG	17,753	9,566,486
#	Stadler Rail AG	133,672	4,261,737
#	StarragTornos Group AG	2,819	162,720
	Sulzer AG	139,983	17,035,953
	Swiss Prime Site AG	182,651	17,228,936
# *	Swiss Steel Holding AG	3,362,368	268,039
	Swissquote Group Holding SA	82,376	23,094,572
	Temenos AG	363,716	26,016,738
	Thurgauer Kantonalbank	3,152	440,163
	TX Group AG	18,616	3,074,808
	u-blox Holding AG	48,813	4,701,647
	Valiant Holding AG	100,956	11,844,659
Ω	VAT Group AG	50,204	25,935,077
	Vaudoise Assurances Holding SA	6,822	3,396,299
	Vetropack Holding AG	69,627	2,513,644
#	Vontobel Holding AG	218,761	13,264,048
	VP Bank AG, Class A	21,182	2,205,777
	VZ Holding AG	92,245	11,254,895
*	V-ZUG Holding AG	11,164	737,460
	Walliser Kantonalbank	19,534	2,502,501

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Warteck Invest AG	58	$118,100
	Ypsomed Holding AG	13,356	5,336,032
	Zehnder Group AG	82,191	5,446,363
	Zug Estates Holding AG, Class B	1,206	2,432,958
	Zuger Kantonalbank AG	709	6,289,036
TOTAL SWITZERLAND			1,017,940,366
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	110,648	601,564
	Noble Corp. PLC	4,682	224,364
TOTAL UNITED STATES			825,928
TOTAL COMMON STOCKS			5,476,431,727
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA	56,173	3,088,676
	FUCHS SE	477,660	23,664,770
	Jungheinrich AG	346,549	12,821,514
	Sixt SE	118,586	8,699,734
	STO SE & Co. KGaA	16,514	2,818,779
	Villeroy & Boch AG	41,086	809,173
TOTAL GERMANY			51,902,646
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG	497,492	0
* ††	S Immo AG	346,922	0
*	Strabag SE	107,907	0
ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0
SWEDEN — (0.0%)
*	Nobia AB Rights 04/17/2024	820,940	437,160
TOTAL RIGHTS/WARRANTS			437,160
TOTAL INVESTMENT SECURITIES (Cost $4,343,657,547)			5,528,771,533

			Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@ §	The DFA Short Term Investment Fund	24,516,534	283,631,784
TOTAL INVESTMENTS — (100.0%) (Cost $4,627,268,134)^^			$5,812,403,317
ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

The Continental Small Company Series

CONTINUED

^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of March 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$185,587,320	—	$185,587,320
Belgium	$738,838	193,434,077	—	194,172,915
Denmark	—	386,797,265	—	386,797,265
Finland	—	277,975,910	—	277,975,910
France	—	653,785,200	—	653,785,200
Germany	—	778,304,304	—	778,304,304
Ireland	—	44,055,368	—	44,055,368
Israel	2,014,499	129,864,534	—	131,879,033
Italy	—	632,072,950	—	632,072,950
Netherlands	—	287,040,683	—	287,040,683
Norway	—	110,669,211	—	110,669,211
Portugal	—	53,601,780	—	53,601,780
Spain	—	352,904,788	—	352,904,788
Sweden	—	368,818,706	—	368,818,706
Switzerland	—	1,017,940,366	—	1,017,940,366
United States	—	825,928	—	825,928
Preferred Stocks
Germany	—	51,902,646	—	51,902,646
Rights/Warrants
Sweden	—	437,160	—	437,160
Securities Lending Collateral	—	283,631,784	—	283,631,784
TOTAL	$2,753,337	$5,809,649,980	—	$5,812,403,317

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

March 31, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.0%)
COMMUNICATION SERVICES — (0.7%)
*	Aimia, Inc.	511,089	$965,921
# *	Cineplex, Inc.	36,490	198,539
	Cogeco Communications, Inc.	80,416	3,566,788
	Cogeco, Inc.	37,667	1,582,262
#	Corus Entertainment, Inc., Class B	993,121	535,217
	TELUS Corp.	176,768	2,827,923
# *	WildBrain Ltd.	541,109	443,417
#	Yellow Pages Ltd.	56,545	411,601
TOTAL COMMUNICATION SERVICES			10,531,668
CONSUMER DISCRETIONARY — (4.0%)
*	Aritzia, Inc.	457,892	12,642,694
*	AutoCanada, Inc.	121,583	2,412,721
	BMTC Group, Inc.	20,581	225,782
# *	Bragg Gaming Group, Inc.	4,700	28,765
	BRP, Inc.	7,396	496,272
# *	Canada Goose Holdings, Inc.	32,778	395,303
# *	Dorel Industries, Inc., Class B	164,677	841,287
	Exco Technologies Ltd.	164,124	899,044
	Gamehost, Inc.	89,999	657,111
# *	GoldMoney, Inc.	25,000	154,664
	Leon's Furniture Ltd.	167,479	2,793,068
	Linamar Corp.	263,351	13,998,207
	Martinrea International, Inc.	514,975	4,623,008
#	MTY Food Group, Inc.	115,723	4,368,161
	Park Lawn Corp.	183,840	2,266,530
	Pizza Pizza Royalty Corp.	162,278	1,655,666
#	Pollard Banknote Ltd.	49,129	1,297,001
# Ω	Sleep Country Canada Holdings, Inc.	220,590	4,870,877
Ω	Spin Master Corp.	185,042	4,734,824
TOTAL CONSUMER DISCRETIONARY			59,360,985
CONSUMER STAPLES — (4.1%)
#	Andrew Peller Ltd., Class A	168,200	495,455
	Corby Spirit & Wine Ltd.	75,467	718,150
	High Liner Foods, Inc.	106,744	1,067,795
Ω	Jamieson Wellness, Inc.	236,615	4,657,012
#	KP Tissue, Inc.	47,200	308,034
	Lassonde Industries, Inc., Class A	18,000	1,976,804
#	Maple Leaf Foods, Inc.	458,562	7,518,853
	North West Co., Inc.	292,956	8,488,814
#	Premium Brands Holdings Corp.	244,773	15,992,330
	Primo Water Corp.	892,177	16,242,790
	Rogers Sugar, Inc.	682,633	2,686,083
# *	SunOpta, Inc.	242,811	1,663,494
TOTAL CONSUMER STAPLES			61,815,614
ENERGY — (22.0%)
*	Advantage Energy Ltd.	1,240,556	9,048,535
	Africa Oil Corp.	1,517,856	2,644,524
*	Athabasca Oil Corp.	1,992,842	7,694,484
	Baytex Energy Corp.	656,132	2,368,673

The Canadian Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Birchcliff Energy Ltd.	1,731,777	$6,827,130
# *	Bonterra Energy Corp.	52,762	247,343
*	Calfrac Well Services Ltd.	18,245	53,339
#	Canacol Energy Ltd.	158,831	539,384
#	Cardinal Energy Ltd.	732,276	3,827,479
#	CES Energy Solutions Corp.	1,456,468	5,064,386
	Crescent Point Energy Corp.	3,033,304	24,820,076
*	Crew Energy, Inc.	762,573	2,617,817
*	Denison Mines Corp.	3,434,657	6,719,457
	Enerflex Ltd.	277,198	1,612,580
# *	Energy Fuels, Inc.	66,322	414,710
	Enerplus Corp.	1,217,670	23,921,434
*	Ensign Energy Services, Inc.	760,132	1,453,429
# *	Fission Uranium Corp.	1,962,000	1,404,998
#	Freehold Royalties Ltd.	694,066	7,475,858
*	Frontera Energy Corp.	256,656	1,566,974
#	Gear Energy Ltd.	227,278	110,741
#	Gibson Energy, Inc.	854,905	14,553,992
*	Gran Tierra Energy, Inc.	202,111	1,445,836
#	Headwater Exploration, Inc.	1,197,279	6,779,469
#	InPlay Oil Corp.	29,169	51,251
# *	Journey Energy, Inc.	22,652	55,687
*	Kelt Exploration Ltd.	1,000,756	4,469,805
*	Kolibri Global Energy, Inc.	5,600	17,446
* ††	Lightstream Resources Ltd.	687,816	0
*	Mattr Corp.	423,244	5,549,307
*	MEG Energy Corp.	789,027	18,115,787
#	North American Construction Group Ltd.	164,890	3,668,290
*	NuVista Energy Ltd.	996,250	8,737,551
# *	Obsidian Energy Ltd.	226,518	1,862,384
	Paramount Resources Ltd., Class A	453,102	9,195,511
	Parex Resources, Inc.	562,234	8,982,130
	Parkland Corp.	638,847	20,346,137
	Pason Systems, Inc.	444,691	5,134,522
#	Peyto Exploration & Development Corp.	1,064,787	11,736,200
	PHX Energy Services Corp.	129,423	863,744
#	Pine Cliff Energy Ltd.	189,200	139,677
#	PrairieSky Royalty Ltd.	1,219,867	23,892,120
*	Precision Drilling Corp.	84,235	5,667,354
# *	Questerre Energy Corp., Class A	797,460	129,520
	Secure Energy Services, Inc.	1,822,233	14,999,739
#	Spartan Delta Corp.	446,448	1,249,151
# * Ω	STEP Energy Services Ltd.	31,360	85,661
# *	Strathcona Resources Ltd.	7,061	148,148
	Surge Energy, Inc.	292,745	1,666,281
#	Tamarack Valley Energy Ltd.	2,467,653	6,995,524
	TerraVest Industries, Inc.	5,000	221,476
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	852,333
#	Topaz Energy Corp.	358,740	5,905,948
	Total Energy Services, Inc.	233,559	1,755,294
# *	Touchstone Exploration, Inc.	28,397	18,449
	Trican Well Service Ltd.	1,351,655	4,141,131
	Vermilion Energy, Inc.	915,075	11,378,198
	Whitecap Resources, Inc.	2,390,657	18,090,316
*	Yangarra Resources Ltd.	308,771	250,746
TOTAL ENERGY			329,585,466
FINANCIALS — (6.9%)
	AGF Management Ltd., Class B	502,801	3,043,792

The Canadian Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Alaris Equity Partners Income	115,744	$1,461,166
	Brookfield Reinsurance Ltd.	3,598	150,324
	Canaccord Genuity Group, Inc.	482,088	3,167,534
	Canadian Western Bank	535,877	11,156,274
#	Chesswood Group Ltd.	56,542	300,544
	CI Financial Corp.	871,529	11,143,835
	Clairvest Group, Inc.	1,900	102,143
	Definity Financial Corp.	219,636	6,995,015
	ECN Capital Corp.	5,859	9,040
	E-L Financial Corp. Ltd.	7,378	5,931,541
	EQB, Inc.	171,631	10,763,762
#	Fiera Capital Corp.	405,845	2,474,829
	Firm Capital Mortgage Investment Corp.	189,321	1,601,727
	First National Financial Corp.	85,119	2,364,015
	goeasy Ltd.	68,059	8,008,508
	Guardian Capital Group Ltd., Class A	93,214	3,288,003
#	Laurentian Bank of Canada	267,880	5,541,322
	Nuvei Corp.	184,133	5,822,285
	Onex Corp.	89,659	6,716,399
*	RF Capital Group, Inc.	17,024	90,866
#	Sprott, Inc.	127,516	4,705,092
	Timbercreek Financial Corp.	525,090	2,996,527
*	Trisura Group Ltd.	192,279	5,912,237
	VersaBank	3,400	35,919
TOTAL FINANCIALS			103,782,699
HEALTH CARE — (2.4%)
	Andlauer Healthcare Group, Inc.	98,005	3,072,808
*	Times New Roman, Times, Serife Biosciences, Inc.	767	1,273
# *	Aurora Cannabis, Inc.	61,293	269,029
# *	Bausch Health Cos., Inc.	1,577,973	16,742,008
# *	Cronos Group, Inc.	659,166	1,721,376
*	dentalcorp Holdings Ltd.	105,011	517,865
#	Extendicare, Inc.	469,355	2,643,814
#	HLS Therapeutics, Inc.	20,104	59,367
*	Knight Therapeutics, Inc.	518,358	2,028,199
	Medical Facilities Corp.	154,017	1,176,831
# *	Organigram Holdings, Inc.	273,484	585,424
#	Sienna Senior Living, Inc.	426,586	4,226,336
*	TerrAscend Corp.	26,702	50,071
# *	Tilray Brands, Inc.	21,350	52,734
*	Viemed Healthcare, Inc.	93,487	881,582
*	Vitalhub Corp.	7,000	31,110
*	Well Health Technologies Corp.	622,257	1,685,935
	Zenith Capital Corp.	111,820	13,208
TOTAL HEALTH CARE			35,758,970
INDUSTRIALS — (13.9%)
	ADENTRA, Inc.	30,258	916,083
	Aecon Group, Inc.	383,920	4,821,143
	Ag Growth International, Inc.	136,394	6,178,536
*	Air Canada	272,076	3,938,880
#	Algoma Central Corp.	48,800	533,916
*	ATS Corp.	445,364	14,986,299
	Badger Infrastructure Solution	208,438	7,724,770
# *	Ballard Power Systems, Inc.	1,032,613	2,870,958
	Bird Construction, Inc.	285,251	3,925,347
	Black Diamond Group Ltd.	298,735	1,973,850

The Canadian Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Bombardier, Inc., Class A	13,489	$578,178
*	Bombardier, Inc., Class B	491,174	21,085,798
	Boyd Group Services, Inc.	104,026	21,994,793
	Calian Group Ltd.	63,597	2,666,797
	Dexterra Group, Inc.	168,743	691,390
	Doman Building Materials Group Ltd.	397,715	2,425,253
#	Exchange Income Corp.	127,407	4,656,839
	Finning International, Inc.	814,064	23,925,206
*	GDI Integrated Facility Services, Inc.	69,185	2,002,690
#	Hammond Power Solutions, Inc.	22,825	2,443,339
*	Heroux-Devtek, Inc.	244,553	3,284,057
	K-Bro Linen, Inc.	62,086	1,608,355
# *	Lion Electric Co.	110,662	157,466
	Magellan Aerospace Corp.	120,278	707,700
# *	MDA Ltd.	177,234	1,924,707
#	Mullen Group Ltd.	536,149	5,747,210
*	NFI Group, Inc.	259,328	2,463,956
	Richelieu Hardware Ltd.	309,993	9,749,143
	Russel Metals, Inc.	357,603	11,898,540
#	Savaria Corp.	268,184	3,318,271
	SNC-Lavalin Group, Inc.	727,591	29,757,884
*	TELUS International CDA, Inc.	12,685	107,315
*	Transat AT, Inc.	24,945	70,532
	Wajax Corp.	127,359	3,080,197
# *	Westport Fuel Systems, Inc.	7,388	49,713
	Westshore Terminals Investment Corp.	216,180	4,088,835
TOTAL INDUSTRIALS			208,353,946
INFORMATION TECHNOLOGY — (4.3%)
# *	Bitfarms Ltd.	206,800	459,539
# *	BlackBerry Ltd.	1,816,819	5,014,420
*	Celestica, Inc.	704,173	31,639,720
	Computer Modelling Group Ltd.	474,445	3,562,147
	Converge Technology Solutions Corp.	138,443	594,838
	Dye & Durham Ltd.	131,718	1,528,631
	Enghouse Systems Ltd.	256,230	5,775,130
	Evertz Technologies Ltd.	148,543	1,625,194
*	Kinaxis, Inc.	8,677	986,496
# *	Lightspeed Commerce, Inc.	758,210	10,660,789
#	Quarterhill, Inc.	1,065,526	1,470,993
*	Sangoma Technologies Corp.	4,200	20,309
	Softchoice Corp.	18,332	241,982
	TECSYS, Inc.	7,863	223,952
	Vecima Networks, Inc.	6,059	89,014
TOTAL INFORMATION TECHNOLOGY			63,893,154
MATERIALS — (22.3%)
*	5N Plus, Inc.	547,650	2,021,520
	Acadian Timber Corp.	66,067	847,694
#	AirBoss of America Corp.	94,697	415,966
	Alamos Gold, Inc., Class A	1,670,405	24,626,613
#	Altius Minerals Corp.	283,002	4,293,449
# *	Americas Gold & Silver Corp.	86,596	18,859
	Amerigo Resources Ltd.	227,887	260,769
# *	Argonaut Gold, Inc.	1,641,719	472,681
*	Ascot Resources Ltd.	71,438	39,554
	B2Gold Corp.	7,123,507	18,610,261
*	Calibre Mining Corp.	302,879	373,414

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Canfor Corp.	339,850	$4,292,816
*	Canfor Pulp Products, Inc.	144,351	180,099
*	Capstone Copper Corp.	2,311,783	14,711,579
	Cascades, Inc.	767,190	5,601,498
	Centerra Gold, Inc.	1,293,885	7,641,713
	China Gold International Resources Corp. Ltd.	1,030,676	6,574,169
	Dundee Precious Metals, Inc.	1,095,246	8,328,252
*	Eldorado Gold Corp.	1,150,014	16,171,369
#	Endeavour Mining PLC	193,786	3,937,094
# *	Endeavour Silver Corp.	698,719	1,682,762
# *	Equinox Gold Corp.	1,616,510	9,738,341
# *	ERO Copper Corp.	387,556	7,473,041
#	First Majestic Silver Corp.	1,602,991	9,418,378
# *	First Mining Gold Corp.	749,400	66,390
*	Foraco International SA	355,941	754,162
# *	Fortuna Silver Mines, Inc.	1,665,436	6,197,175
*	Freegold Ventures Ltd.	9,000	2,724
# *	Galiano Gold, Inc.	696,057	966,068
# *	GoGold Resources, Inc.	180,275	163,699
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,890,762	13,233,490
*	i-80 Gold Corp.	9,900	13,266
*	IAMGOLD Corp.	2,990,873	9,975,861
# *	Imperial Metals Corp.	381,250	605,136
# *	Interfor Corp.	343,025	5,358,539
*	K92 Mining, Inc.	406,089	1,888,716
*	Karora Resources, Inc.	553,631	2,076,295
#	Labrador Iron Ore Royalty Corp.	334,669	7,135,389
# *	Largo, Inc.	70,585	116,224
# *	Lucara Diamond Corp.	1,635,773	380,398
	Lundin Gold, Inc.	423,894	5,958,393
# *	MAG Silver Corp.	184,065	1,946,901
*	Major Drilling Group International, Inc.	616,318	4,094,985
*	Mandalay Resources Corp.	464	506
	Methanex Corp.	351,518	15,675,478
	Neo Performance Materials, Inc.	32,055	149,088
*	New Gold, Inc.	3,347,181	5,634,028
# *	Northern Dynasty Minerals Ltd.	76,877	24,121
	OceanaGold Corp.	4,394,012	9,926,305
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	827,104	3,134,017
	Osisko Gold Royalties Ltd.	931,762	15,294,174
*	Osisko Mining, Inc.	1,231,447	2,527,351
	Sandstorm Gold Ltd.	432,987	2,272,415
# *	Seabridge Gold, Inc.	289,285	4,373,923
# *	SilverCrest Metals, Inc.	481,626	3,208,168
	SSR Mining, Inc.	1,213,366	5,404,545
#	Stelco Holdings, Inc.	247,737	8,169,807
	Stella-Jones, Inc.	340,688	19,869,589
# *	Taseko Mines Ltd.	1,642,585	3,528,790
*	Torex Gold Resources, Inc.	499,465	7,352,502
	Transcontinental, Inc., Class A	454,041	4,930,747
††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	72,116	1,042,051
*	Victoria Gold Corp.	43,601	213,088
*	Wallbridge Mining Co. Ltd.	350,615	20,707
*	Wesdome Gold Mines Ltd.	884,595	6,589,320
*	Western Copper & Gold Corp.	27,900	42,636
	Western Forest Products, Inc.	1,975,290	918,706

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Winpak Ltd.	177,825	$5,322,082
TOTAL MATERIALS			334,289,846
REAL ESTATE — (3.4%)
	Altus Group Ltd.	245,393	9,398,685
	Bridgemarq Real Estate Services	53,069	547,321
#	Colliers International Group, Inc.	90,962	11,118,343
	DREAM Unlimited Corp., Class A	224,598	3,215,057
	Information Services Corp.	34,805	711,491
	Mainstreet Equity Corp.	31,349	4,348,891
	Melcor Developments Ltd.	55,340	469,423
	Morguard Corp.	25,320	2,212,077
*	Real Matters, Inc.	51,714	233,649
	StorageVault Canada, Inc.	510,897	1,946,203
	Tricon Residential, Inc.	1,493,623	16,650,964
TOTAL REAL ESTATE			50,852,104
UTILITIES — (7.0%)
#	Algonquin Power & Utilities Corp.	2,902,176	18,341,608
*	Altius Renewable Royalties Corp.	4,704	32,192
	Atco Ltd., Class I	427,741	11,908,097
#	Boralex, Inc., Class A	518,790	10,961,404
	Brookfield Infrastructure Corp.,Class A	188,713	6,800,696
#	Capital Power Corp.	688,895	19,432,784
#	Innergex Renewable Energy, Inc.	785,863	4,635,521
*	Maxim Power Corp.	61,434	207,721
	Northland Power, Inc.	753,355	12,307,959
	Polaris Renewable Energy, Inc.	138,283	1,191,364
#	Superior Plus Corp.	1,141,158	8,500,450
	TransAlta Corp.	8,389	53,941
	TransAlta Corp.	1,643,807	10,545,704
TOTAL UTILITIES			104,919,441
TOTAL COMMON STOCKS Cost ($1,112,936,218)			1,363,143,893

			Value†
SECURITIES LENDING COLLATERAL — (9.0%)
@ §	The DFA Short Term Investment Fund	11,601,434	134,216,985
TOTAL INVESTMENTS — (100.0%) (Cost $1,247,141,631)^^			$1,497,360,878
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The Canadian Small Company Series

CONTINUED

Summary of the Series' investments as of March 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,531,668	—	—	$10,531,668
Consumer Discretionary	59,360,985	—	—	59,360,985
Consumer Staples	61,815,614	—	—	61,815,614
Energy	329,585,466	—	—	329,585,466
Financials	103,680,556	$102,143	—	103,782,699
Health Care	35,745,762	13,208	—	35,758,970
Industrials	208,353,946	—	—	208,353,946
Information Technology	63,893,154	—	—	63,893,154
Materials	334,289,846	—	—	334,289,846
Real Estate	50,852,104	—	—	50,852,104
Utilities	104,919,441	—	—	104,919,441
Securities Lending Collateral	—	134,216,985	—	134,216,985
TOTAL	$1,363,028,542	$134,332,336	—	$1,497,360,878

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) , whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2024, the Trust consisted of ten operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisors) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares (at the close of the NYSE), the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum ''initial margin''  requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as ''variation margin'' and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the  Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

FEDERAL TAX COST

At March 31, 2024, the total cost of securities for federal income tax purposes was:

Federal Tax Cost
The Japanese Small Company Series	$2,857,097
The Asia Pacific Small Company Series	1,541,200
The United Kingdom Small Company Series	1,436,687
The Continental Small Company Series	4,668,168
The Canadian Small Company Series	1,272,166

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.